     As filed with the Securities and Exchange Commission on April 26, 2002

                                                     Registration Nos. 333-85183
                                                                   and 811-09547
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
--------------------------------------------------------------------------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
                            Pre-Effective Amendment No.                      [ ]
                          Post-Effective Amendment No. 3                     [X]
                                       and
                REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY          [ ]
                                   ACT OF 1940
                                 Amendment No. 4                             [X]

                       FARMERS ANNUITY SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                    FARMERS NEW WORLD LIFE INSURANCE COMPANY
                               (Name of Depositor)

            3003 - 77th Avenue, S.E., Mercer Island, Washington 98040
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
                                 (206) 232-8400

Name and Address of Agent for Service:         Copy to:

John R. Patton, FLMI, FLHC, CLU, ChFC          Mary Jane Wilson-Bilik, Esq.
Assistant Vice President and Secretary         Sutherland Asbill & Brennan LLP
Farmers New World Life Insurance Company       1275 Pennsylvania Avenue, N.W.
3003 - 77th Avenue, S.E.                       Washington, DC  20004-2415
Mercer Island, Washington  98040

It is proposed that this filing will become effective:

  [ ]   Immediately upon filing pursuant to paragraph (b) of Rule 485

  [X]   On May 1, 2002, pursuant to paragraph (b) of Rule 485

  [ ]   60 days after filing pursuant to paragraph (a) of Rule 485

  [ ]   On ___________ pursuant to paragraph (a) of Rule 485


                               -------------------

                      Title of securities being registered:
   Units of interest in a separate account under individual flexible premium variable annuity contracts.

                                   PROSPECTUS
                                   MAY 1, 2002


                            FARMERS VARIABLE ANNUITY

                  INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY
                                    issued by
                    FARMERS NEW WORLD LIFE INSURANCE COMPANY
                                   through the
                       FARMERS ANNUITY SEPARATE ACCOUNT A

HOME OFFICE
   3003 - 77th Avenue, S.E.
   Mercer Island, Washington  98040
   Telephone: (206) 232-8400

SERVICE CENTER
   P.O. Box 724208
   Atlanta, Georgia  31139
   1-877-376-8008 (toll free)
   8:00 a.m. to 6:00 p.m. Eastern Time

The Farmers Variable Annuity Contract (the "Contract") has 31 funding choices -- one fixed account (paying a guaranteed minimum fixed rate of interest) and 30 subaccounts. The subaccounts invest in the following 30 portfolios:

CALVERT VARIABLE SERIES, INC.
    -   Calvert Social Small Cap Growth Portfolio

DREYFUS VARIABLE INVESTMENT FUND -- SERVICE CLASS SHARES
    -   Quality Bond Portfolio
    -   Small Cap Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -- SERVICE CLASS SHARES

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") -- SERVICE CLASS SHARES
    -   Fidelity VIP Growth Portfolio
    -   Fidelity VIP Index 500 Portfolio
    -   Fidelity VIP Mid Cap Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

    -   Franklin Small Cap Fund
    -   Templeton Developing Markets Securities Fund


    - Templeton Global Asset Allocation Fund (formerly Templeton Asset Strategy Fund)


GOLDMAN SACHS VARIABLE INSURANCE TRUST
    -   Goldman Sachs Capital Growth Fund
    -   Goldman Sachs CORESM Small Cap Equity Fund
    -   Goldman Sachs Mid Cap Value Fund

JANUS ASPEN SERIES


    -   Janus Aspen Aggressive Growth Portfolio (Service Shares)
    -   Janus Aspen Balanced Portfolio (Service Shares)
    -   Janus Aspen Capital Appreciation Portfolio (Institutional Shares)


PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS SHARES
    -   PIMCO Foreign Bond Portfolio


    -   PIMCO Low Duration Portfolio (formerly PIMCO Low Duration Bond
         Portfolio)

SCUDDER VARIABLE SERIES I -- CLASS A SHARES


    -   Scudder Bond Portfolio
    -   Scudder Global Discovery Portfolio
    -   Scudder Growth and Income Portfolio
    -   Scudder International Portfolio
    -   Scudder Money Market Portfolio


SCUDDER VARIABLE SERIES II -- CLASS A SHARES


    -   Scudder Government Securities Portfolio
    -   Scudder High Yield Portfolio
    -   Scudder Small Cap Growth Portfolio
    -   SVS Dreman High Return Equity Portfolio

WM VARIABLE TRUST -- CLASS 2 SHARES
    -   WM Equity Income Fund
    -   WM Mid Cap Stock Fund
    -   WM Small Cap Stock Fund

VARIABLE ANNUITY CONTRACTS INVOLVE CERTAIN RISKS, AND YOU MAY LOSE SOME OR ALL OF YOUR INVESTMENT.
    - The investment performance of the portfolios in which the subaccounts invest will vary.
    -   We do not guarantee how any of the portfolios will perform.
    - The Contract is not a deposit or obligation of any bank, and no bank endorses or guarantees the Contract.
    - Neither the U.S. Government nor any federal agency insures your investment in the Contract.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

This prospectus must be accompanied or preceded by a current prospectus for each of the portfolios listed above.

PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING, AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION ABOUT THE FARMERS VARIABLE ANNUITY.


To learn more about the Contract, you may want to read the Statement of Additional Information dated May 1, 2002 (known as the "SAI"). For a free copy of the SAI, contact us at:


   Farmers New World Life Insurance Company
   SERVICE CENTER
   P.O. Box 724208
   Atlanta, Georgia  31139
   1-877-376-8008 (toll free)

We have filed the SAI with the U.S. Securities and Exchange Commission ("SEC") and have incorporated it by reference into this prospectus. (It is legally a part of this prospectus.) The SAI's table of contents appears at the end of this prospectus.

The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us. You may also read and copy these materials at the SEC's public reference room in Washington, D.C. Call 1-800-SEC-0330 for information about the SEC's public reference room.

                                TABLE OF CONTENTS


Glossary.........................................................................     1
Highlights.......................................................................     3
  The Contract...................................................................     3
  How to Invest..................................................................     3
  Cancellation -- The Right To Examine Period....................................     4
  Investment Options.............................................................     4
  Transfers......................................................................     5
  Automatic Asset Rebalancing Program............................................     5
  Dollar Cost Averaging Program..................................................     5
  Access to Your Money...........................................................     5
  Standard Death Benefit.........................................................     6
  Guaranteed Minimum Death Benefit...............................................     6
  Fees and Charges...............................................................     7
  Annuity Provisions.............................................................     8
  Guaranteed Retirement Income Benefit...........................................     8
  Federal Tax Status.............................................................     9
  Inquiries......................................................................     9
Fee Table........................................................................    10
  Condensed Financial Information................................................    15
About Farmers New World Life Insurance Company and the Variable Account..........    16
  Farmers New World Life Insurance Company.......................................    16
  Farmers Annuity Separate Account A.............................................    16
The Portfolios...................................................................    16
  Investment Objectives of the Portfolios........................................    17
  Availability of the Portfolios.................................................    19
The Pay-In Period................................................................    19
  Purchasing a Contract..........................................................    19
  Cancellation -- The 10 Day Right to Examine Period.............................    20
  Designating Your Investment Options............................................    20
  Tax-Free `Section 1035' Exchanges..............................................    20
  Additional Premium Payments....................................................    21
Your Contract Value..............................................................    21
  Variable Account Value.........................................................    21
Transfers Between Investment Options.............................................    22
  Asset Allocation Models........................................................    23
  Automatic Asset Rebalancing Program............................................    23
  Third Party Transfers..........................................................    24
  Excessive Trading Limits.......................................................    24
  Dollar Cost Averaging Program..................................................    24
  Telephone Transfers............................................................    25
  Transfer Fee...................................................................    26
Access to Your Money.............................................................    26
  Surrenders.....................................................................    26
  Partial Withdrawals............................................................    26
  Systematic Withdrawal Plan.....................................................    27
Death Benefits...................................................................    27
  Death Benefits Before the Annuity Start Date...................................    27
  Guaranteed Minimum Death Benefit...............................................    28
  Distribution Upon Death........................................................    29
  Death Benefits on or After the Annuity Start Date..............................    30
Fees and Charges.................................................................    30

  Mortality and Expense Risk Charge..............................................    30
  Asset-Based Administration Charge..............................................    30
  Transfer Fee...................................................................    30
  Surrender Charge...............................................................    31
  Records Maintenance Charge.....................................................    33
  Portfolio Management Fees and Expenses.........................................    33
  Premium Taxes..................................................................    33
  Other Taxes....................................................................    33
The Payout Period................................................................    33
  The Annuity Start Date.........................................................    33
  Annuity Options................................................................    34
  Determining the Amount of Your Annuity Payment.................................    34
  Fixed Annuity Payments.........................................................    34
  Guaranteed Annuity Tables......................................................    34
  Description of Annuity Options.................................................    35
Guaranteed Retirement Income Benefit.............................................    35
The Fixed Account................................................................    37
  Fixed Account Value............................................................    37
  Fixed Account Transfers........................................................    38
Investment Performance of the Subaccounts........................................    38
Voting Rights....................................................................    39
Federal Tax Matters..............................................................    40
  Taxation of Non-Qualified Contracts............................................    40
  Taxation of Qualified Contracts................................................    42
  Other Tax Issues...............................................................    43
  Our Taxes......................................................................    43
  Possible Tax Law Changes.......................................................    43
Other Information................................................................    43
  Payments.......................................................................    43
  Modification...................................................................    44
  Distribution of the Contracts..................................................    44
  Legal Proceedings..............................................................    45
  Reports to Owners..............................................................    45
  State Variations...............................................................    45
  Inquiries......................................................................    45
  Financial Statements...........................................................    45
  Statement of Additional Information Table of Contents..........................    46

Appendix A.......................................................................   A-1

                                    GLOSSARY

================================================================================

      For your convenience, we are providing a glossary of the special terms we use in this prospectus.

ACCUMULATION UNIT
An accounting unit we use to calculate subaccount values during the pay-in period. It measures the net investment results of each of the subaccounts.

ANNUITANT
You are the annuitant, unless you state otherwise in your application. Before any annuity payments begin, the annuitant is the person (or persons) on whose life (or lives) the Contract is issued. When annuity payments begin, the annuitant is a person during whose lifetime we may make payments under one of the annuity options. You may select joint annuitants.

ANNUITY START DATE
The date when we will begin to pay annuity payments to you or a person you designate under the annuity option you selected.

BENEFICIARY
The person you select to receive the death benefit if you or the last surviving annuitant die before the annuity start date.

CASH VALUE
The Contract Value minus any applicable surrender charge, records maintenance charge, and premium tax.

COMPANY (WE, US, OUR, FARMERS)
Farmers New World Life Insurance Company.

CONTRACT MONTH, YEAR OR ANNIVERSARY
A month, year or anniversary as measured from the issue date.

CONTRACT VALUE
The sum of the amounts you have accumulated under the Contract. It is equal to the money you have under the Contract in the variable account and the fixed account.

FINAL ANNUITY DATE
The Contract anniversary when the oldest annuitant is age 95.

FIXED ACCOUNT
An option to which you can direct your money under the Contract. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in our general account and are not part of, or dependent on, the investment performance of the variable account.

FIXED ACCOUNT VALUE
Your Contract Value in the fixed account.

FREE WITHDRAWAL AMOUNT
An amount you can withdraw each Contract year as a partial withdrawal without incurring a surrender charge.

FUNDS
Investment companies that are registered with the SEC. This Contract allows you to invest in the portfolios of the funds that are listed on the front page of this prospectus.

GENERAL ACCOUNT
The account containing all of Farmers' assets, other than those held in its separate accounts.

HOME OFFICE
The address of our Home Office is 3003 - 77th Avenue, S.E., Mercer Island, Washington 98040.

ISSUE DATE
The date on which we credit the initial premium payment to your Contract. It is also the date when, depending on your state of residence, we allocate your premium(s) either entirely to the fixed account, or to the fixed account and the subaccounts you selected on your application.

NET INVESTMENT FACTOR
The factor we use to determine the value of an accumulation unit at the end of each valuation period. We determine the net investment factor separately for each subaccount.

PAY-IN PERIOD
The period that begins when we issue your Contract and ends on the annuity start date. During the pay-in period, earnings accumulate on a tax-deferred basis until you take money out.

PAYOUT PERIOD
The period beginning on the annuity start date during which you or the person you designate will receive annuity payments.

PORTFOLIO
A separate investment portfolio of a fund. Each subaccount invests exclusively in one portfolio of a fund.

PREMIUM PAYMENT
Amount you pay to us for the Contract. When we use the term "premium payment" in this prospectus, it means a premium payment less any applicable premium taxes.

QUALIFIED CONTRACT
A Contract issued in connection with a retirement plan that qualifies for special federal income tax treatment under the Tax Code.

SERVICE CENTER
The address of the Service Center is P.O. Box 724208, Atlanta, Georgia 31139. McCamish Systems, L.L.C. Insurance Administrators is the administrator of the Contract. You can call the Service Center office toll-free at 1-877-376-8008.

SUBACCOUNT
A subdivision of the variable account that invests exclusively in shares of one portfolio of a fund. The investment performance of each subaccount is linked directly to the investment performance of the portfolio in which it invests.

SURRENDER
The termination of a Contract at the option of the owner.

TAX CODE
The Internal Revenue Code of 1986, as amended.

VALUATION DAY/BUSINESS DAY
Each day that the New York Stock Exchange ("NYSE") is open for trading. Farmers New World Life Insurance Company is open to administer the Contract on each day the NYSE is open.

VALUATION PERIOD
The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern time, 1:00 p.m. Pacific Time) on each Valuation Day and ends at the close of normal trading on the NYSE on the next Valuation Day.

VARIABLE ACCOUNT
Farmers Annuity Separate Account A. It is a separate investment account divided into subaccounts, each of which invests in a corresponding portfolio of a designated fund.

VARIABLE ACCOUNT VALUE
The portion of the total value of your Contract that is allocated to the subaccounts of the variable account.

WRITTEN NOTICE
The written notice you must sign and send to us to request or exercise your rights as owner under the Contract. To be complete, it must: (1) be in a form we accept; (2) contain the information and documentation that we determine is necessary, and (3) be received at our Service Center.

YOU (YOUR, OWNER)
The person(s) entitled to exercise all rights as owner under the Contract.

                                   HIGHLIGHTS

================================================================================

      These highlights provide only a brief overview of the more important features of the Contract. More detailed information about the Contract appears later in this prospectus. PLEASE READ THE REMAINDER OF THIS PROSPECTUS CAREFULLY.

                                  THE CONTRACT

      An annuity is a contract between you (the Contract owner) and an insurance company (Farmers) in which you agree to make one or more payments to us and, in return, we agree to pay a series of payments to you at a later date. The Farmers Variable Annuity Contract is a special kind of annuity that is:

            -     FLEXIBLE PREMIUM -- you may add premium payments at any time.

            - TAX-DEFERRED -- you generally do not have to pay taxes on earnings until you take money out by surrender, partial cash withdrawals, or we make annuity payments to you, or we pay the death benefit.

            - VARIABLE -- you can direct your premium into any of 30 subaccounts. Each subaccount invests exclusively in a single portfolio of a fund. The money you invest in the subaccounts will fluctuate daily based on the performance of the portfolios. You bear the investment risk on the amounts you invest in the subaccounts.

      You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 3%, and may be more. We guarantee the interest, as well as principal, on money placed in the fixed account.

      The Contract allows you to select on your application, for an additional fee:

            -     the optional Guaranteed Minimum Death Benefit, and/or

            -     the optional Guaranteed Retirement Income Benefit.

These riders may not be available in all states, and may vary by state.

      Like all deferred annuities, the Contract has two phases: the "pay-in" period and the "payout" period. During the pay-in period, you can allocate money to any combination of investment alternatives. Any earnings on your investments accumulate tax-deferred. The payout period begins once you start receiving regular annuity payments from the Contract. The Contract allows you to receive annuity payments under one of three fixed annuity payment options. Unless you opt for the Guaranteed Retirement Income Benefit, the money you can accumulate during the pay-in period will directly determine the dollar amount of any annuity payments you receive.

      This Contract cannot be offered in any state where it is not lawful to make such offer.

                                  HOW TO INVEST

      You may obtain a Contract application from your Farmers agent who is also a licensed registered representative. You may purchase the Contract with a single payment of $500 or more. We will not issue a Contract if you are older than age 90 on the issue date.


      You can pay additional premiums of $500 or more ($50 or more for IRAs and/or if you authorize us to draw on an account by check or electronic debit) at any time before the annuity start date. You must send all premium payments to the Service Center in Atlanta, Georgia at the address listed on the front cover of this prospectus.

      We may limit the total premium(s) paid to us during any Contract year.

                   CANCELLATION -- THE RIGHT TO EXAMINE PERIOD

      You may return your Contract to us for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total premiums we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. If state law requires a return of premium, we will refund the greater of your original premium or the Contract Value on the date we receive the returned Contract at our Home Office at the address shown on the front page of this prospectus. If you purchase a qualified Contract, we will return the premium(s) paid. If your state requires us to return your premium or if you have purchased a qualified Contract, we will place your premium(s) in the fixed account for the number of days in your state's right to examine period, plus 10 days. We will pay the refund within 7 calendar days after we receive the Contract. The Contract will then be deemed void. In some states you may have more than 10 days to return the Contract.

                               INVESTMENT OPTIONS

      You may invest your money in any of 30 portfolios by directing it into the corresponding subaccount. The portfolios now available to you under the Contract are:

CALVERT VARIABLE SERIES, INC.
    -   Calvert Social Small Cap Growth Portfolio

DREYFUS VARIABLE INVESTMENT FUND -- SERVICE CLASS SHARES
    -   Quality Bond Portfolio
    -   Small Cap Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -- SERVICE SHARES

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") -- SERVICE CLASS SHARES
    -   Fidelity VIP Growth Portfolio
    -   Fidelity VIP Index 500 Portfolio
    -   Fidelity VIP Mid Cap Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES
    -   Franklin Small Cap Fund
    -   Templeton Developing Markets Securities Fund


    - Templeton Global Asset Allocation Fund (formerly Templeton Asset Strategy Fund)


GOLDMAN SACHS VARIABLE INSURANCE TRUST
    -   Goldman Sachs Capital Growth Fund
    -   Goldman Sachs CORESM Small Cap Equity Fund
    -   Goldman Sachs Mid Cap Value Fund

JANUS ASPEN SERIES
    -   Janus Aspen Aggressive Growth Portfolio (Service Shares)
    -   Janus Aspen Balanced Portfolio (Service Shares)
    -   Janus Aspen Capital Appreciation Portfolio (Institutional Shares)

PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS SHARES
    -   PIMCO Foreign Bond Portfolio


    -   PIMCO Low Duration Portfolio (formerly PIMCO Low Duration Bond
         Portfolio)

SCUDDER VARIABLE SERIES I -- CLASS A SHARES

    -   Scudder Bond Portfolio
    -   Scudder Global Discovery Portfolio
    -   Scudder Growth and Income Portfolio
    -   Scudder International Portfolio
    -   Scudder Money Market Portfolio

SCUDDER VARIABLE SERIES II -- CLASS A SHARES


    -   Scudder Government Securities Portfolio
    -   Scudder High Yield Portfolio
    -   Scudder Small Cap Growth Portfolio
    -   SVS Dreman High Return Equity Portfolio

WM VARIABLE TRUST -- CLASS 2 SHARES
    -   WM Equity Income Fund
    -   WM Mid Cap Stock Fund
    -   WM Small Cap Stock Fund

   EACH ALLOCATION TO A SUBACCOUNT OR THE FIXED ACCOUNT MUST BE AT LEAST $500.

      Each subaccount invests exclusively in shares of one portfolio of a fund. Each portfolio's assets are held separately from the other portfolios and each portfolio has separate investment objectives and policies. The value of your investment in the subaccounts will fluctuate daily based on the investment results of the portfolios in which you invest, and on the fees and charges we deduct. For more complete information regarding the portfolios, consult the prospectus for the portfolio that is attached to this prospectus.


      DEPENDING ON MARKET CONDITIONS, YOU CAN GAIN OR LOSE MONEY IN ANY OF THE SUBACCOUNTS. WE RESERVE THE RIGHT TO OFFER OTHER INVESTMENT CHOICES IN THE FUTURE.

      You may also direct your money to the fixed account and receive a guaranteed rate of return. Money you place in the fixed account will earn interest for one-year periods at a fixed rate that we guarantee to be not less than 3.0%.

                                   TRANSFERS

      You have the flexibility to transfer assets within your Contract. At any time during the pay-in period and after the Right to Examine Period, you may transfer amounts among the subaccounts and between the fixed account and the subaccounts. Certain restrictions apply:

            - transfers must be at least $100, or the total value in a subaccount or fixed account, if less;

            - Contract Value remaining in a subaccount or the fixed account must be at least $500, or we will transfer the total value;

            - only one transfer may be made from the fixed account each Contract year. The transfer must be made during the 30 days following a Contract anniversary; and

            - transfers cannot be made from any subaccount to the fixed account during the 6 month period following any transfer from the fixed account into one or more subaccounts.

      You may make 12 free transfers each Contract year. We impose a $25 charge per transfer on each transfer after the twelfth during a Contract year. Transfers made under the asset rebalancing or dollar cost averaging programs do not count toward the 12 free transfers.

                       AUTOMATIC ASSET REBALANCING PROGRAM


      Under the Automatic Asset Rebalancing ("AAR") program, we will automatically transfer amounts among the subaccounts each quarter to reflect your most recent instructions for allocating premiums. Where and when available, if you select the Automatic Model Update program, you may not select AAR. See "Asset Allocation Models" for more information.


                          DOLLAR COST AVERAGING PROGRAM

      The dollar cost averaging program permits you to systematically transfer (on each monthly anniversary of the issue date) a set dollar amount from the fixed account to up to 8 subaccounts. Dollar cost averaging is available only during the pay-in period. The minimum transfer amount is $100.

                              ACCESS TO YOUR MONEY

      During the pay-in period, you may receive a cash withdrawal of part of your cash value once each calendar quarter. You may also fully withdraw all your value from the Contract and receive its cash value. This is called a surrender.

      Partial withdrawals are subject to the following conditions:

            -     the minimum amount you can withdraw is $100; and

            - you may not make a partial withdrawal if the withdrawal plus the surrender charge would cause the Contract Value to fall below $500.

      Surrenders and partial withdrawals may be subject to a surrender charge. In any Contract year, you may withdraw a portion of your Contract Value, called the free withdrawal amount, without incurring a surrender charge.

      We offer a systematic withdrawal plan whereby, after the first Contract year, you may receive periodic payments of at least $100 on a monthly basis during the pay-in period.

      You may have to pay federal income taxes on any money you fully or partially withdraw from the Contract, and a 10% federal penalty tax if you take a withdrawal before you reach 59 1/2 years old. Access to amounts held in qualified Contracts may be restricted or prohibited.

                             STANDARD DEATH BENEFIT

      We will pay a death benefit to the beneficiary on the death of either any owner or the last surviving annuitant before the annuity start date.

      If you do not select the Guaranteed Minimum Death Benefit on your application and if an annuitant (including an owner who is an annuitant) dies before his or her 80th birthday, the death benefit equals the standard death benefit, which is the greater of:

            - the Contract Value on the later of the date that we receive due proof of death and the date when we receive the beneficiary's instructions on payment method; or

            - the minimum death benefit. The minimum death benefit equals the sum of all premiums paid, minus proportional reductions for withdrawals.

      In all other cases, the death benefit equals the Contract Value determined on the later of the date that we receive due proof of death and the date when we receive the beneficiary's instructions on payment method.

                        GUARANTEED MINIMUM DEATH BENEFIT

      The Guaranteed Minimum Death Benefit provides an enhanced death benefit in the event of the death of the last surviving annuitant before the annuity start date. This benefit is payable on the death of an owner only if that owner is the last surviving annuitant. You may select the Guaranteed Minimum Death Benefit only on your Contract application. We will deduct an additional daily charge from the subaccounts at an annual rate of 0.25% for this benefit.

      On the death of the last surviving annuitant, the Guaranteed Minimum Death Benefit will equal the greatest of the following:

            -     the standard death benefit described above;

            - premiums you paid accumulated daily with interest compounded at 4% per year until the earlier of: (i) the date of death, or
                  (ii) the Contract anniversary on or next following the last surviving annuitant's 80th birthday; minus proportional reductions for withdrawals; or

            - the Greatest Anniversary Value on any Contract anniversary through the earlier of the date of death or the Contract anniversary on or next following the last surviving annuitant's 80th birthday, minus proportional reductions for withdrawals.

      A different death benefit calculation applies if the last surviving annuitant dies after the Contract anniversary on or next following the annuitant's 80th birthday. See "Death Benefits."

                                FEES AND CHARGES

      MORTALITY AND EXPENSE RISK CHARGE. We will deduct a daily mortality and expense risk charge from your value in the subaccounts at an annual rate of 0.95% (1.20% if you select either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit; 1.45% if you choose both benefits).

      ASSET-BASED ADMINISTRATIVE CHARGE. We will deduct a daily administrative charge from your value in each subaccount at an annual rate of 0.20%.

      RECORDS MAINTENANCE CHARGE. We deduct a Records Maintenance Charge of $30 from your Contract Value on the last valuation day of each Contract year during the pay-in period, on the date when the Contract is surrendered, and on the annuity start date. We will waive this charge if your Contract Value is $50,000 or more on the date the charge would be assessed.

      TRANSFER FEE. You may make 12 free transfers each Contract year. We impose a $25 charge per transfer on each transfer after the twelfth during a Contract year before the annuity start date.

      SURRENDER CHARGE. During the pay-in period, you may withdraw all or part of your cash value before your death. Certain withdrawals may be taken without payment of any surrender charge. Other withdrawals are subject to surrender charges.

      We calculate the surrender charge from the date you made the premium payment(s) being withdrawn. The surrender charge applies during the entire seven year period following each premium payment, and will vary depending on the number of years since you made the premium payment(s) being withdrawn.

NUMBER OF COMPLETE YEARS
FROM DATE OF PREMIUM
PAYMENT:                     0      1       2      3      4      5      6       7+
                           ---------------------------------------------------------
SURRENDER CHARGE:            7%     6%      5%     5%     4%     3%     2%      0

      In determining surrender charges, we will treat your premium payments as being withdrawn in the order in which we received them -- that is on a first-in, first-out basis.

      We do not assess a surrender charge on:

            -     the death benefit;


            - the withdrawal of premium payments you paid us more than seven years ago;

            - withdrawals that qualify under the waiver of surrender charge riders as extended hospitalization or confinement to a skilled nursing facility or terminal illness (see "Surrender Charge"); or

            -     the free withdrawal amount.

      Each Contract year, you may withdraw the free withdrawal amount which is an amount up to the greater of:

            - Contract Value minus the excess of total premiums over prior withdrawals that were previously assessed a surrender charge; or

            - 10% of the Contract Value determined at the time the withdrawal is requested.

      PREMIUM TAXES. We will deduct state premium taxes, which currently range from 0% up to 3.5%, if your state requires us to pay the tax. If applicable, we will make the deduction either: (a) from premium payments as we receive them,
(b) from your Contract Value upon surrender or partial withdrawal, (c) on the annuity start date, or (d) upon payment of a death benefit.


      PORTFOLIO MANAGEMENT FEES AND EXPENSES. Each portfolio deducts portfolio management fees and expenses from the amounts you have invested in the portfolios through the subaccounts. You pay these fees and expenses indirectly. In addition, some portfolios deduct 12b-1 fees and service fees. For 2001, these charges ranged from 0.38% to 1.82% annually. See the Fee Table in this Prospectus and the prospectuses for the portfolios.

      COMPENSATION. For information concerning the compensation we pay to our agents for the sale of the Contracts, see "Distribution of the Contracts."


                               ANNUITY PROVISIONS

      ANNUITY OPTIONS. The Contract allows you to receive income payments under one of three fixed annuity options beginning on the annuity start date you select. The latest annuity start date you may select is the Contract anniversary when the oldest annuitant is age 95. You may receive income payments for a specific period of time, or for life with or without a guaranteed number of payments.

      We will use your cash value (less any applicable premium taxes) on the annuity start date to calculate the amount of your income payments under the annuity option you choose.

                      GUARANTEED RETIREMENT INCOME BENEFIT

      The Guaranteed Retirement Income Benefit provides a minimum guaranteed lifetime fixed income benefit in the form of fixed monthly annuity payments, once the Contract has been in force for at least 10 Contract years. You may select the Guaranteed Retirement Income Benefit only on your Contract application. We will deduct an additional daily charge from the subaccounts at an annual rate of 0.25% for this benefit.

      The amount of income payments we will pay under the Guaranteed Retirement Income Benefit is determined by applying the income base (less applicable taxes) to the guaranteed annuity table rates in your Contract for the annuity option you select. On the annuity start date, the amount of income payments we will pay under the Contract will be the greater of:

            - the dollar amount determined under the Guaranteed Retirement Income Benefit; and

            - the dollar amount determined by applying the Contract's cash value to the income benefits, annuity options and annuity tables described in your Contract.

The income base under the Guaranteed Retirement Income Benefit equals the greater of:

      (i) premiums you paid accumulated daily with interest compounded at 5.00% per year through the earlier of the annuity start date and the Contract anniversary on or next following the oldest joint annuitant's 80th birthday, with a proportional reduction for withdrawals; and

      (ii) the Greatest Anniversary Value for the Contract anniversaries through the earlier of the annuity start date and the Contract anniversary on or next following the oldest joint annuitant's 80th birthday, with a proportional reduction for withdrawals

                               FEDERAL TAX STATUS

      Generally, a Contract's earnings are not taxed until you take them out. For federal tax purposes, if you take money out during the pay-in period, including a surrender or partial withdrawal payment, earnings come out first and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you also may be charged a 10% federal penalty tax on earnings. The annuity payments you receive during the payout phase are considered partly a return of your original investment so that part of each payment is not taxable as income until the "investment in the contract" has been fully recovered.

      Death benefits are taxable and generally are included in the income of the recipient as follows: if received under an annuity option, death benefits are taxed in the same manner as annuity payouts; if not received under an annuity option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a surrender or full withdrawal. Different tax consequences may apply for a qualified Contract. For a further discussion of the federal tax status of variable annuity contracts, see "Federal Tax Status."

                                    INQUIRIES

      If you need additional information, please contact us at:

               Service Center
               --------------
               P.O. Box 724208
               Atlanta, Georgia  31139
               1-877-376-8008 (toll-free)
               8:00 a.m. to 6:00 p.m. Eastern Time

                                    FEE TABLE

================================================================================


      The purpose of the Fee Table is to help you understand the various costs and expenses that you will pay directly and indirectly by investing in the subaccounts. The Fee Table shows the historic fees and expenses for each portfolio for the fiscal year ended December 31, 2001, except as stated in the footnotes. Expenses for the portfolios are not fixed or specified under the terms of the Contract. Actual portfolio expenses in future years may be higher or lower than the figures stated below.


YOUR TRANSACTION EXPENSES

        Sales Charge Imposed on Premium Payments................................................None
        Maximum Surrender Charge
          (as a percentage of your premium payment)(1)..........................................7.0%
        Transfer Fee...............................................No fee for the first 12 transfers in a Contract year; then $25
                                                                        per additional transfer
RECORDS MAINTENANCE CHARGE(2)....................................................................$30

VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets in the subaccounts)

   With Both the Guaranteed Minimum Death Benefit AND the Guaranteed Retirement Income Benefit
   -------------------------------------------------------------------------------------------
        Mortality and Expense Risk Charge.......................................................1.45%
        Administrative Expenses.................................................................0.20%
                                                                                                -----
        Total Variable Account Annual Expenses..................................................1.65%

   With Either the Guaranteed Minimum Death Benefit OR the Guaranteed Retirement Income Benefit
   --------------------------------------------------------------------------------------------
        Mortality and Express Risk Charge.......................................................1.20%
        Administrative Expenses.................................................................0.20%
                                                                                                -----
        Total Variable Account Annual Expenses..................................................1.40%

   With Standard Death Benefit Only
   --------------------------------
        Mortality and Expense Risk Charge.......................................................0.95%
        Administrative Expenses.................................................................0.20%
                                                                                                -----
        Total Variable Account Annual Expenses..................................................1.15%

ANNUAL PORTFOLIO EXPENSES


(as a percentage of average daily net assets in the subaccounts after fee waivers and expense reimbursements as of December 31, 2001)



                                                                                                          TOTAL
                                                            MANAGEMENT      12b-1   SERVICE    OTHER      ANNUAL
NAME OF PORTFOLIO                                              FEES         FEES      FEES    EXPENSES   EXPENSES
-----------------                                           ----------      -----   -------   --------   --------
CALVERT VARIABLE SERIES, INC.(3)
Calvert Social Small Cap Growth Portfolio                      1.00%        0.00%     0.00%     0.39%     1.39%

DREYFUS VARIABLE INVESTMENT FUND (Service Class Shares)(4)
Quality Bond Portfolio                                         0.65%        0.25%     0.00%     0.11%     1.01%
Small Cap Portfolio                                            0.75%        0.25%     0.00%     0.11%     1.11%

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND,
 INC. (SERVICE CLASS SHARES)(4)                                0.75%        0.25%     0.00%     0.09%     1.09%

                                                                                                          TOTAL
                                                            MANAGEMENT      12b-1   SERVICE    OTHER      ANNUAL
NAME OF PORTFOLIO                                              FEES         FEES      FEES    EXPENSES   EXPENSES
-----------------                                           ----------      -----   -------   --------   --------
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
 (SERVICE CLASS SHARES)(4)(5)
Fidelity VIP Growth Portfolio                                 0.58%         0.10%    0.00%     0.10%      0.78%
Fidelity VIP Index 500 Portfolio(6)                           0.24%         0.10%    0.00%     0.04%      0.38%
Fidelity VIP Mid Cap Portfolio                                0.58%         0.10%    0.00%     0.11%      0.79%

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 (CLASS 2 SHARES)(4)
Franklin Small Cap Fund(7)                                    0.45%         0.25%    0.00%     0.31%      1.01%
Templeton Developing Markets Securities Fund                  1.25%         0.25%    0.00%     0.32%      1.82%
Templeton Global Asset Allocation Fund
 (formerly Templeton Asset Strategy Fund)                     0.61%         0.25%    0.00%     0.20%      1.06%

GOLDMAN SACHS VARIABLE INSURANCE TRUST(8)
Goldman Sachs Capital Growth Fund                             0.75%         0.00%    0.00%     0.25%      1.00%
Goldman Sachs CORE(SM) Small Cap Equity Fund                  0.75%         0.00%    0.00%     0.25%      1.00%
Goldman Sachs Mid Cap Value Fund                              0.80%         0.00%    0.00%     0.25%      1.05%

JANUS ASPEN SERIES
Janus Aspen Aggressive Growth Portfolio
 (Service Shares)(4)                                          0.65%         0.25%    0.00%     0.02%      0.92%
Janus Aspen Balanced Portfolio (Service Shares)(4)            0.65%         0.25%    0.00%     0.01%      0.91%
Janus Aspen Capital Appreciation Portfolio
 (Institutional Shares)                                       0.65%         0.00%    0.00%     0.01%      0.66%

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE
 CLASS SHARES)
PIMCO Foreign Bond Portfolio(9)                               0.25%         0.00%    0.15%     0.51%      0.90%
PIMCO Low Duration Portfolio (formerly PIMCO
 Low Duration Bond Portfolio(10)                              0.25%         0.00%    0.15%     0.30%      0.69%

SCUDDER VARIABLE SERIES I (CLASS A SHARES)
Scudder Bond Portfolio                                        0.48%         0.00%    0.00%     0.09%      0.57%
Scudder Global Discovery Portfolio(11)                        0.98%         0.00%    0.00%     0.24%      1.22%
Scudder Growth and Income Portfolio                           0.48%         0.00%    0.00%     0.08%      0.56%
Scudder International Portfolio                               0.84%         0.00%    0.00%     0.16%      1.00%
Scudder Money Market Portfolio                                0.37%         0.00%    0.00%     0.08%      0.45%

SCUDDER VARIABLE SERIES II (CLASS A SHARES)
Scudder Government Securities Portfolio                       0.55%         0.00%    0.00%     0.05%      0.60%
Scudder High Yield Portfolio                                  0.60%         0.00%    0.00%     0.10%      0.70%
Scudder Small Cap Growth Portfolio                            0.65%         0.00%    0.00%     0.03%      0.68%
SVS Dreman High Return Equity Portfolio(12)                   0.75%         0.00%    0.00%     0.07%      0.82%

WM VARIABLE TRUST (CLASS 2 SHARES)(4)
WM Equity Income Fund                                         0.63%         0.25%    0.00%     0.06%      0.94%
WM Mid Cap Stock Fund                                         0.75%         0.25%    0.00%     0.07%      1.07%
WM Small Cap Stock Fund                                       0.87%         0.25%    0.00%     0.08%      1.20%


(1) We do not assess a surrender charge on death benefit payments. We do assess a surrender charge if you surrender your Contract, partially withdraw its cash value, or annuitize under the Contract while surrender charges are applicable.

(2) We will also deduct the Records Maintenance Charge on the annuity start date or the date you surrender your Contract. We waive this fee for Contracts with a Contract Value of $50,000 or more on the date the fee is assessed.


(3) "Management Fees" for the Calvert Social Small Cap Growth Portfolio include an administrative fee paid by the portfolio to Calvert Administrative Services Company, an affiliate of the portfolio's investment adviser. "Other Expenses" for the Calvert Social Small Cap Growth Portfolio reflect an indirect fee resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Total Annual Expenses after reduction for fees paid indirectly would be 1.22% for this portfolio.

(4) 12b-1 fees represent servicing fees which are paid to Farmers for certain administrative and account maintenance services provided by Farmers to Contract owners investing in these portfolios. The 12b-1 distribution plan is described in the portfolios' prospectus and statement of additional information. Because the 12b-1 fees are paid out of class assets on an on-going basis, over time these fees will increase the cost of an investment, and may cost more than paying other types of sales charges.

(5) Actual Total Annual Expenses for Service Class shares of the Fidelity VIP Growth and Mid Cap Portfolios were lower than those shown in the Fee Table because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying prospectus for the Fidelity VIP Funds for details.

(6) The manager for the Fidelity VIP Index 500 Portfolio has voluntarily agreed to reimburse the Service Class of shares to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.38%. This arrangement can be discontinued by the Portfolio's manager at any time. Without this reimbursement, the Management Fee, Other Expenses and Total Annual Expenses in 2001 were 0.24%, 0.22% and 0.56%, respectively.

(7) The manager for the Franklin Small Cap Fund had agreed in advance to make an estimated reduction of 0.08% in its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, Total Annual Expenses are estimated to be 1.09%.

(8) Goldman Sachs Asset Management, the investment adviser, has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification, and other extraordinary expenses) to the extent such expenses exceed the percentage stated in the Fee Table (as calculated per annum based on each fund's respective daily net assets). Without the limitations described above, Fund expenses for the fiscal year ended December 31, 2001 would have been: Capital Growth Fund:
Management Fees, 0.75%, Other Expenses, 0.94%, and Total Annual Expenses, 1.69%; and CORESM Small Cap Equity: Management Fees, 0.75%, Other Expenses, 0.47%, Total Annual Expenses 1.22%. The investment adviser may discontinue or modify any limitations in the future at its discretion.

(9) For the PIMCO Foreign Bond Portfolio, "Other Expenses" reflects a 0.50% administrative fee, 0.01% representing the Portfolio's pro rata Trustees' fees, and a reduction of 0.01%. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.90% of average daily net assets. Without such reduction, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.91%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit

(10) For the PIMCO Low Duration Portfolio, "Other Expenses" reflects a 0.25% administrative fee, 0.01% representing the Portfolio's pro rata Trustees' fees, 0.04% of interest expense, and a reduction of 0.01%. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65% of average daily net assets. Without such reduction, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.70%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(11) Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one-year period commencing on May 1, 2002, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the Scudder Global Discovery Portfolio (Class A Shares) to 1.25%.

(12) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2002, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expense of the SVS Dreman High Return Equity Portfolio (Class A Shares) to 0.87%.

      The expenses shown above are deducted by each underlying portfolio before the portfolio provides us with its daily net asset value. We then deduct applicable variable account charges from the net asset value to calculate the unit value of the corresponding subaccount. The management fees and other expenses are more fully described in the prospectus for each underlying portfolio. Information relating to the portfolios was provided to us by the portfolios and was not independently verified by us.


EXAMPLES


The following Examples show what your costs would be under certain assumptions. The Examples are based on the actual charges and expenses for the variable account and for each portfolio for the fiscal year ended December 31, 2001, as stated in the Fee Table. These Examples assume that the fee waivers/reimbursements will continue for the length of the time shown in the Examples. We cannot guarantee that they will continue.


EXAMPLE 1                                               EXAMPLE 2

Example 1 below shows the dollar amount of              Example 2 has the same assumptions as Example
expenses that you would bear directly or                1, except that you selected neither the
indirectly if you:                                      Guaranteed Minimum Death Benefit nor
                                                        Guaranteed Retirement Income Benefit,
-   invested $1,000 in a subaccount;                    resulting in total variable account expenses
-   earned a 5% annual return on your investment;       of 1.15%.
-   fully surrendered your Contract, or began
    receiving annuity payments, with applicable
    surrender charges deducted; and
-   selected both the optional Guaranteed Minimum
    Death Benefit (with an annual charge of 0.25%)
    and the optional Guaranteed Retirement Income
    Benefit (with an annual charge of 0.25%),
    resulting in total variable account expenses
    of 1.65%.


ASSUMES YOU SURRENDER OR ANNUITIZE THE CONTRACT                    EXAMPLE 1                   EXAMPLE 2
-----------------------------------------------           ---------------------------  --------------------------
                                                            1      3       5     10      1      3      5     10
SUBACCOUNT                                                YEAR   YEARS   YEARS  YEARS  YEAR   YEARS  YEARS  YEARS
----------                                                ----   -----   -----  -----  ----   -----  -----  -----
CALVERT VARIABLE SERIES, INC.
 Calvert Social Small Cap Growth Portfolio                 92     143     204    348    87     129    180    300

DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
 Quality Bond Portfolio                                    88     132     186    312    84     118    161    263
 Small Cap Portfolio                                       89     135     191    321    85     121    166    273

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
 (SERVICE CLASS SHARES)
 Dreyfus Socially Responsible Growth Fund                  89     135     190    319    84     120    165    271

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
 (SERVICE CLASS SHARES)
 Fidelity VIP Growth Portfolio                             86     126     175    290    82     111    149    239
 Fidelity VIP Index 500 Portfolio                          82     114     154    249    78     100    129    197
 Fidelity VIP Mid Cap Portfolio                            86     126     175    290    82     112    150    240

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 (CLASS 2 SHARES)
 Franklin Small Cap Fund                                   88     132     186    312    84     118    161    263
 Templeton Developing Markets Securities Fund              96     155     224    386    91     141    201    341
 Templeton Global Asset Allocation Fund                    89     134     188    317    84     119    163    268
  (formerly Templeton Asset Strategy Fund)

ASSUMES YOU SURRENDER OR ANNUITIZE THE CONTRACT                    EXAMPLE 1                   EXAMPLE 2
-----------------------------------------------           ---------------------------  --------------------------
                                                            1      3       5     10      1      3      5     10
SUBACCOUNT                                                YEAR   YEARS   YEARS  YEARS  YEAR   YEARS  YEARS  YEARS
----------                                                ----   -----   -----  -----  ----   -----  -----  -----
GOLDMAN SACHS VARIABLE INSURANCE TRUST
 Goldman Sachs Capital Growth Fund                         88     132     185    311    84     118    160    262
 Goldman Sachs CORE(sm) Small Cap Equity
  Fund                                                     88     132     185    311    84     118    160    262
 Goldman Sachs Mid Cap Value Fund                          89     133     188    316    84     119    163    267

JANUS ASPEN SERIES
 Janus Aspen Aggressive Growth Portfolio
  (Service Shares)                                         88     130     181    303    83     115    156    253
 Janus Aspen Balanced Portfolio (Service                   87     129     181    302    83     115    156    252
  Shares)
 Janus Aspen Capital Appreciation                          85     122     169    278    80     108    143    226
  Portfolio (Institutional Shares)

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE
 CLASS SHARES)
 PIMCO Foreign Bond Portfolio                              87     129     180    301    83     115    155    251
 PIMCO Low Duration Portfolio (formerly                    85     123     170    281    81     109    145    230
 PIMCO Low Duration Bond Portfolio)

SCUDDER VARIABLE SERIES I -- CLASS A SHARES
 Scudder Bond Portfolio                                    84     120     164    269    80     105    139    217
 Scudder Global Discovery Portfolio                        90     138     196    332    86     124    172    284
 Scudder Growth and Income Portfolio                       84     119     163    268    79     105    138    216
 Scudder International Portfolio                           88     132     185    311    84     118    160    262
 Scudder Money Market Portfolio                            83     116     158    256    78     102    132    204

SCUDDER VARIABLE SERIES II -- CLASS A SHARES
 Scudder Government Securities Portfolio                   85     121     166    272    80     106    140    220
 Scudder High Yield Portfolio                              85     123     171    282    81     109    145    231
 Scudder Small Cap Growth Portfolio                        85     123     170    280    81     108    144    229
 SVS Dreman High Return Equity Portfolio                   87     127     176    293    82     112    151    243

WM VARIABLE TRUST (CLASS 2 SHARES)
   WM Equity Income Fund                                   88     130     182    305    83     116    157    255
   WM Mid Cap Stock Fund                                   89     134     189    318    84     120    164    269
   WM Small Cap Stock Fund                                 90     138     195    330    85     123    171    282


EXAMPLE 3                                               EXAMPLE 4

Example 3 has the same assumptions as Example 1,        Example 4 has the same assumptions as Example
except that you decided not to surrender your           3, except that you selected neither the
Contract or begin receiving annuity payments.           optional Guaranteed Minimum Death Benefit nor
Surrender charges are not deducted.  Like Example       the optional Guaranteed Retirement Income
1, we assume that you selected both the optional        Benefit, resulting in total variable annuity
Guaranteed Minimum Death Benefit (with an annual        expenses of 1.15%.
charge of 0.25%) and the Guaranteed Retirement
Income Benefit (with an annual charge of 0.25%),
resulting in total variable account expenses of
1.65%.


ASSUMES YOU DO NOT SURRENDER OR ANNUITIZE THE CONTRACT              EXAMPLE 3                   EXAMPLE 4
------------------------------------------------------     ---------------------------  --------------------------
                                                             1      3       5     10      1      3      5     10
SUBACCOUNT                                                 YEAR   YEARS   YEARS  YEARS  YEAR   YEARS  YEARS  YEARS
----------                                                 ----   -----   -----  -----  ----   -----  -----  -----
CALVERT VARIABLE SERIES, INC.
  Calvert Social Small Cap Growth Portfolio                 32      98     166    348    27     83     141    300

DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
  Quality Bond Portfolio                                    28      87     147    312    23     72     123    263
  Small Cap Portfolio                                       29      89     152    321    24     75     128    273

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
 (SERVICE CLASS SHARES)
  Dreyfus Socially Responsible Growth Fund                  29      89     151    319    24     74     127    271

ASSUMES YOU DO NOT SURRENDER OR ANNUITIZE THE CONTRACT              EXAMPLE 3                   EXAMPLE 4
------------------------------------------------------     ---------------------------  --------------------------
                                                             1      3       5     10      1      3      5     10
SUBACCOUNT                                                 YEAR   YEARS   YEARS  YEARS  YEAR   YEARS  YEARS  YEARS
----------                                                 ----   -----   -----  -----  ----   -----  -----  -----
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
  (SERVICE CLASS SHARES)
  Fidelity VIP Growth Portfolio                             26      80     136    290    21     65     111    239
  Fidelity VIP Index 500 Portfolio                          22      68     116    249    17     52     90     197
  Fidelity VIP Mid Cap Portfolio                            26      80     137    290    21     65     111    240

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 (CLASS 2 SHARES)
 Franklin Small Cap Fund                                    28      87     147    312    23     72     123    263
 Templeton Developing Markets Securities Fund               36     110     186    386    31     96     163    341
 Templeton Global Asset Allocation Fund                     29      88     150    317    24     73     125    268
  (formerly Templeton Asset Strategy Fund)

GOLDMAN SACHS VARIABLE INSURANCE TRUST
 Goldman Sachs Capital Growth Fund                          28      86     147    311    23     71     122    262
 Goldman Sachs CORE(sm) Small Cap Equity Fund               28      86     147    311    23     71     122    262
 Goldman Sachs Mid Cap Value Fund                           29      88     149    316    24     73     125    267

JANUS ASPEN SERIES
 Janus Aspen Aggressive Growth Portfolio                    27      84     143    303    22     69     118    253
  (Service Shares)
 Janus Aspen Balanced Portfolio (Service Shares)            27      84     142    302    22     69     117    252
 Janus Aspen Capital Appreciation                           25      76     130    278    20     61     105    226
 Portfolio (Institutional Shares)

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS
 SHARES)
 PIMCO Foreign Bond Portfolio                               27      83     142    301    22     68     117    251
 PIMCO Low Duration Portfolio (formerly
  PIMCO Low Duration Bond Portfolio)                        25      77     132    281    20     62     106    230

SCUDDER VARIABLE SERIES I -- CLASS A SHARES
 Scudder Bond Portfolio                                     24      73     126    269    19     58     100    217
 Scudder Global Discovery Portfolio                         30      93     158    332    25     78     133    284
 Scudder Growth and Income Portfolio                        24      73     125    268    19     58     100    216
 Scudder International Portfolio                            28      86     147    311    23     71     122    262
 Scudder Money Market Portfolio                             23      70     119    256    18     54     94     204

SCUDDER VARIABLE SERIES II -- CLASS A SHARES
 Scudder Government Securities Portfolio                    24      74     127    272    19     59     102    220
 Scudder High Yield Portfolio                               25      77     132    282    20     62     107    231
 Scudder Small Cap Growth Portfolio                         25      77     131    280    20     62     106    229
 SVS Dreman High Return Equity Portfolio                    26      81     138    293    21     66     113    243

WM VARIABLE TRUST (CLASS 2 SHARES)
 WM Equity Income Fund                                      28      84     144    305    23     69     119    255
 WM Mid Cap Stock Fund                                      29      88     150    318    24     73     126    269
 WM Small Cap Stock Fund                                    30      92     157    330    25     77     132    282


The examples assume that you made no transfers. The examples also do not take into account any premium taxes. The examples reflect the Records Maintenance Charge of $30 as an annual charge of 0.13% which we calculated by dividing the total Records Maintenance Charges expected to be collected during a year by an assumed average investment of $23,000 in the Contract.

PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REPRESENT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those shown in the examples. Similarly your rate of return may be more or less than the 5% assumed in the examples.

CONDENSED FINANCIAL INFORMATION

      We have included in Appendix A a financial history of the three sets of accumulation unit values for the subaccounts that reflect the three levels of Variable Account Annual Expenses available under the Contract.

                 ABOUT FARMERS NEW WORLD LIFE INSURANCE COMPANY
                            AND THE VARIABLE ACCOUNT
================================================================================

FARMERS NEW WORLD LIFE INSURANCE COMPANY

      Farmers New World Life Insurance Company ("Farmers") is the stock life insurance company issuing the Contract. Farmers is located at 3003 - 77th Avenue, S.E., Mercer Island, Washington 98040, and was incorporated under Washington law on February 21, 1910. Farmers established the variable account to support the investment options under this Contract and under other variable annuity contracts Farmers may issue. Farmers' general account supports the fixed account under the Contract.

      Farmers is a direct wholly-owned subsidiary of Farmers Group, Inc. ("FGI"). FGI is a stock holding and management company. The ultimate controlling parents of FGI are Allied Zurich p.l.c., a United Kingdom company, and Zurich Allied AG, a Swiss company. Allied Zurich p.l.c. and Zurich Allied AG are traded in certain European markets, but are not publicly traded in the U.S.

      Farmers markets a broad line of individual life insurance products, including universal life, term life and whole life insurance and annuity products (predominately flexible premium deferred annuities). Farmers currently is licensed to sell insurance in 43 states and the District of Columbia. The states where Farmers is not licensed are Alaska, Florida, Louisiana, New Hampshire, New York, North Carolina, and Vermont.

FARMERS ANNUITY SEPARATE ACCOUNT A

      We established the Farmers Annuity Separate Account A (the "variable account") as a variable account under Washington insurance law on April 6, 1999. The variable account will receive and invest premium payments paid under the Contracts and under other variable annuity contracts we may issue in the future.

      Although the assets in the variable account are our property, the portion of the assets in the variable account that are attributable to variable annuity contracts are not chargeable with the liabilities arising out of any other business that we may conduct. All obligations arising under the Contracts are our general corporate obligations. Income, gains and losses, whether or not realized, from assets allocated to the variable account are credited to or charged against the variable account without regard to our other income, gains or losses. We have the right to transfer to our general account any assets of the variable account that are in excess of such reserves and other liabilities.

      The variable account is divided into 30 subaccounts. Additional subaccounts may be available in the future. Each subaccount invests exclusively in shares of a single portfolio of a fund. The income, gains and losses, whether or not realized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

      The variable account has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the variable account, the funds or of us by the SEC. The variable account is also subject to the laws of the State of Washington which regulate the operations of insurance companies domiciled in Washington.

                                 THE PORTFOLIOS
================================================================================

      Each subaccount of the variable account invests exclusively in shares of a designated portfolio of a fund. Shares of each portfolio are purchased and redeemed at net asset value, without a sales charge. Each fund available under the Contract is registered with the SEC under the 1940 Act as an open-end, management investment company.

      The assets of each portfolio are separate from the assets of any other portfolio, and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate investment portfolio and the income or losses of one portfolio has no effect on the investment performance of any other portfolio.

      Each of the portfolios is managed by an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended. Each investment adviser is responsible for the selection of the investments of the portfolio. These investments must be consistent with the investment objective, policies and restrictions of that portfolio.

      Some of the portfolios have been established by investment advisers that manage retail mutual funds sold directly to the public having similar names and investment objectives to the portfolios available under the Contract. While some of the portfolios may be similar to, and may in fact be modeled after, publicly traded mutual funds, you should understand that the portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named portfolio may differ substantially from the portfolios available through this Contract.


      An investment in a subaccount, or in any portfolio, including the Money Market Portfolio, is not insured or guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to insurance charges, the yields on the money market subaccount may become extremely low and possibly negative.


INVESTMENT OBJECTIVES OF THE PORTFOLIOS

      The investment objective of each portfolio is summarized below. NO ONE CAN PROMISE THAT ANY PORTFOLIO WILL MEET ITS INVESTMENT OBJECTIVES. Amounts you have allocated to the subaccounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the portfolios in which those subaccounts invest. You bear the investment risk that those portfolios possibly will not meet their investment objectives.

      You can find more detailed information, including a description of risks, fees and expenses of each portfolio, in the prospectuses for the portfolios which accompany this prospectus.

CERTAIN PORTFOLIOS HAVE SIMILAR INVESTMENT OBJECTIVES. YOU SHOULD CAREFULLY READ THE PROSPECTUSES FOR THE PORTFOLIOS BEFORE YOU INVEST.


PORTFOLIO                    INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------                    -------------------------------------------
CALVERT SOCIAL SMALL CAP     Seeks to achieve long-term capital appreciation by investing
GROWTH                       primarily in the equity securities of companies that have
PORTFOLIO                    small market capitalizations.  Investment adviser
                             is Calvert Asset Management Company, Inc.  The
                             sub-advisor is Awad Asset Management, Inc.

DREYFUS VIF QUALITY BOND     Seeks to maximize current income as is consistent
PORTFOLIO (SERVICE CLASS)    with the preservation of capital and the
                             maintenance of liquidity. Investment adviser is
                             The Dreyfus Corporation.

DREYFUS VIF SMALL CAP        Seeks to maximize capital appreciation. Investment
PORTFOLIO (SERVICE CLASS)    adviser is The Dreyfus Corporation.

THE DREYFUS SOCIALLY         Seeks to provide capital growth, with current
RESPONSIBLE GROWTH FUND,     income as a secondary goal. Investment adviser is
INC. (SERVICE CLASS)         The Dreyfus Corporation.  The sub-adviser is NCM
                             Capital Management Group, Inc.

FIDELITY VIP GROWTH          Seeks to achieve capital appreciation.  Investment
PORTFOLIO (SERVICE CLASS)    adviser is Fidelity Management & Research Company.
                             The sub-advisor is Fidelity Management & Research
                             Company, Inc.

PORTFOLIO                    INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------                    -------------------------------------------
FIDELITY VIP INDEX 500       Seeks investment results that correspond to the
PORTFOLIO (SERVICE CLASS)    total return of common stocks publicly traded in
                             the United States, as represented by the  Standard
                             & Poor's 500(SM) Index. Investment adviser is
                             Fidelity Management & Research Company. The
                             sub-adviser is Deutsche Asset Management, Inc.

FIDELITY VIP MID CAP         Seeks long-term growth of capital. Investment
PORTFOLIO (SERVICE CLASS)    adviser is Fidelity Management & Research Company.
                             The sub-advisor is Fidelity Management & Research
                             Company (U.K.), Inc.

FRANKLIN SMALL CAP FUND      Seeks long-term capital growth. Investment adviser
(CLASS 2)                    is Franklin Advisers, Inc.

TEMPLETON DEVELOPING         Seeks long-term capital appreciation. Investment
MARKETS SECURITIES FUND      adviser is Templeton Asset Management Ltd.
(CLASS 2)

TEMPLETON GLOBAL ASSET       Seeks high total return. Investment adviser is
ALLOCATION FUND (FORMERLY    Templeton Investment Counsel, LLC.
TEMPLETON ASSET STRATEGY
FUND) (CLASS 2)

GOLDMAN SACHS CAPITAL        Seeks long-term growth of capital. Investment
GROWTH FUND                  adviser is Goldman Sachs Asset Management.

GOLDMAN SACHS CORESM SMALL   Seeks long-term growth of capital. Investment
CAP EQUITY FUND              adviser is Goldman Sachs Asset Management.

GOLDMAN SACHS MID CAP        Seeks long-term capital appreciation. Investment
VALUE FUND                   adviser is Goldman Sachs Asset Management.

JANUS ASPEN AGGRESSIVE       Seeks long-term growth of capital. Investment
GROWTH PORTFOLIO (SERVICE)   adviser is Janus Capital.

JANUS ASPEN BALANCED         Seeks long-term capital growth, consistent with
PORTFOLIO (SERVICE)          preservation of capital and balanced by current
                             income. Investment adviser is Janus Capital.

JANUS ASPEN CAPITAL          Seeks long-term growth of capital. Investment
APPRECIATION PORTFOLIO       adviser is Janus Capital.
(INSTITUTIONAL)

PIMCO FOREIGN BOND           Seeks maximum total return, consistent with
PORTFOLIO (ADMINISTRATIVE    preservation of capital and prudent investment
CLASS)                       management. Investment adviser is Pacific
                             Investment Management Company LLC.

PIMCO LOW DURATION           Seeks maximum total return, consistent with
PORTFOLIO (FORMERLY PIMCO    preservation of capital and prudent investment
LOW DURATION BOND            management. Investment adviser is Pacific
PORTFOLIO) (ADMINISTRATIVE   Investment Management Company LLC.
CLASS)

SCUDDER BOND PORTFOLIO       Seeks to provide a high level of income consistent
(CLASS A)                    with a high quality portfolio of debt securities.
                             Investment adviser is Deutsche Investment
                             Management Americas Inc.

SCUDDER GLOBAL DISCOVERY     Seeks above-average capital appreciation over the
PORTFOLIO (CLASS A)          long term by investing primarily in equity
                             securities of small companies located throughout
                             the world. Investment adviser is Deutsche
                             Investment Management Americas Inc.

SCUDDER GROWTH AND INCOME    Seeks long-term growth of capital, current income
PORTFOLIO (CLASS A)          and growth of income. Investment adviser is
                             Deutsche Investment Management Americas Inc.


SCUDDER INTERNATIONAL        Seeks long-term growth of capital primarily through
PORTFOLIO (CLASS A)          diversified holdings of marketable foreign equity
                             investments.  Investment adviser is Deutsche
                             Investment Management Americas Inc.

SCUDDER MONEY MARKET         Seeks to maintain stability of capital and,
PORTFOLIO                    consistent therewith, to maintain the liquidity of
                             capital and to provide current income. Investment
                             adviser is Deutsche Investment Management Americas
                             Inc.

SCUDDER GOVERNMENT           Seeks high current income consistent with
SECURITIES PORTFOLIO         preservation of capital. Investment adviser is
(CLASS A)                    Deutsche Investment Management Americas Inc.

SCUDDER HIGH YIELD           Seeks to provide a high level of current income.
PORTFOLIO (CLASS A)          Investment adviser is Deutsche Investment
                             Management Americas Inc.

SCUDDER SMALL CAP GROWTH     Seeks maximum appreciation of investors' capital.
PORTFOLIO (CLASS A)          Investment adviser is Deutsche Investment
                             Management Americas Inc.

PORTFOLIO                    INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------                    -------------------------------------------
SVS DREMAN HIGH RETURN       Seeks to achieve a high rate of total return.
EQUITY PORTFOLIO (CLASS A)   Investment adviser is Deutsche Investment
                             Management Americas Inc.; investment sub-adviser is
                             Dreman Value Management L.L.C.

WM EQUITY INCOME FUND        Seeks to provide a relatively high level of current
(CLASS 2 SHARES)             income while achieving long-term growth of income
                             and capital. The investment adviser is WM Advisors,
                             Inc.

WM MID CAP STOCK FUND        Seeks to provide long-term capital appreciation.
(CLASS 2 SHARES)             The investment adviser is WM Advisors, Inc.

WM SMALL CAP STOCK FUND      Seeks long-term capital appreciation.
(CLASS 2 SHARES)             The investment adviser is WM Advisors, Inc.


AVAILABILITY OF THE PORTFOLIOS

      We cannot guarantee that each portfolio will always be available for investment through the Contracts.

      We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the variable account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in our judgment, further investment in any portfolio should become inappropriate, we may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.


      We also reserve the right in our sole discretion to establish additional subaccounts, eliminate or combine one or more subaccounts, combine the variable account with one or more other separate accounts, or operate the variable account as a different kind of investment company. Subject to obtaining any approvals or consents required by law, the assets of one or more subaccounts may also be transferred to any other subaccount if, in our sole discretion, conditions warrant. Additional information regarding the substitutions of investments and resolving conflicts among funds may be found in the SAI.


                                THE PAY-IN PERIOD
================================================================================

      The pay-in period begins when we issue your Contract and continues until the annuity start date. The pay-in period will also end if you surrender your Contract, or a death benefit is payable, before the payout period.

PURCHASING A CONTRACT

      You may purchase a Contract with a premium payment of $500 or more. The first premium payment is the only one we require you to make.

      To purchase a Contract, you must complete an application and send it with your premium to us through one of our authorized agents who is also a registered representative. Contracts may be sold to or in connection with retirement plans that qualify for special tax treatment.

      WHO SHOULD PURCHASE THE CONTRACT? We have designed this Contract for people seeking long-term tax deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in higher federal and state income tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

      If you are purchasing the Contract through a tax favored arrangement, including IRAs, Roth IRAs, SIMPLE IRAs, and SEP IRAs, you should carefully consider the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, since the tax favored arrangement itself provides for tax sheltered growth.

      We will not issue you a Contract if you are older than age 90 on the issue date.

CANCELLATION -- THE 10 DAY RIGHT TO EXAMINE PERIOD

      You have the right to cancel the Contract for any reason within 10 days after you receive it. In some jurisdictions, this period may be longer than 10 days. To cancel the Contract, you must send it to our Home Office at Mercer Island, Washington, before the end of the right to cancel period.

      In most states, the amount of the refund will be the total premiums we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. If state law requires a return of premium, we will refund the greater of your original premium(s) or the Contract Value on the date we receive the Contract at our Home Office at the address shown on the front page of this prospectus. If you purchase a qualified Contract, we will return the premium(s) paid. If your state requires us to return your premium or if you have purchased a qualified Contract, we will place your premium(s) in the fixed account for the number of days in your state's right to examine period, plus 10 days. We will credit your premium(s) placed in the fixed account with interest at the current fixed account interest rates. We will pay the refund within 7 calendar days after we receive the Contract. The Contract will then be deemed void.

DESIGNATING YOUR INVESTMENT OPTIONS

      When you complete your application, you will give us instructions on how to allocate your first premium payment among the 30 subaccounts and the fixed account. The amount you direct to a particular subaccount and/or to the fixed account must be in whole percentages from 1% to 100% of the premium payment, and must equal at least $500.

      If your application is complete and your premium payment has been received at the Service Center, we will issue your Contract within two business days of its receipt, and credit your initial premium payment to your Contract. If your application is incomplete, we will contact you and seek to complete it within five business days. If we cannot complete your application within five business days after we receive it, we will return your premium payment, unless you expressly permit us to keep it. We will credit the payment as soon as we receive all necessary application information.

      The date we credit your initial premium payment to your Contract is the issue date. In most states, on the issue date we will allocate your initial premium to the subaccounts and the fixed account as you specified on your application.

      If your state requires us to return your initial premium(s) in the event you exercise your right to cancel the Contract, or if you purchase a qualified Contract, we will allocate the initial premium(s) to the fixed account on the issue date. While held in the fixed account, your premium(s) will be credited with interest at current fixed account rates. The premium(s) will remain in the fixed account for the number of days in your state's right to examine period, plus 10 days. On the first valuation day on or after that period, we will reallocate all Contract Value from the fixed account to the subaccounts and fixed account as you selected on the application.

      We may reject any application or premium payment for any reason permitted by law.

TAX-FREE `SECTION 1035' EXCHANGES

      You can generally exchange one annuity for another in a `tax-free exchange' under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge on your old contract. There will be a new surrender charge period for this Contract. Other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).

ADDITIONAL PREMIUM PAYMENTS

      There are no requirements on how many premium payments to make. You determine the amount and timing of each additional premium payment, except that premium payments must be at least $500 ($50 if you authorize us to draw on an account by check or electronic debit). You may make premium payments at any time until the earliest of: (a) the annuity start date; (b) the date you fully withdraw all Contract Value; or (c) the date you reach age 70 1/2 for qualified Contracts (other than Roth IRAs and rollovers and transfers).

      We will not accept total premium payments in excess of the cumulative premium limit that is specified on your Contract specification page. The Tax Code may also limit the amount of premiums you may make.

      We will credit any additional premium payments you make to your Contract at the accumulation unit value next computed at the end of the valuation day on which we receive them at the Service Center. Our valuation day usually closes at 4:00 p.m. Eastern Time (1:00 p.m. Pacific Time). If we receive your premium payments after the close of a valuation day, we will calculate and credit them as of the end of the next valuation day.

      We will direct your premium payment to the subaccounts and/or the fixed account according to your written instructions in effect at the time we receive it at the Service Center. However, you may direct individual premium payments to a specific subaccount and/or to the fixed account without changing your instructions. You may change your instructions at any time by sending us a written request or by telephone authorization. Changing your allocation instructions will not change the way existing Contract Value is apportioned among the subaccounts or the fixed account.

      THE VALUE OF YOUR CONTRACT INVESTED IN A SUBACCOUNT WILL VARY WITH THE INVESTMENT PERFORMANCE OF THAT SUBACCOUNT. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE SUBACCOUNTS. YOU SHOULD PERIODICALLY REVIEW YOUR PREMIUM PAYMENT ALLOCATION INSTRUCTIONS IN LIGHT OF MARKET CONDITIONS AND YOUR OVERALL FINANCIAL OBJECTIVES.

                               YOUR CONTRACT VALUE
================================================================================

VARIABLE ACCOUNT VALUE

      Your variable account value will reflect the investment experience of the selected subaccounts, any premium payments paid, any surrenders or partial withdrawals, any transfers, and any charges assessed in connection with the Contract. There is no guaranteed minimum variable account value.

      CALCULATING VARIABLE ACCOUNT VALUE

      Your variable account value is determined at the end of each valuation day. The value will be the total of your Contract's value in each of the subaccounts. We determine your Contract's value in each subaccount by multiplying that subaccount's unit value for the relevant valuation period by the number of accumulation units of that subaccount allocated to the Contract.

      NUMBER OF ACCUMULATION UNITS

      Any amounts you allocate or transfer to the subaccounts will be converted into subaccount accumulation units. We determine the number of accumulation units to be credited to your Contract by dividing the dollar amount being allocated or transferred to a subaccount by the accumulation unit value for that subaccount at the end of the valuation day during which the amount was allocated or transferred. The number of accumulation units in any subaccount will be increased at the end of the valuation day by:

            - any premium payments allocated to the subaccount during the current valuation day; and

            - by any amounts transferred to the subaccount from another subaccount or from the fixed account during the current valuation day.

      Any amounts transferred, surrendered or deducted from a subaccount will be processed by canceling or liquidating accumulation units. The number of accumulation units to be canceled is determined by dividing the dollar amount being removed from a subaccount by the accumulation unit value for that subaccount at the end of the valuation day during which the amount was removed. The number of accumulation units in any subaccount will be decreased at the end of the valuation day by:

            - any amounts transferred (including any applicable transfer fee) from that subaccount to another subaccount or to the fixed account on that valuation day;

            - any amounts withdrawn or surrendered (including any applicable surrender charges and premium taxes) on that valuation day; and

            - the Records Maintenance Charge, if assessed on that valuation day.

      ACCUMULATION UNIT VALUE

      The accumulation unit value for each subaccount's first valuation day was set at the amount shown in Appendix A. The accumulation unit value for each subaccount is recalculated at the end of each valuation day by multiplying the accumulation unit value at the end of the immediately preceding valuation day by the Net Investment Factor for the valuation day for which the value is being determined. The new accumulation unit value reflects the investment performance of the underlying portfolio, and the daily deduction of: (i) the mortality and expense risk charge, (ii) any charge for enhanced benefit riders, and (iii) the daily administrative charge during each valuation period.

      We determine a separate accumulation unit value for each subaccount. We will also determine separate sets of accumulation unit value reflecting the costs of the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit.

      The formula for computing the Net Investment Factor is in the Statement of Additional Information.

                      TRANSFERS BETWEEN INVESTMENT OPTIONS
================================================================================

      After the right to examine period has expired and before the annuity start date, you may transfer all or part of the amount in a subaccount or the fixed account to another subaccount or the fixed account, subject to the restrictions described below.

      The minimum amount that you may transfer is $100 or your total value in that subaccount, if less. If you request a transfer that would reduce the amount in a subaccount or fixed account below $500, we will transfer the entire amount in the subaccount.

      You may make one transfer from the fixed account to the subaccounts each Contract year during the 30 days following a Contract anniversary. We measure a Contract year from the anniversary of the issue date. You may not make a transfer into the fixed account during the six months following any transfer you make out of the fixed account to any subaccount(s).

      Transfers will be processed based on the accumulation unit values determined at the end of the valuation day on which we receive your written request or telephone authorization to transfer, provided we receive the request at our Service Center before the close of our valuation day, usually 4:00 p.m. Eastern Time (1:00 p.m. Pacific Time). If we receive your request after the close of our valuation day, we will process the transfer request using the accumulation unit value for the next valuation day. There currently is no limit on the number of transfers that you can make among subaccounts or to the fixed account.

      We may suspend or modify this transfer privilege at any time.


ASSET ALLOCATION MODELS

      Asset allocation allows you to invest in different asset classes -- such as stock funds, international funds, bond funds, and money market funds -- depending on your risk tolerance, investment goals and time horizon. Keep in mind that use of an asset allocation model does not guarantee investment results.

      An asset allocation model program is available in connection with the Contracts at no charge. Currently, you can select one of five asset allocation models, ranging from conservative to aggressive. Each model invests different percentages of your contract value in some or all of the subaccounts. Although you may only use one model at a time, you may elect to change your model selection as your tolerance for risk, and/or your needs and objectives change. The models do not include allocations to the fixed account. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure.

      If you choose an asset allocation model, your premium payments will automatically be allocated among the subaccounts to reflect the model you choose. If you select Automatic Asset Rebalancing, then your assets held in the subaccounts will be rebalanced each quarter to the same percentages as the original model you selected (or a more recent model if you instruct us). Where and when available, you may participate in the active model program, referred to as the Automatic Model Update program. By selecting this program, you are authorizing the automatic quarterly reallocation of your money in the subaccounts to reflect the current composition of the model, without further instruction from you. The models are updated quarterly. If you select the Automatic Model Update program, you may not select Automatic Asset Rebalancing.

      You can stop and start your participation in asset allocation models at any time, and you can change your model or provide different instructions to us at any time by submitting a request to the Service Center. Asset allocation is not available after the annuity start date. Your asset allocation instructions are effective on the business day we receive them at the Service Center.

      We may suspend or modify the asset allocation program at any time.


AUTOMATIC ASSET REBALANCING PROGRAM


      If you select the Automatic Asset Rebalancing program ("AAR"), you can instruct us to automatically rebalance your money in the subaccounts each quarter to reflect your most recent instructions for allocating premiums. Investment performance will likely cause any allocation percentages you selected to shift. With AAR, we will automatically make transfers among the subaccounts on the first day of each calendar quarter to bring your Contract back in line with the percentages you most recently provided to us.

      For instance, assume you instructed us to put your initial premium into 5 subaccounts in equal proportions (20% in each) and you selected AAR on your application. Over the next few months, investment performance caused the percentage of your Contract Value in the 5 subaccounts to change so that the 5 subaccounts were 10%, 30%, 10%, 30% and 20% of your Contract Value. On the first day of the calendar quarter, we will transfer your money among the subaccounts so that 20% of your Contract Value is again in each of the 5 subaccounts.

      If you select an asset allocation model on your application and select the Automatic Model Update program, then AAR is not available to you.

      If you select an asset allocation model on your application and do not select the Automatic Model Update program, and you select AAR, then on the first day of each calendar quarter, we will automatically transfer money among the subaccounts to match the percentages in the original asset allocation model you select. Unless you instruct us to update the asset allocation model, AAR will rebalance your money in the subaccounts to the original model that was in place on the issue date (or to the model in place on the date you most recently told us to update the model).

      Transfers under this program are not subject to the $100 minimum transfer limitation. There is no charge for using AAR and we do not charge a transfer fee for asset rebalancing. We do not include any money allocated to the fixed account in the rebalancing.

      You can start and stop AAR at any time, and you can change your instructions at any time by submitting a request to the Service Center. AAR is not available after the annuity start date. Your AAR instructions are effective on the business day we receive them at the Service Center.

      We may suspend or modify AAR at any time.


THIRD PARTY TRANSFERS

      If you authorize a third party to transact transfers on your behalf, we will honor their transfer instructions, so long as they comply with our administrative systems, rules and procedures, which we may modify or rescind at any time. We take no responsibility for any third party asset allocation program. PLEASE NOTE that any fees and charges assessed for third party asset allocation services are separate and distinct from the Contract fees and charges set forth in this prospectus. We neither recommend nor discourage the use of asset allocation services.

EXCESSIVE TRADING LIMITS

      We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for a Contract owner if:

            - we believe, in our sole discretion, that excessive trading by the Contract owner, or a specific transfer request, or a group of transfer requests, may have a detrimental effect on the accumulation unit values of any subaccount or the share prices of any portfolio or would be detrimental to other Contract owners; or

            - we are informed by one or more portfolios that they intend to restrict the purchase of portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of portfolio shares.

      We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.

DOLLAR COST AVERAGING PROGRAM

      Under the dollar cost averaging program, you may authorize us to transfer a fixed dollar amount at monthly intervals from the fixed account to one or more subaccounts. You may designate up to eight subaccounts to receive the transfers. The fixed dollar amount will purchase more accumulation units of a subaccount when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases of units had been made at the highest value and greater than if all purchases had been made at the lowest value. The dollar cost averaging method of investment reduces the risk of making purchases only when the price of accumulation units is high. It does not assure a profit or protect against a loss in declining markets.

      Dollar cost averaging is only available during the pay-in period. You may cancel your participation in the program at any time.

      You may enroll in the dollar cost averaging program at any time by submitting a request to the Service Center. We make transfers on the same day of every month as your issue date. We must receive the form at least 5 valuation days before the transfer date, for your transfers to begin on that date. When you enroll in the dollar cost averaging program, your total Contract Value in the fixed account must be at least equal to the amount you designate to be transferred on each transfer date. Transfers from the fixed account must be at least $100. Transfers under the dollar cost averaging program will not occur unless the balance in the fixed account is at least as large as the amount designated to be transferred.

      We may suspend or modify this dollar cost averaging program at any time.

TELEPHONE TRANSFERS

      Unless you notify us on your application or in writing that you do not want the ability to make transfers by telephone, generally you will have the ability to make a transfer by giving us instructions over the telephone. (In some states you may have to elect telephone transfers.) You may use your telephone to authorize a transfer from one subaccount or the fixed account to another subaccount or the fixed account, to change the allocation instructions for future investments, and/or to change asset rebalancing and dollar cost averaging programs.

      We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. We may be liable for such losses if we do not follow those reasonable procedures.

      The procedures that we may follow for telephone transfers include:

            - providing you with a written confirmation of all transfers made according to telephone instructions,

            - requiring a form of personal identification prior to acting on instructions received by telephone, and

            -     tape recording instructions received by telephone.


      We will process any telephone transfer order that is completely received at the Service Center before the NYSE closes (usually 4:00 p.m. Eastern time). We cannot guarantee that telephone transactions will always be available. For example, our Service Center may be closed during severe weather emergencies or there may be interruptions in telephone service or problems with computer systems that are beyond our control. Outages or slowdowns may prevent or delay our receipt of your request. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.


      We reserve the right to modify, restrict, suspend or eliminate the transfer privileges (including the telephone transfer facility) at any time, for any class of Contracts, for any reason.

TRANSFER FEE

      We will impose a transfer fee of $25 for the thirteenth and each subsequent transfer request you make per Contract year. Transfers you make pursuant to the asset rebalancing and dollar cost averaging programs do not count toward your 12 free transfers. See "Fees and Charges."

                              ACCESS TO YOUR MONEY
================================================================================

SURRENDERS

      At any time before the annuity start date, you may surrender your Contract for its cash value.

      The cash value is equal to :

            -     the Contract Value; minus

            -     any applicable surrender charges; minus

            -     any premium taxes not previously deducted; minus

            -     the Records Maintenance Charge unless waived.

      The cash value will be determined at the accumulation unit value next determined as of the close of business on the day we receive your written request for surrender at the Service Center, unless you specify a later date in your request. If we receive your written request after the close of our business day, usually 4:00 p.m. Eastern Time, we will determine the surrender value as of the next business day. The cash value will be paid in a lump sum unless you request payment under an annuity option. A surrender may have adverse federal income tax consequences, including a penalty tax. See "Federal Tax Consequences."

PARTIAL WITHDRAWALS

      Once each calendar quarter before the annuity start date, you may request a withdrawal of part of your cash value. Partial withdrawals are subject to the following conditions:

            -     the minimum amount you can withdraw is $100; and

            - you may not make a partial withdrawal if the withdrawal plus the surrender charge would cause the Contract Value to fall below $500.

      We will withdraw the amount you request from the Contract Value as of the valuation day on which we receive your written request for the partial withdrawal at our Service Center, provided we receive it before the close of our business day, usually 4:00 p.m. Eastern Time. If we receive your request after the close of our business day, we will make the withdrawal as of the next business day. We will then reduce the amount remaining in the Contract by any applicable surrender charge plus the dollar amount we sent to you.

      You may specify how much you wish to withdraw from each subaccount and/or the fixed account. If you do not specify, or if you do not have sufficient assets in the subaccounts or fixed account you specified to comply with your request, we will make the partial withdrawal on a pro rata basis from the fixed account and those subaccounts in which you are invested. We will base the pro rata reduction on the ratio that the value in each subaccount and the fixed account has to the entire Contract Value before the partial withdrawal.

      Remember, any partial withdrawal you take will reduce your Contract Value, and will proportionally reduce the minimum death benefit by the amount of the withdrawals plus any charges. See "Death Benefits."

      If you elected the Guaranteed Minimum Death Benefit, a partial withdrawal will proportionally reduce the Greatest Anniversary Value and the amount of premiums (plus interest) being accumulated at 4% annually.

Likewise, if you elected the Guaranteed Retirement Income Benefit, a partial withdrawal will proportionally reduce the Income Base. The impact of a proportional reduction on these benefits depends, in part, upon the relative amount of your Contract Value at the time of the withdrawal. Under proportional reductions, if the amount of the death benefit or Income Base is greater than the Contract Value at the time of the partial withdrawal, then the reduction in the death benefit or Income Base will be greater than the dollar amount of the withdrawal (including any charges). For this reason, if a death benefit is paid, or the Income Base is calculated, after you have taken a partial withdrawal, the possibility exists that the total amount of the death benefit or Income Base will be less than the total premium payments you have paid. See "Death Benefits" and "Guaranteed Retirement Income Benefit."

      INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

      Your right to make surrenders and partial withdrawals is also subject to any restrictions imposed by applicable law or employee benefit plan.

      See "Surrender Charges" for an explanation of the surrender charges that may apply.

SYSTEMATIC WITHDRAWAL PLAN

      After your first Contract year, you can elect to receive regular payments from your Contract Value during the pay-in period. You instruct us to withdraw selected amounts from the fixed account or any of the subaccounts. We will make these withdrawals on a monthly basis. You must complete an enrollment form and send it to the Service Center. You may terminate the systematic withdrawal plan at any time.

      There are some limitations to the systematic withdrawal plan:

            -     withdrawals must be at least $100;

            - you must have a minimum balance at least equal to the amount you want to withdraw;

            - we will deduct a surrender charge from any amount you withdraw in excess of your free withdrawal amount; and

            - you may not take a systematic withdrawal if the withdrawal plus the surrender charge would cause the Contract Value to fall below $500.

      Income taxes and tax penalties may apply to the amount withdrawn. We may suspend or modify the systematic withdrawal plan at any time.

                                 DEATH BENEFITS
================================================================================

      Only one death benefit will be payable under this Contract. Upon payment of the death benefit proceeds, the Contract will terminate.

DEATH BENEFITS BEFORE THE ANNUITY START DATE

      We will pay a death benefit to the beneficiary if any of the following occurs during the pay-in period:

            -     the owner or any joint owner dies, or

            -     the last surviving annuitant dies.

      If any owner is a non-natural person, then the death of any annuitant will be treated as the death of an owner.

      STANDARD DEATH BENEFIT

      If you have not selected the Guaranteed Minimum Death Benefit on your application, and if an annuitant (including an owner who is an annuitant) dies before his or her 80th birthday, the death benefit equals the greater of:

            - the Contract Value on the later of the date that we receive due proof of death and the date when we receive the beneficiary's instructions on payment method at the Service Center; or

            - the minimum death benefit. The minimum death benefit equals the sum of all premiums, minus proportional reductions for withdrawals.

      In all other cases, the death benefit equals the Contract Value determined on the later of the date that we receive due proof of death and the date when we receive the beneficiary's instructions on payment method. Such other cases include the death of an annuitant who has attained his or her 80th birthday, or the death of an owner who is not an annuitant.

      The proportional reduction in the minimum death benefit equals:

            - the minimum death benefit immediately prior to the withdrawal; multiplied by

            - the ratio of the amount you withdraw (including any charges) to the Contract Value immediately before the withdrawal.

GUARANTEED MINIMUM DEATH BENEFIT

      On your Contract application, you may select the Guaranteed Minimum Death Benefit. Under this benefit, the death benefit payable in the event of the last surviving annuitant's death is enhanced as described below. This death benefit is only payable during the pay-in period and is not available after the annuity start date. No Guaranteed Minimum Death Benefit is ever payable if a non-annuitant owner dies; this benefit is only payable on the death of an owner if that owner is the last surviving annuitant.

      If you select this option, we will deduct an additional charge equal, on an annual basis, to 0.25% of the average net assets you have invested in the subaccounts.

      Under the Guaranteed Minimum Death Benefit, the death benefit we will pay upon the death of the last surviving annuitant is the greatest of the following:

            1.    the standard death benefit as described above;

            2. premiums you paid accumulated daily with interest compounded at a rate of 4% per year through the earlier of (i) the date of death, or (ii) the Contract anniversary on or next following the last surviving annuitant's 80th birthday, minus proportional reductions for withdrawals; or

            3. the Greatest Anniversary Value on any contract anniversary through the earlier of the date of death or the Contract anniversary on or next following the last surviving annuitant's 80th birthday, minus proportional reductions for withdrawals.

                  The Greatest Anniversary Value is calculated as follows: an anniversary value is defined for each eligible Contract anniversary as the Contract Value on that anniversary, increased by premiums accepted since that anniversary and proportionately reduced for withdrawals since that anniversary. The largest such anniversary value is the Greatest Anniversary Value.

      If the last surviving annuitant dies after the Contract anniversary coincident with or next following that annuitant's 80th birthday and before the annuity start date, the amounts calculated under 2 and 3 will be increased by premiums received and proportionately reduced for withdrawals since that anniversary.

      If the last surviving annuitant was older than 80 on the issue date, then no death benefit will be payable under 2 or 3 above.

      The proportional reductions for withdrawals are determined independently for 2 and 3 above. The proportional reduction for each withdrawal is equal to the product of:

            - the death benefit available under the item being considered (either 2 or 3) immediately prior to the withdrawal, and

            - the ratio of the amount withdrawn (including any charges) to the Contract Value immediately before the withdrawal.

      The Guaranteed Minimum Death Benefit will end when the Contract ends or you send a signed request to terminate it to the Service Center. If you terminate the rider, we will no longer deduct the 0.25% additional rider charge from the subaccounts.

      In determining the death benefit, we will also subtract any applicable premium and withholding taxes not previously deducted.

      The Guaranteed Minimum Death Benefit may not be available in all states, and it may vary by state.

DISTRIBUTION UPON DEATH

      If a death benefit is payable before the annuity start date, we will pay the death benefit in a lump sum, unless we consent to another arrangement within 90 days of receiving due proof of death.


      If all or a part of the death benefit proceeds are paid in one lump sum and the proceeds are at least $10,000, we will place the lump-sum payment into an interest-bearing special account opened in the beneficiary's name. We will provide the beneficiary with a checkbook to access these funds from the special account within seven days of our receipt of due proof of death and payment instructions at the Service Center. The beneficiary can withdraw all or a portion of the death benefit proceeds at any time, and will receive interest on the proceeds remaining in the account. The special account is part of our general account, is not FDIC insured, and is subject to the claims of our creditors. We may receive a benefit from the amounts held in the account.


      In all events, death benefit distributions will be made from the Contract in accordance with Section 72(s) of the Tax Code.

      If any owner dies before the annuity start date, the death benefit must be distributed to the beneficiaries within five years after the date of death or distributed over the life (or period not exceeding the life expectancy) of the beneficiary, provided that such distributions begin within one year of the owner's death. A new settlement agreement will be drawn up and the original Contract will terminate. The payments under this agreement will be fixed and guaranteed. If you have named two or more beneficiaries, then the provisions of this section shall apply independently to each beneficiary.

      If the sole beneficiary is the surviving spouse of the deceased owner, the spouse may elect to continue the Contract (in lieu of receiving the death benefit) with the surviving spouse as the sole owner but not the annuitant. On the death of the surviving spouse, we will pay a death benefit. If the Contract is continued with the Guaranteed Minimum Death Benefit rider in effect, the spouse should consider terminating the rider, as the Guaranteed Minimum Death Benefit cannot be paid on the death of the surviving spouse.

      If an owner is a non-natural person, then each annuitant will be treated as an owner for purposes of distributing the death benefit, and any death of an annuitant will be treated as the death of the owner for purposes of these requirements. Moreover, if the annuitant is also an owner, then the death of such annuitant will also be treated as the death of an owner.

DEATH BENEFITS ON OR AFTER THE ANNUITY START DATE

      If an annuitant dies on or after the annuity start date, we will pay any remaining guaranteed payments to the beneficiary as provided in the annuity option selected. If you are not the annuitant and you die while an annuitant is still living, we will continue to pay the income payments for the annuitant's lifetime in the same manner as before your death.

                                FEES AND CHARGES
================================================================================

MORTALITY AND EXPENSE RISK CHARGE

      As compensation for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge from your net assets in the subaccounts. The charge is equal, on an annual basis, to 0.95% of average daily net assets you have invested in the subaccounts.

      The mortality risk we assume is that annuitants may live for a longer period of time than estimated when we established the guarantees in the Contract. Because of these guarantees, each annuitant is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that we assume also includes a guarantee to pay a death benefit if the annuitant dies before the annuity start date. The expense risk that we assume is the risk that the administrative fees and transfer fees (if imposed) may be insufficient to cover actual future expenses. We may use any profits from this charge to pay the costs of distributing the Contracts.

      If you choose either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income, we will deduct an additional daily fee from your value in the subaccounts at an annual rate of 0.25% of average daily net assets you have invested in the subaccounts. If you choose both benefits, the additional daily fee will increase to an annual rate of 0.50%. See "Fee Table."

ASSET-BASED ADMINISTRATION CHARGE

      We deduct a daily asset-based administration charge from each subaccount to help reimburse us for our administrative costs, such as owner inquiries, changes in allocations, owner reports, Contract maintenance costs and data processing costs. This charge is equal, on an annual basis, to 0.20% of your average daily net assets in the subaccounts. This charge is designed to help compensate us for the cost of administering the Contracts and the variable account.

TRANSFER FEE

      A transfer fee of $25 will be imposed for the thirteenth and each subsequent transfer during a Contract year. Any unused free transfers do not carry over to the next Contract year. Each written or telephone request would be considered to be one transfer, regardless of the number of subaccounts affected by the transfer. Transfers you make through our asset rebalancing and dollar cost averaging programs do not count toward your twelve free transfers. We deduct the transfer fee from the amount transferred.

SURRENDER CHARGE

      We do not deduct a charge for sales expenses from premium payments at the time premium payments are paid to us. However, we will deduct a surrender charge, if applicable, if you surrender your Contract or partially withdraw cash value before the annuity start date, or if you annuitize your Contract. We do not assess a surrender charge on withdrawals made if the Contract terminates due to your death or the death of the last surviving annuitant.

      As a general rule, the surrender charge equals a percentage of the premium payments withdrawn that: (a) we have held for less than seven years; and (b) are not eligible for a free withdrawal. The surrender charge applies during the entire seven year period following each premium payment. The applicable percentage depends on the number of years since you made the premium payment being withdrawn, as shown on this chart:

                   NUMBER OF COMPLETED YEARS FROM THE     SURRENDER CHARGE
                       DATE OF PREMIUM PAYMENTS              PERCENTAGE
                   ----------------------------------     ----------------
                  0...................................           7%
                  1...................................           6%
                  2...................................           5%
                  3...................................           5%
                  4...................................           4%
                  5...................................           3%
                  6...................................           2%
                  7 and later.........................           0%

      In determining surrender charges, we will deem premiums to be surrendered in the order in which they were received -- that is, on a first-in, first-out basis.

      Because surrender charges are based on the date each premium payment is made, you may be subject to a surrender charge, even though the Contract may have been issued many years earlier.

      We will not apply the Surrender Charge Percentage to an amount greater than the current Contract Value minus the Free Withdrawal Amount if the Contract Value is less than your total premium payments due to negative investment performance.

      When you request a withdrawal, you will be sent a check in the amount you requested (if available), less applicable tax withholding. If a surrender charge applies, your Contract Value will be reduced by the dollar amount we send you, plus the surrender charge. The surrender charge is deducted pro-rata from all subaccounts and the fixed account in which the Contract is invested based on the remaining Contract Value in each subaccount and the fixed account, unless you request otherwise.

      FREE WITHDRAWAL AMOUNT

      In any Contract year before the annuity start date, you may withdraw a portion of your Contract Value once each calendar quarter without incurring a surrender charge. This amount is called the free withdrawal amount. Each Contract year, the free withdrawal amount is an amount up to the greater of:

            - Contract Value minus the excess of total premiums over prior withdrawals that were previously assessed a surrender charge; or

            - 10% of the Contract Value determined at the time the withdrawal is requested.

Any premium that has been held by us for more than seven years will be subject to a 0% Surrender Charge Percentage.

      EXAMPLE OF SURRENDER CHARGE CALCULATION

      This example is for a Contract issued on July 1, 2000 with a $10,000 premium paid on the issue date. No subsequent premiums are paid.

      The owner wishes to withdraw $4,000 on September 15, 2003. Suppose the Contract Value is $12,700 on that date, before the withdrawal.

      The free withdrawal amount is the larger of (a) and (b):

        (a)$12,700 -- $10,000 = $2,700
        (b)(10%)($12,700)     = $1,270

The free withdrawal amount is $2,700. The remaining portion of the withdrawal is subject to a surrender charge. Since this amount represents the withdrawal of premium paid between 3 and 4 years ago, the surrender charge percentage is 5%. The surrender charge is calculated as follows:

        ($4,000 - $2,700)(5%) = $65

In this example, the owner wishes to fully surrender the Contract in year 3. The surrender charge is calculated as follows:

        ($12,700 - $2,700)(5%)/1.05 = $476.19

The owner would receive $12,700 - $476.19 - $30 = $12,193.81.

Assume the same facts but Contract Value declined to $8,000. The free withdrawal amount is the larger of (a) and (b):

        (a)$8,000 - $10,000 = $-2,000
        (b)(10%)($8,000) = $800

The surrender charge is calculated as follows:

        ($8,000 - $800)(5%)/1.05 = $342.86

The owner would receive $8,000 - $342.86 - $30 = $7,627.14

Free withdrawals may be subject to the 10% federal penalty tax if made before you reach age 59 1/2. They also may be subject to federal income tax.

      WAIVER OF SURRENDER CHARGE RIDERS

      If state law permits and subject to certain restrictions, we will automatically issue two riders with your Contract. As described in these riders, we will waive the surrender charge:

            - after an annuitant (who is under age 75) has been confined in a hospital or skilled heath care facility continuously for at least 90 days; or

            - (after one year from the effective date of the rider) if an annuitant is diagnosed with a terminal illness after we issue the Contract and is expected to live for 12 months or less, up to an aggregate maximum withdrawal of $250,000.

RECORDS MAINTENANCE CHARGE

      At the end of each Contract year before the annuity start date, we will deduct a records maintenance charge of $30 from your Contract Value as partial reimbursement for our administrative expenses relating to the Contract. We will deduct the fee from each subaccount and the fixed account based on the proportion that the value in each subaccount and the fixed account bears to the total Contract Value. We will also deduct this charge on the annuity start date, or the date you surrender the Contract.

      We will not deduct this fee after annuity payments have begun. We also currently waive deduction of the charge for Contracts whose Contract Value is $50,000 or more on the date of assessment.

PORTFOLIO MANAGEMENT FEES AND EXPENSES


      Each portfolio deducts portfolio management fees and expenses from the amounts you have invested in the portfolios through the subaccounts. You pay these fees and expenses indirectly. In addition, some portfolios deduct 12b-1 fees and service fees. For 2001, total portfolio fees and charges ranged from 0.38% to 1.82%. See the Fee Table in this Prospectus and the prospectuses for the portfolios.

      We (and our affiliates) receive compensation from certain investment advisers and/or administrators (and/or an affiliate thereof) of the portfolios in connection with administrative or other services we provide and cost savings experienced by the investment advisers, administrators or affiliate. Such compensation may range from 0.10% to 0.40% and is based on a percentage of assets of the particular portfolios attributable to the Contract, and in some cases, other contracts issued by Farmers (or its affiliates). We also receive the service fees and all or a portion of the 12b-1 fees deducted from portfolio assets as reimbursement for providing certain services permitted under the fund's 12b-1 plan. Some advisers, administrators, or portfolios may pay us more than others.


PREMIUM TAXES

      Various states and other governmental entities charge a premium tax on annuity contracts issued by insurance companies. Premium tax rates currently range up to 3.5%, depending on the state. We are responsible for paying these taxes. If applicable, we will deduct the cost of such taxes from the value of your Contract either:

            -     from premium payments as we receive them,

            -     from Contract Value upon surrender or partial withdrawal,

            -     on the annuity start date, or

            -     upon payment of a death benefit.

OTHER TAXES

      Currently, no charge is made against the variable account for any federal, state or local taxes (other than premium taxes) that we incur or that may be attributable to the variable account or the Contracts. We may, however, deduct such a charge in the future, if necessary.

                                THE PAYOUT PERIOD
================================================================================

THE ANNUITY START DATE

      The annuity start date is the day that the payout period begins under the annuity option you have selected. If you own a Contract that is not a qualified Contract, you must select the annuity start date on which you will begin to receive annuity payments. The annuity start date can be no later than the final annuity date (the Contract anniversary when the oldest annuitant is age 95).

      In the case of an IRA that satisfies Tax Code section 408, the annuity start date must be no later than April 1 of the calendar year following the year in which you reach age 70 1/2 and the payment must be made in a specified form or manner. Roth IRAs under section 408A of the Tax Code do not require distributions at any time prior to your death; the annuity start date for Roth IRAs can be no later than the final annuity date.

ANNUITY OPTIONS

      You must chose an annuity option on or before the annuity start date. The annuity option you select will affect the dollar amount of each annuity payment you receive. You may select or change your annuity option on or before the annuity start date while the annuitant is living by sending a written request signed by you and/or your beneficiary, as appropriate, to our Home Office. You may choose one of the annuity options described below or any other annuity option being offered by us as of the annuity start date. The annuity options we currently offer provide for fixed annuity payments.

      You may elect to receive annuity payments on a monthly, quarterly, semi-annual or annual basis. If you do not specify the frequency of payment, we will pay you monthly. The first payment under any option will be made on the day of the month you request (subject to our agreement) and will begin in the month immediately following the annuity start date. We will make subsequent payments on the same day of each subsequent period in accordance with the payment interval and annuity option you select.

      If you do not select an annuity option by the final annuity date, we will apply the Contract Value under the Second Option, Life Income with a 10 year guarantee period, as described below.

      A beneficiary may have the death benefit paid as an annuity under one of the annuity options.

DETERMINING THE AMOUNT OF YOUR ANNUITY PAYMENT

      On the annuity start date, we will use the cash value to calculate your annuity payments under the annuity option you select. Cash value is your Contract Value minus any applicable surrender charges, records maintenance fee, and premium tax.

      For qualified Contracts, distributions must satisfy certain requirements specified in the Tax Code.

FIXED ANNUITY PAYMENTS

      Fixed annuity payments are periodic payments that we make to the annuitant. The amount of the fixed annuity payment is fixed and guaranteed by us.

      The amount of each payment depends on:

            -     the form and duration of the annuity option you choose;

            -     the age of the annuitant;

            -     the sex of the annuitant (if applicable);

            -     the amount of your Cash Value on the annuity start date; and

            -     the applicable guaranteed annuity tables in the Contract.

      The guaranteed annuity tables in the Contract are based on a minimum guaranteed interest rate of 2.5%. We may, in our sole discretion, make annuity payments in an amount based on a higher interest rate.

GUARANTEED ANNUITY TABLES

      The guaranteed annuity tables in your Contract show the minimum dollar amount of the first monthly payment for each $1,000 applied under the first, second and third annuity options. Under the first or second options, the amount of each payment will depend upon the adjusted age and sex of the annuitant at the time we are due to pay the first payment. Under the third option, the amount of each payment will depend upon the sex of both annuitants and their adjusted ages at the time we are due to pay the first payment.

      The adjusted age of the annuitant is determined by calculating the age at the nearest birthday of the annuitant on the annuity start date and subtracting a number that depends on the year in which the annuity start date belongs:

               Annuity Start Date            Adjusted Age is Age Minus
               ------------------            -------------------------
                   Before 2001                        0 Years
                  2001 to 2010                        1 Year
                  2011 to 2020                        2 Years
                  2021 to 2030                        3 Years
                  2031 to 2040                        4 Years
                   After 2040                         5 Years

      Once you have selected an annuity option, you may not change that election with respect to any annuitant if annuity payments have begun.

      After the annuity start date, the Contract no longer participates in the variable account.

DESCRIPTION OF ANNUITY OPTIONS

      FIRST OPTION -- LIFE INCOME.* We will make payments for the annuitant's lifetime. We will stop making monthly payments with the last payment due prior to the annuitant's death.

      SECOND OPTION -- LIFE INCOME WITH A GUARANTEE PERIOD. We will make payments for the annuitant's lifetime, with the guarantee that we will make payments for at least 10 or 20 years. You select either the 10 or 20 year guarantee period.

      THIRD OPTION -- JOINT AND SURVIVOR LIFE ANNUITY.* Under this option, we will make annuity payments so long as two annuitants are alive. After the death of one of the annuitants, we will continue to make payments for the lifetime of the surviving annuitant, although the amount of the payment may change. We will stop making monthly payments with the last payment due before the last surviving annuitant's death.

      The amount of each payment will be determined from the tables in the Contract that apply to the particular option using the annuitant's age (and if applicable, sex or adjusted age).

      Other options may be available.

---------------

* IT IS POSSIBLE UNDER THIS OPTION TO RECEIVE ONLY ONE ANNUITY PAYMENT IF THE ANNUITANT DIES (OR ANNUITANTS DIE) BEFORE THE DUE DATE OF THE SECOND PAYMENT OR TO RECEIVE ONLY TWO ANNUITY PAYMENTS IF THE ANNUITANT DIES (OR ANNUITANTS DIE) BEFORE THE DUE DATE OF THE THIRD PAYMENT, AND SO ON.

                      GUARANTEED RETIREMENT INCOME BENEFIT
================================================================================

      We offer an optional Guaranteed Retirement Income Benefit under this Contract. Here are some terms you will need to know before reading this section:

      - THE GUARANTEED ANNUITY RATES are the rates contained in your Contract under "Guaranteed Annuity Tables."

      -     INCOME BASE equals the greater of:

            (i) premiums you paid accumulated daily with interest compounded at 5.00% per year through the earlier of the annuity start date and the Contract anniversary on or next following the oldest joint annuitant's 80th birthday, with a proportional reduction for withdrawals; and

            (ii) the Greatest Anniversary Value for the Contract anniversaries through the earlier of the annuity start date and the Contract anniversary on or next following the oldest joint annuitant's 80th birthday, with a proportional reduction for withdrawals.

      In determining the income base when the oldest joint annuitant is over 80 on the annuity start date, the income base on the Contract anniversary coincident with or next following the annuitant's 80th birthday is increased by any premiums received and proportionately reduced by any withdrawals since that anniversary.

      The proportional reductions for withdrawals are determined independently for (i) and (ii) above. The PROPORTIONAL REDUCTION for each withdrawal (for purposes of the Guaranteed Retirement Income Benefit) equals:

            - the income base under the item being considered (either (i) or (ii) above) immediately prior to the withdrawal; MULTIPLIED BY

            - the ratio of the amount withdrawn (including charges) to the Contract Value immediately prior to the withdrawal.

                                      * * *

      The Guaranteed Retirement Income Benefit provides a minimum fixed annuity guaranteed lifetime income to the annuitant once the Contract has been in force for ten Contract years. You must select the Guaranteed Retirement Income Benefit on your initial Contract application. You may discontinue the Guaranteed Retirement Income Benefit at any time by sending notice to the Service Center. Once you discontinue the Guaranteed Retirement Income Benefit, you may not select it again.

      If you select the Guaranteed Retirement Income Benefit, we will deduct an additional daily charge on each valuation day from the subaccounts at an annual rate of 0.25% of the average daily net assets you have invested in the subaccounts. See "Fees and Charges."

      You may choose to receive the Guaranteed Retirement Income Benefit on the annuity start date, if all of the following conditions are met:

            - You choose an annuity option that provides payments for the lifetime of one or more annuitants with payments guaranteed for a period not to exceed 10 years;

            - You select an annuity start date that is on or after the 10th Contract anniversary;

            - You select an annuity start date that occurs within 30 days following a Contract anniversary;

            - The annuity start date is before the annuitant's 91st birthday and after the annuitant's 60th birthday. If the annuitant is younger than 44 on the issue date, the annuity start date must be after the 15th Contract anniversary.

IF YOU DO NOT MEET THESE CONDITIONS, YOU LOSE THE BENEFIT OF THE RIDER.

      The amount of minimum income payments we will pay under the Guaranteed Retirement Income Benefit is determined by applying the income base (less applicable taxes) to the guaranteed annuity rates in your Contract for the annuity option you select. On the annuity start date, the income payments we will pay under the Contract will equal the greater of:

            - the dollar amount determined by applying the income base (under the Guaranteed Retirement Income Benefit) to the guaranteed annuity rates in the Contract; and

            - the dollar amount determined by applying the Contract's cash value to the income benefits, annuity options and current annuity tables as described in your Contract.

      We will pay the Guaranteed Retirement Income Benefit for the life of a single annuitant, or the lifetimes of two annuitants. If we pay the Guaranteed Retirement Income Benefit for the life of two annuitants, then we will use the age of the oldest joint annuitant to determine the income base.

      THE GUARANTEED RETIREMENT INCOME BENEFIT GUARANTEES A MINIMUM INCOME THAT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS. The income guaranteed under the Guaranteed Retirement Income Benefit by applying the income base to the Contract's guaranteed annuity tables may, under some circumstances, be less than the income that would be provided by applying the Contract's cash value to current annuity factors (i.e., the income you would receive if you did not purchase the Guaranteed Retirement Income Benefit). Depending on market conditions and the build-up in your Contract's cash value, you may decide not to annuitize under the rider. When buying the Guaranteed Retirement Income Benefit, you take the risk that you may pay for the rider's insurance but never receive the benefit.

      The Guaranteed Retirement Income Benefit may not be available in all states, and it may vary by state.

                                THE FIXED ACCOUNT
================================================================================

      You may allocate some or all of your premium payments and transfer some or all of your Contract Value to the fixed account. The fixed account offers a guarantee of principal, after deductions for fees and expenses. We also guarantee that you will earn interest at a rate of a least 3% per year on amounts in the fixed account. The fixed account is part of our general account. Our general account supports our insurance and annuity obligations. Because the fixed account is part of the general account, we assume the risk of investment gain or loss on this amount. All assets in the general account are subject to our general liabilities from business operations. The fixed account may not be available in all states.

      The fixed account is not registered with the SEC under the Securities Act of 1933 (the "1933 Act"). Neither the fixed account nor our general account have been registered as an investment company under the 1940 Act. Therefore, neither our general account, the fixed account, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the fixed account which are included in this prospectus are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

FIXED ACCOUNT VALUE

      On each valuation period (before the annuity start date), the fixed account value is equal to:

            -     the total of premiums allocated to the fixed account; minus

            -     any applicable premium taxes; plus

            -     amounts transferred from the subaccounts; increased by

            -     any credited interest; and decreased by

            - any transfers and withdrawals from the fixed account, and by any charges deducted from the fixed account.

      We intend to credit the fixed account with interest at current rates in excess of the minimum guaranteed rate of 3%, but we are not obligated to do so. We have no specific formula for determining current interest rates.

      The fixed account value will not share in the investment performance of our general account. Because we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations you make to the fixed account will be credited with different current interest rates. You assume the risk that interest credited to amounts in the fixed account may not exceed the minimum 3% guaranteed rate.

      We reserve the right to change the method of crediting interest from time to time, provided that such changes do not reduce the guaranteed rate of interest below 3% per year or shorten the period for which the interest rate applies to less than one year (except for the year in which such amount is received or transferred).

      We allocate amounts from the fixed account for partial withdrawals, transfers to the subaccounts, or charges on a last in, first out basis ("LIFO") for the purpose of crediting interest.

FIXED ACCOUNT TRANSFERS

      GENERAL

      A transfer charge of $25 will be imposed for the thirteenth and each subsequent request you make to transfer Contract Value from one or more subaccounts to the fixed account (or to one or more subaccounts) during a single Contract year before the annuity start date.

      Before the annuity start date, you may make one transfer each Contract year during the 30 days following a Contract anniversary from the fixed account to one or more of the subaccounts.

      You may not make transfers from any subaccount to the fixed account during the six months following any transfer you make from the fixed account to any subaccount, or after you begin to receive annuity payments.

      PAYMENT DEFERRAL

      We have the right to defer payment of any surrender, partial withdrawal, or transfer from the fixed account for up to six months from the date we receive your written request at the Service Center. During such deferral, we will continue to credit interest at the current guaranteed interest rate for the fixed account.

                    INVESTMENT PERFORMANCE OF THE SUBACCOUNTS
================================================================================

      The Company periodically advertises performance of the subaccounts and portfolios. We may disclose at least four different kinds of performance.

      First, we may disclose standard total return figures for the subaccounts that reflect the deduction of all charges under the Contract, including the mortality and expense charge, any charge for optional benefits, the annual records maintenance charge and the surrender charge. These figures are based on the actual historical performance of the subaccounts since their inception.

      Second, we may disclose total return figures on a non-standard basis. This means that the data may be presented for different time periods and different dollar amounts. The data will not be reduced by the surrender charge or by charges for optional benefits currently assessed under the Contract. We will only disclose non-standard performance data if it is accompanied by standard total return data.

      Third, we may present historic performance data for the portfolios since their inception reduced by all fees and charges under the Contract, although we may not deduct the surrender charge or the charges for optional benefits in some cases. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

      Fourth, we may include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

      We may provide illustrations of hypothetical Contract expenses and values during the accumulation period, based on hypothetical rates of return that are not guaranteed.

      In advertising and sales literature (including illustrations), the performance of each subaccount may be compared with the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or portfolios of mutual funds with investment objectives similar to the subaccount. Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies ("CDA"), Variable Annuity Research Data Service ("VARDS") and Morningstar, Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

      Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, CDA, VARDS and Morningstar rank or illustrate such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the variable account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

      Advertising and sales literature may also compare the performance of each subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

      We may also report other information including the effect of systematic withdrawals, systematic investments and tax-deferred compounding on a subaccount's investment returns, or returns in general. We may illustrate this information by using tables, graphs, or charts. All income and capital gains derived from subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the subaccount investment experience is positive.

                                  VOTING RIGHTS
================================================================================

      We are the legal owner of the portfolio shares held in the subaccounts. However, when a portfolio is required to solicit the votes of its shareholders through the use of proxies, we believe that current law requires us to solicit you and other contract owners as to how we should vote the portfolio shares held in the subaccounts. If we determine that we no longer are required to solicit your votes, we may vote the shares in our own right.

      When we solicit your vote, the number of votes you have will be calculated separately for each subaccount in which you have an investment. The number of your votes is based on the net asset value per share of the portfolio in which the subaccount invests. It may include fractional shares. Before the annuity start date, you hold a voting interest in each subaccount to which the Contract Value is allocated. If you have a voting interest in a subaccount, you will receive proxy materials and reports relating to any meeting of shareholders of the portfolio in which that subaccount invests.

      If we do not receive timely voting instructions for portfolio shares, we will vote those shares in proportion to the voting instructions we receive. Instructions we receive to abstain on any item will reduce the total number of votes being cast on a matter. For further details as to how we determine the number of your votes, see the SAI.

                               FEDERAL TAX MATTERS
================================================================================

      The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws.

      We believe that our Contracts will qualify as annuity contracts for federal income tax purposes and the following discussion assumes that they will so qualify. Further information on the tax status of the Contract can be found in the SAI under the heading "Tax Status of the Contracts."

      When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

      If you invest in a variable annuity as part of an IRA, Roth IRA, SIMPLE IRA or SEP IRA program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is called a Non-Qualified Contract.

      We believe that if you are a natural person you will not be taxed on increases in the Contract Value of your Contract until a distribution occurs or until annuity payments begin. (The agreement to assign or pledge any portion of a Contract's accumulation value generally will be treated as a distribution.) When annuity payments begin on a Non-Qualified Contract, you will be taxed only on the investment gains you have earned and not on the payments you made to purchase the Contract. Generally, withdrawals from your annuity should only be made once the annuitant reaches age 59 1/2, dies or is disabled, otherwise a tax penalty of ten percent of the amount treated as income could be applied against any amounts included in income, in addition to the tax otherwise imposed on such amount.

TAXATION OF NON-QUALIFIED CONTRACTS

      NON-NATURAL PERSON

      If a non-natural person (such as a corporation or a trust) owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

      The following discussion generally applies to Contracts owned by natural persons.

      WITHDRAWALS

      When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the accumulation value immediately before the distribution over the Owner's investment in the contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the contract.

        PENALTY TAX ON CERTAIN WITHDRAWALS

        In the case of a distribution from a Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

            -     made on or after the taxpayer reaches age 59 1/2;

            -     made on or after the death of an Owner;

            -     attributable to the taxpayer's becoming disabled; or

            - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

      Other exceptions may apply under certain circumstances and special rules may apply in connection with the exceptions enumerated above. Additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

      ANNUITY PAYMENTS

      Although tax consequences may vary depending on the annuity option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

      TAXATION OF DEATH BENEFIT PROCEEDS

      Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under an annuity option, they are taxed in the same way as annuity payments.

      TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

      A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, the selection of certain annuity start dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

      WITHHOLDING

      Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

      MULTIPLE CONTRACTS


      All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

      SEPARATE ACCOUNT CHARGES

      It is possible that the Internal Revenue Service may take a position that rider charges are deemed to be taxable distributions to you. Although we do not believe that a rider charge under the Contract should be treated as a taxable withdrawal, you should consult your tax advisor prior to selecting any rider or endorsement under the Contract.


      FURTHER INFORMATION

      We believe that the contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading ATax Status of the Contracts.@

TAXATION OF QUALIFIED CONTRACTS

      The tax rules that apply to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


      INDIVIDUAL RETIREMENT ANNUITIES, (IRAs), as defined in Section 408 of the Tax Code, permit individuals to make annual contributions of up to the lesser of $3,000 for 2002 and 2003 ($3,500 if age 50 or older by the end of 2002 and 2003)
or 100% of the compensation included in your income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Internal Revenue Service has reviewed the Contract and its traditional IRA and SIMPLE IRA riders and has issued an opinion letter approving the form of the Contract and the riders for use as a traditional IRA and a SIMPLE IRA.

      SIMPLE IRAS, permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to a limit specified in the Code (as increased for cost of living adjustments). The sponsoring employer is required to make matching or non-elective contributions on behalf of the employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

      ROTH IRAS, as described in Tax Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA up to a limit specified in the Code or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.


      SEP IRAS, as described in Tax Code section 408(k), permit employers to make contributions to IRAs on behalf of their employees. SEP IRAs generally are subject to the same tax rules and limitations regarding distributions as IRAs, and they are subject to additional requirements regarding plan participation and limits on contributions.

OTHER TAX ISSUES

      The Internal Revenue Service has not addressed in a ruling of general applicability whether a death benefit provision such as the optional Guaranteed Minimum Death Benefit provision in the Contract comports with IRA qualification requirements.

      Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should consult a tax adviser for more information about these distribution rules.

      Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect to not have tax withheld from distributions.


OUR TAXES


      At the present time, we make no charge for any federal, state or local taxes (other than the charge for state and local premium taxes) that we incur that may be attributable to the investment divisions (that is, the subaccounts) of the variable account or to the Contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the variable account or the Contracts.

      Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

POSSIBLE TAX LAW CHANGES

      Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

      We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

                                OTHER INFORMATION
================================================================================

PAYMENTS

      During the pay-in period, we will usually pay you any surrender, partial withdrawal, or death benefit payment within seven calendar days after we receive all the required information. The required information includes your written request, any information or documentation we reasonably need to process your request, and, in the case of a death benefit, receipt and filing of due proof of death.

      However, we may suspend or postpone payments during any period when:

            - the New York Stock Exchange is closed, other than customary weekend and holiday closings;

            - trading on the New York Stock Exchange is restricted as determined by the SEC;

            - the SEC determines that an emergency exists that would make the disposal of securities held in the variable account or the determination of the value of the variable account's net assets not reasonably practicable; or

            - the SEC permits, by order, the suspension or postponement of payments for your protection.

      If a recent check or draft has been submitted, we have the right to delay payment until we have assured ourselves that the check or draft has been honored.


      If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to a Contract owner's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, loans, or death benefits. Once blocked, monies would be held in that account until instructions are received from the appropriate regulator.


      We have the right to defer payment for a surrender, partial withdrawal, death benefit or transfer from the fixed account for up to six months from the date we receive your written request.

MODIFICATION

      Upon notice to you, we may modify the Contract to:

            - permit the Contract or the variable account to comply with any applicable law or regulation issued by a government agency;

            - assure continued qualification of the Contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

            -     reflect a change in the operation of the variable account; or

            -     provide additional investment options.

      In the event of most such modifications, we will make appropriate endorsement to the Contract.

DISTRIBUTION OF THE CONTRACTS

      We have entered into a distribution agreement with Farmers Financial Solutions, LLC ("FFS") for the distribution and sale of the Contracts. Pursuant to this agreement, FFS serves as principal underwriter for the Contracts. FFS, a Nevada limited liability company organized in 2000, is affiliated with Farmers through Farmers' parent which provides management-related services to the parent companies of FFS. FFS is located at 2423 Galena Avenue, Simi Valley, California 93065. FFS is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

      FFS offers the Contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about FFS and its registered persons is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with FFS are also licensed as insurance agents in the states in which they do business and are appointed with Farmers.

      We pay sales commissions to FFS for the sale of the Contracts by its registered persons. Sales commissions may vary, but are expected not to exceed 7.0% of premium payments. We pay compensation either as a percentage of premium payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some cases, a combination of both. We may pay lower compensation on sales to owners at older ages.

      FFS may enter into selling agreements with other broker-dealers registered under the 1934 Act to sell the Contracts. Under these agreements, the commissions paid to broker-dealers will not exceed those described above.

      Because registered persons of FFS who sell the Contracts are also agents of Farmers, they are eligible for various cash benefits, such as production incentive bonuses, insurance benefits, and expense allowances, and non-cash compensation programs that Farmers offers to its agents, such as conferences, trips, prizes, and awards. FFS and its managers may also sponsor incentive programs for registered persons. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

      We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract owners or the Variable Account.

      We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering at any time.

LEGAL PROCEEDINGS


      Like other life insurance companies, we are involved in lawsuits. These actions are in various stages of discovery and development, and some seek punitive as well as compensatory damages. While it is not possible to predict the outcome of such matters with absolute certainty, we believe that the ultimate disposition of these proceedings should not have a material adverse effect on the financial position of Farmers New World Life Insurance Company. In addition, we are, from time to time, involved as a party to various governmental and administrative proceedings. There are no pending or threatened lawsuits that will materially impact the variable account or its principal underwriter, FFS.


REPORTS TO OWNERS

      Before the annuity start date, we will mail a report to you at least annually at your last known address of record. The report will state the Contract Value (including the Contract Value in each subaccount and the fixed account) of the Contract, and any further information required by any applicable law or regulation. Contract owners will also receive confirmations within 7 calendar days of each unscheduled financial transaction, such as premium payments, transfers, partial withdrawals, loans and surrenders. Scheduled financial transactions may be confirmed using quarterly statements.


STATE VARIATIONS

      Any state variations in the Contract are covered in a special Contract form for use in that state. This Prospectus provides a general description of the Contract. Your actual Contract and any endorsements or riders are the controlling documents. If you would like to review a copy of your Contract and its endorsements and riders, if any, contact our Service Center.

INQUIRIES

      Inquiries regarding your Contract may be made by calling or writing to us at the Service Center.

FINANCIAL STATEMENTS


      The audited balance sheets of Farmers New World Life Insurance Company as of December 31, 2001 and 2000, and the related statements of income, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001, as well as the Independent Accountants' Reports, are contained in the SAI. Our financial statements should be considered only as bearing on our ability to meet our obligations under the Policies.

      The audited financial statements for the Farmers Annuity separate Account A as of December 31, 2001, and for the periods ended December 31, 2001 and 2000, as well as the Independent Accountants' Reports, are contained in the SAI.

              STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

The SAI contains additional information about the Contract and the variable account. You can obtain the SAI (at no cost) by writing to us at the address shown on the front cover or by calling 1-877-376-8008. The following is the Table of Contents for the SAI.


                                                                                                  Page
                                                                                                  ----
ADDITIONAL CONTRACT PROVISIONS.....................................................................
        The Contract...............................................................................
        Incontestability...........................................................................
        Incorrect Age or Sex.......................................................................
        Nonparticipation...........................................................................
        Waiver of Surrender Charge Riders..........................................................
        Tax Status of the Contracts................................................................
CALCULATION OF SUBACCOUNT AND ADJUSTED HISTORIC PORTFOLIO PERFORMANCE DATA.........................
        Money Market Subaccount Yields.............................................................
        Other Subaccount Yields....................................................................
        Average Annual Total Returns for the Subaccounts...........................................
        Non-Standard Subaccount Total Returns......................................................
        Adjusted Historic Portfolio Performance Data...............................................
        Effect of the Records Maintenance Charge on Performance Data...............................
HISTORIC PERFORMANCE DATA..........................................................................
        General Limitations........................................................................
        Tables of Subaccount Performance Figures...................................................
        Time Periods Before the Date the Variable Account Commenced Operations.....................
        Tables of Adjusted Historic Total Return Quotations........................................
NET INVESTMENT FACTOR..............................................................................
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS..................................................
RESOLVING MATERIAL CONFLICTS.......................................................................
VOTING RIGHTS......................................................................................
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS.............................................................
DISTRIBUTION OF THE CONTRACTS......................................................................
LEGAL MATTERS......................................................................................
EXPERTS ...........................................................................................
OTHER INFORMATION..................................................................................
FINANCIAL STATEMENTS...............................................................................

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

      The following condensed financial information shows accumulation unit values for each subaccount for the period since the subaccount started operation. An accumulation unit value is the unit we use to calculate the value of your interest in a subaccount. Each subaccount has 3 sets of accumulation unit values that reflect the three levels of Variable Account Annual Expenses available under the Contract. The accumulation unit value does not reflect the deduction of other charges such as the Record Maintenance Charge that we subtract from your Contract Value by redeeming units. The data is obtained from the audited financial statement of the variable account that can be found in the SAI.

                          NO OPTIONAL BENEFITS ELECTED
    (Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)


           Calvert Variable Series, Inc.: Calvert Social Small Cap Growth Portfolio

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.14                  10.78                       0

 * Inception date of the subaccount was 5/1/01.


       Dreyfus Variable Investment Fund: Quality Bond Portfolio (Service Class Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                              10.03                  10.22                  41,115

 * Inception date of the subaccount was 5/1/01.


         Dreyfus Variable Investment Fund: Small Cap Portfolio (Service Class Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                             10.05                   9.69                  31,154

 * Inception date of the subaccount was 5/1/01.


          The Dreyfus Socially Responsible Growth Fund, Inc. (Service Class Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                              10.16                   8.45                   2,922

 * Inception date of the subaccount was 5/1/01.


  Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Growth Portfolio (Service
                                        Class Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                              10.15                   8.84                  84,293

 * Inception date of the subaccount was 5/1/01.

 Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Index 500 Portfolio (Service
                                        Class Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                             10.13                   9.19                  76,484

 * Inception date of the subaccount was 5/1/01.


  Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Mid Cap Portfolio (Service
                                        Class Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                              10.04                  10.35                  16,378

 * Inception date of the subaccount was 5/1/01.

                          NO OPTIONAL BENEFITS ELECTED
    (Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)

    Franklin Templeton Variable Insurance Products Trust: Small Cap Fund (Class 2 Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                             10.11                   9.40                  17,151

 * Inception date of the subaccount was 5/1/01.

      Franklin Templeton Variable Insurance Products Trust: Templeton Developing Markets
                        Securities Fund (Class 2 Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                 6.94                   6.31                   5,238
2000*                                8.31                   6.94                   2,550

 * Inception date of the subaccount was 8/4/00.

 Franklin Templeton Variable Insurance Products Trust: Templeton Global Asset Allocation Fund
                  (Formerly Templeton Asset Strategy Fund) (Class 2 Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                              10.08                   9.20                   4,949

 * Inception date of the subaccount was 5/1/01.

          Goldman Sachs Variable Insurance Trust: Goldman Sachs Capital Growth Fund

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                              10.15                   8.96                  68,856

 * Inception date of the subaccount was 5/1/01.

     Goldman Sachs Variable Insurance Trust: Goldman Sachs CORE(TM) Small Cap Equity Fund

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                              10.08                  10.25                      11

 * Inception date of the subaccount was 5/1/01.

           Goldman Sachs Variable Insurance Trust: Goldman Sachs Mid Cap Value Fund

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                              10.03                  10.66                  56,772

 * Inception date of the subaccount was 5/1/01.

         Janus Aspen Series: Janus Aspen Aggressive Growth Portfolio (Service Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.01                   7.72                  35,998

 * Inception date of the subaccount was 5/1/01.

             Janus Aspen Series: Janus Aspen Balanced Portfolio (Service Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                              10.07                   9.67                  16,363

 * Inception date of the subaccount was 5/1/01.

                          NO OPTIONAL BENEFITS ELECTED
    (Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)

    Janus Aspen Series: Janus Aspen Capital Appreciation Portfolio (Institutional Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                 6.85                   5.31                 788,721
2000*                                9.30                   6.85                 188,188

 * Inception date of the subaccount was 4/7/00.

  PIMCO Variable Insurance Trust: PIMCO Foreign Bond Portfolio (Administrative Class Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                10.55                  11.23                  41,484
2000*                               10.14                  10.55                   3,630

 * Inception date of the subaccount was 6/7/00.

                 PIMCO Variable Insurance Trust: PIMCO Low Duration Portfolio
          (formerly PIMCO Low Duration Bond Portfolio) (Administrative Class Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                10.55                  11.23                 108,273
2000*                                9.98                  10.55                  14,840

 * Inception date of the subaccount was 5/15/00.

              Scudder Variable Series I: Scudder Bond Portfolio (Class A Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                10.79                  11.28                  98,087
2000*                                9.86                  10.79                  19,543

 * Inception date of the subaccount was 5/15/00.

        Scudder Variable Series I: Scudder Global Discovery Portfolio (Class A Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.03                   8.45                  31,992

 * Inception date of the subaccount was 5/1/01.

       Scudder Variable Series I: Scudder Growth and Income Portfolio (Class A Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                 9.41                   8.25                 299,135
2000*                                9.98                   9.41                  73,574

 * Inception date of the subaccount was 4/7/00.

         Scudder Variable Series I: Scudder International Portfolio (Class A Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                 7.88                   5.39                 193,708
2000*                                9.72                   7.88                  18,553

 * Inception date of the subaccount was 4/7/00.

                          NO OPTIONAL BENEFITS ELECTED
    (Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)

                  Scudder Variable Series I: Scudder Money Market Portfolio

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                10.40                  10.68                  70,727
2000*                               10.10                  10.40                   4,853

* Inception date of the subaccount was 6/7/00.

     Scudder Variable Series II: Scudder Government Securities Portfolio (Class A Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                10.84                  11.52                 147,064
2000*                               10.12                  10.84                  22,310

 * Inception date of the subaccount was 4/7/00.

          Scudder Variable Series II: Scudder High Yield Portfolio (Class A Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                 9.11                   9.24                  39,479
2000*                                9.77                   9.11                     555

 * Inception date of the subaccount was 6/7/00.

       Scudder Variable Series II: Scudder Small Cap Growth Portfolio (Class A Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                 6.48                   4.56                  47,090
2000*                                8.79                   6.48                  14,693

 * Inception date of the subaccount was 4/7/00.

     Scudder Variable Series II: SVS Dreman High Return Equity Portfolio (Class A Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                13.52                  13.59                 245,243
2000*                               10.41                  13.52                  36,779


 * Inception date of the subaccount was 4/7/00.


                  WM Variable Trust: WM Equity Income Fund (Class 2 Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.05                  10.26                   9,279

 * Inception date of the subaccount was 5/1/01.

                  WM Variable Trust: WM Mid Cap Stock Fund (Class 2 Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.07                  10.56                  24,815

 * Inception date of the subaccount was 5/1/01.

                 WM Variable Trust: WM Small Cap Stock Fund (Class 2 Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.17                   9.63                  16,243

 * Inception date of the subaccount was 5/1/01.

  ONE OPTIONAL BENEFIT ELECTED (EITHER THE GUARANTEED MINIMUM DEATH BENEFIT OR
                    THE GUARANTEED RETIREMENT INCOME BENEFIT)
    (Total Variable Account Annual Expenses of 1.40% of the daily net assets of the subaccount)

           Calvert Variable Series, Inc.: Calvert Social Small Cap Growth Portfolio

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.14                  10.76                   1,192

 * Inception date of the subaccount was 5/1/01.

       Dreyfus Variable Investment Fund: Quality Bond Portfolio (Service Class Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                     end of the yea
                           ------------------     -------------------     ------------------
2001*                               10.03                  10.20                  34,711

 * Inception date of the subaccount was 5/1/01.

         Dreyfus Variable Investment Fund: Small Cap Portfolio (Service Class Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                              10.05                   9.67                  18,825

 * Inception date of the subaccount was 5/1/01.

          The Dreyfus Socially Responsible Growth Fund, Inc. (Service Class Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.16                   8.43                     386

 * Inception date of the subaccount was 5/1/01.

  Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Growth Portfolio (Service
                                        Class Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.15                   8.82                  53,564

 * Inception date of the subaccount was 5/1/01.

 Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Index 500 Portfolio (Service
                                        Class Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.13                   9.17                  50,245

 * Inception date of the subaccount was 5/1/01.

  Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Mid Cap Portfolio (Service
                                        Class Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.04                  10.33                  17,855

 * Inception date of the subaccount was 5/1/01.

    Franklin Templeton Variable Insurance Products Trust: Small Cap Fund (Class 2 Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                              10.11                   9.39                   9,415

 * Inception date of the subaccount was 5/1/01.

  ONE OPTIONAL BENEFIT ELECTED (EITHER THE GUARANTEED MINIMUM DEATH BENEFIT OR
                    THE GUARANTEED RETIREMENT INCOME BENEFIT)
    (Total Variable Account Annual Expenses of 1.40% of the daily net assets of the subaccount)

      Franklin Templeton Variable Insurance Products Trust: Templeton Developing Markets
                        Securities Fund (Class 2 Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                 6.93                   6.28                   7,945
2000*                                8.30                   6.93                   8,991


 * Inception date of the subaccount was 8/4/00.


 Franklin Templeton Variable Insurance Products Trust: Templeton Global Asset Allocation Fund
                  (Formerly Templeton Asset Strategy Fund) (Class 2 Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.08                   9.19                   1,126

 * Inception date of the subaccount was 5/1/01.

          Goldman Sachs Variable Insurance Trust: Goldman Sachs Capital Growth Fund

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.15                   8.95                  43,753

 * Inception date of the subaccount was 5/1/01.

     Goldman Sachs Variable Insurance Trust: Goldman Sachs CORE(TM) Small Cap Equity Fund

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.08                  10.24                     167

 * Inception date of the subaccount was 5/1/01.

           Goldman Sachs Variable Insurance Trust: Goldman Sachs Mid Cap Value Fund

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.03                  10.64                  35,761

 * Inception date of the subaccount was 5/1/01.

         Janus Aspen Series: Janus Aspen Aggressive Growth Portfolio (Service Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the            the yea           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.01                   7.70                  23,490

 * Inception date of the subaccount was 5/1/01.

             Janus Aspen Series: Janus Aspen Balanced Portfolio (Service Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.07                   9.66                   2,794

 * Inception date of the subaccount was 5/1/01.

    Janus Aspen Series: Janus Aspen Capital Appreciation Portfolio (Institutional Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                 6.84                   5.28                 619,380
2000*                                9.30                   6.84                 175,932

 * Inception date of the subaccount was 4/7/00.

  ONE OPTIONAL BENEFIT ELECTED (EITHER THE GUARANTEED MINIMUM DEATH BENEFIT OR
                    THE GUARANTEED RETIREMENT INCOME BENEFIT)
    (Total Variable Account Annual Expenses of 1.40% of the daily net assets of the subaccount)

  PIMCO Variable Insurance Trust: PIMCO Foreign Bond Portfolio (Administrative Class Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                10.53                  11.18                  34,929
2000*                               10.13                  10.53                   1,720

 * Inception date of the subaccount was 6/7/00.

                 PIMCO Variable Insurance Trust: PIMCO Low Duration Portfolio
          (formerly PIMCO Low Duration Bond Portfolio) (Administrative Class Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                10.53                  11.18                 112,293
2000*                                9.98                  10.53                   8,053

 * Inception date of the subaccount was 5/15/00.

              Scudder Variable Series I: Scudder Bond Portfolio (Class A Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                10.77                  11.23                 112,382
2000*                                9.86                  10.77                  11,600

 * Inception date of the subaccount was 5/15/00.

        Scudder Variable Series I: Scudder Global Discovery Portfolio (Class A Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                                     10.03                   8.43                  18,661

 * Inception date of the subaccount was 5/1/01.

       Scudder Variable Series I: Scudder Growth and Income Portfolio (Class A Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                9.39                   8.22                 243,408
2000*                               9.98                   9.39                  65,137

 * Inception date of the subaccount was 4/7/00.

         Scudder Variable Series I: Scudder International Portfolio (Class A Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                 7.87                   5.37                 130,622
2000*                                9.72                   7.87                  18,493

 * Inception date of the subaccount was 4/7/00.

                  Scudder Variable Series I: Scudder Money Market Portfolio

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                10.38                  10.63                  19,140
2000*                               10.09                  10.38                   5,925

 * Inception date of the subaccount was 6/7/00.

     ONE OPTIONAL BENEFIT ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT OR
                   THE GUARANTEED RETIREMENT INCOME BENEFIT)
    (Total Variable Account Annual Expenses of 1.40% of the daily net assets of the subaccount)

     Scudder Variable Series II: Scudder Government Securities Portfolio (Class A Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                10.82                  11.47                 144,984
2000*                               10.12                  10.82                  12,478

 * Inception date of the subaccount was 4/7/00.

          Scudder Variable Series II: Scudder High Yield Portfolio (Class A Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                 9.09                   9.20                  27,721
2000*                                9.77                   9.09                   1,892

 * Inception date of the subaccount was 6/7/00.

       Scudder Variable Series II: Scudder Small Cap Growth Portfolio (Class A Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                 6.47                   4.54                  50,573
2000*                                8.79                   6.47                  25,641

 * Inception date of the subaccount was 4/7/00.

     Scudder Variable Series II: SVS Dreman High Return Equity Portfolio (Class A Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                13.49                  13.53                 176,153
2000*                               10.41                  13.49                  34,696

 * Inception date of the subaccount was 4/7/00.

                  WM Variable Trust: WM Equity Income Fund (Class 2 Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.05                  10.24                   7,672

 * Inception date of the subaccount was 5/1/01.

                  WM Variable Trust: WM Mid Cap Stock Fund (Class 2 Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.07                  10.54                  19,753

 * Inception date of the subaccount was 5/1/01.

                 WM Variable Trust: WM Small Cap Stock Fund (Class 2 Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                              10.17                   9.61                  11,224

* Inception date of the subaccount was 5/1/01.

    BOTH OPTIONAL BENEFITS ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND
                    THE GUARANTEED RETIREMENT INCOME BENEFIT)
    (Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)

           Calvert Variable Series, Inc.: Calvert Social Small Cap Growth Portfolio

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.14                  10.74                       0

 * Inception date of the subaccount was 5/1/01.

    BOTH OPTIONAL BENEFITS ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND
                    THE GUARANTEED RETIREMENT INCOME BENEFIT)
    (Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)

       Dreyfus Variable Investment Fund: Quality Bond Portfolio (Service Class Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.03                  10.18                  18,970

 * Inception date of the subaccount was 5/1/01.

         Dreyfus Variable Investment Fund: Small Cap Portfolio (Service Class Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.05                   9.66                  12,942

 * Inception date of the subaccount was 5/1/01.

          The Dreyfus Socially Responsible Growth Fund, Inc. (Service Class Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.16                   8.42                     209

 * Inception date of the subaccount was 5/1/01.

  Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Growth Portfolio (Service
                                        Class Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.15                   8.81                  36,718

 * Inception date of the subaccount was 5/1/01.

 Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Index 500 Portfolio (Service
                                        Class Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.13                   9.16                  32,483

 * Inception date of the subaccount was 5/1/01.

  Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Mid Cap Portfolio (Service
                                        Class Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.04                  10.31                   7,744

 * Inception date of the subaccount was 5/1/01.

    Franklin Templeton Variable Insurance Products Trust: Small Cap Fund (Class 2 Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.11                   9.37                   6,820

 * Inception date of the subaccount was 5/1/01.

      Franklin Templeton Variable Insurance Products Trust: Templeton Developing Markets
                        Securities Fund (Class 2 Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                 6.92                   6.25                       0
2000*                                8.30                   6.92                     494

 * Inception date of the subaccount was 8/4/00.

    BOTH OPTIONAL BENEFITS ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND
                    THE GUARANTEED RETIREMENT INCOME BENEFIT)
    (Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)

 Franklin Templeton Variable Insurance Products Trust: Templeton Global Asset Allocation Fund
                  (Formerly Templeton Asset Strategy Fund) (Class 2 Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.08                   9.17                   3,811

 * Inception date of the subaccount was 5/1/01.

          Goldman Sachs Variable Insurance Trust: Goldman Sachs Capital Growth Fund

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.15                   8.93                  31,138

 * Inception date of the subaccount was 5/1/01.

     Goldman Sachs Variable Insurance Trust: Goldman Sachs CORE(TM) Small Cap Equity Fund

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.08                  10.22                       0

 * Inception date of the subaccount was 5/1/01.

           Goldman Sachs Variable Insurance Trust: Goldman Sachs Mid Cap Value Fund

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.03                  10.62                  23,739

 * Inception date of the subaccount was 5/1/01.

         Janus Aspen Series: Janus Aspen Aggressive Growth Portfolio (Service Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.01                   7.69                  15,554

 * Inception date of the subaccount was 5/1/01.

             Janus Aspen Series: Janus Aspen Balanced Portfolio (Service Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.07                   9.64                   4,888

 * Inception date of the subaccount was 5/1/01.

    Janus Aspen Series: Janus Aspen Capital Appreciation Portfolio (Institutional Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                 6.83                   5.26                 291,666
2000*                                9.30                   6.83                  51,770

 * Inception date of the subaccount was 4/7/00.

  PIMCO Variable Insurance Trust: PIMCO Foreign Bond Portfolio (Administrative Class Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                10.52                  11.13                  15,740
2000*                               10.13                  10.52                     726

 * Inception date of the subaccount was 6/7/00.

    BOTH OPTIONAL BENEFITS ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND
                    THE GUARANTEED RETIREMENT INCOME BENEFIT)
    (Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)

                 PIMCO Variable Insurance Trust: PIMCO Low Duration Portfolio
          (formerly PIMCO Low Duration Bond Portfolio) (Administrative Class Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                10.51                  11.13                  42,174
2000*                                9.97                  10.51                   4,101

 * Inception date of the subaccount was 5/15/00.

              Scudder Variable Series I: Scudder Bond Portfolio (Class A Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                10.75                  11.18                  32,002
2000*                                9.85                  10.75                   5,644

 * Inception date of the subaccount was 5/15/00.

        Scudder Variable Series I: Scudder Global Discovery Portfolio (Class A Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.03                   8.42                  13,562

 * Inception date of the subaccount was 5/1/01.

       Scudder Variable Series I: Scudder Growth and Income Portfolio (Class A Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                 9.38                   8.18                 115,225
2000*                                9.98                   9.38                  25,212

 * Inception date of the subaccount was 4/7/00.

         Scudder Variable Series I: Scudder International Portfolio (Class A Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                 7.86                   5.34                  82,656
2000*                                9.72                   7.86                   8,381

 * Inception date of the subaccount was 4/7/00.

                  Scudder Variable Series I: Scudder Money Market Portfolio

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                10.36                  10.58                   5,755
2000*                               10.09                  10.36                     140

 * Inception date of the subaccount was 6/7/00.

     Scudder Variable Series II: Scudder Government Securities Portfolio (Class A Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                10.80                  11.42                  55,036
2000*                               10.12                  10.80                   6,451

 * Inception date of the subaccount was 4/7/00.

    BOTH OPTIONAL BENEFITS ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND
                    THE GUARANTEED RETIREMENT INCOME BENEFIT)
    (Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)

          Scudder Variable Series II: Scudder High Yield Portfolio (Class A Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                 9.07                   9.16                  16,013
2000*                                9.76                   9.07                       0

 * Inception date of the subaccount was 6/7/00.

       Scudder Variable Series II: Scudder Small Cap Growth Portfolio (Class A Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                 6.46                   4.52                  17,054
2000*                                8.79                   6.46                   8,376

 * Inception date of the subaccount was 4/7/00.

     Scudder Variable Series II: SVS Dreman High Return Equity Portfolio (Class A Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001                                13.47                  13.47                  97,718
2000*                               10.41                  13.47                  13,715

 * Inception date of the subaccount was 4/7/00.

                  WM Variable Trust: WM Equity Income Fund (Class 2 Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.05                  10.23                  10,833

 * Inception date of the subaccount was 5/1/01.

                  WM Variable Trust: WM Mid Cap Stock Fund (Class 2 Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.07                  10.52                   8,030

 * Inception date of the subaccount was 5/1/01.

                 WM Variable Trust: WM Small Cap Stock Fund (Class 2 Shares)

                            Accumulation unit      Accumulation unit          Number of
                              value at the        value at the end of     accumulation units
                            beginning of the           the year           outstanding at the
                                 period                                    end of the year
                           ------------------     -------------------     ------------------
2001*                               10.17                   9.59                   7,441

 * Inception date of the subaccount was 5/1/01.

                       STATEMENT OF ADDITIONAL INFORMATION

                                     for the
                            FARMERS VARIABLE ANNUITY

              Individual Flexible Premium Variable Annuity Contract

                                 Issued Through
                       FARMERS ANNUITY SEPARATE ACCOUNT A

                                   Offered by
                    FARMERS NEW WORLD LIFE INSURANCE COMPANY
                            3003 - 77th Avenue, S.E.
                         Mercer Island, Washington 98040
                                 (206) 232-8400

                                 SERVICE CENTER:
                                 P.O. Box 724208
                             Atlanta, Georgia 31139
                           1-877-376-8008 (toll free)
                       8:00 a.m. to 6:00 p.m. Eastern Time

        This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Farmers Variable Annuity individual flexible premium variable annuity contract offered by Farmers New World Life Insurance Company. You may obtain a copy of the Prospectus for the Contract dated May 1, 2001 by calling 1-877-376-8008 or by writing to our SERVICE CENTER at P.O. Box 724208, Atlanta, Georgia 31139.

        This Statement incorporates terms used in the current Prospectus for each Contract.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUSES FOR YOUR CONTRACT AND THE PORTFOLIOS.


        The date of this Statement of Additional Information is May 1, 2002.

                                TABLE OF CONTENTS



                                                                                                   Page
                                                                                                   ----
Additional Contract Provisions..................................................................... 1
        The Contract............................................................................... 1
        Incontestability........................................................................... 1
        Incorrect Age or Sex....................................................................... 1
        Nonparticipation........................................................................... 1
        Waiver of Surrender Charge Riders.......................................................... 1
        Tax Status of the Contracts................................................................ 2
Calculation of Subaccount and Adjusted Historic Portfolio Performance Data......................... 3
        Money Market Subaccount Yields............................................................. 3
        Other Subaccount Yields.................................................................... 4
        Average Annual Total Returns for the Subaccounts........................................... 5
        Non-Standard Subaccount Total Returns...................................................... 6
        Adjusted Historic Portfolio Performance Data............................................... 6
        Effect of the Records Maintenance Charge on Performance Data............................... 6
Historic Performance Data.......................................................................... 7
        General Limitations........................................................................ 7
        Tables Of Subaccount Performance Figures................................................... 7
        Time Periods Before The Date The Variable Account Commenced Operations.....................13
        Tables Of Adjusted Historic Total Return Quotations........................................13
Net Investment Factor..............................................................................20
Addition, Deletion or Substitution of Investments..................................................21
Resolving Material Conflicts.......................................................................21
Voting Rights......................................................................................21
Safekeeping of Variable Account Assets.............................................................22
Distribution of the Contracts......................................................................22
Legal Matters......................................................................................23
Experts............................................................................................23
Other Information..................................................................................23
Financial Statements...............................................................................23

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

        The entire contract consists of the Contract, the signed application attached at issue, any attached amendments and supplements to the application, and any attached riders and endorsements. In the absence of fraud, we consider all statements in the application to be representations and not warranties. We will not use any statement to contest a claim unless that statement is in an attached application or in an amendment or supplement to the application attached to the Contract.

        Any change in the Contract or waiver of its provisions must be in writing and signed by one of our officers. No other person -- no agent or registered representative -- has authority to change or waive any provision of the Contract.

        Upon notice to you, we may modify the Contract if necessary to:

                - permit the Contract or the variable account to comply with any applicable law or regulation that a governmental agency issues; or

                - assure continued qualification of the Contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

                - effect a change in the operation of the variable account or to provide additional investment options.

        In the event of such modifications, we will make the appropriate endorsement to the Contract.

INCONTESTABILITY

        We will not contest the Contract after the issue date.

INCORRECT AGE OR SEX

        We may require proof of age, sex, and right to payments before making any life annuity payments. If the age or sex (if applicable) of the annuitant has been stated incorrectly, then we will determine the annuity start date and the amount of the annuity payments by using the correct age and sex. After the annuity start date, any adjustment for underpayment will be paid immediately. Any adjustment for overpayment will be deducted from future payments. We will make adjustments for overpayments or underpayments with interest at the rate then in use to determine the rate of payments.

NONPARTICIPATION

        The Contract does not participate in our surplus earnings or profits. We will not pay dividends on the Contract.

WAIVER OF SURRENDER CHARGE RIDERS

        If available in the state where the Contract is issued, your Contract will include riders that will waive surrender charges on a single withdrawal if:

                - the annuitant is under age 75 at the time of withdrawal, the annuitant is confined in a hospital or skilled nursing facility continuously for at least 90 days and remains confined at the time of the surrender request, and the annuitant was not confined to a hospital or nursing facility within 6 months of the issue date.

                - the annuitant is diagnosed with a terminal illness after the Contract is issued and is expected to live for 12 months or less, the withdrawal is $250,000 or less, and the withdrawal occurs no sooner than one year after the rider is issued.

        There is no additional charge for the issuance of these waiver of surrender charge riders. These riders may not be available in all states.

TAX STATUS OF THE CONTRACTS

        Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

        Diversification Requirements. The Tax Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

        Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premiums and transfer amounts among the investment divisions of the variable account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over variable account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the variable account assets supporting the Contract.

        Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Tax Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of a holder of the Contract. Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any owner dies prior to the annuity start date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new owner.

        The Non-Qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

        Other rules may apply to Qualified Contracts.

               CALCULATION OF SUBACCOUNT AND ADJUSTED HISTORIC PORTFOLIO PERFORMANCE DATA

        We may advertise and disclose historic performance data for the subaccounts, including yields, standard annual total returns, and nonstandard measures of performance of the subaccounts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the SEC defined standards.

MONEY MARKET SUBACCOUNT YIELDS

        Advertisements and sales literature may quote the current annualized yield of the Money Market subaccount for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Money Market Portfolio.

        We compute this current annualized yield by determining the net change (not including any realized gains and losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) at the end of the seven-day period in the value of a hypothetical subaccount under a Contract having a balance of one unit of the Money Market subaccount at the beginning of the period. We divide that net change in subaccount value by the value of the hypothetical subaccount at the beginning of the period to determine the base period return. Then we annualize this quotient on a 365-day basis. The net change in account value reflects (i) net income from the Money Market portfolio in which the hypothetical subaccount invests; and
(ii) charges and deductions imposed under the Contract that are attributable to the hypothetical subaccount.

        These charges and deductions include the per unit charges for the records maintenance charge, the mortality and expense risk charge for the standard death benefit (and the mortality and expense risk charge for the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) and the asset-based administration charge. For purposes of calculating current yields for a Contract, we use an average per unit records maintenance charge based on the $30 records maintenance charge.

        We calculate the current yield by the following formula:

        Current Yield = ((NCS - ES)/UV) X (365/7)

        Where:

        NCS = the net change in the value of the Money Market Portfolio (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the seven-day period attributable to a hypothetical subaccount having a balance of one subaccount unit.

        ES = per unit charges deducted from the hypothetical subaccount for the seven-day period.

        UV =    the unit value for the first day of the seven-day period.


        The current yield for the 7-day period ended December 31, 2001 for the Money Market Subaccount was 0.3385%.


        We may also disclose the effective yield of the Money Market subaccount for the same seven-day period, determined on a compounded basis. We calculate the effective yield by compounding the unannualized base period return by adding one to the base return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.


        Effective Yield = (1 + ((NCS-ES)/UV))(365/7) - 1

        Where:

        NCS = the net change in the value of the Money Market portfolio (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the seven-day period attributable to a hypothetical subaccount having a balance of one subaccount unit.

        ES = per unit charges deducted from the hypothetical subaccount for the seven-day period.

        UV =    the unit value for the first day of the seven-day period.

        The Money Market subaccount yield is lower than the Money Market portfolio's yield because of the charges and deductions that the Contract imposes.

        The current and effective yields on amounts held in the Money Market subaccount normally fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of securities held by the Money Market Portfolio and that Portfolio's operating expenses. We may also present yields on amounts held in the Money Market subaccount for periods other than a seven-day period.

        Yield calculations do not take into account the Surrender Charge that we assess on certain withdrawals of Contract Value.

OTHER SUBACCOUNT YIELDS

        Sales literature or advertisements may quote the current annualized yield of one or more of the subaccounts (except the Money Market subaccount) under the Contract for 30-day or one-month periods. The annualized yield of a subaccount refers to income that the subaccount generates during a 30-day or one-month period and is assumed to be generated during each period over a 12-month period.

        We compute the annualized 30-day yield by:

                1. dividing the net investment income of the portfolio attributable to the subaccount units, less subaccount expenses attributable to the Contract for the period, by the maximum offering price per unit on the last day of the period;

                2. multiplying the result by the daily average number of units outstanding for the period;

                3.      compounding that yield for a 6-month period; and

                4.      multiplying the result by 2.

        Expenses of the subaccount include the records maintenance charge, the asset-based administration charge and the mortality and expense risk charge for the standard death benefit (and the mortality and expense risk charge for the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit). The yield calculation assumes that we deduct the records maintenance charge at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, we divide an average records maintenance charge collected by the average Contract Value in the subaccount to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. We calculate the 30-day or one-month yield by the following formula:

                Yield = 2 X ((((NI - ES)/(U X UV)) + 1)6 - 1)

        Where:

        NI = net income of the portfolio for the 30-day or one-month period attributable to the subaccount's units.

        ES = charges deducted from the subaccount for the 30-day or one-month period.

        U =     the average number of units outstanding.

        UV =   the unit value at the close of the last day in the 30-day or one-month period.

        The yield for the subaccount is lower than the yield for the corresponding portfolio because of the charges and deductions that the Contract imposes.

        The yield on the amounts held in the subaccounts normally fluctuates over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The types and quality of securities that a portfolio holds and its operating expenses affect the corresponding subaccount's actual yield.

        Yield calculations do not take into account the Surrender Charge that we assess on certain withdrawals of Contract Value.

AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS

        Sales literature or advertisements may quote average annual total returns for one or more of the subaccounts for various periods of time. If we advertise total return for the Money Market Subaccount, then those advertisements and sales literature will include a statement that yield more closely reflects current earnings than total return.

        When a subaccount has been in operation for 1, 5, and 10 years, respectively, we will provide the average annual total return for these periods. We may also disclose average annual total returns for other periods of time.

        Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. Each period's ending date for which we provide total return quotations will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

        We calculate the standard average annual total returns using subaccount unit values that we calculate on each valuation day based on the performance of the subaccount's underlying portfolio, the deductions for the mortality and expense risk charge for the standard death benefit (and in some cases, the mortality and expense risk charge for the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit), the asset-based administration charge and the records maintenance charge. The calculation reflects the deduction of the records maintenance charge by assuming a uniform reduction in the yield or total return which is determined by calculating the average impact of the records maintenance charge on in-force contracts.

        We calculate the standard total return by the following formula:

        TR =    ((ERV/P)1/N) - 1

        Where:

        TR = the average annual total return net of subaccount recurring charges.

        ERV = the ending redeemable value (minus any applicable Surrender Charge and records maintenance charge) of the hypothetical subaccount at the end of the period.

        P =     a hypothetical initial payment of $1,000.

        N =     the number of years in the period.

NON-STANDARD SUBACCOUNT TOTAL RETURNS

        Sales literature or advertisements may quote average annual total returns for the subaccounts that do not reflect any Surrender Charges. We calculate such nonstandard total returns in exactly the same way as the average annual total returns described above, except that we replace the ending redeemable value of the hypothetical subaccount for the period with an ending value for the period that does not take into account any Surrender Charges.

        We may disclose cumulative total returns in conjunction with the standard formats described above. We calculate the cumulative total returns using the following formula:

        CTR = (ERV/P) - 1

        Where:

        CTR = the cumulative total return net of subaccount recurring charges for the period.

        ERV = the ending redeemable value of the hypothetical investment at the end of the period.

        P =     a hypothetical single payment of $1,000.

ADJUSTED HISTORIC PORTFOLIO PERFORMANCE DATA

        Sales literature or advertisements may quote adjusted yields and total returns for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic portfolio performance may include data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

        We will disclose nonstandard performance data only if we disclose the standard performance data for the required periods.

EFFECT OF THE RECORDS MAINTENANCE CHARGE ON PERFORMANCE DATA

        The Contract provides for the deduction of a $30.00 records maintenance charge at the end of each Contract year from the fixed account and the subaccounts. We will waive this charge if your Contract Value is $50,000 or more on the date the charge is assessed. We deduct the charge from each account based on the proportion that the value of each such account bears to the total Contract Value. The calculation reflects the deduction of the records maintenance charge by assuming a uniform reduction in the yield or total return which is determined by calculating the average impact of the records maintenance charge on in-force contracts.

                            HISTORIC PERFORMANCE DATA

GENERAL LIMITATIONS

        The funds have provided the portfolios' performance data. We derive the subaccount performance data from the data that the funds provide. In preparing the tables below, we relied on the funds' data. While we have no reason to doubt the accuracy of the figures provided by the funds, we have not verified those figures.

TABLES OF SUBACCOUNT PERFORMANCE FIGURES

        The following charts show the historical performance data for the Subaccounts since each Subaccount started operations. THESE FIGURES ARE NOT AN INDICATION OF FUTURE PERFORMANCE OF THE SUBACCOUNTS. Some of the figures reflect the waiver of advisory fees and reimbursement of other expenses for part or all of the periods indicated.

                                     TABLE 1


          STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2001(1)
                           SURRENDER CHARGES DEDUCTED
                 (ASSUMES CONTRACT IS SURRENDERED OR ANNUITIZED)

                         AVERAGE ANNUAL TOTAL RETURN(2)
                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)




                                                                           Subaccount     1 Year    5 Year    10 Year   Life of
SUBACCOUNT                                                                 Start Date       (%)       (%)        (%)  Subaccount (%)
                                                                           ----------     ------    ------    ------- --------------
CALVERT VARIABLE SERIES, INC.
  Calvert Social Small Cap Growth Portfolio(4)                                5/1/01        N/A       N/A        N/A     -0.08%
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
  Quality Bond Portfolio(4)                                                   5/1/01        N/A       N/A        N/A     -4.23%
  Small Cap Portfolio(4)                                                      5/1/01        N/A       N/A        N/A     -9.40%
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(SERVICE CLASS SHARES)                                                        5/1/01        N/A       N/A        N/A    -21.84%
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)
  Fidelity VIP Growth Portfolio(4)                                            5/1/01        N/A       N/A        N/A    -18.19%
  Fidelity VIP Index 500 Portfolio(4)                                         5/1/01        N/A       N/A        N/A    -14.78%
  Fidelity VIP Mid Cap Portfolio(4)                                           5/1/01        N/A       N/A        N/A     -3.06%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)
  Franklin Small Cap Fund(4)                                                  5/1/01        N/A       N/A        N/A    -12.57%
  Templeton Developing Markets Securities Fund                                8/4/00    -14.61%       N/A        N/A    -20.89%
  Templeton Global Asset Allocation Fund
    (formerly Templeton Asset Strategy Fund)(4)                               5/1/01        N/A       N/A        N/A    -14.18%
GOLDMAN SACHS VARIABLE INSURANCE TRUST
  Goldman Sachs Capital Growth Fund(4)                                        5/1/01        N/A       N/A        N/A    -16.96%
  Goldman Sachs CORE(SM) Small Cap Equity Fund(4)                             5/1/01        N/A       N/A        N/A     -4.30%
  Goldman Sachs Mid Cap Value Fund(4)                                         5/1/01        N/A       N/A        N/A     -0.03%
JANUS ASPEN SERIES
  Janus Aspen Aggressive Growth Portfolio (Service Shares)(4)                 5/1/01        N/A       N/A        N/A    -27.55%
  Janus Aspen Balanced Portfolio (Service Shares)(4)                          5/1/01        N/A       N/A        N/A     -9.71%
  Janus Aspen Capital Appreciation Portfolio
    (Institutional Shares)                                                    4/7/00     -27.25%      N/A        N/A    -29.91%
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
  PIMCO Foreign Bond Portfolio                                                6/7/00      -0.02%      N/A        N/A      3.10%
  PIMCO Low Duration Portfolio (formerly PIMCO
    Low Duration Bond Portfolio)                                             5/15/00       0.00%      N/A        N/A      4.00%

                                     TABLE 1


          STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2001(1)
                           SURRENDER CHARGES DEDUCTED
                 (ASSUMES CONTRACT IS SURRENDERED OR ANNUITIZED)


                          AVERAGE ANNUAL TOTAL RETURN(2)
                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)



                                                                           Subaccount     1 Year    5 Year    10 Year   Life of
SUBACCOUNT                                                                 Start Date       (%)       (%)        (%)  Subaccount (%)
                                                                           ----------     ------    ------    ------- --------------
SCUDDER VARIABLE SERIES I
  Scudder Bond Portfolio (Class A Shares)                                    5/15/00      -1.74%      N/A        N/A       5.14%
  Scudder Global Discovery Portfolio (Class A Shares)(4)                      5/1/01        N/A       N/A        N/A     -20.81%
  Scudder Growth and Income Portfolio (Class A Shares)                        4/7/00     -17.60%      N/A        N/A     -13.15%
  Scudder International Portfolio (Class A Shares)                            4/7/00     -35.80%      N/A        N/A     -31.07%
  Scudder Money Market Portfolio(3)                                           6/7/00      -3.48%      N/A        N/A       0.09%
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
  Scudder Government Securities Portfolio                                     4/7/00      -0.12%      N/A        N/A       4.49%
  Scudder High Yield Portfolio                                                6/7/00      -4.64%      N/A        N/A      -6.79%
  Scudder Small Cap Growth Portfolio                                          4/7/00     -33.89%      N/A        N/A     -33.65%
  SVS Dreman High Return Equity Portfolio                                     4/7/00      -5.51%      N/A        N/A      13.52%
WM VARIABLE TRUST (CLASS 2 SHARES)
  WM Equity Income Fund(4)                                                    5/1/01        N/A       N/A        N/A     -3.97%
  WM Mid Cap Stock Fund(4)                                                    5/1/01        N/A       N/A        N/A     -1.45%
  WM Small Cap Stock Fund(4)                                                  5/1/01        N/A       N/A        N/A    -10.98%




          STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2001(1)
           WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED
                            RETIREMENT INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)




                                                                           Subaccount     1 Year    5 Year    10 Year   Life of
SUBACCOUNT                                                                 Start Date       (%)       (%)        (%)  Subaccount (%)
                                                                           ----------     ------    ------    ------- --------------
CALVERT VARIABLE SERIES, INC.
  Calvert Social Small Cap Growth Portfolio(4)                                5/1/01        N/A        N/A        N/A     -0.24%
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
  Quality Bond Portfolio(4)                                                   5/1/01        N/A        N/A        N/A     -4.38%
  Small Cap Portfolio(4)                                                      5/1/01        N/A        N/A        N/A     -9.55%
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(SERVICE CLASS SHARES)                                                        5/1/01        N/A        N/A        N/A    -21.97%
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
(SERVICE CLASS SHARES)
  Fidelity VIP Growth Portfolio(4)                                            5/1/01        N/A        N/A        N/A    -18.32%
  Fidelity VIP Index 500 Portfolio(4)                                         5/1/01        N/A        N/A        N/A    -14.92%
  Fidelity VIP Mid Cap Portfolio(4)                                           5/1/01        N/A        N/A        N/A     -3.22%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(CLASS 2 SHARES)
  Franklin Small Cap Fund(4)                                                  5/1/01        N/A        N/A        N/A    -12.71%
  Templeton Developing Markets Securities Fund                                8/4/00     -14.82%       N/A        N/A    -21.09%
  Templeton Global Asset Allocation Fund
    (formerly Templeton Asset Strategy Fund)(4)                               5/1/01        N/A        N/A        N/A    -14.32%
GOLDMAN SACHS VARIABLE INSURANCE TRUST
  Goldman Sachs Capital Growth Fund(4)                                        5/1/01        N/A        N/A        N/A    -17.10%
  Goldman Sachs CORE(SM) Small Cap Equity Fund(4)                             5/1/01        N/A        N/A        N/A     -4.46%
  Goldman Sachs Mid Cap Value Fund(4)                                         5/1/01        N/A        N/A        N/A     -0.19%
JANUS ASPEN SERIES
  Janus Aspen Aggressive Growth Portfolio (Service Shares)(4)                 5/1/01        N/A        N/A        N/A    -27.67%
  Janus Aspen Balanced Portfolio (Service Shares)(4)                          5/1/01        N/A        N/A        N/A     -9.86%
  Janus Aspen Capital Appreciation Portfolio
    (Institutional Shares)                                                    4/7/00     -27.43%       N/A        N/A    -30.08%
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
  PIMCO Foreign Bond Portfolio                                                6/7/00      -0.27%       N/A        N/A      2.85%
  PIMCO Low Duration Portfolio (formerly PIMCO
    Low Duration Bond Portfolio)                                             5/15/00      -0.25%       N/A        N/A      3.72%

          STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2001(1)
           WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED
                            RETIREMENT INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)




                                                                           Subaccount     1 Year    5 Year    10 Year   Life of
SUBACCOUNT                                                                 Start Date       (%)       (%)        (%)  Subaccount (%)
                                                                           ----------     ------    ------    ------- --------------
SCUDDER VARIABLE SERIES I
  Scudder Bond Portfolio (Class A Shares)                                    5/15/00      -1.99%       N/A        N/A       4.87%
  Scudder Global Discovery Portfolio (Class A Shares)(4)                      5/1/01        N/A        N/A        N/A     -20.94%
  Scudder Growth and Income Portfolio (Class A Shares)                        4/7/00     -17.80%       N/A        N/A     -13.37%
  Scudder International Portfolio (Class A Shares)                            4/7/00     -35.96%       N/A        N/A     -31.24%
  Scudder Money Market Portfolio(3)                                           6/7/00      -3.72%       N/A        N/A      -0.16%
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
  Scudder Government Securities Portfolio                                     4/7/00      -0.37%       N/A        N/A       4.22%
  Scudder Kemper High Yield Portfolio                                         6/7/00      -4.88%       N/A        N/A      -7.02%
  Scudder Small Cap Growth Portfolio                                          4/7/00     -34.05%       N/A        N/A     -33.82%
  SVS Dreman High Return Equity Portfolio                                     4/7/00      -5.75%       N/A        N/A      13.22%
WM VARIABLE TRUST (CLASS 2 SHARES)
  WM Equity Income Fund(4)                                                    5/1/01        N/A        N/A        N/A      -4.13%
  WM Mid Cap Stock Fund(4)                                                    5/1/01        N/A        N/A        N/A      -1.61%
  WM Small Cap Stock Fund(4)                                                  5/1/01        N/A        N/A        N/A     -11.12%





          STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2001(1)
      WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT
                                 INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)




                                                                           Subaccount     1 Year    5 Year    10 Year   Life of
SUBACCOUNT                                                                 Start Date       (%)       (%)        (%)  Subaccount (%)
                                                                           ----------     ------    ------    ------- --------------
CALVERT VARIABLE SERIES, INC.
  Calvert Social Small Cap Growth Portfolio(4)                                5/1/01        N/A        N/A        N/A     -0.41%
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
  Quality Bond Portfolio(4)                                                   5/1/01        N/A        N/A        N/A     -4.54%
  Small Cap Portfolio(4)                                                      5/1/01        N/A        N/A        N/A     -9.70%
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(SERVICE CLASS SHARES)                                                        5/1/01        N/A        N/A        N/A    -22.10%
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
(SERVICE CLASS SHARES)
  Fidelity VIP Growth Portfolio(4)                                            5/1/01        N/A        N/A        N/A    -18.46%
  Fidelity VIP Index 500 Portfolio(4)                                         5/1/01        N/A        N/A        N/A    -15.06%
  Fidelity VIP Mid Cap Portfolio(4)                                           5/1/01        N/A        N/A        N/A     -3.38%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(CLASS 2 SHARES)
  Franklin Small Cap Fund(4)                                                  5/1/01        N/A        N/A        N/A    -12.86%
  Templeton Developing Markets Securities Fund                                8/4/00     -15.03%       N/A        N/A    -21.28%
  Templeton Global Asset Allocation Fund
    (formerly Templeton Asset Strategy Fund)(4)                               5/1/01        N/A        N/A        N/A    -14.46%
GOLDMAN SACHS VARIABLE INSURANCE TRUST
  Goldman Sachs Capital Growth Fund(4)                                        5/1/01        N/A        N/A        N/A    -17.24%
  Goldman Sachs CORE(SM) Small Cap Equity Fund(4)                             5/1/01        N/A        N/A        N/A     -4.62%
  Goldman Sachs Mid Cap Value Fund(4)                                         5/1/01        N/A        N/A        N/A     -0.36%
JANUS ASPEN SERIES
  Janus Aspen Aggressive Growth Portfolio (Service Shares)(4)                 5/1/01        N/A        N/A        N/A    -27.79%
  Janus Aspen Balanced Portfolio (Service Shares)(4)                          5/1/01        N/A        N/A        N/A    -10.01%
  Janus Aspen Capital Appreciation Portfolio
    (Institutional Shares)                                                    4/7/00     -27.61%       N/A        N/A    -30.26%
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
  PIMCO Foreign Bond Portfolio                                                6/7/00      -0.52%       N/A        N/A      2.59%
  PIMCO Low Duration Portfolio (formerly PIMCO
    Low Duration Bond Portfolio)                                             5/15/00      -0.50%       N/A        N/A      3.46%

SCUDDER VARIABLE SERIES I
  Scudder Bond Portfolio (Class A Shares)                                    5/15/00      -2.23%       N/A        N/A      4.60%
  Scudder Global Discovery Portfolio (Class A Shares)(4)                      5/1/01        N/A        N/A        N/A    -21.07%
  Scudder Growth and Income Portfolio (Class A Shares)                        4/7/00     -18.01%       N/A        N/A    -13.58%
  Scudder International Portfolio (Class A Shares)                            4/7/00     -36.11%       N/A        N/A    -31.41%
  Scudder Money Market Portfolio(3)                                           6/7/00      -3.95%       N/A        N/A     -0.40%

          STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2001(1)
      WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT
                                 INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)




                                                                           Subaccount     1 Year    5 Year    10 Year   Life of
SUBACCOUNT                                                                 Start Date       (%)       (%)        (%)  Subaccount (%)
                                                                           ----------     ------    ------    ------- --------------
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
  Scudder Government Securities Portfolio                                     4/7/00      -0.62%       N/A        N/A       3.95%
  Scudder High Yield Portfolio                                                6/7/00      -5.12%       N/A        N/A      -7.25%
  Scudder Small Cap Growth Portfolio                                          4/7/00     -34.22%       N/A        N/A     -33.98%
  SVS Dreman High Return Equity Portfolio                                     4/7/00      -5.98%       N/A        N/A      12.93%
WM VARIABLE TRUST (CLASS 2 SHARES)
  WM Equity Income Fund(4)                                                    5/1/01        N/A        N/A        N/A     -4.29%
  WM Mid Cap Stock Fund(4)                                                    5/1/01        N/A        N/A        N/A     -1.77%
  WM Small Cap Stock Fund(4)                                                  5/1/01        N/A        N/A        N/A    -11.27%



(1) Standard total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, and (4) the applicable Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.13% of subaccount assets based on an assumed average investment of $23,000 in the Contract. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.

(2) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(3) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.


(4) Not annualized.


                                     TABLE 2


        NON-STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2001(1)
                         SURRENDER CHARGES NOT DEDUCTED
               (ASSUMES CONTRACT IS NOT SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN(2)
                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)



                                                                           Subaccount     1 Year    5 Year    10 Year   Life of
SUBACCOUNT                                                                 Start Date       (%)       (%)        (%)  Subaccount (%)
                                                                           ----------     ------    ------    ------- --------------
CALVERT VARIABLE SERIES, INC.
  Calvert Social Small Cap Growth Portfolio(4)                                5/1/01        N/A        N/A        N/A       6.17%
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
  Quality Bond Portfolio(4)                                                   5/1/01        N/A        N/A        N/A       1.77%
  Small Cap Portfolio(4)                                                      5/1/01        N/A        N/A        N/A      -3.74%
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(SERVICE CLASS SHARES)                                                        5/1/01        N/A        N/A        N/A     -16.95%
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)
  Fidelity VIP Growth Portfolio(4)                                            5/1/01        N/A        N/A        N/A     -13.07%
  Fidelity VIP Index 500 Portfolio(4)                                         5/1/01        N/A        N/A        N/A      -9.45%
  Fidelity VIP Mid Cap Portfolio(4)                                           5/1/01        N/A        N/A        N/A       3.00%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)
  Franklin Small Cap Fund(4)                                                  5/1/01        N/A        N/A        N/A      -7.10%
  Templeton Developing Markets Securities Fund                                8/4/00      -9.27%       N/A        N/A     -17.90%
  Templeton Global Asset Allocation Fund
    (formerly Templeton Asset Strategy Fund)(4)                               5/1/01        N/A        N/A        N/A      -8.81%
GOLDMAN SACHS VARIABLE INSURANCE TRUST
  Goldman Sachs Capital Growth Fund(4)                                        5/1/01        N/A        N/A        N/A     -11.77%
  Goldman Sachs CORE(SM) Small Cap Equity Fund(4)                             5/1/01        N/A        N/A        N/A       1.69%
  Goldman Sachs Mid Cap Value Fund(4)                                         5/1/01        N/A        N/A        N/A       6.23%

                                     TABLE 2


        NON-STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2001 (1)
                         SURRENDER CHARGES NOT DEDUCTED
               (ASSUMES CONTRACT IS NOT SURRENDERED OR ANNUITIZED)


                        AVERAGE ANNUAL TOTAL RETURN (2)
                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)



                                                                           Subaccount     1 Year    5 Year    10 Year   Life of
SUBACCOUNT                                                                 Start Date       (%)       (%)        (%)  Subaccount (%)
                                                                           ----------     ------    ------    ------- --------------
JANUS ASPEN SERIES
  Janus Aspen Aggressive Growth Portfolio (Service Shares) (4)                5/1/01        N/A        N/A        N/ A    -23.02%
  Janus Aspen Balanced Portfolio (Service Shares) (4)                         5/1/01        N/A        N/A        N/A      -4.06%
  Janus Aspen Capital Appreciation Portfolio
    (Institutional Shares)                                                    4/7/00     -22.70%       N/A        N/A     -27.77%
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
  PIMCO Foreign Bond Portfolio                                                6/7/00       6.23%       N/A        N/A       6.60%
  PIMCO Low Duration Portfolio (formerly PIMCO
    Low Duration Bond Portfolio)                                             5/15/00       6.25%       N/A        N/A       7.35%
SCUDDER VARIABLE SERIES I
  Scudder Bond Portfolio (Class A Shares)                                    5/15/00       4.41%       N/A        N/A       8.47%
  Scudder Global Discovery Portfolio (Class A Shares) (4)                     5/1/01        N/A        N/A        N/A     -15.86%
  Scudder Growth and Income Portfolio (Class A Shares)                        4/7/00     -12.44%       N/A        N/A     -10.49%
  Scudder International Portfolio (Class A Shares)                            4/7/00     -31.78%       N/A        N/A     -28.96%
  Scudder Money Market Portfolio (3)                                          6/7/00       2.56%       N/A        N/A       3.48%
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
  Scudder Government Securities Portfolio                                     4/7/00       6.12%       N/A        N/A       7.62%
  Scudder High Yield Portfolio                                                6/7/00       1.32%       N/A        N/A      -3.62%
  Scudder Small Cap Growth Portfolio                                          4/7/00     -29.75%       N/A        N/A     -31.62%
  SVS Dreman High Return Equity Portfolio                                     4/7/00       0.40%       N/A        N/A      16.46%
WM VARIABLE TRUST (CLASS 2 SHARES)
  WM Equity Income Fund (4)                                                   5/1/01        N/A        N/A        N/A       2.04%
  WM Mid Cap Stock Fund (4)                                                   5/1/01        N/A        N/A        N/A       4.72%
  WM Small Cap Stock Fund (4)                                                 5/1/01        N/A        N/A        N/A      -5.41%



        NON-STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2001 (1)
           WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED
                            RETIREMENT INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)



                                                                           Subaccount     1 Year    5 Year    10 Year   Life of
SUBACCOUNT                                                                 Start Date       (%)       (%)        (%)  Subaccount (%)
                                                                           ----------     ------    ------    ------- --------------
CALVERT VARIABLE SERIES, INC
  Calvert Social Small Cap Growth Portfolio (4)                               5/1/01        N/A        N/A        N/A       6.00%
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
  Quality Bond Portfolio (4)                                                  5/1/01        N/A        N/A        N/A       1.60%
  Small Cap Portfolio (4)                                                     5/1/01        N/A        N/A        N/A      -3.89%
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(SERVICE CLASS SHARES)                                                        5/1/01        N/A        N/A        N/A     -17.09%
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)
  Fidelity VIP Growth Portfolio (4)                                           5/1/01        N/A        N/A        N/A     -13.21%
  Fidelity VIP Index 500 Portfolio (4)                                        5/1/01        N/A        N/A        N/A      -9.59%
  Fidelity VIP Mid Cap Portfolio (4)                                          5/1/01        N/A        N/A        N/A       2.83%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)
  Franklin Small Cap Fund (4)                                                 5/1/01        N/A        N/A        N/A      -7.25%
  Templeton Developing Markets Securities Fund                                8/4/00      -9.49%       N/A        N/A     -18.10%
  Templeton Global Asset Allocation Fund
    (formerly Templeton Asset Strategy Fund) (4)                              5/1/01        N/A        N/A        N/A      -8.96%
GOLDMAN SACHS VARIABLE INSURANCE TRUST
  Goldman Sachs Capital Growth Fund (4)                                       5/1/01        N/A        N/A        N/A     -11.91%
  Goldman Sachs CORE(SM) Small Cap Equity Fund (4)                            5/1/01        N/A        N/A        N/A       1.52%
  Goldman Sachs Mid Cap Value Fund (4)                                        5/1/01        N/A        N/A        N/A       6.05%

        NON-STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2001 (1)
           WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED
                            RETIREMENT INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)



                                                                           Subaccount     1 Year    5 Year    10 Year   Life of
SUBACCOUNT                                                                 Start Date       (%)       (%)        (%)  Subaccount (%)
                                                                           ----------     ------    ------    ------- --------------
JANUS ASPEN SERIES
  Janus Aspen Aggressive Growth Portfolio (Service Shares) (4)                5/1/01        N/A        N/A        N/A     -23.15%
  Janus Aspen Balanced Portfolio (Service Shares) (4)                         5/1/01        N/A        N/A        N/A      -4.22%
  Janus Aspen Capital Appreciation Portfolio
    (Institutional Shares)                                                    4/7/00     -22.89%       N/A        N/A     -27.94%
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
  PIMCO Foreign Bond Portfolio                                                6/7/00       5.97%       N/A        N/A       6.34%
  PIMCO Low Duration Portfolio (formerly PIMCO
    Low Duration Bond Portfolio)                                             5/15/00       5.99%       N/A        N/A       7.08%
SCUDDER VARIABLE SERIES I
  Scudder Bond Portfolio (Class A Shares)                                    5/15/00       4.15%       N/A        N/A       8.21%
  Scudder Global Discovery Portfolio (Class A Shares) (4)                     5/1/01        N/A        N/A        N/A     -16.00%
  Scudder Growth and Income Portfolio (Class A Shares)                        4/7/00     -12.66%       N/A        N/A     -10.71%
  Scudder International Portfolio (Class A Shares)                            4/7/00     -31.95%       N/A        N/A     -29.13%
  Scudder Money Market Portfolio (3)                                          6/7/00       2.31%       N/A        N/A       3.23%
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
  Scudder Government Securities Portfolio                                     4/7/00       5.86%       N/A        N/A       7.35%
  Scudder High Yield Portfolio                                                6/7/00       1.07%       N/A        N/A      -3.86%
  Scudder Small Cap Growth Portfolio                                          4/7/00     -29.93%       N/A        N/A     -31.79%
  SVS Dreman High Return Equity Portfolio                                     4/7/00       0.15%       N/A        N/A      16.17%
WM VARIABLE TRUST (CLASS 2 SHARES)
  WM Equity Income Fund (4)                                                   5/1/01        N/A        N/A        N/A       1.87%
  WM Mid Cap Stock Fund (4)                                                   5/1/01        N/A        N/A        N/A       4.55%
  WM Small Cap Stock Fund (4)                                                 5/1/01        N/A        N/A        N/A      -5.56%




         NON-STANDARD SUBACCOUNT TOTAL RETURNS AS OF DECEMBER 31, 2001(1)
            WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED
                            RETIREMENT INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)




                                                                           Subaccount     1 Year    5 Year    10 Year   Life of
SUBACCOUNT                                                                 Start Date       (%)       (%)        (%)  Subaccount (%)
                                                                           ----------     ------    ------    ------- --------------
CALVERT VARIABLE SERIES, INC.
  Calvert Social Small Cap Growth Portfolio (4)                               5/1/01        N/A        N/A        N/A       5.82%
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
  Quality Bond Portfolio (4)                                                  5/1/01        N/A        N/A        N/A       1.43%
  Small Cap Portfolio (4)                                                     5/1/01        N/A        N/A        N/A      -4.05%
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(SERVICE CLASS SHARES)                                                        5/1/01        N/A        N/A        N/A     -17.23%
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)
  Fidelity VIP Growth Portfolio (4)                                           5/1/01        N/A        N/A        N/A     -13.35%
  Fidelity VIP Index 500 Portfolio (4)                                        5/1/01        N/A        N/A        N/A      -9.74%
  Fidelity VIP Mid Cap Portfolio (4)                                          5/1/01        N/A        N/A        N/A       2.66%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)
  Franklin Small Cap Fund (4)                                                 5/1/01        N/A        N/A        N/A      -7.40%
  Templeton Developing Markets Securities Fund                                8/4/00      -9.72%       N/A        N/A     -18.31%
  Templeton Global Asset Allocation Fund
    (formerly Templeton Asset Strategy Fund) (4)                              5/1/01        N/A        N/A        N/A      -9.11%
GOLDMAN SACHS VARIABLE INSURANCE TRUST
  Goldman Sachs Capital Growth Fund (4)                                       5/1/01        N/A        N/A        N/A     -12.06%
  Goldman Sachs CORE(SM) Small Cap Equity Fund (4)                            5/1/01        N/A        N/A        N/A       1.35%
  Goldman Sachs Mid Cap Value Fund (4)                                        5/1/01        N/A        N/A        N/A       5.88%
JANUS ASPEN SERIES
  Janus Aspen Aggressive Growth Portfolio (Service Shares) (4)                5/1/01        N/A        N/A        N/A     -23.27%
  Janus Aspen Balanced Portfolio (Service Shares) (4)                         5/1/01        N/A        N/A        N/A      -4.38%
  Janus Aspen Capital Appreciation Portfolio
    (Institutional Shares)                                                    4/7/00     -23.09%       N/A        N/A     -28.12%

       NON-STANDARD SUBACCOUNT TOTAL RETURNS AS OF DECEMBER 31, 2001 (1)
            WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED
                            RETIREMENT INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)




                                                                           Subaccount     1 Year    5 Year    10 Year   Life of
SUBACCOUNT                                                                 Start Date       (%)       (%)        (%)  Subaccount (%)
                                                                           ----------     ------    ------    ------- --------------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
  PIMCO Foreign Bond Portfolio                                                6/7/00       5.71%       N/A        N/A       6.07%
  PIMCO Low Duration Portfolio (formerly PIMCO
    Low Duration Bond Portfolio)                                             5/15/00       5.72%       N/A        N/A       6.82%
SCUDDER VARIABLE SERIES I
  Scudder Bond Portfolio (Class A Shares)                                    5/15/00       3.89%       N/A        N/A       7.94%
  Scudder Global Discovery Portfolio (Class A Shares) (4)                     5/1/01        N/A        N/A        N/A     -16.14%
  Scudder Growth and Income Portfolio (Class A Shares)                        4/7/00     -12.88%       N/A        N/A     -10.93%
  Scudder International Portfolio (Class A Shares)                            4/7/00     -32.12%       N/A        N/A     -29.31%
  Scudder Money Market Portfolio (3)                                          6/7/00       2.05%       N/A        N/A       2.97%
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
  Scudder Government Securities Portfolio                                     4/7/00       5.60%       N/A        N/A       7.09%
  Scudder High Yield Portfolio                                                6/7/00       0.82%       N/A        N/A      -4.10%
  Scudder Small Cap Growth Portfolio                                          4/7/00     -30.10%       N/A        N/A     -31.96%
  SVS Dreman High Return Equity Portfolio                                     4/7/00      -0.10%       N/A        N/A      15.89%
WM VARIABLE TRUST (CLASS 2 SHARES)
  WM Equity Income Fund (4)                                                   5/1/01        N/A        N/A        N/A       1.70%
  WM Mid Cap Stock Fund (4)                                                   5/1/01        N/A        N/A        N/A       4.37%
  WM Small Cap Stock Fund (4)                                                 5/1/01        N/A        N/A        N/A      -5.72%



(1) Non-Standard total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, but (4) not any Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.13% of subaccount assets based on an assumed average investment of $23,000 in the Contract. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.

(2) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(3) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.


(4) Not annualized.


TIME PERIODS BEFORE THE DATE THE VARIABLE ACCOUNT COMMENCED OPERATIONS

        The variable account may also disclose non-standardized total return for time periods before the variable account commenced operations. This performance data is based on the actual performance of the portfolios since their inception, adjusted to reflect the effect of the current level of charges that apply to the subaccounts under the Contract.

TABLES OF ADJUSTED HISTORIC TOTAL RETURN QUOTATIONS

        The tables below set out the adjusted historic total returns for the portfolios for various periods as of December 31, 2000. This performance data is based on the actual performance of the portfolios since their inception, adjusted to reflect the effect of the current level of charges that apply to the subaccounts under the Contract.

                                     TABLE 1


       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2001(1)
                           SURRENDER CHARGES DEDUCTED
                 (ASSUMES CONTRACT IS SURRENDERED OR ANNUITIZED)


                          AVERAGE ANNUAL TOTAL RETURN(2)
                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)



                                                                           Portfolio      1 Year    5 Year    10 Year   Life of
PORTFOLIO                                                                  Start Date       (%)       (%)        (%)  Portfolio (%)
                                                                           ----------     ------    ------    ------- -------------
CALVERT VARIABLE SERIES, INC.
  Calvert Social Small Cap Growth Portfolio                                  3/15/95       3.01%     1.49%       N/A       7.01%
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
  Quality Bond Portfolio                                                     8/31/90      -1.16%     4.25%      6.07%      6.59%
  Small Cap Portfolio                                                        8/31/90     -13.11%     5.83%     19.49%     27.29%
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC
(SERVICE CLASS SHARES)(3)                                                    10/7/93     -28.35%     6.01%       N/A      10.82%
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
(SERVICE CLASS SHARES)(4)
  Fidelity VIP Growth Portfolio                                              10/9/86     -23.60%     9.60%     11.85%     12.21%
  Fidelity VIP Index 500 Portfolio                                           8/27/92     -19.24%     8.08%       N/A      11.76%
  Fidelity VIP Mid Cap Portfolio                                             12/28/98    -10.22%      N/A        N/A      22.89%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)(5)
  Franklin Small Cap Fund                                                    11/1/95     -21.28%     8.46%       N/A      11.68%
  Templeton Developing Markets Securities Fund                                3/4/96     -14.61%   -13.55%       N/A     -12.68%
  Templeton Global Asset Allocation Fund
    (formerly Templeton Asset Strategy Fund)                                 8/24/88     -16.35%     4.19%      8.50%      8.40%
GOLDMAN SACHS VARIABLE INSURANCE TRUST
  Goldman Sachs Capital Growth Fund                                          4/30/98     -20.55%      N/A        N/A       0.97%
  Goldman Sachs CORE(SM) Small Cap Equity Fund                               2/13/98      -2.88%      N/A        N/A       0.83%
  Goldman Sachs Mid Cap Value Fund                                            5/1/98       4.12%      N/A        N/A       3.90%
JANUS ASPEN SERIES
  Janus Aspen Aggressive Growth Portfolio (Service Shares)(6)                9/13/93     -43.92%     4.81%       N/A      10.79%
  Janus Aspen Balanced Portfolio (Service Shares)(6)                         9/13/93     -11.66%    11.92%                12.57%
  Janus Aspen Capital Appreciation Portfolio
    (Institutional Shares)                                                    5/1/97     -27.25%      N/A        N/A      15.75%
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
  PIMCO Foreign Bond Portfolio                                               2/16/99      -0.02%      N/A        N/A       2.30%
  PIMCO Low Duration Portfolio (formerly PIMCO
    Low Duration Bond Portfolio)                                             2/16/99       0.00%      N/A        N/A       3.22%
SCUDDER VARIABLE SERIES I
  Scudder Bond Portfolio (Class A Shares)                                    7/16/85      -1.74%     4.14%      5.13%      6.40%
  Scudder Global Discovery Portfolio (Class A Shares)                         5/1/96     -29.97%     7.20%       N/A       7.31%
  Scudder Growth and Income Portfolio (Class A Shares)                        5/2/94     -17.60%     3.14%       N/A       9.23%
  Scudder International Portfolio (Class A Shares)                            5/1/87     -35.80%    -0.43%      4.86%      5.65%
  Scudder Money Market Portfolio(7)                                          7/16/85      -3.48%     3.13%      3.27%      4.16%
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
  Scudder Government Securities Portfolio                                     9/3/87      -0.12%     4.99%      5.14%      6.15%
  Scudder High Yield Portfolio                                                4/6/82      -4.64%    -0.37%      5.85%      9.06%
  Scudder Small Cap Growth Portfolio                                          5/2/94     -33.89%     4.34%       N/A      10.39%
  SVS Dreman High Return Equity Portfolio                                     5/4/98      -5.51%      N/A        N/A       2.89%
WM VARIABLE TRUST (CLASS 2 SHARES)(8)
  WM Equity Income Fund                                                      4/28/98       0.19%      N/A        N/A       5.48%
  WM Mid Cap Stock Fund                                                       5/1/00       3.90%      N/A        N/A      13.02%
  WM Small Cap Stock Fund                                                    1/12/94     -19.07%     7.94%       N/A      10.28%



       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2001(1)
      WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT
                                 INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)



                                                                           Portfolio      1 Year    5 Year    10 Year    Life of
PORTFOLIO                                                                  Start Date       (%)       (%)        (%)   Portfolio (%)
                                                                           ----------     ------    ------    -------  -------------
CALVERT VARIABLE SERIES, INC
  Calvert Social Small Cap Growth Portfolio                                  3/15/95       2.75%      1.23%       N/A      6.74%

       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2001 1
      WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT
                                 INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)




                                                                           Portfolio      1 Year    5 Year    10 Year    Life of
PORTFOLIO                                                                  Start Date       (%)       (%)        (%)   Portfolio (%)
                                                                           ----------     ------    ------    -------  -------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
  Quality Bond Portfolio                                                     8/31/90      -1.41%      3.98%      5.80%      6.32%
  Small Cap Portfolio                                                        8/31/90     -13.33%      5.56%     19.19%     26.96%
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC
(SERVICE CLASS SHARES)(3)                                                    10/7/93     -28.53%      5.74%       N/A      10.54%
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
(SERVICE CLASS SHARES)(4)
  Fidelity VIP Growth Portfolio                                              10/9/86     -23.79%      9.32%     11.56%     11.93%
  Fidelity VIP Index 500 Portfolio                                           8/27/92     -19.45%      7.80%       N/A      11.48%
  Fidelity VIP Mid Cap Portfolio                                             12/28/98    -10.45%       N/A        N/A      22.57%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)(5)
  Franklin Small Cap Fund                                                    11/1/95     -21.48%      8.18%       N/A      11.40%
  Templeton Developing Markets Securities Fund                                3/4/96     -14.82%    -13.76%       N/A     -12.90%
  Templeton Global Asset Allocation Fund
    (formerly Templeton Asset Strategy Fund)                                 8/24/88     -16.55%      3.92%      8.22%      8.13%
GOLDMAN SACHS VARIABLE INSURANCE TRUST
  Goldman Sachs Capital Growth Fund                                          4/30/98     -20.75%       N/A        N/A       0.72%
  Goldman Sachs CORE(SM) Small Cap Equity Fund                               2/13/98      -3.12%       N/A        N/A       0.57%
  Goldman Sachs Mid Cap Value Fund                                            5/1/98       3.86%       N/A        N/A       3.63%
JANUS ASPEN SERIES
  Janus Aspen Aggressive Growth Portfolio (Service Shares)(6)                9/13/93     -44.06%      4.54%       N/A      10.51%
  Janus Aspen Balanced Portfolio (Service Shares)(6)                         9/13/93     -11.88%     11.63%       N/A      12.29%
  Janus Aspen Capital Appreciation Portfolio
    (Institutional Shares)                                                    5/1/97     -27.43%       N/A        N/A      15.46%
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
  PIMCO Foreign Bond Portfolio                                               2/16/99      -0.27%       N/A        N/A       2.04%
  PIMCO Low Duration Portfolio (formerly PIMCO
    Low Duration Bond Portfolio)                                             2/16/99      -0.25%       N/A        N/A       2.96%
SCUDDER VARIABLE SERIES I
  Scudder Bond Portfolio (Class A Shares)                                    7/16/85      -1.99%      3.88%     4.87%       6.14%
  Scudder Global Discovery Portfolio (Class A Shares)                         5/1/96     -30.15%      6.92%       N/A       7.03%
  Scudder Growth and Income Portfolio (Class A Shares)                        5/2/94     -17.80%      2.88%       N/A       8.96%
  Scudder International Portfolio (Class A Shares)                            5/1/87     -35.96%     -0.67%      4.60%      5.39%
  Scudder Money Market Portfolio(7)                                          7/16/85      -3.72%      2.87%      3.02%      3.91%
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
  Scudder Government Securities Portfolio                                     9/3/87      -0.37%      4.72%      4.88%      5.89%
  Scudder Kemper High Yield Portfolio                                         4/6/82      -4.88%     -0.61%      5.59%      8.79%
  Scudder Kemper Small Cap Growth Portfolio                                   5/2/94     -34.05%      4.07%       N/A      10.12%
  SVS Dreman High Return Equity Portfolio                                     5/4/98      -5.75%       N/A        N/A       2.63%
WM VARIABLE TRUST (CLASS 2 SHARES)(8)
  WM Equity Income Fund                                                      4/28/98      -0.06%       N/A        N/A       5.20%
  WM Mid Cap Stock Fund                                                       5/1/00       3.64%       N/A        N/A      12.72%
  WM Small Cap Stock Fund                                                    1/12/94     -19.28%      7.66%       N/A      10.00%




       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2001(1)
      WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT
                                 INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)




                                                                           Portfolio      1 Year    5 Year    10 Year    Life of
PORTFOLIO                                                                  Start Date       (%)       (%)        (%)   Portfolio (%)
                                                                           ----------     ------    ------    -------  -------------
CALVERT VARIABLE SERIES, INC
  Calvert Social Small Cap Growth Portfolio                                  3/15/95       2.50%      0.97%       N/A       6.47%

       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2001(1)
      WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT
                                 INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)




                                                                           Portfolio      1 Year    5 Year    10 Year    Life of
PORTFOLIO                                                                  Start Date       (%)       (%)        (%)   Portfolio (%)
                                                                           ----------     ------    ------    -------  -------------
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
  Quality Bond Portfolio                                                     8/31/90      -1.66%      3.71%      5.53%      6.05%
  Small Cap Portfolio                                                        8/31/90     -13.55%      5.28%     18.89%     26.64%
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC
(SERVICE CLASS SHARES)(3)                                                    10/7/93     -28.71%      5.46%       N/A      10.26%
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
(SERVICE CLASS SHARES)(4)
  Fidelity VIP Growth Portfolio                                              10/9/86     -23.98%      9.03%     11.28%     11.65%
  Fidelity VIP Index 500 Portfolio                                           8/27/92     -19.65%      7.52%       N/A      11.20%
  Fidelity VIP Mid Cap Portfolio                                             12/28/98    -10.67%        N/A       N/A      22.26%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)(5)
  Franklin Small Cap Fund                                                    11/1/95     -21.67%      7.90%       N/A      11.11%
  Templeton Developing Markets Securities Fund                                3/4/96     -15.03%    -13.98%       N/A     -13.12%
  Templeton Global Asset Allocation fund
    (formerly Templeton Asset Strategy Fund)                                 8/24/88     -16.76%      3.65%      7.95%      7.85%
GOLDMAN SACHS VARIABLE INSURANCE TRUST
  Goldman Sachs Capital Growth Fund                                          4/30/98     -20.94%        N/A       N/A       0.46%
  Goldman Sachs CORE(SM) Small Cap Equity Fund                               2/13/98      -3.36%        N/A       N/A       0.32%
  Goldman Sachs Mid Cap Value Fund                                            5/1/98       3.60%        N/A       N/A       3.36%
JANUS ASPEN SERIES
  Janus Aspen Aggressive Growth Portfolio (Service Shares)(6)                9/13/93     -44.20%      4.26%       N/A      10.23%
  Janus Aspen Balanced Portfolio (Service Shares)(6)                         9/13/93     -12.10%     11.34%       N/A      12.01%
  Janus Aspen Capital Appreciation Portfolio
    (Institutional Shares)                                                    5/1/97     -27.61%       N/A        N/A      15.17%
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
  PIMCO Foreign Bond  Portfolio                                              2/16/99      -0.52%       N/A        N/A       1.79%
  PIMCO Low Duration Portfolio (formerly PIMCO
    Low Duration Bond Portfolio)                                             2/16/99      -0.50%       N/A        N/A       2.69%
SCUDDER VARIABLE SERIES I
  Scudder Bond Portfolio (Class A Shares)                                    7/16/85      -2.23%      3.61%      4.61%      5.88%
  Scudder Global Discovery Portfolio (Class A Shares)                         5/1/96     -30.32%      6.64%       N/A       6.76%
  Scudder Growth and Income Portfolio (Class A Shares)                        5/2/94     -18.01%      2.61%       N/A       8.69%
  Scudder International Portfolio (Class A Shares)                            5/1/87     -36.11%     -0.92%      4.34%      5.13%
  Scudder Money Market Portfolio(7)                                          7/16/85      -3.95%      2.60%      2.76%      3.65%
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
  Scudder Government Securities Portfolio                                     9/3/87      -0.62%      4.45%      4.62%      5.63%
  Scudder High Yield Portfolio                                                4/6/82      -5.12%     -0.86%      5.33%      8.52%
  Scudder Small Cap Growth Portfolio                                          5/2/94     -34.22%      3.81%       N/A       9.85%
  SVS Dreman High Return Equity Portfolio                                     5/4/98      -5.98%       N/A        N/A       2.36%
WM VARIABLE TRUST (CLASS 2 SHARES)(8)
  WM Equity Income Fund                                                      4/28/98      -0.31%       N/A        N/A       4.92%
  WM Mid Cap Stock Fund                                                       5/1/00       3.38%       N/A        N/A      12.42%
  WM Small Cap Stock Fund                                                    1/12/94     -19.48%      7.39%       N/A       9.72%



(1) Total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, and (4) the applicable Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.13% of subaccount assets based on an assumed average investment of $23,000 in the Contract. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.

(2) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Otherwise, total returns would have been lower.


(3) The performance of the Dreyfus VIF portfolios and the Dreyfus Socially Responsible Growth Fund, Inc. reflects the performance of each portfolio's Service Class Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/00) until 12/31/01, and the performances of the Initial Class shares of each portfolio from their inception (8/31/90, 8/31/90, and 10/7/93, respectively) until 12/31/00, adjusted to deduct the 12b-1 fee of 0.25%.

(4) The performance of the Fidelity VIP portfolios reflects the performance of each portfolio's Service Class shares (12b-1 fee of 0.10% deducted) from their inception (11/3/97, 7/7/00, and 12/28/98, respectively) until 12/31/01, and the performance of the Initial Class of shares from their inception (10/9/86, 8/27/92, and 12/28/98, respectively) until the inception of the Service Class shares, adjusted to deduct the 12b-1 fee of 0.10%.

(5) The performance of the Franklin Templeton VIP Funds reflects the performance of each portfolio's Class 2 shares (12b-1 fee of 0.25% deducted) from their inception (11/6/99, 5/1/97, and 5/1/97, respectively) until 12/13/01, and the performance of Class 1 shares from their inception (11/1/95, 8/24/88, and 3/4/96, respectively) until the inception of Class 2 shares, adjusted to deduct the 12b-1 fee of 0.25%.

(6) The performance of the Janus Aggressive Growth Portfolio and the Janus Balanced Portfolio reflects the performance of each portfolio's Service Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/99) until 12/31/01, and the performance of the Institutional Shares of each portfolio from their inception (9/13/93) until 12/31/99, adjusted to deduct the 12b-1 fees of 0.25%


(7) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.


(8)The performance of the WM Variable Trust Funds reflect the performance of each Fund's Class 2 Shares (12b-1 fee of 0.25% deducted) from their inception (5/01/01) until 12/31/01, and the performance of Class 1 shares from their inception (4/28/98, 5/1/00 and 1/12/94, respectively) until 5/1/01, adjusted to deduct the 12b-1 fee of 0.25%.


                                     TABLE 2



       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2001(1)
                         SURRENDER CHARGES NOT DEDUCTED
               (ASSUMES CONTRACT IS NOT SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN(2)
                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)



                                                                           Portfolio      1 Year    5 Year    10 Year   Life of
PORTFOLIO                                                                  Start Date       (%)       (%)        (%)  Portfolio (%)
                                                                           ----------     ------    ------    ------- -------------
CALVERT VARIABLE SERIES, INC.
  Calvert Social Small Cap Growth Portfolio                                  3/15/95       9.46%      2.20%       N/A       7.21%
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
  Quality Bond Portfolio                                                     8/31/90       5.02%      4.90%      6.07%      6.59%
  Small Cap Portfolio                                                        8/31/90      -7.68%      6.44%     19.49%     27.29%
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS SHARES)(3)     10/7/93     -23.87%      6.62%       N/A      10.82%
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
  (SERVICE CLASS SHARES)(4)
  Fidelity VIP Growth Portfolio                                              10/9/86     -18.82%     10.13%     11.85%     12.21%
  Fidelity VIP Index 500 Portfolio                                           8/27/92     -14.19%      8.64%       N/A      11.76%
  Fidelity VIP Mid Cap Portfolio                                             12/28/98     -4.60%       N/A        N/A      23.93%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)(5)
  Franklin Small Cap Fund                                                    11/1/95     -16.35%      9.01%       N/A      11.86%
  Templeton Developing Markets Securities Fund                                3/4/96      -9.27%    -12.94%       N/A     -12.29%
  Templeton Global Asset Allocation Fund
    (formerly Templeton Asset Strategy Fund)                                 8/24/88     -11.11%      4.84%      8.50%      8.40%
GOLDMAN SACHS VARIABLE INSURANCE TRUST
  Goldman Sachs Capital Growth Fund                                          4/30/98     -15.58%       N/A        N/A       2.18%
  Goldman Sachs CORE(SM) Small Cap Equity Fund                               2/13/98       3.20%       N/A        N/A       1.97%
  Goldman Sachs Mid Cap Value Fund                                            5/1/98      10.63%       N/A        N/A       5.05%
JANUS ASPEN SERIES
  Janus Aspen Aggressive Growth Portfolio (Service Shares)(6)                9/13/93     -40.42%      5.44%       N/A      10.79%
  Janus Aspen Balanced Portfolio (Service Shares)(6)                         9/13/93      -6.13%     12.40%       N/A      12.57%
  Janus Aspen Capital Appreciation Portfolio
    (Institutional Shares)                                                     /1/97     -22.70%       N/A        N/A      16.23%
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
  PIMCO Foreign Bond Portfolio                                               2/16/99       6.23%       N/A        N/A       3.87%
  PIMCO Low Duration Portfolio (formerly PIMCO
    Low Duration Bond Portfolio)                                             2/16/99       6.25%       N/A        N/A       4.76%
SCUDDER VARIABLE SERIES I
  Scudder Bond Portfolio (Class A Shares)                                    7/16/85       4.41%      4.79%      5.13%      6.40%
  Scudder Global Discovery Portfolio (Class A Shares)                         5/1/96     -25.59%      7.78%       N/A       7.68%
  Scudder Growth and Income Portfolio (Class A Shares)                        5/2/94     -12.44%      3.81%       N/A       9.23%
  Scudder International Portfolio (Class A Shares)                            5/1/87     -31.78%      0.28%      4.86%      5.65%
  Scudder Money Market Portfolio(7)                                          7/16/85       2.56%      3.80%      3.27%      4.16%
SCUDDER VARIABLE SERIES II (CLASS A SHARE)
  Scudder Government Securities Portfolio                                     9/3/87       6.12%      5.61%      5.14%      6.15%

                                     TABLE 2


      ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2001 (1)
                         SURRENDER CHARGES NOT DEDUCTED
              (ASSUMES CONTRACT IS NOT SURRENDERED OR ANNUITIZED)


                        AVERAGE ANNUAL TOTAL RETURN (2)
                          WITH STANDARD DEATH BENEFIT
                (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)



                                                                           Portfolio      1 Year    5 Year    10 Year   Life of
PORTFOLIO                                                                  Start Date       (%)       (%)        (%)  Portfolio (%)
                                                                           ----------     ------    ------    ------- --------------
  Scudder High Yield Portfolio                                               4/6/82       1.32%      0.34%      5.85%      9.06%
  Scudder Small Cap Growth Portfolio                                         5/2/94     -29.75%      4.98%       N/A      10.39%
  SVS Dreman High Return Equity Portfolio                                    5/4/98       0.40%       N/A        N/A       4.08%
WM VARIABLE TRUST (CLASS 2 SHARES) (8)
  WM Equity Income Fund                                                     4/28/98       6.46%       N/A        N/A       6.58%
  WM Mid Cap Stock Fund                                                      5/1/00      10.40%       N/A        N/A      16.11%
  WM Small Cap Stock Fund                                                   1/12/94     -14.01%      8.51%       N/A      10.28%




      ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2001 (1) WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT
                                 INCOME BENEFIT
                (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)




                                                                           Portfolio      1 Year    5 Year    10 Year   Life of
PORTFOLIO                                                                  Start Date       (%)       (%)        (%)  Portfolio (%)
                                                                           ----------     ------    ------    ------- --------------
CALVERT VARIABLE SERIES, INC.
  Calvert Social Small Cap Growth Portfolio                                  3/15/95       9.18%      1.94%       N/A       6.94%
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES) (3)
  Quality Bond Portfolio                                                     8/31/90       4.76%      4.63%      5.80%      6.32%
  Small Cap Portfolio                                                        8/31/90      -7.91%      6.17%     19.19%     26.96%
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS SHARES) (3)    10/7/93     -24.06%      6.35%       N/A      10.54%
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
  (SERVICE CLASS SHARES) (4)
  Fidelity VIP Growth Portfolio                                              10/9/86     -19.02%      9.85%     11.56%     11.93%
  Fidelity VIP Index 500 Portfolio                                           8/27/92     -14.41%      8.36%       N/A      11.48%
  Fidelity VIP Mid Cap Portfolio                                             12/28/98     -4.84%       N/A        N/A      23.61%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  (CLASS 2 SHARES) (5)
  Franklin Small Cap Fund                                                    11/1/95     -16.56%      8.73%       N/A      11.58%
  Templeton Developing Markets Securities Fund                                3/4/96      -9.49%     13.15%       N/A     -12.50%
  Templeton Global Asset Allocation Fund
    (formerly Templeton Asset Strategy Fund)                                 8/24/88     -11.33%      4.57%      8.22%      8.13%
GOLDMAN SACHS VARIABLE INSURANCE TRUST
  Goldman Sachs Capital Growth Fund                                          4/30/98     -15.79%       N/A        N/A       1.92%
  Goldman Sachs CORE(SM) Small Cap Equity Fund                               2/13/98       2.94%       N/A        N/A       1.71%
  Goldman Sachs Mid Cap Value Fund                                            5/1/98      10.36%       N/A        N/A       4.79%
JANUS ASPEN SERIES
  Janus Aspen Aggressive Growth Portfolio (Service Shares) (6)               9/13/93     -40.56%      5.17%       N/A      10.51%
  Janus Aspen Balanced Portfolio (Service Shares) (6)                        9/13/93      -6.36%     12.12%       N/A      12.29%
  Janus Aspen Capital Appreciation Portfolio
    (Institutional Shares)                                                    5/1/97     -22.89%       N/A        N/A      15.94%
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
  PIMCO Foreign Bond Portfolio                                               2/16/99       5.97%       N/A        N/A       3.61%
  PIMCO Low Duration Portfolio (formerly PIMCO Low
    Duration Bond Portfolio)                                                 2/16/99       5.99%       N/A        N/A       4.50%
SCUDDER VARIABLE SERIES I
  Scudder Bond Portfolio (Class A Shares)                                    7/16/85       4.15%      4.53%      4.87%      6.14%
  Scudder Global Discovery Portfolio (Class A Shares)                         5/1/96     -25.78%      7.50%       N/A       7.40%
  Scudder Growth and Income Portfolio (Class A Shares)                        5/2/94     -12.66%      3.55%       N/A       8.96%
  Scudder International Portfolio (Class A Shares)                            5/1/87     -31.95%      0.03%      4.60%      5.39%
  Scudder Money Market Portfolio (7)                                         7/16/85       2.31%      3.54%      3.02%      3.91%
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
  Scudder Government Securities Portfolio                                     9/3/87       5.86%      5.35%      4.88%      5.89%
  Scudder High Yield Portfolio                                                4/6/82       1.07%      0.09%      5.59%      8.79%
  Scudder Small Cap Growth Portfolio                                          5/2/94     -29.93%      4.72%       N/A      10.12%

      ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2001 (1) WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT
                                 INCOME BENEFIT
                (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)




                                                                           Portfolio      1 Year    5 Year    10 Year   Life of
PORTFOLIO                                                                  Start Date       (%)       (%)        (%)  Portfolio (%)
                                                                           ----------     ------    ------    ------- --------------
  SVS Dreman High Return Equity Portfolio                                     5/4/98       0.15%       N/A      N/A         3.82%
WM VARIABLE TRUST (CLASS 2 SHARES) (8)
  WM Equity Income Fund                                                      4/28/98       6.19%       N/A      N/A         6.31%
  WM Mid Cap Stock Fund                                                       5/1/00      10.12%       N/A      N/A        15.82%
  WM Small Cap Stock Fund                                                    1/12/94     -14.22%      8.23%     N/A        10.00%




       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2001 1
      WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT
                                 INCOME BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)




                                                                           Portfolio      1 Year    5 Year    10 Year   Life of
PORTFOLIO                                                                  Start Date       (%)       (%)        (%)  Portfolio (%)
                                                                           ----------     ------    ------    ------- --------------
CALVERT VARIABLE SERIES, INC.
  Calvert Social Small Cap Growth Portfolio                                   3/15/95       8.91%      1.69%      N/A       6.66%
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES) (3)
  Quality Bond Portfolio                                                      8/31/90       4.50%      4.37%     5.53%      6.05%
  Small Cap Portfolio                                                         8/31/90      -8.14%      5.90%    18.89%     26.64%
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS SHARES) (3)     10/7/93     -24.25%      6.08%      N/A      10.26%

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
  (SERVICE CLASS SHARES) (4)
  Fidelity VIP Growth Portfolio                                               10/9/86     -19.23%      9.57%    11.28%     11.65%
  Fidelity VIP Index 500 Portfolio                                            8/27/92     -14.62%      8.09%      N/A      11.20%
  Fidelity VIP Mid Cap Portfolio                                              12/28/98     -5.08        N/A       N/A      23.30%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES) (5)
  Franklin Small Cap Fund                                                     11/1/95     -16.77%      8.46%      N/A      11.30%
  Templeton Developing Markets Securities Fund                                 3/4/96      -9.72%    -13.37%      N/A     -12.72%
  Templeton Global Asset Allocation Fund
    (formerly Templeton Asset Strategy Fund)                                  8/24/88     -11.56%      4.31%     7.95%      7.85%

GOLDMAN SACHS VARIABLE INSURANCE TRUST
  Goldman Sachs Capital Growth Fund                                           4/30/98     -16.00%       N/A       N/A       1.67%
  Goldman Sachs CORE(SM) Small Cap Equity Fund                                2/13/98       2.68%       N/A       N/A       1.46%
  Goldman Sachs Mid Cap Value Fund                                             5/1/98      10.08%       N/A       N/A       4.52%
JANUS ASPEN SERIES
  Janus Aspen Aggressive Growth Portfolio (Service Shares) (6)                9/13/93     -40.71%      4.91%      N/A      10.23%
  Janus Aspen Balanced Portfolio (Service Shares) (6)                         9/13/93      -6.60%     11.83%      N/A      12.01%
  Janus Aspen Capital Appreciation Portfolio
    (Institutional Shares)                                                     5/1/97     -23.09%       N/A       N/A      15.66%

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
  PIMCO Foreign Bond Portfolio                                                2/16/99       5.71%       N/A       N/A       3.35%
  PIMCO Low Duration Portfolio (formerly PIMCO Low
    Duration Bond Portfolio)                                                  2/16/99       5.72%       N/A       N/A       4.25%
SCUDDER VARIABLE SERIES I
  Scudder Bond Portfolio (Class A Shares)                                     7/16/85       3.89%      4.27%     4.61%      5.88%
  Scudder Global Discovery Portfolio (Class A Shares)                          5/1/96     -25.96%      7.23%      N/A       7.13%
  Scudder Growth and Income Portfolio (Class A Shares)                         5/2/94     -12.88%      3.30%      N/A       8.69%
  Scudder International Portfolio (Class A Shares)                             5/1/87     -32.12%     -0.22%     4.34%      5.13%
  Scudder Money Market Portfolio (7)                                          7/16/85       2.05%      3.29%     2.76%      3.65%
SCUDDER VARIABLE SERIES II (CLASS A SHARES)
  Scudder Government Securities Portfolio                                      9/3/87       5.60%      5.09%     4.62%      5.63%
  Scudder High Yield Portfolio                                                 4/6/82       0.82%     -0.16%     5.33%      8.52%
  Scudder Small Cap Growth Portfolio                                           5/2/94     -30.10%      4.46%      N/A       9.85%
  SVS Dreman High Return Equity Portfolio                                      5/4/98      -0.10%       N/A       N/A       3.56%
WM VARIABLE TRUST (CLASS 2 SHARES) (8)
  WM Equity Income Fund                                                       4/28/98       5.93%       N/A       N/A       6.05%
  WM Mid Cap Stock Fund                                                        5/1/00       9.85%       N/A       N/A      15.53%
  WM Small Cap Stock Fund                                                     1/12/94     -14.44%      7.96%      N/A       9.72%

(1) Total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, and (4) the applicable Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.13% of subaccount assets based on an assumed average investment of $23,000 in the Contract. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.

(2) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Otherwise, total returns would have been lower.


(3) The performance of the Dreyfus VIF portfolios and the Dreyfus Socially Responsible Growth Fund, Inc. reflects the performance of each portfolio's Service Class Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/00) until 12/31/01, and the performances of the Initial Class shares of each portfolio from their inception (8/31/90, 8/31/90, and 10/7/93, respectively) until 12/31/00, adjusted to deduct the 12b-1 fee of 0.25%.

(4) The performance of the Fidelity VIP portfolios reflects the performance of each portfolio's Service Class shares (12b-1 fee of 0.10% deducted) from their inception (11/3/97, 7/7/00, and 12/28/98, respectively) until 12/31/01, and the performance of the Initial Class of shares from their inception (10/9/86, 8/27/92, and 12/28/98, respectively) until the inception of the Service Class shares, adjusted to deduct the 12b-1 fee of 0.10%.

(5) The performance of the Franklin Templeton VIP Funds reflects the performance of each portfolio's Class 2 shares (12b-1 fee of 0.25% deducted) from their inception (11/6/99, 5/1/97, and 5/1/97, respectively) until 12/31/01, and the performance of Class 1 shares from their inception (11/1/95, 8/24/88, and 3/4/96, respectively) until the inception of Class 2 shares, adjusted to deduct the 12b-1 fee of 0.25%.

(6) The performance of the Janus Aggressive Growth Portfolio and the Janus Balanced Portfolio reflects the performance of each portfolio's Service Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/99) until 12/31/01, and the performance of the Institutional Shares of each portfolio from their inception (9/13/93) until 12/31/99, adjusted to deduct the 12b-1 fees of 0.25%


(7) An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Portfolio than its total return.


(8) The performance of the WM Variable Trust Funds reflects the performance of each Fund's Class 2 Shares (12b-1 fee of 0.25% deducted) from their inception (5/01/01) until 12/31/01, and the performance of Class 1 shares from their inception (4/28/98, 5/1/00 and 1/12/94, respectively) until 5/1/01, adjusted to deduct the 12b-1 fee of 0.25%.


                              NET INVESTMENT FACTOR

        The net investment factor is an index that measures the investment performance of a subaccount from one valuation day to the next. Each subaccount has its own net investment factor, which may be greater or less than one. The net investment factor for each subaccount equals the fraction obtained by dividing (X) by (Y) minus (Z) where:

        (X)     is the net result of:

                1. the net asset value per portfolio share held in the subaccount at the end of the current valuation day; plus

                2. the per share amount of any dividend or capital gain distribution on portfolio shares held in the subaccount during the current valuation day; less

                3. the per share amount of any capital loss, realized or unrealized, on portfolio shares held in the subaccount during the current valuation day.


        (Y) equals the net asset value per portfolio share held in the subaccount as of the end of the immediately preceding valuation day.

        (Z) equals charges and fees deducted from the subaccount. These consist of:

                1. the percentage charge for mortality and expense risk on that valuation day;

                2. the percentage charge for administrative costs on that valuation day; and

                3. the percentage charge for any other charges, fees and expenses for riders, endorsements, or supplemental benefits attached to your Contract, including the Guaranteed Minimum Death Benefit Rider and the Guaranteed Retirement Income Benefit Rider.

                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

        In the event of any substitution or change of the underlying portfolios, we may (by appropriate endorsement, if necessary) change the Contract to reflect the substitution or change. If we consider it to be in the best interest of Owners and Annuitants, and subject to any approvals that may be required under applicable law, the variable account may be operated as a management investment company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, it may be combined with other of our variable accounts, or the assets may be transferred to another variable account. In addition, we may, when permitted by law, restrict or eliminate any voting rights you have under the Contracts.

                          RESOLVING MATERIAL CONFLICTS

        The funds currently sell shares to registered separate accounts of insurance companies other than us to support other variable annuity contracts and variable life insurance contracts. In addition, our other separate accounts and separate accounts of other affiliated life insurance companies may purchase some of the funds to support other variable annuity or variable life insurance contracts. Moreover, qualified retirement plans may purchase shares of some of the funds. As a result, there is a possibility that an irreconcilable material conflict may arise between your interests as a Contract owner and the interests of persons owning other contracts investing in the same funds. There is also the possibility that a material conflict may arise between the interests of owners generally, or certain classes of owners, and participating qualified retirement plans or participants in such retirement plans.

        We currently do not foresee any disadvantages to you that would arise from the sale of fund shares to support variable life insurance contracts or variable annuity contracts of other companies or to qualified retirement plans. However, the management of each fund will monitor events related to its fund in order to identify any material irreconcilable conflicts that might possibly arise as a result of such fund offering its shares to support both variable life insurance contracts and variable annuity contracts, or support the variable life insurance contracts and/or variable annuity contracts issued by various affiliated and unaffiliated insurance companies. In addition, the management of the funds will monitor the funds in order to identify any material irreconcilable conflicts that might possibly arise as a result of the sale of its shares to qualified retirement plans, if applicable.

        In the event of such a conflict, the management of the appropriate fund would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that the response of the funds to any such conflict does not sufficiently protect you, then we will take our own appropriate action, including withdrawing the variable account's investment in such funds, as appropriate.

                                  VOTING RIGHTS

        We determine the number of votes you may cast by dividing your Contract Value in a subaccount by the net asset value per share of the portfolio in which that subaccount invests. We determine the number of votes available to you as of the same date that the fund establishes for determining shareholders eligible to vote at the relevant meeting of the portfolio's shareholders. We will solicit voting instructions by sending you written materials before the fund's meeting in accordance with the fund's procedures.

                     SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

        We hold the title to the assets of the variable account. The assets are kept physically segregated and held separate and apart from our general account assets and from the assets in any other separate account. We maintain records of all purchases and redemptions of portfolio shares held by each of the subaccounts. Additional protection for the assets of the variable account is provided by a blanket fidelity bond issued by Federal Insurance Company to Farmers Group, Inc., providing aggregate coverage of $30,000,000 (subject to a $500,000 deductible) for all officers and employees of Farmers Group, Inc.

                          DISTRIBUTION OF THE CONTRACTS

        We have entered into a distribution agreement with Farmers Financial Solutions, LLC ("FFS") for the distribution and sale of the Contracts. Pursuant to this agreement, FFS serves as principal underwriter for the Contracts. FFS, a Nevada limited liability company organized in 2000, is affiliated with Farmers through Farmers' parent which provides management-related services to the parent companies of FFS. FFS is located at 2423 Galena Avenue, Simi Valley, California 93065. FFS is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

        FFS offers the Contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about FFS and its registered persons is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with FFS are also licensed as insurance agents in the states in which they do business and are appointed with Farmers.

        We pay sales commissions to FFS for the sale of the Contracts by its registered persons. Sales commissions may vary, but are expected not to exceed 7.0% of premium payments. We pay compensation either as a percentage of premium payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some cases, a combination of both. We may pay lower compensation on sales to owners at older ages.

        FFS may enter into selling agreements with other broker-dealers registered under the 1934 Act to sell the Contracts. Under these agreements, the commissions paid to broker-dealers will not exceed those described above.

        Because registered persons of FFS who sell the Contracts are also agents of Farmers, they are eligible for various cash benefits, such as production incentive bonuses, insurance benefits, and expense allowances, and non-cash compensation programs that Farmers offers to its agents, such as conferences, trips, prizes, and awards. FFS and its managers may also sponsor incentive programs for registered persons. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.


        We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract owners or the Variable Account. We paid FFS $2,417,908.35 in 2001 and $383,021.91 in 2000 in underwriting commissions. We paid Investment Brokerage Services, Inc. ("IBS"), the principal underwriter for the Contracts from inception of the Variable Account through September 11, 2000, $75,669.22, in underwriting commissions during that period.

        We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering at any time.

                                  LEGAL MATTERS

        M. Douglas Close, Vice President and General Counsel, Farmers New World Life Insurance Company, has passed upon all matters relating to Washington law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue the Contracts. Sutherland Asbill & Brennan LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws.

                                     EXPERTS


        The financial statements included in the Statement of Additional Information as of December 31, 2001 and for the periods then ended, have been audited by PricewaterhouseCoopers LLP, independent accountants, 999 Third Avenue, Suite 1800, Seattle, Washington 98104, as stated in their reports appearing in the Statement of Additional Information in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.



     The financial statements for the year ended December 31, 2000 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, 700 Fifth Avenue, Suite 4300, Seattle, Washington, 98104-5044 as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


                                OTHER INFORMATION

        We have filed a registration statement with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. The Statement of Additional Information does not include all of the information set forth in the registration statement, amendments and exhibits. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the SEC.


                              FINANCIAL STATEMENTS

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
REPORT ON AUDITS OF FINANCIAL STATEMENTS
FOR THE PERIODS ENDED DECEMBER 31, 2001 AND 2000

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Farmers New World Life Insurance Company and the Contractholders of Farmers Annuity Separate Account A

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the portfolios constituting the Farmers Annuity Separate Account A of Farmers New World Life Insurance Company (the Separate Account) (comprised of the Social Small Cap Growth Portfolio of the Calvert Variable Series, Inc, the Quality Bond and Small Cap Portfolios of the Dreyfus Variable Investment Fund - Service Class Shares, the Dreyfus Socially Responsible Growth Fund, Inc. Service Class Shares, the Growth, Index 500, and the Mid Cap Portfolios of the Fidelity Variable Insurance Products Funds VIP Service Class Shares, the Small Cap, Global Asset Allocation, and the Developing Markets Securities Funds of the Franklin Templeton Variable Insurance Products Trust Class 2 Shares, the Capital Growth, CORE Small Cap Equity, and the Mid Cap Value Funds of the Goldman Sachs Variable Insurance Trust, the Aggressive Growth Portfolio - Service Shares, the Balanced Portfolio
- Service Shares, the Capital Appreciation Portfolio - Institutional Shares of the Janus Aspen Series, the Foreign Bond, and the Low Duration Portfolios of the PIMCO Variable Insurance Trust - Administrative Class Shares, the Bond Portfolio
- Class A Shares, the Global Discovery Portfolio - Class A Shares, the Growth and Income Portfolio - Class A Shares, the International Portfolio - Class A Shares, and the Money Market Portfolio of the Scudder Variable Series I, the Government Securities, the High Yield, the Small Cap Growth, the Dreman High Return Equity Portfolios of the Scudder Variable Series II, and the Equity Income, the Mid Cap Stock, and the Small Cap Stock Funds of the WM Variable Trust - Class 2 Shares) at December 31, 2001, the results of each of their operations for the periods then ended, and the changes in each of their net assets for the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provides a reasonable basis for our opinion. The financial statements of the Separate Account as of December 31, 2000 and for the periods then ended, were audited by other independent accountants whose report dated April 23, 2001, expressed an unqualified opinion on those statements.

March 15, 2002

INDEPENDENT AUDITORS' REPORT


Board of Directors
Farmers New World Life Insurance Company
Mercer Island, Washington

We have audited the accompanying statement of assets and liabilities of the Capital Appreciation Portfolio of the Janus Aspen Series; the Bond, Growth and Income, International, and Money Market portfolios of the Scudder Variable Life Investment Fund; the Small Cap Growth, Kemper-Dreman High Return Equity, Government Securities, and High Yield portfolios of the Kemper Variable Series; the Foreign Bond and Low Duration Bond portfolios of the PIMCO Variable Insurance Trust; and the Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust of Farmers New World Life Insurance Company's Farmers Annuity Separate Account A as of December 31, 2000, and the related statements of operations and changes in net assets for the periods then ended of the Capital Appreciation Portfolio of the Janus Aspen Series; the Bond, Growth and Income, International, and Money Market portfolios of the Scudder Variable Life Investment Fund; the Small Cap Growth, Kemper-Dreman High Return Equity, Government Securities, and High Yield portfolios of the Kemper Variable Series; the Foreign Bond and Low Duration Bond of the PIMCO Variable Insurance Trust; and the Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust of Farmers New World Life Insurance Company's Farmers Annuity Separate Account A. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our audit procedures included confirmations of securities owned as of December 31, 2000, by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Capital Appreciation Portfolio of the Janus Aspen Series; the Bond, Growth and Income, International, and Money Market portfolios of the Scudder Variable Life Investment Fund; the Small Cap Growth, Kemper-Dreman High Return Equity, Government Securities, and High Yield portfolios of the Kemper Variable Series; the Foreign Bond and Low Duration Bond portfolios of the PIMCO Variable Insurance Trust; and the Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust of Farmers New World Life Insurance Company's Farmers Annuity Separate Account A as of December 31, 2000, and the results of their operations and changes in their net assets for the periods then ended in conformity with accounting principles generally accepted in the United States of America.

 Deloitte & Touche LLP

 April 23, 2001
 Seattle, Washington

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001


                                              SOCIAL                                 SOCIALLY
                                             SMALL CAP     QUALITY                 RESPONSIBLE
                                              GROWTH        BOND       SMALL CAP      GROWTH       GROWTH      INDEX 500    MID CAP
                                             PORTFOLIO    PORTFOLIO    PORTFOLIO       FUND       PORTFOLIO    PORTFOLIO   PORTFOLIO
                                            -----------  -----------  -----------  ------------  -----------  -----------  ---------
ASSETS

Investments, at fair value:
  Calvert Variable Series, Inc.             $    12,825
  Dreyfus Variable Investment
    Fund-Service Class Shares                            $   967,361  $   608,832
  Dreyfus Socially Responsible
    Growth Fund, Inc.-Service Class
    Shares                                                                         $     29,701
  Fidelity Variable Insurance
    Products Funds VIP-Service Class Shares                                                      $ 1,540,686  $ 1,460,760  $433,775
  Franklin Templeton Variable
    Insurance Products Trust-Class 2 Shares
  Goldman Sachs Variable Insurance Trust
  Janus Aspen Series
  PIMCO Variable Insurance Trust-
    Administrative Class Shares
  Scudder Variable Series I (1)
  Scudder Variable Series II (2)
  WM Variable Trust-Class 2 Shares
                                            -----------  -----------  -----------  ------------  -----------  -----------  --------
    Total assets                                 12,825      967,361      608,832        29,701    1,540,686    1,460,760   433,775

LIABILITIES

  Payable to Farmers New World Life
    Insurance Company                                --           --           --            --           --           --        --
                                            -----------  -----------  -----------  ------------  -----------  -----------  --------

    Net assets                              $    12,825  $   967,361  $   608,832  $     29,701  $ 1,540,686  $ 1,460,760  $433,775
                                            ===========  ===========  ===========  ============  ===========  ===========  ========

Accumulation units outstanding                    1,192       94,796       62,921         3,517      174,575      159,212    41,977
                                            ===========  ===========  ===========  ============  ===========  ===========  ========

Unit value of accumulation units            $     10.76  $     10.20  $      9.67  $       8.43  $      8.82  $      9.17  $  10.33
                                            ===========  ===========  ===========  ============  ===========  ===========  ========

Shares owned in each portfolio                      867       85,230       17,380         1,117       46,018       11,242    22,199
                                            ===========  ===========  ===========  ============  ===========  ===========  ========

Market value per share                      $     14.80  $     11.35  $     35.03  $      26.59  $     33.48  $    129.94  $  19.54
                                            ===========  ===========  ===========  ============  ===========  ===========  ========

Cost of investments                         $    12,475  $   988,244  $   617,197  $     30,998  $ 1,531,131  $ 1,454,083  $414,616
                                            ===========  ===========  ===========  ============  ===========  ===========  ========


(1)   Formerly named Scudder Variable Life Investment Fund

(2)   Formerly named Kemper Variable Series

(3)   Formerly named PIMCO Low Duration Bond Portfolio

    The accompanying notes are an integral part of the financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
DECEMBER 31, 2001


                                                                                                                          AGGRESSIVE
                                                       GLOBAL     DEVELOPING                    CORE                       GROWTH
                                                        ASSET      MARKETS       CAPITAL      SMALL CAP      MID CAP      PORTFOLIO
                                        SMALL CAP    ALLOCATION   SECURITIES     GROWTH        EQUITY         VALUE       (SERVICE
                                          FUND          FUND         FUND         FUND          FUND          FUND         SHARES)
                                        ---------    ----------   ----------   -----------    ---------    -----------    --------
ASSETS
Investments, at fair value:
    Calvert Variable Series, Inc.
    Dreyfus Variable Investment
      Fund-Service Class Shares
    Dreyfus Socially Responsible
      Growth Fund, Inc.-Service
      Class Shares
    Fidelity Variable Insurance
      Products Funds VIP-Service
      Class Shares
    Franklin Templeton Variable
      Insurance Products
      Trust-Class 2 Shares              $ 313,537    $  90,828    $  82,948
    Goldman Sachs Variable
      Insurance Trust                                                          $ 1,286,804    $   1,823    $ 1,237,971
    Janus Aspen Series                                                                                                    $578,445
    PIMCO Variable Insurance
      Trust-Administrative Class
      Shares
    Scudder Variable Series I (1)
    Scudder Variable Series II (2)
    WM Variable Trust-Class 2 Shares
                                        ---------    ---------    ---------    -----------    ---------    -----------    --------
       Total assets                       313,537       90,828       82,948      1,286,804        1,823      1,237,971     578,445

LIABILITIES
   Payable to Farmers New World
    Life Insurance Company                     --           --           --             --           --             --          --
                                        ---------    ---------    ---------    -----------    ---------    -----------    --------

       Net assets                       $ 313,537    $  90,828    $  82,948    $ 1,286,804    $   1,823    $ 1,237,971    $578,445
                                        =========    =========    =========    ===========    =========    ===========    ========
Accumulation units outstanding             33,386        9,886       13,183        143,747          178        116,272      75,042
                                        =========    =========    =========    ===========    =========    ===========    ========
Unit value of accumulation units        $    9.39    $    9.19    $    6.28    $      8.95    $   10.24    $     10.64    $   7.70
                                        =========    =========    =========    ===========    =========    ===========    ========
Shares owned in each portfolio             17,565        5,894       17,426        125,054          168        109,652      26,620
                                        =========    =========    =========    ===========    =========    ===========    ========
Market value per share                  $   17.85    $   15.41    $    4.76    $     10.29    $   10.84    $     11.29    $  21.73
                                        =========    =========    =========    ===========    =========    ===========    ========
Cost of investments                     $ 294,742    $  88,946    $  84,323    $ 1,297,452    $   1,646    $ 1,225,955    $597,406
                                        =========    =========    =========    ===========    =========    ===========    ========


(1)   Formerly named Scudder Variable Life Investment Fund

(2)   Formerly named Kemper Variable Series

(3)   Formerly named PIMCO Low Duration Bond Portfolio

    The accompanying notes are an integral part of the financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
DECEMBER 31, 2001


                                                          CAPITAL                                              GLOBAL
                                            BALANCED    APPRECIATION                                BOND      DISCOVERY    GROWTH
                                            PORTFOLIO    PORTFOLIO      FOREIGN       LOW         PORTFOLIO   PORTFOLIO      AND
                                            (SERVICE   (INSTITUTIONAL     BOND      DURATION       (CLASS A   (CLASS A     INCOME
                                             SHARES)      SHARES)      PORTFOLIO   PORTFOLIO (3)   SHARES)     SHARES)    PORTFOLIO
                                            ---------  --------------  ----------  -------------  ----------  ---------   ----------
ASSETS

Investments, at fair value:
  Calvert Variable Series, Inc.
  Dreyfus Variable Investment
   Fund-Service Class Shares
  Dreyfus Socially Responsible Growth
   Fund, Inc.-Service Class Shares
  Fidelity Variable Insurance Products
   Funds VIP-Service Class Shares
  Franklin Templeton Variable Insurance
   Products Trust-Class 2 Shares
  Goldman Sachs Variable Insurance Trust
  Janus Aspen Series                        $232,392    $ 8,989,902
  PIMCO Variable Insurance
  Trust-Administrative Class Shares                                    $1,031,305   $2,940,203
  Scudder Variable Series I (1)                                                                   $2,726,895   $541,811   $5,411,655
  Scudder Variable Series II (2)
  WM Variable Trust-Class 2 Shares
                                            --------    -----------    ----------   ----------    ----------   --------   ----------
     Total assets                            232,392      8,989,902     1,031,305    2,940,203     2,726,895    541,811    5,411,655

LIABILITIES

  Payable to Farmers New World Life
    Insurance Company                             --             --            --           --            --         --           --
                                            --------    -----------    ----------   ----------    ----------   --------   ----------

     Net assets                             $232,392    $ 8,989,902    $1,031,305   $2,940,203    $2,726,895   $541,811   $5,411,655
                                            ========    ===========    ==========   ==========    ==========   ========   ==========
Accumulation units outstanding                24,045      1,699,767        92,153      262,740       242,471     64,215      657,768
                                            ========    ===========    ==========   ==========    ==========   ========   ==========
Unit value of accumulation units            $   9.66    $      5.28    $    11.18   $    11.18    $    11.23   $   8.43   $     8.22
                                            ========    ===========    ==========   ==========    ==========   ========   ==========
Shares owned in each portfolio                 9,970        433,876       106,430      295,498       395,202     62,277      608,051
                                            ========    ===========    ==========   ==========    ==========   ========   ==========
Market value per share                      $  23.31    $     20.72    $     9.69   $     9.95    $     6.90   $   8.70   $     8.90
                                            ========    ===========    ==========   ==========    ==========   ========   ==========
Cost of investments                         $230,016    $10,593,483    $1,023,946   $2,932,395    $2,696,901   $537,926   $5,929,585
                                            ========    ===========    ==========   ==========    ==========   ========   ==========


(1)   Formerly named Scudder Variable Life Investment Fund

(2)   Formerly named Kemper Variable Series

(3)   Formerly named PIMCO Low Duration Bond Portfolio


    The accompanying notes are an integral part of the financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
DECEMBER 31, 2001


                                                                                                              DREMAN
                                            INTERNATIONAL                                                      HIGH
                                              PORTFOLIO       MONEY      GOVERNMENT     HIGH     SMALL CAP    RETURN      EQUITY
                                              (CLASS A        MARKET     SECURITIES     YIELD     GROWTH      EQUITY      INCOME
                                               SHARES)       PORTFOLIO    PORTFOLIO   PORTFOLIO  PORTFOLIO   PORTFOLIO     FUND
                                            -------------   -----------  -----------  ---------  ---------  -----------  --------
ASSETS

Investments, at fair value:
  Calvert Variable Series, Inc.
  Dreyfus Variable Investment
    Fund-Service Class Shares
  Dreyfus Socially Responsible Growth
    Fund, Inc.-Service Class Shares
  Fidelity Variable Insurance Products
    Funds VIP-Service Class Shares
  Franklin Templeton Variable
    Insurance Products Trust-Class 2 Shares
  Goldman Sachs Variable Insurance Trust
  Janus Aspen Series
  PIMCO Variable Insurance
    Trust-Administrative Class Shares
  Scudder Variable Series I (1)              $ 2,186,508    $ 1,019,555
  Scudder Variable Series II (2)                                         $ 3,985,508  $ 766,622  $ 521,450  $ 7,031,580
  WM Variable Trust-Class 2 Shares                                                                                       $284,573
                                             -----------    -----------  -----------  ---------  ---------  -----------  --------
     Total assets                              2,186,508      1,019,555    3,985,508    766,622    521,450    7,031,580   284,573

LIABILITIES
  Payable to Farmers New World
   Life Insurance Company                             --             --           --         --         --           --        --
                                             -----------    -----------  -----------  ---------  ---------  -----------  --------
     Net assets                              $ 2,186,508    $ 1,019,555  $ 3,985,508  $ 766,622  $ 521,450  $ 7,031,580  $284,573
                                             ===========    ===========  ===========  =========  =========  ===========  ========
Accumulation units outstanding                   406,986         95,622      347,084     83,213    114,717      519,114    27,784
                                             ===========    ===========  ===========  =========  =========  ===========  ========
Unit value of accumulation units             $      5.37    $     10.63  $     11.47  $    9.20  $    4.54  $     13.53  $  10.24
                                             ===========    ===========  ===========  =========  =========  ===========  ========
Shares owned in each portfolio                   271,616      1,019,555      323,237     94,064     40,675      650,470    22,111
                                             ===========    ===========  ===========  =========  =========  ===========  ========
Market value per share                       $      8.05    $      1.00  $     12.33  $    8.15  $   12.82  $     10.81  $  12.87
                                             ===========    ===========  ===========  =========  =========  ===========  ========
Cost of investments                          $ 2,629,137    $ 1,019,555  $ 3,878,926  $ 765,341  $ 593,767  $ 6,927,707  $279,739
                                             ===========    ===========  ===========  =========  =========  ===========  ========


(1)   Formerly named Scudder Variable Life Investment Fund

(2)   Formerly named Kemper Variable Series

(3)   Formerly named PIMCO Low Duration Bond Portfolio


    The accompanying notes are an integral part of the financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
DECEMBER 31, 2001


                                                                    MID CAP          SMALL CAP
                                                                     STOCK            STOCK
                                                                      FUND             FUND             TOTALS
                                                                  -------------    -------------    -------------
ASSETS

Investments, at fair value:
  Calvert Variable Series, Inc.                                                                     $      12,825
  Dreyfus Variable Investment Fund-Service Class Shares                                                 1,576,193
  Dreyfus Socially Responsible Growth Fund, Inc.-Service Class
    Shares                                                                                                 29,701
  Fidelity Variable Insurance Products Funds VIP-Service Class
    Shares                                                                                              3,435,221
  Franklin Templeton Variable Insurance Products Trust-Class 2
    Shares                                                                                                487,313
  Goldman Sachs Variable Insurance Trust                                                                2,526,598
  Janus Aspen Series                                                                                    9,800,739
  PIMCO Variable Insurance Trust-Administrative Class Shares                                            3,971,508
  Scudder Variable Series I (1)                                                                        11,886,424
  Scudder Variable Series II (2)                                                                       12,305,160
  WM Variable Trust-Class 2 Shares                                $     554,639    $     335,595        1,174,807
                                                                  -------------    -------------    -------------
     Total assets                                                       554,639          335,595       47,206,489

LIABILITIES

  Payable to Farmers New World Life Insurance Company                        --               --               --
                                                                  -------------    -------------    -------------

     Net assets                                                   $     554,639    $     335,595    $  47,206,489
                                                                  =============    =============    =============
Accumulation units outstanding                                           52,598           34,908
                                                                  =============    =============
Unit value of accumulation units                                  $       10.54    $        9.61
                                                                  =============    =============
Shares owned in each portfolio                                           42,242           29,542
                                                                  =============    =============
Market value per share                                            $       13.13    $       11.36
                                                                  =============    =============
Cost of investments                                               $     522,259    $     313,488
                                                                  =============    =============


(1)   Formerly named Scudder Variable Life Investment Fund

(2)   Formerly named Kemper Variable Series

(3)   Formerly named PIMCO Low Duration Bond Portfolio


    The accompanying notes are an integral part of the financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS
FOR THE PERIODS ENDED DECEMBER 31, 2001


                                                                               DREYFUS
                                   CALVERT                                     SOCIALLY
                                   VARIABLE                                   RESPONSIBLE
                                    SERIES,           DREYFUS VARIABLE          GROWTH                FIDELITY VARIABLE
                                     INC.             INVESTMENT TRUST         FUND, INC.        INSURANCE PRODUCTS FUNDS VIP
                                 -------------  ----------------------------  -----------  -----------------------------------------
                                    SOCIAL                                     SOCIALLY
                                    SMALL         QUALITY                     RESPONSIBLE
                                  CAP GROWTH        BOND        SMALL CAP       GROWTH        GROWTH       INDEX 500     MID CAP
                                 PORTFOLIO (1)  PORTFOLIO (1)  PORTFOLIO (1)    FUND (1)   PORTFOLIO (1) PORTFOLIO (1) PORTFOLIO (1)
                                 -------------  -------------  -------------  -----------  ------------- ------------- -------------
Investment income:
  Dividends and capital gain
   distributions                   $    221       $ 25,882       $ 36,989       $     --     $     --      $     --      $     --
                                   --------       --------       --------       --------     --------      --------      --------

   Total investment income              221         25,882         36,989             --           --            --            --
                                   --------       --------       --------       --------     --------      --------      --------

Expenses:
  Mortality and expense risk            (57)        (3,982)        (2,220)          (124)      (5,739)       (5,257)       (1,597)
                                   --------       --------       --------       --------     --------      --------      --------
   Total expenses                       (57)        (3,982)        (2,220)          (124)      (5,739)       (5,257)       (1,597)
                                   --------       --------       --------       --------     --------      --------      --------

   Net investment income (loss)         164         21,900         34,769           (124)      (5,739)       (5,257)       (1,597)
                                   --------       --------       --------       --------     --------      --------      --------

Realized gains (losses)
  on investments:

  Proceeds from sales                   112         12,008          8,895            228       20,369        16,026        10,851
  Cost of investments sold             (112)       (12,225)        (9,877)          (251)     (23,794)      (17,756)      (11,295)
                                   --------       --------       --------       --------     --------      --------      --------

     Net realized losses from
       investment transactions           --           (217)          (982)           (23)      (3,425)       (1,730)         (444)
                                   --------       --------       --------       --------     --------      --------      --------

Net unrealized appreciation
 (depreciation) of investments:

  Beginning of period                    --             --             --             --           --            --            --

  End of period                         350        (20,883)        (8,365)        (1,297)       9,555         6,677        19,159
                                   --------       --------       --------       --------     --------      --------      --------

   Change in net unrealized
     appreciation (depreciation)
     of investments                     350        (20,883)        (8,365)        (1,297)       9,555         6,677        19,159
                                   --------       --------       --------       --------     --------      --------      --------

   Net increase (decrease) in
     net assets from operations    $    514       $    800       $ 25,422       $ (1,444)    $    391      $   (310)     $ 17,118
                                   ========       ========       ========       ========     ========      ========      ========


(1)   For the period beginning May 1, 2001 and ended December 31, 2001 (Note 1)

(2)   Formerly named Scudder Variable Life Investment Fund

(3)   Formerly named Kemper Variable Series

(4)   Formerly named PIMCO Low Duration Bond Portfolio


    The accompanying notes are an integral part of the financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2001


                                                     FRANKLIN TEMPLETON VARIABLE                       GOLDMAN SACHS
                                                       INSURANCE PRODUCTS FUND                    VARIABLE INSURANCE TRUST
                                              ----------------------------------------     ----------------------------------------
                                                              GLOBAL        DEVELOPING                      CORE
                                                               ASSET          MARKETS       CAPITAL         SMALL         MID CAP
                                               SMALL CAP     ALLOCATION     SECURITIES      GROWTH        CAP EQUITY       VALUE
                                               FUND (1)       FUND (1)         FUND         FUND (1)       FUND (1)       FUND (1)
                                              ----------     ----------     ----------     ----------     ----------     ----------
Investment income:
  Dividends and capital gain distributions    $      126     $    2,095     $      934     $    5,966     $        5     $   62,887
                                              ----------     ----------     ----------     ----------     ----------     ----------
   Total investment income                           126          2,095            934          5,966              5         62,887
                                              ----------     ----------     ----------     ----------     ----------     ----------

Expenses:
  Mortality and expense risk                      (1,149)          (437)        (1,280)        (4,767)            (4)        (4,515)
                                              ----------     ----------     ----------     ----------     ----------     ----------
   Total expenses                                 (1,149)          (437)        (1,280)        (4,767)            (4)        (4,515)
                                              ----------     ----------     ----------     ----------     ----------     ----------
   Net investment income (loss)                   (1,023)         1,658           (346)         1,199              1         58,372
                                              ----------     ----------     ----------     ----------     ----------     ----------

Realized gains (losses) on investments:
  Proceeds from sales                             11,604         22,414         82,883         16,948              2         18,532
  Cost of investments sold                       (13,588)       (25,239)      (100,691)       (19,143)            (2)       (19,222)
                                              ----------     ----------     ----------     ----------     ----------     ----------
   Net realized losses from investment
     transactions                                 (1,984)        (2,825)       (17,808)        (2,195)            --           (690)
                                              ----------     ----------     ----------     ----------     ----------     ----------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                                 --             --         (6,582)            --             --             --
  End of period                                   18,795          1,882         (1,375)       (10,648)           177         12,016
                                              ----------     ----------     ----------     ----------     ----------     ----------
   Change in net unrealized appreciation
    (depreciation) of investments                 18,795          1,882          5,207        (10,648)           177         12,016
                                              ----------     ----------     ----------     ----------     ----------     ----------
   Net increase (decrease) in net assets
    from operations                           $   15,788     $      715     $  (12,947)    $  (11,644)    $      178     $   69,698
                                              ==========     ==========     ==========     ==========     ==========     ==========


(1)   For the period beginning May 1, 2001 and ended December 31, 2001 (Note 1)

(2)   Formerly named Scudder Variable Life Investment Fund

(3)   Formerly named Kemper Variable Series

(4)   Formerly named PIMCO Low Duration Bond Portfolio


    The accompanying notes are an integral part of the financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2001


                                                                                                  PIMCO VARIABLE
                                                         JANUS ASPEN SERIES                       INSURANCE TRUST
                                             --------------------------------------------    ---------------------------
                                             AGGRESSIVE                        CAPITAL
                                               GROWTH         BALANCED      APPRECIATION
                                              PORTFOLIO       PORTFOLIO       PORTFOLIO       FOREIGN           LOW
                                              (SERVICE        (SERVICE     (INSTITUTIONAL       BOND          DURATION
                                             SHARES) (1)     SHARES) (1)       SHARES)        PORTFOLIO      PORTFOLIO (4)
                                             -----------     -----------   --------------    -----------     -----------
Investment income:
  Dividends and capital distributions        $        --     $     2,138     $   106,686     $    19,128     $   114,481
                                             -----------     -----------     -----------     -----------     -----------
    Total investment income                           --           2,138         106,686          19,128         114,481
                                             -----------     -----------     -----------     -----------     -----------

Expenses:
  Mortality and expense risk                      (2,141)           (726)        (95,805)         (6,183)        (24,931)
                                             -----------     -----------     -----------     -----------     -----------
    Total expenses                                (2,141)           (726)        (95,805)         (6,183)        (24,931)
                                             -----------     -----------     -----------     -----------     -----------

    Net investment income (loss)                  (2,141)          1,412          10,881          12,945          89,550
                                             -----------     -----------     -----------     -----------     -----------

Realized gains (losses) on investments:
  Proceeds from sales                              8,982           1,822         742,677          53,037         169,110
  Cost of investments sold                       (11,326)         (1,894)     (1,136,391)        (53,782)       (171,036)
                                             -----------     -----------     -----------     -----------     -----------
    Net realized losses from investment
     transactions                                 (2,344)            (72)       (393,714)           (745)         (1,926)
                                             -----------     -----------     -----------     -----------     -----------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                                 --              --        (316,973)           (112)          1,215
  End of period                                  (18,961)          2,376      (1,603,581)          7,359           7,808
                                             -----------     -----------     -----------     -----------     -----------
    Change in net unrealized appreciation
     (depreciation) of investments               (18,961)          2,376      (1,286,608)          7,471           6,593
                                             -----------     -----------     -----------     -----------     -----------

    Net increase (decrease) in net assets
      from operations                        $   (23,446)    $     3,716     $(1,669,441)    $    19,671     $    94,217
                                             ===========     ===========     ===========     ===========     ===========


                                                   SCUDDER VARIABLE
                                                     SERIES I (2)
                                              ---------------------------
                                                               GLOBAL
                                                 BOND         DISCOVERY
                                               PORTFOLIO      PORTFOLIO
                                               (CLASS A        (CLASS A
                                                SHARES)       SHARES) (1)
                                              -----------     -----------
Investment income:
  Dividends and capital distributions         $    86,594     $        --
                                              -----------     -----------
    Total investment income                        86,594              --
                                              -----------     -----------

Expenses:
  Mortality and expense risk                      (28,349)         (2,000)
                                              -----------     -----------
    Total expenses                                (28,349)         (2,000)
                                              -----------     -----------

    Net investment income (loss)                   58,245          (2,000)
                                              -----------     -----------

Realized gains (losses) on investments:
  Proceeds from sales                             345,770           6,650
  Cost of investments sold                       (353,937)         (7,975)
                                              -----------     -----------
    Net realized losses from investment
     transactions                                  (8,167)         (1,325)
                                              -----------     -----------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                               9,027              --
  End of period                                    29,994           3,885
                                              -----------     -----------
    Change in net unrealized appreciation
     (depreciation) of investments                 20,967           3,885
                                              -----------     -----------

    Net increase (decrease) in net assets
     from operations                          $    71,045     $       560
                                              ===========     ===========


(1)   For the period beginning May 1, 2001 and ended December 31, 2001 (Note 1)

(2)   Formerly named Scudder Variable Life Investment Fund

(3)   Formerly named Kemper Variable Series

(4)   Formerly named PIMCO Low Duration Bond Portfolio


    The accompanying notes are an integral part of the financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2001


                                                      SCUDDER VARIABLE
                                                   SERIES I (2) (CONTINUED)
                                           ---------------------------------------

                                             GROWTH      INTERNATIONAL
                                              AND          PORTFOLIO       MONEY
                                             INCOME         (CLASS        MARKET
                                            PORTFOLIO      A SHARES)     PORTFOLIO
                                           -----------   -------------   ---------
Investment income:
  Dividends and capital gain
   distributions                           $   178,329     $ 154,086     $  15,526
                                           -----------     ---------     ---------
     Total investment income                   178,329       154,086        15,526
                                           -----------     ---------     ---------

Expenses:
  Mortality and expense risk                   (64,743)      (15,281)       (5,932)
                                           -----------     ---------     ---------
     Total expenses                            (64,743)      (15,281)       (5,932)
                                           -----------     ---------     ---------

     Net investment income (loss)              113,586       138,805         9,594
                                           -----------     ---------     ---------

Realized gains (losses) on investments:
  Proceeds from sales                          867,315       125,490       227,796
  Cost of investments sold                  (1,040,143)     (207,945)     (227,796)
                                           -----------     ---------     ---------
     Net realized losses from
      investment transactions                 (172,828)      (82,455)           --
                                           -----------     ---------     ---------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                          (32,517)       (2,892)           --
  End of period                               (517,930)     (442,629)           --
                                           -----------     ---------     ---------
     Change in net unrealized
      appreciation (depreciation)
      of investments                          (485,413)     (439,737)           --
                                           -----------     ---------     ---------

     Net increase (decrease) in net
       assets from operations              $  (544,655)    $(383,387)    $   9,594
                                           ===========     =========     =========



                                                    SCUDDER VARIABLE SERIES II (3)
                                              --------------------------------------------------
                                                                                        DREMAN
                                                                          SMALL          HIGH
                                              GOVERNMENT      HIGH         CAP          RETURN
                                              SECURITIES      YIELD       GROWTH        EQUITY
                                              PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
                                              ----------    ---------    ---------     ---------
Investment income:
  Dividends and capital gain
   distributions                              $  75,260     $  6,258     $  68,192     $  40,739
                                              ---------     --------     ---------     ---------
     Total investment income                     75,260        6,258        68,192        40,739
                                              ---------     --------     ---------     ---------

Expenses:
  Mortality and expense risk                    (34,935)      (3,367)       (6,660)      (58,736)
                                              ---------     --------     ---------     ---------
     Total expenses                             (34,935)      (3,367)       (6,660)      (58,736)
                                              ---------     --------     ---------     ---------

     Net investment income (loss)                40,325        2,891        61,532       (17,997)
                                              ---------     --------     ---------     ---------

Realized gains (losses) on investments:
  Proceeds from sales                           419,430       39,419       250,605       370,463
  Cost of investments sold                     (428,009)     (45,841)     (432,216)     (386,144)
                                              ---------     --------     ---------     ---------
     Net realized losses from
      investment transactions                    (8,579)      (6,422)     (181,611)      (15,681)
                                              ---------     --------     ---------     ---------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                             9,985           31       (29,356)       95,541
  End of period                                 106,582        1,281       (72,317)      103,873
                                              ---------     --------     ---------     ---------
     Change in net unrealized
      appreciation (depreciation)
      of investments                             96,597        1,250       (42,961)        8,332
                                              ---------     --------     ---------     ---------

     Net increase (decrease) in net
       assets from operations                 $ 128,343     $ (2,281)    $(163,040)    $ (25,346)
                                              =========     ========     =========     =========


(1)     For the period beginning May 1, 2001 and ended December 31, 2001 (Note
        1)

(2)     Formerly named Scudder Variable Life Investment Fund

(3)     Formerly named Kemper Variable Series

(4)     Formerly named PIMCO Low Duration Bond Portfolio


    The accompanying notes are an integral part of the financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2001


                                                                 WM VARIABLE TRUST
                                                        ----------------------------------
                                                         EQUITY      MID CAP       SMALL
                                                         INCOME       STOCK      CAP STOCK
                                                        FUND (1)     FUND (1)     FUND (1)       TOTALS
                                                        --------     --------    ---------     -----------
Investment income:
  Dividends and capital gain distributions              $  1,286     $     25     $  9,030     $ 1,012,863
                                                        --------     --------     --------     -----------
    Total investment income                                1,286           25        9,030       1,012,863
                                                        --------     --------     --------     -----------

Expenses:
  Mortality and expense risk                              (1,218)      (1,936)      (1,142)       (385,213)
                                                        --------     --------     --------     -----------
    Total expenses                                        (1,218)      (1,936)      (1,142)       (385,213)
                                                        --------     --------     --------     -----------

    Net investment income (loss)                              68       (1,911)       7,888         627,650
                                                        --------     --------     --------     -----------

Realized gains (losses) on investments:
  Proceeds from sales                                     82,434       11,392        6,290       3,949,554
  Cost of investments sold                               (91,801)     (12,025)     (10,193)     (4,871,649)
                                                        --------     --------     --------     -----------

    Net realized losses from investment transactions      (9,367)        (633)      (3,903)       (922,095)
                                                        --------     --------     --------     -----------

Net unrealized appreciation
 (depreciation) of investments:
  Beginning of period                                         --           --           --        (272,633)
  End of period                                            4,834       32,380       22,107      (2,306,896)
                                                        --------     --------     --------     -----------

    Change in net unrealized appreciation
     (depreciation) of investments                         4,834       32,380       22,107      (2,034,263)
                                                        --------     --------     --------     -----------

    Net increase (decrease) in net assets
     from operations                                    $ (4,465)    $ 29,836     $ 26,092     $(2,328,708)
                                                        ========     ========     ========     ===========


(1)     For the period beginning May 1, 2001 and ended December 31, 2001 (Note
        1)

(2)     Formerly named Scudder Variable Life Investment Fund

(3)     Formerly named Kemper Variable Series

(4)     Formerly named PIMCO Low Duration Bond Portfolio


    The accompanying notes are an integral part of the financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2001 AND 2000


                                                                                                               DREYFUS SOCIALLY
                                          CALVERT VARIABLE                 DREYFUS VARIABLE                       RESPONSIBLE
                                             SERIES, INC.                   INVESTMENT FUND                     GROWTH FUND, INC.
                                        --------------------  --------------------------------------------  ------------------------
                                            SOCIAL SMALL                                                      SOCIALLY RESPONSIBLE
                                            CAP GROWTH            QUALITY BOND            SMALL CAP                RESPONSIBLE
                                             PORTFOLIO             PORTFOLIO              PORTFOLIO                GROWTH FUND
                                        --------------------  ---------------------  ---------------------  ------------------------
                                         2001 (1)    2000      2001 (1)      2000     2001 (1)      2000     2001 (1)        2000
                                        ---------  ---------  ---------   ---------  ---------   ---------  ---------      ---------
Increase (decrease) in net assets:
  From operations:
     Net investment income (loss)       $     164  $       -  $  21,900   $       -  $  34,769   $       -  $    (124)     $       -
     Net realized loss from investment
      transactions                             --         --       (217)         --       (982)         --        (23)            --
     Change in net unrealized
      appreciation (depreciation)
      of investments                          350         --    (20,883)         --     (8,365)         --     (1,297)            --
                                        ---------  ---------  ---------   ---------  ---------   ---------  ---------      ---------
     Net increase (decrease) in net
      assets resulting from operations        514         --        800          --     25,422          --     (1,444)            --
                                        ---------  ---------  ---------   ---------  ---------   ---------  ---------      ---------

  From contract transactions:
     Payments received from
      contract owners                       5,216         --    283,027          --    176,142          --     25,650             --
     Transfers for contract
      benefits and terminations                --         --     (9,478)         --     (7,507)         --       (247)            --
     Contract maintenance charges              --         --        (12)         --        (12)         --         --             --
     Transfers between subaccounts
      (including fixed account), net        7,095         --    693,024          --    414,787          --      5,742             --
                                        ---------  ---------  ---------   ---------  ---------   ---------  ---------      ---------
     Net increase in net assets
      from contract transactions           12,311         --    966,561          --    583,410          --     31,145             --
                                        ---------  ---------  ---------   ---------  ---------   ---------  ---------      ---------
     Total increase (decrease)
      in net assets                        12,825         --    967,361          --    608,832          --     29,701             --

Net assets at beginning of period              --         --         --          --         --          --         --             --
                                        ---------  ---------  ---------   ---------  ---------   ---------  ---------      ---------

Net assets at end of period             $  12,825  $       -  $ 967,361   $       -  $ 608,832   $       -  $  29,701      $       -
                                        =========  =========  =========   =========  =========   =========  =========      =========

Analysis of increase (decrease) in
 units outstanding:

  Units sold                                1,192         --     98,313          --     65,649          --      3,547             --
  Units redeemed                               --         --     (3,517)         --     (2,728)         --        (30)            --
                                        ---------  ---------  ---------   ---------  ---------   ---------  ---------      ---------
     Increase in units outstanding          1,192         --     94,796          --     62,921          --      3,517             --

Beginning units                                --         --         --          --         --          --         --             --
                                        ---------  ---------  ---------   ---------  ---------   ---------  ---------      ---------
Ending units                                1,192         --     94,796          --     62,921          --      3,517             --
                                        =========  =========  =========   =========  =========   =========  =========      =========


(1)     For the period beginning May 1, 2001 and ended December 31, 2001 (Note
        1)

(2)     Formerly named Scudder Variable Life Investment Fund

(3)     Formerly named Kemper Variable Series

(4)     Formerly named PIMCO Low Duration Bond Portfolio

(5)     For the period beginning April 7, 2000 and ended December 31, 2000

(6)     For the period beginning May 15, 2000 and ended December 31, 2000

(7)     For the period beginning June 7, 2000 and ended December 31, 2000

(8)     For the period beginning August 4, 2000 and ended December 31, 2000


    The accompanying notes are an integral part of the financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2001 AND 2000


                                                                                                                   FRANKLIN
                                                                FIDELITY VARIABLE                              TEMPLETON VARIABLE
                                                            INSURANCE PRODUCTS FUNDS VIP                     INSURANCE PRODUCTS FUND
                                    -----------------------------------------------------------------------  -----------------------
                                             GROWTH                 INDEX 500                MID CAP
                                            PORTFOLIO               PORTFOLIO               PORTFOLIO             SMALL CAP FUND
                                    -----------------------  -----------------------  ---------------------  -----------------------
                                      2001 (1)       2000      2001 (1)       2000     2001 (1)      2000     2001 (1)        2000
                                    -----------    --------  -----------    --------  ---------    --------  ---------     ---------
Increase (decrease) in net
assets:
  From operations:
     Net investment income (loss)   $    (5,739)   $     --  $    (5,257)   $     --  $  (1,597)   $     --  $  (1,023)    $     --
     Net realized loss from
      investment transactions            (3,425)         --       (1,730)         --       (444)         --     (1,984)          --
     Change in net unrealized
      appreciation (depreciation)
      of investments                      9,555          --        6,677          --     19,159          --     18,795           --
                                    -----------    --------  -----------    --------  ---------    --------  ---------     --------
     Net increase (decrease) in
      net assets resulting from
      operations                            391          --         (310)         --     17,118          --     15,788           --
                                    -----------    --------  -----------    --------  ---------    --------  ---------     --------

From contract transactions:

Payments received from
 contract owners                        489,330          --      423,642          --    108,568          --     87,953           --

Transfers for contract
 benefits and terminations              (17,655)         --      (15,423)         --     (5,289)         --     (3,557)          --

Contract maintenance charges                (27)         --          (22)         --         (7)         --         (6)          --

Transfers between subaccounts
 (including fixed account), net       1,068,647          --    1,052,873          --    313,385          --    213,359           --
                                    -----------    --------  -----------    --------  ---------    --------  ---------     --------

Net increase in net assets
 from contract transactions           1,540,295          --    1,461,070          --    416,657          --    297,749           --
                                    -----------    --------  -----------    --------  ---------    --------  ---------     --------

Total increase (decrease) in
 net assets                           1,540,686          --    1,460,760          --    433,775          --    313,537           --

Net assets at beginning of
 period                                      --          --           --          --         --          --         --           --
                                    -----------    --------  -----------    --------  ---------    --------  ---------     --------

Net assets at end of period         $ 1,540,686    $     --  $ 1,460,760    $     --  $ 433,775    $     --  $ 313,537     $     --
                                    ===========    ========  ===========    ========  =========    ========  =========     ========

Analysis of increase
  (decrease) in units
   outstanding:

  Units sold                            181,755          --      164,185          --     44,222          --     35,830           --
  Units redeemed                         (7,180)         --       (4,973)         --     (2,245)         --     (2,444)          --
                                    -----------    --------  -----------    --------  ---------    --------  ---------     --------
     Increase in units outstanding      174,575          --      159,212          --     41,977          --     33,386           --
Beginning units                              --          --           --          --         --          --         --           --
                                    -----------    --------  -----------    --------  ---------    --------  ---------     --------

Ending units                            174,575          --      159,212          --     41,977          --     33,386           --
                                    ===========    ========  ===========    ========  =========    ========  =========     ========


(1)     For the period beginning May 1, 2001 and ended December 31, 2001 (Note
        1)

(2)     Formerly named Scudder Variable Life Investment Fund

(3)     Formerly named Kemper Variable Series

(4)     Formerly named PIMCO Low Duration Bond Portfolio

(5)     For the period beginning April 7, 2000 and ended December 31, 2000

(6)     For the period beginning May 15, 2000 and ended December 31, 2000

(7)     For the period beginning June 7, 2000 and ended December 31, 2000

(8)     For the period beginning August 4, 2000 and ended December 31, 2000


    The accompanying notes are an integral part of the financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2001 AND 2000


                                                 FRANKLIN TEMPLETON VARIABLE
                                              INSURANCE PRODUCTS FUND, CONTINUED
                                          ------------------------------------------
                                               GLOBAL ASSET       DEVELOPING MARKETS
                                              ALLOCATION FUND      SECURITIES FUND
                                          ---------------------  -------------------
                                            2001 (1)     2000      2001     2000 (8)
                                          ----------   --------  --------   --------
Increase (decrease) in net assets:
  From operations:
     Net investment income (loss)         $    1,658   $     --  $   (346)  $   (210)
     Net realized loss from investment
      transactions                            (2,825)        --   (17,808)      (564)
     Change in net unrealized
      appreciation (depreciation) of
      investments                              1,882         --     5,207     (6,582)
                                          ----------   --------  --------   --------
     Net increase (decrease) in net
      assets resulting from operations           715         --   (12,947)    (7,356)
                                          ----------   --------  --------   --------

From contract transactions:
  Payments received from contract
   owners                                     26,073         --     6,561     18,882
  Transfers for contract benefits and
   terminations                                 (249)        --        --         --
  Contract maintenance charges                    --         --      (120)        --
  Transfers between subaccounts
   (including fixed account), net             64,289         --     1,144     76,784
                                          ----------   --------  --------   --------

  Net increase in net assets from
   contract transactions                      90,113         --     7,585     95,666
                                          ----------   --------  --------   --------
  Total increase (decrease) in net
   assets                                     90,828         --    (5,362)    88,310

Net assets at beginning of period                 --         --    88,310         --
                                          ----------   --------  --------   --------

Net assets at end of period               $   90,828   $     --  $ 82,948   $ 88,310
                                          ==========   ========  ========   ========

Analysis of increase (decrease)
 in units outstanding:
  Units sold                                  12,131         --    12,678     12,404
  Units redeemed                              (2,245)        --   (11,530)      (369)
                                          ----------   --------  --------   --------
    Increase in units outstanding              9,886         --     1,148     12,035
Beginning units                                   --         --    12,035         --
                                          ----------   --------  --------   --------

Ending units                                   9,886         --    13,183     12,035
                                          ==========   ========  ========   ========


                                                                    GOLDMAN SACHS
                                                                VARIABLE INSURANCE TRUST
                                          ------------------------------------------------------------------
                                               CAPITAL GROWTH        CORE SMALL CAP         MID CAP
                                                    FUND              EQUITY FUND          VALUE FUND
                                          ----------------------  ------------------  ----------------------
                                            2001 (1)      2000    2001 (1)    2000      2001 (1)      2000
                                          -----------   --------  --------  --------  -----------   --------
Increase (decrease) in net assets:
  From operations:
     Net investment income (loss)         $     1,199   $     --  $      1  $     --  $    58,372   $     --
     Net realized loss from investment
      transactions                             (2,195)        --        --        --         (690)        --
     Change in net unrealized
      appreciation (depreciation) of
      investments                             (10,648)        --       177        --       12,016         --
                                          -----------   --------  --------  --------  -----------   --------
     Net increase (decrease) in net
      assets resulting from operations        (11,644)        --       178        --       69,698         --
                                          -----------   --------  --------  --------  -----------   --------

From contract transactions:
  Payments received from contract
   owners                                     407,450         --        87        --      347,102         --
  Transfers for contract benefits and
   terminations                               (14,684)        --        --        --      (14,589)        --
  Contract maintenance charges                    (22)        --        --        --          (31)        --
  Transfers between subaccounts
   (including fixed account), net             905,704         --     1,558        --      835,791         --
                                          -----------   --------  --------  --------  -----------   --------

  Net increase in net assets from
   contract transactions                    1,298,448         --     1,645        --    1,168,273         --
                                          -----------   --------  --------  --------  -----------   --------
  Total increase (decrease) in net
   assets                                   1,286,804         --     1,823        --    1,237,971         --

Net assets at beginning of period                  --         --        --        --           --         --
                                          -----------   --------  --------  --------  -----------   --------

Net assets at end of period               $ 1,286,804   $     --  $  1,823  $     --  $ 1,237,971   $     --
                                          ===========   ========  ========  ========  ===========   ========

Analysis of increase (decrease)
 in units outstanding:
  Units sold                                  149,161         --       178        --      122,033         --
  Units redeemed                               (5,414)        --        --        --       (5,761)        --
                                          -----------   --------  --------  --------  -----------   --------
    Increase in units outstanding             143,747         --       178        --      116,272         --
Beginning units                                    --         --        --        --           --         --
                                          -----------   --------  --------  --------  -----------   --------

Ending units                                  143,747         --       178        --      116,272         --
                                          ===========   ========  ========  ========  ===========   ========


(1)     For the period beginning May 1, 2001 and ended December 31, 2001 (Note
        1)

(2)     Formerly named Scudder Variable Life Investment Fund

(3)     Formerly named Kemper Variable Series

(4)     Formerly named PIMCO Low Duration Bond Portfolio

(5)     For the period beginning April 7, 2000 and ended December 31, 2000

(6)     For the period beginning May 15, 2000 and ended December 31, 2000

(7)     For the period beginning June 7, 2000 and ended December 31, 2000

(8)     For the period beginning August 4, 2000 and ended December 31, 2000


    The accompanying notes are an integral part of the financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2001 AND 2000



                                                                              JANUS ASPEN SERIES
                                             -------------------------------------------------------------------------------------
                                                    AGGRESSIVE                                           CAPITAL APPRECIATION
                                                 GROWTH PORTFOLIO            BALANCED PORTFOLIO              PORTFOLIO
                                                 (SERVICE SHARES)             (SERVICE SHARES)          (INSTITUTIONAL SHARES)
                                             -------------------------   ---------------------------  ----------------------------
                                               2001 (1)        2000        2001 (1)         2000         2001            2000 (5)
                                             -----------   -----------   -----------     -----------  -----------      -----------
Increase (decrease) in net assets:
 From operations:
  Net investment income (loss)               $    (2,141)  $        --   $     1,412     $        --  $    10,881      $     8,232
  Net realized loss from investment
   transactions                                   (2,344)           --           (72)             --     (393,714)         (10,530)
  Change in net unrealized appreciation
   (depreciation) of investments                 (18,961)           --         2,376              --   (1,286,608)        (316,973)
                                             -----------   -----------   -----------     -----------  -----------      -----------
   Net increase (decrease) in net assets
    resulting from operations                    (23,446)           --         3,716              --   (1,669,441)        (319,271)
                                             -----------   -----------   -----------     -----------  -----------      -----------

 From contract transactions:
  Payments received from contract owners         188,780            --        53,435              --    2,086,236        1,206,833
  Transfers for contract benefits and
   terminations                                   (6,942)           --          (207)             --     (126,715)              --
  Contract maintenance charges                       (11)           --            --              --       (3,940)            (474)
  Transfers between subaccounts (including
    fixed account), net                          420,064            --       175,448              --    5,813,039        2,003,635
                                             -----------   -----------   -----------     -----------  -----------      -----------

Net increase in net assets from contract
transactions                                     601,891            --       228,676              --    7,768,620        3,209,994
                                             -----------   -----------   -----------     -----------  -----------      -----------

Total increase (decrease) in net assets          578,445            --       232,392              --    6,099,179        2,890,723
Net assets at beginning of period                     --            --            --              --    2,890,723               --
                                             -----------   -----------   -----------     -----------  -----------      -----------
Net assets at end of period                  $   578,445   $        --   $   232,392     $        --  $ 8,989,902      $ 2,890,723
                                             ===========   ===========   ===========     ===========  ===========      ===========

Analysis of increase (decrease)
 in units outstanding:
  Units sold                                      77,955            --        24,161              --    1,461,442          431,107
  Units redeemed                                  (2,913)           --          (116)             --     (177,565)         (15,217)
                                             -----------   -----------   -----------     -----------  -----------      -----------

   Increase in units outstanding                  75,042            --        24,045              --    1,283,877          415,890

Beginning units                                       --            --            --              --      415,890               --
                                             -----------   -----------   -----------     -----------  -----------      -----------

Ending units                                      75,042            --        24,045              --    1,699,767          415,890
                                             ===========   ===========   ===========     ===========  ===========      ===========


                                                                     PIMCO VARIABLE
                                                                     INSURANCE TRUST
                                              -----------------------------------------------------------------

                                                       FOREIGN BOND                      LOW DURATION
                                                         PORTFOLIO                       PORTFOLIO (4)
                                              ------------------------------     ------------------------------
                                                 2001              2000 (7)         2001              2000 (6)
                                              -----------        -----------     -----------        -----------
Increase (decrease) in net assets:
 From operations:
  Net investment income (loss)                $    12,945        $     1,259     $    89,550        $     1,690
  Net realized loss from investment
   transactions                                      (745)                (3)         (1,926)                (1)
  Change in net unrealized appreciation
   (depreciation) of investments                    7,471               (112)          6,593              1,215
                                              -----------        -----------     -----------        -----------
   Net increase (decrease) in net assets
    resulting from operations                      19,671              1,144          94,217              2,904
                                              -----------        -----------     -----------        -----------

 From contract transactions:
  Payments received from contract owners          346,732             38,706         849,624            174,804
  Transfers for contract benefits and
   terminations                                   (11,769)                --         (28,888)                --
  Contract maintenance charges                       (138)               (46)           (634)              (169)
  Transfers between subaccounts (including
    fixed account), net                           608,815             28,190       1,728,962            119,383
                                              -----------        -----------     -----------        -----------

Net increase in net assets from contract
transactions                                      943,640             66,850       2,549,064            294,018
                                              -----------        -----------     -----------        -----------

Total increase (decrease) in net assets           963,311             67,994       2,643,281            296,922
Net assets at beginning of period                  67,994                 --         296,922                 --
                                              -----------        -----------     -----------        -----------
Net assets at end of period                   $ 1,031,305        $    67,994     $ 2,940,203        $   296,922
                                              ===========        ===========     ===========        ===========

Analysis of increase (decrease)
 in units outstanding:
  Units sold                                       92,655              6,280         258,803             28,215
  Units redeemed                                   (6,578)              (204)        (23,057)            (1,221)
                                              -----------        -----------     -----------        -----------

   Increase in units outstanding                   86,077              6,076         235,746             26,994

Beginning units                                     6,076                 --          26,994                 --
                                              -----------        -----------     -----------        -----------

Ending units                                       92,153              6,076         262,740             26,994
                                              ===========        ===========     ===========        ===========


(1)     For the period beginning May 1, 2001 and ended December 31, 2001 (Note
        1)

(2)     Formerly named Scudder Variable Life Investment Fund

(3)     Formerly named Kemper Variable Series

(4)     Formerly named PIMCO Low Duration Bond Portfolio

(5)     For the period beginning April 7, 2000 and ended December 31, 2000

(6)     For the period beginning May 15, 2000 and ended December 31, 2000

(7)     For the period beginning June 7, 2000 and ended December 31, 2000

(8)     For the period beginning August 4, 2000 and ended December 31, 2000


    The accompanying notes are an integral part of the financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2001 AND 2000


                                                                                SCUDDER VARIABLE SERIES I (2)
                                        -------------------------------------------------------------------------------------------
                                               BOND PORTFOLIO           GLOBAL DISCOVERY PORTFOLIO          GROWTH AND INCOME
                                              (CLASS A SHARES)               (CLASS A SHARES)                   PORTFOLIO
                                        ---------------------------     ---------------------------    ---------------------------
                                           2001           2000 (6)        2001 (1)         2000           2001           2000 (5)
                                        -----------     -----------     -----------     -----------    -----------     -----------
Increase (decrease) in net assets:
 From operations:
  Net investment income (loss)          $    58,245     $      (991)    $    (2,000)    $        --    $   113,586     $    (3,714)
  Net realized loss from investment
   transactions                              (8,167)             --          (1,325)             --       (172,828)         (1,851)
  Change in net unrealized
   appreciation (depreciation) of
   investments                               20,967           9,027           3,885              --       (485,413)        (32,517)
                                        -----------     -----------     -----------     -----------    -----------     -----------
  Net increase (decrease) in net
   assets resulting from operations          71,045           8,036             560              --       (544,655)        (38,082)
                                        -----------     -----------     -----------     -----------    -----------     -----------

From contract transactions:
 Payments received from contract
  owners                                    778,946         237,320         181,799              --      1,141,522         697,589
 Transfers for contract benefits and
  terminations                              (28,333)             --          (6,255)             --       (168,940)             --
 Contract maintenance charges                  (854)           (268)             (9)             --         (2,556)           (395)
 Transfers between subaccounts
  (including fixed account), net          1,489,841         171,162         365,716              --      3,420,661         906,511
                                        -----------     -----------     -----------     -----------    -----------     -----------

 Net increase in net assets from
  contract transactions                   2,239,600         408,214         541,251              --      4,390,687       1,603,705
                                        -----------     -----------     -----------     -----------    -----------     -----------
 Total increase (decrease) in net
  assets                                  2,310,645         416,250         541,811              --      3,846,032       1,565,623

Net assets at beginning of period           416,250              --              --              --      1,565,623              --
                                        -----------     -----------     -----------     -----------    -----------     -----------

Net assets at end of period             $ 2,726,895     $   416,250     $   541,811     $        --    $ 5,411,655     $ 1,565,623
                                        ===========     ===========     ===========     ===========    ===========     ===========

Analysis of increase (decrease)
 in units outstanding:

 Units sold                                 240,409          38,402          66,624              --        603,647         169,266
 Units redeemed                             (34,725)         (1,615)         (2,409)             --       (109,802)         (5,343)
                                        -----------     -----------     -----------     -----------    -----------     -----------
   Increase in units outstanding            205,684          36,787          64,215              --        493,845         163,923

Beginning units                              36,787              --              --              --        163,923              --
                                        -----------     -----------     -----------     -----------    -----------     -----------

Ending units                                242,471          36,787          64,215              --        657,768         163,923
                                        ===========     ===========     ===========     ===========    ===========     ===========


                                                       SCUDDER VARIABLE SERIES I (2)
                                        -------------------------------------------------------------
                                            INTERNATIONAL PORTFOLIO             MONEY MARKET
                                                (CLASS A SHARES)                   PORTFOLIO
                                          ---------------------------     ---------------------------
                                             2001           2000 (5)         2001          2000 (7)
                                          -----------     -----------     -----------     -----------
Increase (decrease) in net assets:
 From operations:
  Net investment income (loss)            $   138,805     $      (892)    $     9,594     $       677
  Net realized loss from investment
   transactions                               (82,455)           (672)             --              --
  Change in net unrealized
   appreciation (depreciation) of
   investments                               (439,737)         (2,892)             --              --
                                          -----------     -----------     -----------     -----------
  Net increase (decrease) in net
   assets resulting from operations          (383,387)         (4,456)          9,594             677
                                          -----------     -----------     -----------     -----------

From contract transactions:
 Payments received from contract
  owners                                      609,850         153,267         435,373          78,023
 Transfers for contract benefits and
  terminations                                (27,583)             --          (1,547)             --
 Contract maintenance charges                    (428)            (24)           (241)             --
 Transfers between subaccounts
  (including fixed account), net            1,610,479         228,790         457,168          40,508
                                          -----------     -----------     -----------     -----------

 Net increase in net assets from
  contract transactions                     2,192,318         382,033         890,753         118,531
                                          -----------     -----------     -----------     -----------
 Total increase (decrease) in net
  assets                                    1,808,931         377,577         900,347         119,208

Net assets at beginning of period             377,577              --         119,208              --
                                          -----------     -----------     -----------     -----------

Net assets at end of period               $ 2,186,508     $   377,577     $ 1,019,555     $   119,208
                                          ===========     ===========     ===========     ===========

Analysis of increase (decrease)
 in units outstanding:

 Units sold                                   391,585          46,721         104,245          16,225
 Units redeemed                               (30,026)         (1,294)        (19,541)         (5,307)
                                          -----------     -----------     -----------     -----------
   Increase in units outstanding              361,559          45,427          84,704          10,918

Beginning units                                45,427              --          10,918              --
                                          -----------     -----------     -----------     -----------

Ending units                                  406,986          45,427          95,622          10,918
                                          ===========     ===========     ===========     ===========


(1)     For the period beginning May 1, 2001 and ended December 31, 2001 (Note
        1)

(2)     Formerly named Scudder Variable Life Investment Fund

(3)     Formerly named Kemper Variable Series

(4)     Formerly named PIMCO Low Duration Bond Portfolio

(5)     For the period beginning April 7, 2000 and ended December 31, 2000

(6)     For the period beginning May 15, 2000 and ended December 31, 2000

(7)     For the period beginning June 7, 2000 and ended December 31, 2000

(8)     For the period beginning August 4, 2000 and ended December 31, 2000


    The accompanying notes are an integral part of the financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2001 AND 2000


                                                                    SCUDDER VARIABLE SERIES II (3)
                                                    -----------------------------------------------------------
                                                        GOVERNMENT SECURITIES                HIGH YIELD
                                                             PORTFOLIO                       PORTFOLIO
                                                    ---------------------------     ---------------------------
                                                       2001           2000 (5)         2001           2000 (7)
                                                    -----------     -----------     -----------     -----------
Increase (decrease) in net assets:
 From operations:
  Net investment income (loss)                      $    40,325     $    (1,110)    $     2,891     $       (58)
  Net realized loss from investment transactions         (8,579)             --          (6,422)             --
  Change in net unrealized appreciation
   (depreciation) of
   investments                                           96,597           9,985           1,250              31
                                                    -----------     -----------     -----------     -----------
  Net increase (decrease) in net assets
   resulting from operations                            128,343           8,875          (2,281)            (27)
                                                    -----------     -----------     -----------     -----------

From contract transactions:

 Payments received from contract owners               1,092,917         257,508         267,093          17,472
 Transfers for contract benefits and
  terminations                                          (43,640)             --          (7,394)             --
 Contract maintenance charges                              (997)           (289)            (19)             --
 Transfers between subaccounts (including fixed
  account), net                                       2,342,603         200,188         484,995           6,783
                                                    -----------     -----------     -----------     -----------
 Net increase in net assets from contract
  transactions                                        3,390,883         457,407         744,675          24,255
                                                    -----------     -----------     -----------     -----------
 Total increase (decrease) in net assets              3,519,226         466,282         742,394          24,228

Net assets at beginning of period                       466,282              --          24,228              --
                                                    -----------     -----------     -----------     -----------

Net assets at end of period                         $ 3,985,508     $   466,282     $   766,622     $    24,228
                                                    ===========     ===========     ===========     ===========

Analysis of increase (decrease) in
 units outstanding:
 Units sold                                             339,736          43,046          85,537           2,448
 Units redeemed                                         (33,891)         (1,807)         (4,771)             (1)
                                                    -----------     -----------     -----------     -----------
  Increase in units outstanding                         305,845          41,239          80,766           2,447

Beginning units                                          41,239              --           2,447              --
                                                    -----------     -----------     -----------     -----------

Ending units                                            347,084          41,239          83,213           2,447
                                                    ===========     ===========     ===========     ===========


                                                                   SCUDDER VARIABLE SERIES II (3)
                                                   -----------------------------------------------------------
                                                            SMALL CAP                  DREMAN HIGH RETURN
                                                         GROWTH PORTFOLIO               EQUITY PORTFOLIO
                                                   ---------------------------     ---------------------------
                                                      2001           2000 (5)         2001          2000 (5)
                                                   -----------     -----------     -----------     -----------
Increase (decrease) in net assets:
 From operations:
  Net investment income (loss)                     $    61,532     $      (797)    $   (17,997)    $    (2,766)
  Net realized loss from investment transactions      (181,611)         (5,682)        (15,681)           (594)
  Change in net unrealized appreciation
   (depreciation) of
   investments                                         (42,961)        (29,356)          8,332          95,541
                                                   -----------     -----------     -----------     -----------
  Net increase (decrease) in net assets
   resulting from operations                          (163,040)        (35,835)        (25,346)         92,181
                                                   -----------     -----------     -----------     -----------

From contract transactions:

 Payments received from contract owners                101,806         111,617       1,788,764         468,741
 Transfers for contract benefits and
  terminations                                         (35,982)             --        (158,464)             --
 Contract maintenance charges                             (370)             (9)         (2,148)           (298)
 Transfers between subaccounts (including fixed
  account), net                                        284,014         259,249       4,266,321         601,829
                                                   -----------     -----------     -----------     -----------
 Net increase in net assets from contract
  transactions                                         349,468         370,857       5,894,473       1,070,272
                                                   -----------     -----------     -----------     -----------
 Total increase (decrease) in net assets               186,428         335,022       5,869,127       1,162,453

Net assets at beginning of period                      335,022              --       1,162,453              --
                                                   -----------     -----------     -----------     -----------

Net assets at end of period                        $   521,450     $   335,022     $ 7,031,580     $ 1,162,453
                                                   ===========     ===========     ===========     ===========

Analysis of increase (decrease) in
 units outstanding:
 Units sold                                            114,478          51,616         471,610          88,621
 Units redeemed                                        (48,471)         (2,906)        (37,686)         (3,431)
                                                   -----------     -----------     -----------     -----------
  Increase in units outstanding                         66,007          48,710         433,924          85,190

Beginning units                                         48,710              --          85,190              --
                                                   -----------     -----------     -----------     -----------

Ending units                                           114,717          48,710         519,114          85,190
                                                   ===========     ===========     ===========     ===========


(1)     For the period beginning May 1, 2001 and ended December 31, 2001 (Note
        1)

(2)     Formerly named Scudder Variable Life Investment Fund

(3)     Formerly named Kemper Variable Series

(4)     Formerly named PIMCO Low Duration Bond Portfolio

(5)     For the period beginning April 7, 2000 and ended December 31, 2000

(6)     For the period beginning May 15, 2000 and ended December 31, 2000

(7)     For the period beginning June 7, 2000 and ended December 31, 2000

(8)     For the period beginning August 4, 2000 and ended December 31, 2000


    The accompanying notes are an integral part of the financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2001 AND 2000


                                                                           WM VARIABLE TRUST
                                       ------------------------------------------------------------------------------------------
                                                                                MID CAP                      SMALL CAP
                                             EQUITY INCOME FUND                STOCK FUND                    STOCK FUND
                                       ----------------------------- -----------------------------  -----------------------------
                                         2001 (1)            2000       2001 (1)          2000        2001 (1)           2000
                                       ------------     ------------ ------------     ------------  ------------     ------------
Increase (decrease) in net assets:
 From operations:
  Net investment income (loss)         $         68     $         -- $     (1,911)    $         --  $      7,888     $         --
  Net realized loss from investment
   transactions                              (9,367)              --         (633)              --        (3,903)              --
  Change in net unrealized
   appreciation (depreciation) of
   investments                                4,834               --       32,380               --        22,107               --
                                       ------------     ------------ ------------     ------------  ------------     ------------
  Net increase (decrease) in net
   assets resulting from operations          (4,465)              --       29,836               --        26,092               --
                                       ------------     ------------ ------------     ------------  ------------     ------------
 From contract transactions:
  Payments received from contract
   owners                                    46,158               --      148,025               --        88,180               --
  Transfers for contract benefits
   and terminations                            (311)              --       (5,405)              --        (3,271)              --
  Contract maintenance charges                   (3)              --          (18)              --            (8)              --
  Transfers between subaccounts
   (including fixed account), net           243,194               --      382,201               --       224,602               --
                                       ------------     ------------ ------------     ------------  ------------     ------------

  Net increase in net assets from
   contract transactions                    289,038               --      524,803               --       309,503               --
                                       ------------     ------------ ------------     ------------  ------------     ------------
  Total increase (decrease) in net
   assets                                   284,573               --      554,639               --       335,595               --

Net assets at beginning of period                --               --           --               --            --               --
                                       ------------     ------------ ------------     ------------  ------------     ------------

Net assets at end of period            $    284,573     $         -- $    554,639     $         --  $    335,595     $         --
                                       ============     ============ ============     ============  ============     ============

Analysis of increase (decrease)
 in units outstanding:

 Units sold                                  36,484               --       55,082               --        37,494               --
 Units redeemed                              (8,700)              --       (2,484)              --        (2,586)              --
                                       ------------     ------------ ------------     ------------  ------------     ------------
   Increase in units outstanding             27,784               --       52,598               --        34,908               --

Beginning units                                  --               --           --               --            --               --
                                       ------------     ------------ ------------     ------------  ------------     ------------

Ending units                                 27,784               --       52,598               --        34,908               --
                                       ============     ============ ============     ============  ============     ============





                                                   TOTALS
                                        -----------------------------
                                            2001             2000
                                        ------------     ------------
Increase (decrease) in net assets:
 From operations:
  Net investment income (loss)          $    627,650     $      1,320
  Net realized loss from investment
   transactions                             (922,095)         (19,897)
  Change in net unrealized
   appreciation (depreciation) of
   investments                            (2,034,263)        (272,633)
                                        ------------     ------------
  Net increase (decrease) in net
   assets resulting from operations       (2,328,708)        (291,210)
                                        ------------     ------------
 From contract transactions:
  Payments received from contract
   owners                                 12,592,041        3,460,762
  Transfers for contract benefits
   and terminations                         (750,324)              --
  Contract maintenance charges               (12,633)          (1,972)
  Transfers between subaccounts
   (including fixed account), net         29,895,521        4,643,012
                                        ------------     ------------

  Net increase in net assets from
   contract transactions                  41,724,605        8,101,802
                                        ------------     ------------
  Total increase (decrease) in net
   assets                                 39,395,897        7,810,592

Net assets at beginning of period          7,810,592               --
                                        ------------     ------------

Net assets at end of period             $ 47,206,489     $  7,810,592
                                        ============     ============

Analysis of increase (decrease)
 in units outstanding:

 Units sold
 Units redeemed

   Increase in units outstanding

Beginning units


Ending units



(1)     For the period beginning May 1, 2001 and ended December 31, 2001 (Note
        1)

(2)     Formerly named Scudder Variable Life Investment Fund

(3)     Formerly named Kemper Variable Series

(4)     Formerly named PIMCO Low Duration Bond Portfolio

(5)     For the period beginning April 7, 2000 and ended December 31, 2000

(6)     For the period beginning May 15, 2000 and ended December 31, 2000

(7)     For the period beginning June 7, 2000 and ended December 31, 2000

(8)     For the period beginning August 4, 2000 and ended December 31, 2000


    The accompanying notes are an integral part of the financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS


1.      THE COMPANY

        The Farmers Annuity Separate Account A (the Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Farmers New World Life Insurance Company (the Company) during 2000 and exists in accordance with the regulations of the Office of the Insurance Commission of the State of Washington. The Company is a wholly-owned subsidiary of Farmers Group, Inc. (FGI). FGI is a stockholding and management company, whose ultimate parent is Zurich Financial Services Group.

        Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct, but the obligations of the Account, including benefits related to the variable annuity contract, are obligations of the Company.

        The Account is a funding vehicle for individual variable annuity contracts of optional riders for additional insurance benefits. Investments are made in the portfolios of the Funds and are valued at the reported net asset values of such portfolios, which value their investment securities at fair value. Transactions are recorded on a trade date basis. The deposits collected for these contracts are invested at the direction of the contract holders in the sub-accounts that comprise the Account. The value of each subaccount will increase or decrease, depending on the investment performance of the corresponding portfolio. The sub-accounts invest in the following underlying mutual fund portfolios (collectively, the Funds):

        CALVERT VARIABLE SERIES, INC.
        Social Small Cap Growth Portfolio (1)

        DREYFUS VARIABLE INVESTMENT FUND
        Quality Bond Portfolio (1)
        Small Cap Portfolio (1)

        DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (1)

        FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS VIP
        Growth Portfolio (1)
        Index 500 Portfolio (1)
        Mid Cap Portfolio (1)

        FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
        Small Cap Fund (1)
        Global Asset Allocation Fund (1)
        Developing Markets Securities Fund

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

1.      THE COMPANY (CONTINUED)

        GOLDMAN SACHS VARIABLE INSURANCE TRUST
        Capital Growth Fund (1)
        CORE Small Cap Equity Fund (1)
        Mid Cap Value Fund (1)

        JANUS ASPEN SERIES
        Aggressive Growth Portfolio (1)
        Balanced Portfolio (1)
        Capital Appreciation Portfolio

        PIMCO VARIABLE INSURANCE TRUST
        Foreign Bond Portfolio
        Low Duration Portfolio

        SCUDDER VARIABLE SERIES I (FORMERLY SCUDDER VARIABLE LIFE INVESTMENT
        FUND)
        Bond Portfolio
        Global Discovery Portfolio (1)
        Growth and Income Portfolio
        International Portfolio
        Money Market Portfolio

        SCUDDER VARIABLE SERIES II (FORMERLY KEMPER VARIABLE SERIES) Government Securities Portfolio
        High Yield Portfolio
        Small Cap Growth Portfolio
        Dreman High Return Equity Portfolio

        WM VARIABLE TRUST
        Equity Income Fund (1)
        Mid Cap Stock Fund (1)
        Small Cap Stock Fund (1)

        (1) Additional investment option available to contract holders as of May 1, 2001.

        The Company owns the assets in the Account, and is obligated to pay all benefits under the policies the Company issues. The Company provides administrative services to the contract holders for a fee. The Company also maintains a fixed account (Fixed Account), to which contract holders may direct their deposits and receive a fixed rate of return.

        The Company has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

2.      SIGNIFICANT ACCOUNTING POLICIES

        USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

        The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

        VALUATION OF INVESTMENTS AND ACCUMULATION UNIT VALUES

        Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value per share of the respective portfolios at December 31, 2001. Accumulation unit values are computed daily based on total net assets of the Account.

        REALIZED GAINS AND LOSSES

        Realized gains and losses represent the difference between the proceeds from sales of shares and the cost of such shares, which are determined using the specific identification cost method.

        FEDERAL INCOME TAX

        The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

        DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

        Dividend income and capital gain distributions received by the Funds are reinvested in additional Fund shares and are recognized on the ex-distribution date.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

3.      EXPENSES

        MORTALITY AND EXPENSE RISK CHARGE

        The Company assumes mortality and expense risk related to the operations of the Account and deducts charges daily. The mortality and expense risk charge covers insurance benefits available with the contracts and certain expense of the contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. The charge is equal, on an annual basis, to 0.95% of the average daily net assets in the subaccounts (1.20% if either the optional Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit is selected by the contractholder; 1.45% if both benefits are chosen).

        Administration charge

        The Company will deduct a daily asset-based administration charge, at an annual rate of 0.20%, from each subaccount to help reimburse for administrative charges.

        CONTRACT MAINTENANCE CHARGES

        Surrender charge

        The Company may deduct a surrender charge if, during the pay-in period, the policyholder fully surrenders the policy or withdraws cash value. A surrender charge of up to 7% of certain amounts withdrawn will be deducted, if applicable.

        Records maintenance charge

        The Company deducts a records maintenance charge of $30 from the contract value on the last valuation day of each contract year during the pay-in period, on the date when the contract is surrendered, and at the annuity start date. This charge will be waived if certain conditions are met.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

4.      PURCHASES AND SALES OF INVESTMENTS

        The aggregate cost of the shares acquired and the aggregate proceeds from shares sold during the periods ended December 31, 2001 consist of the following:


                                                                          PURCHASES        SALES
                                                                         -----------    -----------
CALVERT VARIABLE SERIES, INC
 Social Small Cap Growth Portfolio                                       $    12,586    $       112

DREYFUS VARIABLE INVESTMENT FUND - SERVICE CLASS SHARES
 Quality Bond Portfolio                                                    1,000,469         12,008
 Small Cap Portfolio                                                         627,074          8,895

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - SERVICE CLASS SHARES
 Socially Responsible Growth Fund                                             31,249            228

FIDELITY VARIABLE INSURANCE PRODUCT FUNDS VIP - SERVICE CLASS SHARES
 Growth Portfolio                                                          1,554,925         20,369
 Index 500 Portfolio                                                       1,471,839         16,026
 Mid Cap Portfolio                                                           425,911         10,851

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2 SHARES
 Small Cap Fund                                                              308,330         11,604
 Global Asset Allocation Fund                                                114,185         22,414
 Developing Markets Securities Fund                                           89,912         82,883

GOLDMAN SACHS VARIABLE INSURANCE TRUST
 Capital Growth Fund                                                       1,316,595         16,948
 CORE Small Cap Equity Fund                                                    1,648              2
 Mid Cap Value Fund                                                        1,245,177         18,532

JANUS ASPEN SERIES
 Aggressive Growth Portfolio                                                 608,732          8,982
 Balanced Portfolio                                                          231,910          1,822
 Capital Appreciation Portfolio                                            8,515,774        742,677

PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS SHARES
 Foreign Bond Portfolio                                                    1,009,459         53,037
 Low Duration Portfolio                                                    2,807,017        169,110

SCUDDER VARIABLE SERIES I
 Bond Portfolio                                                            2,642,623        345,770
 Global Discovery Portfolio                                                  545,901          6,650
 Growth and Income Portfolio                                               5,368,252        867,315
 International Portfolio                                                   2,455,779        125,490
 Money Market Portfolio                                                    1,127,859        227,796

SCUDDER VARIABLE SERIES II
 Government Securities Portfolio                                           3,849,541        419,430
 High Yield Portfolio                                                        786,927         39,419
 Small Cap Growth Portfolio                                                  660,833        250,605
 Dreman High Return Equity Portfolio                                       6,244,480        370,463

WM VARIABLE TRUST - CLASS 2 SHARES
 Equity Income Fund                                                          371,540         82,434
 Mid Cap Stock Fund                                                          534,284         11,392
 Small Cap Stock Fund                                                        323,681          6,290
                                                                         -----------    -----------
                                                                         $46,284,492    $ 3,949,554
                                                                         ===========    ===========

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

5.      FINANCIAL HIGHLIGHTS

        The Company sells variable annuity insurance products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options as discussed in Note 3.




                                                                            UNIT             NET
                                                         UNITS           FAIR VALUE        ASSETS
                                                       --------       ----------------   ---------
CALVERT VARIABLE SERIES, INC
 Social Small Cap Growth Portfolio           2001(1)       1,192      $10.74 to $10.78     $12,825

DREYFUS VARIABLE INVESTMENT FUND -
 SERVICE CLASS SHARES
 Quality Bond Portfolio                      2001(1)      94,796       10.18 to  10.22     967,361
 Small Cap Portfolio                         2001(1)      62,921        9.66 to   9.69     608,832

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND -
 SERVICE CLASS SHARES                        2001(1)       3,517        8.42 to   8.45      29,701
FIDELITY VARIABLE INSURANCE PRODUCT FUNDS
 VIP - SERVICE CLASS SHARES
 Growth Portfolio                            2001(1)     174,575        8.81 to   8.84   1,540,686
 Index 500 Portfolio                         2001(1)     159,212        9.16 to   9.19   1,460,760
 Mid Cap Portfolio                           2001(1)      41,977       10.31 to  10.35     433,775

FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST - CLASS 2 SHARES
 Small Cap Fund                              2001(1)      33,386        9.37 to   9.40     313,537
 Global Asset Allocation Fund                2001(1)       9,886        9.17 to   9.20      90,828
 Developing Markets Securities Fund          2001         13,183        6.25 to   6.31      82,948

GOLDMAN SACHS VARIABLE INSURANCE TRUST
 Capital Growth Fund                         2001(1)     143,747        8.93 to   8.96   1,286,804
 CORE Small Cap Equity Fund                  2001(1)         178       10.22 to  10.25       1,823
 Mid Cap Value Fund                          2001(1)     116,272       10.62 to  10.66   1,237,971

JANUS ASPEN SERIES
 Aggressive Growth Portfolio                 2001(1)      75,042        7.69 to   7.72     578,445
 Balanced Portfolio                          2001(1)      24,045        9.64 to   9.67     232,392
 Capital Appreciation Portfolio              2001      1,699,767        5.26 to   5.31   8,989,902


                                                            EXPENSE             TOTAL
                                            INVESTMENT       RATIO **          RETURN ***
                                             INCOME        LOWEST TO           LOWEST TO
                                              RATIO *       HIGHEST             HIGHEST
                                            ----------    -------------    --------------------
CALVERT VARIABLE SERIES, INC
 Social Small Cap Growth Portfolio            0.00%       0.00% - 0.62%       5.91% to 6.26%

DREYFUS VARIABLE INVESTMENT FUND -
 SERVICE CLASS SHARES
 Quality Bond Portfolio                       5.89%       0.19% - 0.45%       1.52% to 1.85%
 Small Cap Portfolio                          0.40%       0.16% - 0.49%     (3.97)% to (3.65)%

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND -
 SERVICE CLASS SHARES                         0.00%       0.00% - 0.97%    (17.14)% to (16.87)%
FIDELITY VARIABLE INSURANCE PRODUCT FUNDS
 VIP - SERVICE CLASS SHARES
 Growth Portfolio                             0.00%       0.16% - 0.48%    (13.27)% to (12.98)%
 Index 500 Portfolio                          0.00%       0.18% - 0.49%     (9.66)% to (9.36)%
 Mid Cap Portfolio                            0.00%       0.18% - 0.38%       2.75% to 3.09%

FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST - CLASS 2 SHARES
 Small Cap Fund                               0.12%       0.15% - 0.52%     (7.32)% to (7.01)%
 Global Asset Allocation Fund                 0.73%       0.02% - 0.52%     (9.02)% to (8.72)%
 Developing Markets Securities Fund           0.96%       0.04% - 0.58%     (9.63)% to (9.10)%

GOLDMAN SACHS VARIABLE INSURANCE TRUST
 Capital Growth Fund                          0.47%       0.17% - 0.48%    (11.97)% to (11.68)%
 CORE Small Cap Equity Fund                   1.43%       0.00% - 0.94%       1.44% to 1.78%
 Mid Cap Value Fund                           2.55%       0.18% - 0.49%       5.96% to 6.32%

JANUS ASPEN SERIES
 Aggressive Growth Portfolio                  0.00%       0.16% - 0.47%    (23.19)% to (22.93)%
 Balanced Portfolio                           3.17%       0.01% - 0.61%     (4.29)% to (3.97)%
 Capital Appreciation Portfolio               1.43%       0.22% - 0.50%    (23.00)% to (22.55)%

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

5.      FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                         UNIT               NET
                                                       UNITS           FAIR VALUE          ASSETS
                                                     ---------     ------------------    ----------
PIMCO VARIABLE INSURANCE TRUST -
ADMINISTRATIVE CLASS SHARES
 Foreign Bond Portfolio                  2001          92,153      $ 11.13 to $ 11.23    $ 1,031,305
 Low Duration Portfolio                  2001         262,740        11.13 to   11.23      2,940,203

SCUDDER VARIABLE SERIES I
 Bond Portfolio                          2001         242,471        11.18 to   11.28      2,726,895
 Global Discovery Portfolio              2001(1)       64,215         8.42 to    8.45        541,811
 Growth and Income Portfolio             2001         657,768         8.18 to    8.25      5,411,655
 International Portfolio                 2001         406,986         5.34 to    5.39      2,186,508
 Money Market Portfolio                  2001          95,622        10.58 to   10.68      1,019,555

SCUDDER VARIABLE SERIES II
 Government Securities Portfolio         2001         347,084        11.42 to   11.52      3,985,508
 High Yield Portfolio                    2001          83,213         9.16 to    9.24        766,622
 Small Cap Growth Portfolio              2001         114,717         4.52 to    4.56        521,450
 Dreman High Return Equity
  Portfolio                              2001         519,114        13.47 to   13.59      7,031,580

WM VARIABLE TRUST - CLASS 2 SHARES
 Equity Income Fund                      2001(1)       27,784        10.23 to   10.26        284,573
 Mid Cap Stock Fund                      2001(1)       52,598        10.52 to   10.56        554,639
 Small Cap Stock Fund                    2001(1)       34,908         9.59 to    9.63        335,595


                                                     EXPENSE               TOTAL
                                       INVESTMENT    RATIO **            RETURN ***
                                         INCOME     LOWEST TO            LOWEST TO
                                         RATIO *     HIGHEST              HIGHEST
                                       ----------  ------------     --------------------
PIMCO VARIABLE INSURANCE TRUST -
ADMINISTRATIVE CLASS SHARES
 Foreign Bond Portfolio                   3.76%    0.21% - 0.47%       5.79% to 6.41%
 Low Duration Portfolio                   4.95%    0.23% - 0.43%       5.90% to 6.41%

SCUDDER VARIABLE SERIES I
 Bond Portfolio                           3.91%    0.22% - 0.42%       4.04% to 4.56%
 Global Discovery Portfolio               0.00%    0.16% - 0.50%    (16.05)% to (15.77)%
 Growth and Income Portfolio              1.24%    0.25% - 0.49%    (12.78)% to (12.29)%
 International Portfolio                  0.26%    0.22% - 0.48%    (32.03)% to (31.60)%
 Money Market Portfolio                   3.00%    0.10% - 0.72%       2.17% to 2.67%

SCUDDER VARIABLE SERIES II
 Government Securities Portfolio 2001     2.72%    0.23% - 0.43%       5.74% to 6.27%
 High Yield Portfolio                     2.17%    0.22% - 0.48%       1.00% to 1.44%
 Small Cap Growth Portfolio               0.00%    0.25% - 0.40%    (30.02)% to (29.62)%
 Dreman High Return Equity
  Portfolio                               0.87%    0.23% - 0.49%       0.00% to 0.50%

WM VARIABLE TRUST - CLASS 2 SHARES
 Equity Income Fund                       0.78%    0.11% - 0.70%       1.79% to 2.12%
 Mid Cap Stock Fund                       0.01%    0.18% - 0.46%       4.46% to 4.81%
 Small Cap Stock Fund                     1.59%    0.19% - 0.46%     (5.63)% to (5.32)%


(1)     For the period beginning May 1, 2001 and ended December 31, 2001

* These amounts represent annualized dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest

** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, to average net assets for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units or administrative charges levied as a direct charge to the contract holders' accounts; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6.      UNITS ISSUED AND REDEEMED


                                                           INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                                                 STANDARD BENEFIT UNIT ACTIVITY DURING:
                                                --------------------------------------------------------------------- ACCUMULATION
                                                            2000                                2001                    UNIT VALUE
                                                 UNITS      UNITS       UNITS      UNITS        UNITS        UNITS     DECEMBER 31,
                                                 ISSUED    REDEEMED  OUTSTANDING   ISSUED      REDEEMED   OUTSTANDING     2001
                                                --------   --------  -----------  --------     --------   ----------- -------------
CALVERT VARIABLE SERIES, INC. SUBACCOUNT:
 Social Small Cap Growth Portfolio                    --         --          --         --           --           --    $  10.78

DREYFUS VARIABLE INVESTMENT FUND
 SUBACCOUNTS:
 Quality Bond Portfolio                               --         --          --     41,842         (727)      41,115       10.22
 Small Cap Portfolio                                  --         --          --     31,487         (333)      31,154        9.69

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC
 SUBACCOUNT:
 Socially Responsible Growth fund                     --         --          --      2,922           --        2,922        8.45
FIDELITY VARIABLE INSURANCE PRODUCT FUNDS VIP
 SUBACCOUNTS:
 Growth Portfolio                                     --         --          --     85,185         (892)      84,293        8.84
 Index 500 Portfolio                                  --         --          --     77,094         (610)      76,484        9.19
 Mid Cap Portfolio                                    --         --          --     17,224         (846)      16,378       10.35

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST SUBACCOUNTS:
 Small Cap Fund                                       --         --          --     18,208       (1,057)      17,151        9.40
 Global Asset Allocation Fund                         --         --          --      5,120         (171)       4,949        9.20
 Developing Markets Securities Fund                2,556         (6)      2,550      4,428       (1,740)       5,238        6.31
GOLDMAN SACHS VARIABLE INSURANCE TRUST
 SUBACCOUNTS:
 Capital Growth Fund                                  --         --          --     69,920       (1,064)      68,856        8.96
 CORE Small Cap Equity Fund                           --         --          --         11           --           11       10.25
 Mid Cap Value Fund                                   --         --          --     57,916       (1,144)      56,772       10.66

JANUS ASPEN SERIES SUBACCOUNTS:
 Aggressive Growth Portfolio                          --         --          --     36,328         (330)      35,998        7.72
 Balanced Portfolio                                   --         --          --     16,405          (42)      16,363        9.67
 Capital Appreciation Portfolio                  194,307     (6,119)    188,188    658,498      (57,965)     788,721        5.31

PIMCO VARIABLE INSURANCE TRUST
 SUBACCOUNTS:
 Foreign Bond Portfolio                            3,692        (62)      3,630     40,364       (2,510)      41,484       11.23
 Low Duration Portfolio ***                       15,083       (243)     14,840    102,455       (9,022)     108,273       11.23

SCUDDER VARIABLE SERIES I* SUBACCOUNTS:
 Bond Portfolio                                   19,884       (341)     19,543     92,767      (14,223)      98,087       11.28
 Global Discovery Portfolio                           --         --          --     32,305         (313)      31,992        8.45
 Growth and Income Portfolio                      74,855     (1,281)     73,574    253,414      (27,853)     299,135        8.25
 International Portfolio                          19,190       (637)     18,553    182,442       (7,287)     193,708        5.39
 Money Market Portfolio                           10,160     (5,307)      4,853     81,867      (15,993)      70,727       10.68

SCUDDER VARIABLE SERIES II** SUBACCOUNTS:
 Government Securities Portfolio                  22,692       (382)     22,310    134,540       (9,786)     147,064       11.52
 High Yield Portfolio                                556         (1)        555     39,313         (389)      39,479        9.24
 Small Cap Growth Portfolio                       14,809       (116)     14,693     41,009       (8,612)      47,090        4.56
 Dreman High Return Equity Portfolio              37,460       (681)     36,779    218,521      (10,057)     245,243       13.59

WM VARIABLE TRUST SUBACCOUNTS:
 Equity Income Fund                                   --         --          --      9,692         (413)       9,279       10.26
 Mid Cap Stock Fund                                   --         --          --     26,021       (1,206)      24,815       10.56
 Small Cap Stock Fund                                 --         --          --     17,080         (837)      16,243        9.63


*       Formerly named Scudder Variable Life Investment Fund

**      Formerly named Kemper Variable Series

**      *Formerly named PIMCO Low Duration Bond Portfolio

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6.      UNITS ISSUED AND REDEEMED (CONTINUED)


                                                          INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                                        GUARANTEED MINIMUM DEATH BENEFIT UNIT ACTIVITY DURING:
                                                --------------------------------------------------------------------- ACCUMULATION
                                                            2000                                2001                    UNIT VALUE
                                                 UNITS      UNITS       UNITS      UNITS        UNITS        UNITS     DECEMBER 31,
                                                 ISSUED    REDEEMED  OUTSTANDING   ISSUED      REDEEMED   OUTSTANDING     2001
                                                --------   --------  -----------  --------     --------   ----------- -------------
CALVERT VARIABLE SERIES, INC. SUBACCOUNT:
 Social Small Cap Growth Portfolio                    --         --          --        687           --          687    $  10.76

DREYFUS VARIABLE INVESTMENT FUND
 SUBACCOUNTS:
 Quality Bond Portfolio                               --         --          --     16,794         (975)      15,819       10.20
 Small Cap Portfolio                                  --         --          --      9,398         (596)       8,802        9.67

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC
 SUBACCOUNT:
 Socially Responsible Growth fund                     --         --          --        416          (30)         386        8.43

FIDELITY VARIABLE INSURANCE PRODUCT FUNDS VIP
 SUBACCOUNTS:
 Growth Portfolio                                     --         --          --     26,701       (1,716)      24,985        8.82
 Index 500 Portfolio                                  --         --          --     27,585       (1,236)      26,349        9.17
 Mid Cap Portfolio                                    --         --          --      9,204         (276)       8,928       10.33

FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST SUBACCOUNTS:
 Small Cap Fund                                       --         --          --      4,820         (337)       4,483        9.39
 Global Asset Allocation Fund                         --         --          --        269          (28)         241        9.19
 Developing Markets Securities Fund                2,951         (7)      2,944      2,807       (2,942)       2,809        6.28

GOLDMAN SACHS VARIABLE INSURANCE TRUST
 SUBACCOUNTS:
 Capital Growth Fund                                  --         --          --     22,307       (1,182)      21,125        8.95
 CORE Small Cap Equity Fund                           --         --          --        167           --          167       10.24
 Mid Cap Value Fund                                   --         --          --     19,298       (1,129)      18,169       10.64

JANUS ASPEN SERIES SUBACCOUNTS:
 Aggressive Growth Portfolio                          --         --          --     11,051         (647)      10,404        7.70
 Balanced Portfolio                                   --         --          --        436           --          436        9.66
 Capital Appreciation Portfolio                   55,356       (103)     55,253    247,545      (35,934)     266,864        5.28

PIMCO VARIABLE INSURANCE TRUST
 SUBACCOUNTS:
 Foreign Bond Portfolio                            1,199         --       1,199     16,739       (1,457)      16,481       11.18
 Low Duration Portfolio ***                        4,986         (5)      4,981     54,839       (4,917)      54,903       11.18

SCUDDER VARIABLE SERIES I* SUBACCOUNTS:
 Bond Portfolio                                    7,426         (5)      7,421     58,167       (8,758)      56,830       11.23
 Global Discovery Portfolio                           --         --          --      9,392         (557)       8,835        8.43
 Growth and Income Portfolio                      25,624       (132)     25,492    115,292      (26,179)     114,605        8.22
 International Portfolio                          11,915        (80)     11,835     63,941       (9,990)      65,786        5.37
 Money Market Portfolio                            1,374                  1,374      7,116       (1,426)       7,064       10.63

SCUDDER VARIABLE SERIES II** SUBACCOUNTS:
 Government Securities Portfolio                   7,261        (12)      7,249     72,852       (5,772)      74,329       11.47
 High Yield Portfolio                              1,174         --       1,174     13,733       (1,970)      12,937        9.20
 Small Cap Growth Portfolio                       11,732         (4)     11,728     26,241      (17,174)      20,795        4.54
 Dreman High Return Equity Portfolio              16,673       (431)     16,242     79,515       (9,717)      86,040       13.53

WM VARIABLE TRUST SUBACCOUNTS:
 Equity Income Fund                                   --         --          --      2,954           --        2,954       10.24
 Mid Cap Stock Fund                                   --         --          --     11,518         (294)      11,224       10.54
 Small Cap Stock Fund                                 --         --          --      6,701         (383)       6,318        9.61


*       Formerly named Scudder Variable Life Investment Fund

**      Formerly named Kemper Variable Series

**      Formerly named PIMCO Low Duration Bond Portfolio

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6.      UNITS ISSUED AND REDEEMED (CONTINUED)


                                                          INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                                      GUARANTEED RETIREMENT DEATH BENEFIT UNIT ACTIVITY DURING:
                                                --------------------------------------------------------------------- ACCUMULATION
                                                            2000                                2001                    UNIT VALUE
                                                 UNITS      UNITS       UNITS      UNITS        UNITS        UNITS     DECEMBER 31,
                                                 ISSUED    REDEEMED  OUTSTANDING   ISSUED      REDEEMED   OUTSTANDING     2001
                                                --------   --------  -----------  --------     --------   ----------- -------------
CALVERT VARIABLE SERIES, INC. SUBACCOUNT:
 Social Small Cap Growth Portfolio                    --         --          --        505           --          505    $  10.76

DREYFUS VARIABLE INVESTMENT FUND
 SUBACCOUNTS:
 Quality Bond Portfolio                               --         --          --     20,054       (1,162)      18,892       10.20
 Small Cap Portfolio                                  --         --          --     10,522         (499)      10,023        9.67
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC
 SUBACCOUNT:
 Socially Responsible Growth fund                     --         --          --         --           --           --        8.43

FIDELITY VARIABLE INSURANCE PRODUCT FUNDS VIP
 SUBACCOUNTS:
 Growth Portfolio                                     --         --          --     30,028       (1,449)      28,579        8.82
 Index 500 Portfolio                                  --         --          --     24,897       (1,001)      23,896        9.17
 Mid Cap Portfolio                                    --         --          --      9,389         (462)       8,927       10.33

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST SUBACCOUNTS:
 Small Cap Fund                                       --         --          --      5,221         (289)       4,932        9.39
 Global Asset Allocation Fund                         --         --          --      2,931       (2,046)         885        9.19
 Developing Markets Securities Fund                6,403       (356)      6,047      5,414       (6,325)       5,136        6.28

GOLDMAN SACHS VARIABLE INSURANCE TRUST
 SUBACCOUNTS:
 Capital Growth Fund                                  --         --          --     23,648       (1,020)      22,628        8.95
 CORE Small Cap Equity Fund                           --         --          --         --           --           --          --
 Mid Cap Value Fund                                   --         --          --     18,572         (980)      17,592       10.64

JANUS ASPEN SERIES SUBACCOUNTS:
 Aggressive Growth Portfolio                          --         --          --     13,648         (562)      13,086        7.70
 Balanced Portfolio                                   --         --          --      2,427          (69)       2,358        9.66
 Capital Appreciation Portfolio                  121,778     (1,099)    120,679    277,672      (45,835)     352,516        5.28

PIMCO VARIABLE INSURANCE TRUST SUBACCOUNTS:
 Foreign Bond Portfolio                              616        (95)        521     18,970       (1,043)      18,448       11.18
 Low Duration Portfolio ***                        3,337       (265)      3,072     58,665       (4,347)      57,390       11.18

SCUDDER VARIABLE SERIES I* SUBACCOUNTS:
 Bond Portfolio                                    4,586       (407)      4,179     57,226       (5,853)      55,552       11.23
 Global Discovery Portfolio                           --         --          --     10,268         (442)       9,826        8.43
 Growth and Income Portfolio                      40,181       (536)     39,645    122,167      (33,009)     128,803        8.22
 International Portfolio                           6,687        (29)      6,658     65,138       (6,960)      64,836        5.37
 Money Market Portfolio                            4,551                  4,551      9,240       (1,715)      12,076       10.63

SCUDDER VARIABLE SERIES II** SUBACCOUNTS:
 Government Securities Portfolio                   5,667       (438)      5,229     71,666       (6,240)      70,655       11.47
 High Yield Portfolio                                718         --         718     15,931       (1,865)      14,784        9.20
 Small Cap Growth Portfolio                       14,250       (337)     13,913     29,365      (13,500)      29,778        4.54
 Dreman High Return Equity Portfolio              19,039       (585)     18,454     79,468       (7,809)      90,113       13.53

WM VARIABLE TRUST SUBACCOUNTS:
 Equity Income Fund                                   --         --          --      4,718           --        4,718       10.24
 Mid Cap Stock Fund                                   --         --          --      8,916         (387)       8,529       10.54
 Small Cap Stock Fund                                 --         --          --      5,449         (543)       4,906        9.61



*       Formerly named Scudder Variable Life Investment Fund

**      Formerly named Kemper Variable Series

**      Formerly named PIMCO Low Duration Bond Portfolio

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6.      UNITS ISSUED AND REDEEMED (CONTINUED)


                                                          INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                                    DEATH BENEFIT AND GUARANTEED RETIREMENT UNIT ACTIVITY DURING:
                                                --------------------------------------------------------------------- ACCUMULATION
                                                            2000                                2001                    UNIT VALUE
                                                 UNITS      UNITS       UNITS      UNITS        UNITS        UNITS     DECEMBER 31,
                                                 ISSUED    REDEEMED  OUTSTANDING   ISSUED      REDEEMED   OUTSTANDING     2001
                                                --------   --------  -----------  --------     --------   ----------- -------------
CALVERT VARIABLE SERIES, INC. SUBACCOUNT:
 Social Small Cap Growth Portfolio                    --         --          --         --           --           --    $  10.74

DREYFUS VARIABLE INVESTMENT FUND
 SUBACCOUNTS:
 Quality Bond Portfolio                               --         --          --     19,623         (653)      18,970       10.18
 Small Cap Portfolio                                  --         --          --     14,242       (1,300)      12,942        9.66

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC
 SUBACCOUNT:
 Socially Responsible Growth fund                     --         --          --        209           --          209        8.42

FIDELITY VARIABLE INSURANCE PRODUCT FUNDS VIP
 SUBACCOUNTS:
 Growth Portfolio                                     --         --          --     39,841       (3,123)      36,718        8.81
 Index 500 Portfolio                                  --         --          --     34,609       (2,126)      32,483        9.16
 Mid Cap Portfolio                                    --         --          --      8,405         (661)       7,744       10.31

FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST SUBACCOUNTS:
 Small Cap Fund                                       --         --          --      7,581         (761)       6,820        9.37
 Global Asset Allocation Fund                         --         --          --      3,811                     3,811        9.17
 Developing Markets Securities Fund                  494         --         494         29         (523)          --        6.25

GOLDMAN SACHS VARIABLE INSURANCE TRUST
 SUBACCOUNTS:
 Capital Growth Fund                                  --         --          --     33,286       (2,148)      31,138        8.93
 CORE Small Cap Equity Fund                           --         --          --         --           --           --       10.22
 Mid Cap Value Fund                                   --         --          --     26,247       (2,508)      23,739       10.62

JANUS ASPEN SERIES SUBACCOUNTS:
 Aggressive Growth Portfolio                          --         --          --     16,928       (1,374)      15,554        7.69
 Balanced Portfolio                                   --         --          --      4,893           (5)       4,888        9.64
 Capital Appreciation Portfolio                   59,666     (7,896)     51,770    277,727      (37,831)     291,666        5.26

PIMCO VARIABLE INSURANCE TRUST SUBACCOUNTS:
 Foreign Bond Portfolio                              773        (47)        726     16,582       (1,568)      15,740       11.13
 Low Duration Portfolio ***                        4,809       (708)      4,101     42,844       (4,771)      42,174       11.13

SCUDDER VARIABLE SERIES I* SUBACCOUNTS:
 Bond Portfolio                                    6,506       (862)      5,644     32,249       (5,891)      32,002       11.18
 Global Discovery Portfolio                           --         --          --     14,659       (1,097)      13,562        8.42
 Growth and Income Portfolio                      28,606     (3,394)     25,212    112,773      (22,760)     115,225        8.18
 International Portfolio                           8,929       (548)      8,381     80,064       (5,789)      82,656        5.34
 Money Market Portfolio                              140         --         140      6,022         (407)       5,755       10.58

SCUDDER VARIABLE SERIES II** SUBACCOUNTS:
 Government Securities Portfolio                   7,426       (975)      6,451     60,678      (12,093)      55,036       11.42
 High Yield Portfolio                                 --         --          --     16,560         (547)      16,013        9.16
 Small Cap Growth Portfolio                       10,825     (2,449)      8,376     17,863       (9,185)      17,054        4.52
 Dreman High Return Equity Portfolio              15,449     (1,734)     13,715     94,106      (10,103)      97,718       13.47

WM VARIABLE TRUST SUBACCOUNTS:
 Equity Income Fund                                   --         --          --     19,120       (8,287)      10,833       10.23
 Mid Cap Stock Fund                                   --         --          --      8,627         (597)       8,030       10.52
 Small Cap Stock Fund                                 --         --          --      8,264         (823)       7,441        9.59



*       Formerly named Scudder Variable Life Investment Fund

**      Formerly named Kemper Variable Series

**      *Formerly named PIMCO Low Duration Bond Portfolio

FARMERS NEW WORLD LIFE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
REPORT ON AUDITS OF FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of Farmers New World Life Insurance Company


In our opinion, the accompanying balance sheet and the related statements of income, of comprehensive income, of stockholder's equity, and of cash flows present fairly, in all material respects, the financial position of Farmers New World Life Insurance Company (a wholly-owned subsidiary of Farmers Group, Inc.) (the Company) at December 31, 2001, and the results of its operations and its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion. The financial statements of the Company as of December 31, 2000 and for the years ended December 31, 2000 and 1999, were audited by other independent accountants whose report dated February 12, 2001, expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP

Seattle, Washington
February 4, 2002

INDEPENDENT AUDITORS' REPORT

Board of Directors
Farmers New World Life Insurance Company
Mercer Island, Washington

We have audited the accompanying balance sheets of Farmers New World Life Insurance Company (a wholly owned subsidiary of Farmers Group, Inc.) (the Company) as of December 31, 2000 and 1999, and the related statements of income, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, these financial statements present fairly, in all material respects, the financial position of Farmers New World Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

February 12, 2001
Seattle, Washington

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
BALANCE SHEETS
DECEMBER 31, 2001 AND 2000
(IN THOUSANDS)

                                                                             2001             2000
                                                                         -----------      -----------
                               ASSETS
Investments (Notes 2 and 3):
  Bonds, classified as available-for-sale, at fair value                 $ 3,994,357      $ 3,692,444
  Redeemable preferred stocks, classified as available-for-sale,
    at fair value                                                             21,307           30,646
  Nonredeemable preferred stocks, classified as available-for-sale,
    at fair value (cost: $11,128 and $11,128)                                 12,245           11,500
  Common stocks, classified as available-for-sale, at fair value
    (cost: $272,339 and $241,781)                                            262,927          212,428
  Mortgage loans on real estate, net of accumulated depreciation
    and allowance for losses                                                  28,901           36,984
  Investment real estate, net of allowance for losses                         80,814           89,426
  Surplus notes and certificates of contribution of the P&C Group
    (Note 15)                                                                490,500          502,500
  Policy loans                                                               232,287          218,162
  Joint ventures                                                               3,624            4,651
  S&P 500 call options, at fair value (cost: $36,453 and $29,696)             12,690           26,271
  Notes receivable                                                            12,435            5,279
                                                                         -----------      -----------
    Total investments                                                      5,152,087        4,830,291

Cash and cash equivalents                                                    168,526           64,484
Accrued investment income                                                     59,660           62,906
Other receivables                                                            195,490           54,014
Deferred policy acquisition costs                                            561,248          537,981
Value of business acquired (Notes 1 and 4)                                   274,531          300,141
Property and equipment, net of accumulated depreciation of $17,466
  and $15,229                                                                 22,477           20,723
Securities lending collateral (Note 5)                                        12,925          335,968
Other assets                                                                   6,786            2,575
Separate accounts                                                             53,074            8,423
                                                                         -----------      -----------
    Total                                                                $ 6,506,804      $ 6,217,506
                                                                         ===========      ===========

                 LIABILITIES AND STOCKHOLDER'S EQUITY
Policy liabilities and accruals:
  Future policy benefits                                                 $ 3,858,012      $ 3,598,381
  Policy claims                                                               38,076           32,509
                                                                         -----------      -----------
    Total policy liabilities and accruals                                  3,896,088        3,630,890
                                                                         -----------      -----------
Other policyholder funds and dividends                                       264,458          141,547
                                                                         -----------      -----------
Accrued expenses and other liabilities:
  Securities lending liability (Note 5)                                       12,925          335,968
  Death benefit liability                                                     60,980           42,010
  Other liabilities                                                          188,739           80,253
  Separate accounts                                                           53,074            8,423
                                                                         -----------      -----------
    Total accrued expenses and other liabilities                             315,718          466,654
                                                                         -----------      -----------
Income taxes (Note 6):
  Current                                                                         --           18,496
  Deferred                                                                   112,541          101,057
                                                                         -----------      -----------
    Total income taxes                                                       112,541          119,553
                                                                         -----------      -----------
    Total liabilities                                                      4,588,805        4,358,644
                                                                         -----------      -----------
Commitments and contingencies (Notes 7 and 9)
Stockholder's equity:
  Common stock ($1 par value - 25,000,000 shares authorized,
    6,600,000 shares issued and outstanding at 2001 and 2000,
    respectively)                                                              6,600            6,600
  Additional paid-in capital                                                 994,246          994,246
  Accumulated other comprehensive income (loss), net of
    deferred tax (expense) benefit of ($22,882) and $6,723                    42,496          (12,486)
  Retained earnings (Note 8)                                                 874,657          870,502
                                                                         -----------      -----------
    Total stockholder's equity                                             1,917,999        1,858,862
                                                                         -----------      -----------
    Total liabilities and stockholder's equity                           $ 6,506,804      $ 6,217,506
                                                                         ===========      ===========


    The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
(IN THOUSANDS)


                                                                2001            2000            1999
                                                             ---------       ---------       ---------
Revenues:
  Net premiums earned (Note 9)                               $ 274,844       $ 228,519       $ 209,683
  Universal life and annuity policy charges                    218,258         214,504         210,639
  Net investment income (Note 2)                               331,378         321,989         307,674
  Net realized investment gains (Note 2)                        41,319          62,285          24,159
  Impairment losses on investments (Note 2)                    (82,764)        (22,429)             --
  Other income                                                     665             181              36
                                                             ---------       ---------       ---------
    Total revenues                                             783,700         805,049         752,191
                                                             ---------       ---------       ---------
Benefits and expenses:
  Death and other benefits                                     165,076         141,759         137,798
  Increase in liability for future life policy benefits        115,324          76,327          52,200
  Interest credited to policyholders                           178,821         162,888         157,831
  Underwriting, acquisition and insurance expenses:
    Amortization of deferred policy acquisition costs           75,009          85,908          83,187
    Amortization of value of business acquired                  22,399          22,849          19,394
    Life net commissions                                          (963)          3,881          13,520
    General and administrative expenses                         55,097          51,431          44,077
                                                             ---------       ---------       ---------
    Total benefits and expenses                                610,763         545,043         508,007
                                                             ---------       ---------       ---------
    Income before provision (benefit) for income taxes         172,937         260,006         244,184
                                                             ---------       ---------       ---------
Provision (benefit) for income taxes (Note 6):
  Current                                                       73,797         105,294          85,426
  Deferred                                                     (17,015)        (14,903)            553
                                                             ---------       ---------       ---------
    Total provisions for income taxes                           56,782          90,391          85,979
                                                             ---------       ---------       ---------
    Net income                                               $ 116,155       $ 169,615       $ 158,205
                                                             =========       =========       =========


    The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
(IN THOUSANDS)


                                                                                     2001            2000            1999
                                                                                  ---------       ---------       ---------
Net income                                                                        $ 116,155       $ 169,615       $ 158,205

Other comprehensive income, net of tax:
  Unrealized holding gains (losses) on securities:
     Unrealized holding gains (losses) on securities, net of tax
       provision (benefit) of $21,577, $40,608 and ($86,906)                         40,071          75,415        (161,397)
     Reclassification adjustment for losses (gains) included in net income, net of tax provision (benefit) of ($14,599), $9,056
       and $7,909                                                                    27,113         (16,818)        (14,688)
                                                                                  ---------       ---------       ---------
     Net unrealized holding gains (losses) on securities, net of tax
       provision (benefit) of $36,176, $31,552 and ($94,815)                         67,184          58,597        (176,085)

   Effect of the change in net unrealized gains and losses on other insurance accounts, net of tax provision (benefit) of ($6,570),
     ($13,311) and $28,332                                                          (12,202)        (24,720)         52,617
                                                                                  ---------       ---------       ---------
     Other comprehensive income (loss)                                               54,982          33,877        (123,468)
                                                                                  ---------       ---------       ---------
Comprehensive income                                                              $ 171,137       $ 203,492       $  34,737
                                                                                  =========       =========       =========


    The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
(IN THOUSANDS)

                                                                                         ACCUMULATED
                                                                          ADDITIONAL        OTHER                         TOTAL
                                                            COMMON          PAID-IN     COMPREHENSIVE     RETAINED    STOCKHOLDER'S
                                                             STOCK          CAPITAL     INCOME (LOSS)     EARNINGS        EQUITY
                                                          -----------     -----------   -------------   -----------   -------------
Balance, January 1, 1999                                  $     6,600     $   994,246    $    77,105    $   542,682    $ 1,620,633

Net income                                                         --              --             --        158,205        158,205
Unrealized losses on available-for-sale investments
  arising during the period, net of tax of ($186,906)              --              --       (161,397)            --       (161,397)
Reclassification adjustment for gains included in net
  income, net of tax, of $7,909                                    --              --        (14,688)            --        (14,688)
Change in effect of unrealized gains on other
  insurance accounts, net of tax of $28,332                        --              --         52,617             --         52,617
                                                          -----------     -----------    -----------    -----------    -----------
Balance, December 31, 1999                                      6,600         994,246        (46,363)       700,887      1,655,370

Net income                                                         --              --             --        169,615        169,615
Unrealized gains on available-for-sale investments
  arising during the period, net of tax of $40,608                 --              --         75,415             --         75,415
Reclassification adjustment for gains included in net
  income, net of tax of $9,056                                     --              --        (16,818)            --        (16,818)
Change in effect of unrealized losses on other
  insurance accounts, net of tax of ($13,311)                      --              --        (24,720)            --        (24,720)
                                                          -----------     -----------    -----------    -----------    -----------
Balance, December 31, 2000                                      6,600         994,246        (12,486)       870,502      1,858,862

Net income                                                         --              --             --        116,155        116,155
Unrealized gains on available-for-sale investments
  arising during the period, net of tax of $21,577                 --              --         40,071             --         40,071
Reclassification adjustment for losses included in net
  income, net of tax of ($14,599)                                  --              --         27,113             --         27,113
Change in effect of unrealized losses on other
  insurance accounts, net of tax of $6,570                         --              --        (12,202)            --        (12,202)
Dividends paid                                                     --              --             --       (112,000)      (112,000)
                                                          -----------     -----------    -----------    -----------    -----------
Balance, December 31, 2001                                $     6,600     $   994,246    $    42,496    $   874,657    $ 1,917,999
                                                          ===========     ===========    ===========    ===========    ===========


    The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
(IN THOUSANDS)


                                                                         2001              2000             1999
                                                                     -----------       -----------       -----------
Cash flows from operating activities:
   Net income                                                        $   116,155       $   169,615       $   158,205
   Adjustments to reconcile net income to net cash provided by operating activities:
     Interest credited to universal life and investment-type
       contracts                                                         144,483           138,801           162,808
     Realized investment (gains) losses                                  (41,319)          (62,285)          (24,159)
     Impairment losses on investments                                     82,764            22,429                --
     Amortization of deferred policy acquisition costs and VOBA           97,408           108,757           102,581
     Amortization of bond and mortgage-backed security discount
       and premium, net                                                    7,674             2,223             2,114
     Capitalization of deferred policy acquisition costs and
       VOBA, net                                                        (113,837)         (105,283)          (99,568)
     Deferred income tax (benefit) expense                               (17,015)          (14,903)              553
     Depreciation                                                          5,724             1,260             2,606
     Cash provided by (used in) changes in operating assets and liabilities:
       Federal income taxes payable                                      (18,496)            8,490             5,826
       Life insurance policy liabilities                                 148,161            81,135            55,478
       Other policyholder funds                                          122,911            58,068            26,121
       Other                                                              (2,312)           11,047            10,654
                                                                     -----------       -----------       -----------
     Net cash provided by operating activities                           532,301           419,354           403,219
                                                                     -----------       -----------       -----------
Cash flows from investing activities:
   Purchase of bonds and stocks available for sale                    (1,732,022)         (904,259)       (1,322,589)
   Proceeds from sales or maturities of bonds and stocks
     available for sale                                                1,443,106           944,436           953,106
   Mortgage loan collections                                               8,083             4,800            18,421
   Purchase of investment real estate                                     (2,002)          (25,287)          (20,640)
   Proceeds from sale of investment real estate                            9,086             6,651            10,565
   Increase in policy loans, net                                         (14,125)          (16,475)          (16,475)
   Purchase of capital assets                                             (4,732)           (7,174)           (2,508)
   Purchase and issuance of surplus notes, certificates of
     contribution and promissory notes of the P&C Group                   (8,000)         (383,500)               --
   Purchase of options                                                    (7,957)          (10,175)           (8,216)
   Proceeds from sales or maturities of options                              518                --                --
   Other                                                                  (1,107)           (3,549)            1,891
                                                                     -----------       -----------       -----------
     Net cash used in investing activities                              (309,152)         (394,532)         (386,445)
                                                                     -----------       -----------       -----------
Cash flows from financing activities:
   Cash dividends                                                       (112,000)               --                --
   Universal life and investment-type contract deposits                  656,938           465,885           459,892
   Universal life and investment-type contract withdrawals and
     maturities                                                         (664,045)         (519,258)         (447,415)
                                                                     -----------       -----------       -----------
     Net cash (used in) provided by financing activities                (119,107)          (53,373)           12,477
                                                                     -----------       -----------       -----------
     Increase (decrease) in cash and cash equivalents                    104,042           (28,551)           29,251

Cash and cash equivalents:
   Beginning of year                                                      64,484            93,035            63,784
                                                                     -----------       -----------       -----------
   End of year                                                       $   168,526       $    64,484       $    93,035
                                                                     ===========       ===========       ===========
Supplemental disclosures of cash flow information:
  Cash paid during the year:
     Income taxes                                                    $    96,780       $    92,860       $    82,047
     Interest                                                                 --                23               125
Supplemental disclosures of noncash investing and financing
  activities:
   Unsettled purchase of certificate of contribution from
     Exchanges                                                          (107,000)               --                --
   Unsettled maturity of surplus note from Exchanges                     119,000                --                --


    The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   THE COMPANY
   The accompanying financial statements include the accounts of Farmers New World Life Insurance Company (the Company), a wholly-owned subsidiary of Farmers Group, Inc. (FGI), whose ultimate parent is Zurich Financial Services Group. FGI, a management services insurance holding company, is attorney-in-fact for three inter-insurance exchanges and their subsidiaries (the Exchanges or the P&C Group) and owns a reinsurance company, Farmers Re.

   In December 1988, BATUS Inc. (BATUS) a subsidiary of B.A.T. Industries p.l.c. (B.A.T), acquired 100% ownership of FGI and its subsidiaries for $5,212,619,000 in cash, including related expenses, through its wholly-owned subsidiary, BATUS Financial Services. Immediately thereafter, BATUS Financial Services was merged into FGI. The acquisition was accounted for as a purchase and, accordingly, the acquired assets and liabilities were recorded in the Company's balance sheet based on their estimated fair values at December 31, 1988.

   At the time of purchase, a portion of the purchase price, $530,076,000, was assigned to the Company's value of business acquired (VOBA), which represented an actuarial determination of the expected profits from the business in-force at the date of B.A.T.'s acquisition of FGI.

   In September 1998, the financial services businesses of B.A.T, which included the Company, were merged with Zurich Insurance Company (ZIC). The business of ZIC and the financial services businesses of B.A.T were transferred to Zurich Group Holding (ZGH), formerly known as Zurich Financial Services, a Swiss company with headquarters in Zurich, Switzerland. This merger was accounted for by ZGH as a pooling of interests under International Accounting Standards.

   NATURE OF OPERATIONS
   The Company concentrates its activities in the individual life insurance and annuity markets. Principal lines of business include traditional and universal whole life products, as well as term life insurance. Additionally, the Company issues flexible and single premium deferred annuities, single premium immediate annuities, equity-indexed annuities, and structured settlements, as well as variable universal life insurance and variable annuity products.

   The Company and the Exchanges operate using federally registered trade names, including Farmers Insurance Group of Companies, Farmers Insurance Group, and Farmers. In addition, the Company and the P&C Group distribute their respective insurance products through a common network of direct writing agents and district managers. As of December 31, 2001, this network consisted of approximately 14,000 direct writing agents and approximately 500 district managers, each of whom is an independent contractor. The size, efficiency, and scope of this agency force have made it a major factor in the P&C Group's and the Company's growth. Each direct writing agent is required to first submit

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   NATURE OF OPERATIONS (CONTINUED)
   business to the insurers in the Farmers Insurance Group of Companies within the classes and lines of business written by such insurers. To the extent that such insurers decline such business or do not underwrite it, the direct writing agents may offer the business to other insurers.

   The Company is currently licensed in 46 states.

   USE OF ESTIMATES
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   REVENUE RECOGNITION
   Premiums for traditional life, structured settlement contracts involving life contingencies (SSILC), and accident and health insurance products are recognized as revenues when due from policyholders. Policy withdrawal, maintenance, and other charges are recognized as income when earned.

   Revenues associated with universal life and variable universal life products consist of policy charges for the cost of insurance, policy administration fees, surrender charges, and investment income on assets allocated to support policyholder account balances on deposit. Revenues for deferred fixed and variable annuity products and structured settlement contracts not involving life contingencies (SSNILC) consist of surrender charges, investment income on assets allocated to support policyholder account balances on deposit, and administrative charges for equity-indexed annuities. Consideration received for interest-sensitive insurance, SSNILC, and annuity products are recorded as a liability when received.

   INVESTMENTS
   The Company has classified all investments in fixed maturities and equity securities as available for sale. Accordingly, these securities are carried at fair value and the unrealized gains and losses, net of deferred income taxes and other adjustments, when applicable, are included as a separate component of other comprehensive income in stockholder's equity. As of December 31, 2001 and 2000, there were no securities designated as held to maturity or trading.

   Discounts and premiums on fixed maturity investments are amortized, using the interest method, over the term of the security, or in the case of mortgage-backed securities, over the estimated life of the security. Such amortization is included in net investment income. All security transactions are recorded on a trade date basis.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   INVESTMENTS (CONTINUED)
   Changes in interest rates have a direct, inverse impact on the fair value of fixed income investments. It is reasonably possible that changes in interest rates will occur in the near term and could, as a result of such changes, have a material impact on the carrying value of available for sale fixed maturity securities, with an offsetting effect on stockholder's equity, net of the effects of amortization of deferred acquisition costs and deferred income taxes, when applicable. If a decline in the fair value of an individual fixed income investment is considered to be other than temporary, the difference between amortized book value and fair value is recorded as a realized investment loss. Fair value is based on quoted market prices. Realized gains and losses on sales of investments, recognized in the statements of income, are determined based on the net book value of individual investments.

   If a decline in the fair value of an individual equity investment is considered to be other than temporary, the difference between original cost and fair value is recorded as a realized investment loss. Fair value is based on quoted market prices. Realized gains and losses on sales of investments, recognized in the statements of income, are determined based on the cost of the individual securities.

   Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. No valuation allowance has been established as of December 31, 2001 and 2000. The Company measures impaired loans based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the loan's observable market price or the fair value of the collateral, if the loan is collateral dependent. No material amounts were recognized for impaired loans in the periods presented.

   Real estate, including related improvements, is stated at the lower of cost less accumulated depreciation or market value. Depreciation is provided on a straight-line basis over 35 years, the estimated life of the properties. Accumulated depreciation for real estate as of December 31, 2001 and 2000 was approximately $31,140,000 and $29,369,000, respectively. Cost is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated net realizable value less selling costs with the impairment loss being included in impairment losses. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired in satisfaction of debt is recorded at estimated fair value at the date of foreclosure. Valuation allowances on real estate available for sale are computed using the lower of depreciated cost or estimated fair value, net of disposition costs. There was no valuation allowance for real estate as of December 31, 2001 and 2000. No material amounts were recognized for impaired real estate in the periods presented.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   INVESTMENTS (CONTINUED)
   Policy loans are stated at unpaid balances, which approximates fair value.

   Short-term investments are stated at amortized cost, which approximates fair value.

   Partnership and joint venture interests in which the Company does not have control or majority ownership interest, are recorded using the cost method of accounting, which approximates fair value.

   S&P 500 call options are purchased as hedges against the interest liabilities generated on the equity-indexed annuity products. These call options are carried at an estimated fair value based on stock price, strike price, time to expiration, interest rates, dividends, and volatility using the methodology of the Black-Scholes option pricing formula.

   The call options effectively hedge the annuity contracts since they are both purchased and sold with identical parameters. Periodically, the value of the assets (S&P 500 call options) is matched to the potential liability (annuity contracts) to ensure the hedge has remained effective. The annuities were written based on a seven-year investment term, absent early termination by participants. Therefore, the anticipated hedge transaction (i.e. payment of interest to the policyholder at the end of the investment term and maturity of the S&P 500 call option) for each annuity is generally expected to occur in seven years or less. For the years ended December 31, 2001 and 2000, the amount of unrealized hedging losses was approximately $23,763,000 and $3,425,000, respectively.

   The S&P 500 call options are carried at estimated fair value. Unrealized gains and losses resulting from change in the estimated fair value of the call options are recorded as an adjustment to the interest liability credited to policyholders. In addition, realized gains and losses from maturity or termination of the S&P 500 call options are offset against the interest credited to policyholders during the period incurred. Premiums paid on S&P 500 call options are amortized to net investment income over the term of the contracts. There were no early terminations by annuity participants that led to maturities or sales of the S&P 500 call options during 2001, 2000 or 1999.

   DEFERRED POLICY ACQUISITION COSTS
   The costs of acquiring new insurance business that vary with, and are primarily related to, the production of new business are deferred. Such costs, which consist principally of first year commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life, universal life and deferred fixed and variable annuity products. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts. Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   DEFERRED POLICY ACQUISITION COSTS (CONTINUED)
   Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re- estimated and adjusted by a cumulative charge or credit to current operations.

   Deferred policy acquisition costs for non-participating traditional life, non-medical health and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

   Policy acquisition costs for universal life, variable universal life and deferred fixed and variable annuity products are deferred and amortized in relation to the present value of expected gross profits on the policies. Deferred policy acquisition costs include amounts associated with the unrealized gains and losses recorded as other comprehensive income, a component of stockholder's equity. Accordingly, deferred policy acquisition costs are increased or decreased for the impact of estimated future gross profits as if net unrealized gains or losses on securities had been realized at the balance sheet date. Net unrealized gains or losses on securities within other comprehensive income also reflect this impact.

   VALUE OF BUSINESS ACQUIRED
   The present value of the business acquired in the merger with B.A.T is being amortized over its actuarially determined useful life which is consistent with the decline in life insurance business that was in-force at the time of the merger.

   PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS
   Property, equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation of property and equipment has been provided using the straight-line method with estimated useful lives of 10 to 45 years for buildings and improvements and five years for furniture and equipment.

   The Company capitalizes software purchased from third parties or internally generated if the related software product under development has reached technological feasibility. Costs incurred prior to the establishment of technical feasibility are expensed as incurred. As of December 31, 2001 and 2000, unamortized software costs were $7,660,000 and $5,752,000, respectively. The Company amortizes software costs over a 5-year period and amortized $1,779,000, $775,000 and $190,000 for the years ended December 31, 2001, 2000 and 1999.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   LONG-LIVED ASSETS
   In accordance with SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets, long-lived assets and certain identifiable intangibles to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. No such impairments have occurred.

   SEPARATE ACCOUNTS
   In April 2000, the Company began issuing variable universal life and deferred variable annuity contracts. The assets and liabilities held for variable universal life and deferred variable annuity contracts are in the Separate Accounts (the Accounts) which are legally segregated from the general assets of the Company. The initial assets held in the Accounts were comprised of investments in 12 sub-accounts. An additional 18 sub-accounts were added in May 2001, for a total of 30 sub-accounts. Each sub-account invests exclusively in shares of a designated portfolio of a fund. Shares of each portfolio are purchased and redeemed at net asset value, without a sales charge. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that same portfolio. The deposits collected for variable contracts are invested at the direction of the contract holders in the sub-accounts that comprise the Accounts. Absent any contract provisions wherein the Company contractually guarantees either a minimum return or account value, the contract holders bear the investment risk that the sub-accounts may not meet their stated objectives. The sub-accounts invest in underlying mutual fund portfolios (collectively, the Funds).

   The assets of the Accounts are carried at fair value. The Accounts' liabilities represent the contract holders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Accounts accrue directly to the contract holders and, therefore, are not included in the Company's statements of income and comprehensive income. Mortality, policy administration and surrender charges to all accounts are included in the revenues of the Company.

   POLICY LIABILITIES AND ACCRUALS
   Liabilities for future policy benefits for traditional life policies are computed principally on a net level premium method reflecting estimated future investment yields, mortality, morbidity, and withdrawals. Interest rate assumptions range from 2.25% to 8.50% depending upon the year of issue. Mortality is calculated principally on select and ultimate tables in common usage in the industry, modified for Company experience, and withdrawals are estimated based primarily on experience.

   Liabilities for future policy benefits on universal life and variable universal life and deferred fixed and variable annuity products are determined under the retrospective deposit method and consist principally of policy values before any surrender charges. Liabilities for future policy benefits on SSNILC are recorded when the payments are received.

   Unpaid policy claims include claims in the course of settlement and a provision for claims incurred but not reported, based on past experience.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   CASH AND CASH EQUIVALENTS
   The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

   INCOME TAXES
   The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the differences are expected to be recovered or settled.

   ACCOUNTING PRONOUNCEMENTS
   In 1998, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities. This Statement establishes accounting and reporting standards for derivative instruments (including certain derivative instruments embedded in other contracts) and for hedging activities. SFAS No. 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at market value. Subsequently, in June 1999, the FASB released SFAS No. 137, Deferral of the Effective Date of FASB Statement No. 133, which deferred the effective date of SFAS No. 133 to fiscal years beginning after June 15, 2000. Finally, in June 2000, the FASB released SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities. This Statement amends the accounting and reporting standards of SFAS No. 133 for the following items: normal purchases and normal sales exception, interest rate risk, recognized foreign currency denominated debt instruments and intercompany derivatives. This Statement also amends SFAS No. 133 for certain provisions related to the implementation guidance arising from the Derivative Implementation Group process. SFAS No. 133, No. 137 and No. 138 are effective for financial statements issued by the Company for periods beginning after December 31, 2000. The adoption of these Statements did not have a material impact on the Company's financial statements.

   In September 2000, the FASB issued SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. This Statement revises accounting standards for securitizations and other transfers of financial assets and collateral. SFAS No. 140 replaces SFAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, and rescinds SFAS No. 127, Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125. This Statement, which is required to be applied prospectively with certain exceptions, is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. Additionally, this Statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The adoption of this Statement did not have a material impact on the Company's financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   ACCOUNTING PRONOUNCEMENTS (CONTINUED)
   In June 2001, the FASB issued SFAS No. 141, Business Combinations. This Statement, effective for all business combinations initiated after June 30, 2001, establishes standards for accounting and reporting business combinations. It requires that all business combinations be accounted for by the purchase method and prohibits the pooling of interest method of accounting except for transactions initiated before July 1, 2001. This Statement supersedes Accounting Principles Board (APB) Opinion No. 16, Business Combinations, and FASB Statement No. 38, Accounting for Preacquisition Contingencies of Purchased Enterprises. The adoption of this Statement did not have a material impact on the Company's financial statements.

   In June 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets. This Statement addresses financial accounting and reporting for intangible assets acquired individually or with a group of other assets (but not those acquired in a business combination) at acquisition. This Statement also addresses financial accounting and reporting for goodwill and other intangible assets subsequent to their acquisition. Upon adoption of this Statement, goodwill and other intangible assets that are determined to have an indefinite useful life will no longer be amortized. Instead, goodwill will be tested annually for impairment using a two-step process. The first step is to identify a potential impairment and, in transition, this step must be measured as of the beginning of the fiscal year. The second step of the goodwill impairment test measures the amount of impairment loss (measured as of the beginning of the year of adoption), if any, and must be completed by the end of the year of initial adoption. Additionally, intangible assets with indefinite useful lives will be evaluated each reporting period to determine whether an indefinite useful life is still supportable. Further, such assets will be tested for impairment using a one-step process, which compares the fair value to the carrying amount of the asset as of the beginning of the fiscal year. Any intangible asset that is determined to have a finite useful life shall be amortized over this period and its useful life shall be evaluated each reporting period to determine whether revisions to the remaining amortization period are warranted. This Statement is effective for financial statements issued for fiscal years beginning after December 15, 2001 and supersedes APB Opinion No. 17, Intangible Assets. Early application is permitted for entities with fiscal years beginning after March 15, 2001, provided that the first interim financial statements have not previously been issued. This Statement is required to be applied at the beginning of an entity's fiscal year and to be applied to all goodwill and other intangible assets recognized in its financial statements at that date. The Company does not expect the adoption of this Statement to have a material impact on its financial statements.

   In June 2001, the FASB issued SFAS No. 143, Accounting for Asset Retirement Obligations. This Statement, effective for fiscal years beginning after June 15, 2002, establishes the standard to record the fair value of a liability for an asset retirement obligation in the period in which it is incurred. The Company does not expect the adoption of this Statement to have a material impact on its financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   ACCOUNTING PRONOUNCEMENTS (CONTINUED)
   In August 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets. This Statement addresses financial accounting and reporting for the impairment of long-lived assets and for long-lived assets to be disposed of. This Statement supersedes SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of. However, this Statement retains the fundamental provisions of SFAS No. 121 for a) recognition and measurement of the impairment of long-lived assets to be held and used and b) measurement of long-lived assets to be disposed of by sale. This Statement also supersedes the accounting and reporting provisions of APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business and Extraordinary, Unusual and Infrequently Occurring Events and Transactions, for segments of a business to be disposed of. However, this Statement retains the requirements of APB Opinion No. 30 to report discontinued operations separately from continuing operations and extends that reporting to a component of an entity that either has been disposed of or is classified as held-for-sale. The provisions of this Statement are effective for financial statements issued for fiscal years beginning after December 15, 2001, and interim periods within those fiscal years, with early application encouraged. The provisions of this Statement generally are to be applied prospectively. The Company does not expect the adoption of this Statement to have a material impact on its financial statements.

   RECLASSIFICATION
   Certain prior year amounts have been reclassified to conform to the current year presentation. These reclassifications have no effect on net income or stockholder's equity previously reported.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


2. INVESTMENTS

   INVESTMENT INCOME
   The components of investment income, by type of investment, for the years ended December 31, 2001, 2000 and 1999 were as follows (in thousands):

                                                            2001          2000          1999
                                                          --------      --------      --------
Bonds                                                     $262,851      $264,433      $270,191
Equity securities available for sale                         6,142         4,399         5,737
Mortgage loans on real estate                                3,241         3,892         5,060
Investment real estate                                      14,531        12,058         9,415
Surplus notes and certificate of contribution of the
  P&C Group                                                 37,933        27,533         7,259
Policy loans                                                17,029        15,881        14,436
Joint ventures                                                 745         1,062         1,786
Short-term investments                                       3,171         4,566         4,814
Notes receivable                                               758           307           105
Other                                                          173           445         1,008
                                                          --------      --------      --------
    Gross investment income                                346,574       334,576       319,811
Less: Investment expenses                                   15,196        12,587        12,137
                                                          --------      --------      --------
    Net investment income                                 $331,378      $321,989      $307,674
                                                          ========      ========      ========

   The Company's investment expenses included approximately $478,000, $321,000 and $737,000 in 2001, 2000 and 1999, respectively, that were paid to its parent company, FGI.

   In 2001, 2000 and 1999, approximately $1,806,000, $1,608,000 and $1,469,000, respectively, of the Company's investment expenses were paid to Zurich Scudder Investments, Inc. (ZSI), formerly known as Scudder Kemper Investments, Inc., an indirect subsidiary of Zurich.

   REALIZED GAINS AND LOSSES
   Realized investment gains (losses) on sales of investments during the years ended December 31, 2001, 2000 and 1999 were as follows (in thousands):

                                     2001           2000          1999
                                   --------       --------      --------
Bonds                              $ 32,576       $ 12,832      $ 17,558
Redeemable preferred stocks             (49)         2,688           450
Common stocks                         8,040         32,783         4,589
Investment real estate                1,801          3,928         1,562
Mortgage loans on real estate            --         10,054            --
Joint ventures                         (358)            --            --
Other                                  (691)            --            --
                                   --------       --------      --------
                                   $ 41,319       $ 62,285      $ 24,159
                                   ========       ========      ========

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


2. INVESTMENTS (CONTINUED)

   IMPAIRMENT LOSSES
   Impairment losses for the years ended December 31, 2001, 2000 and 1999 were as follows (in thousands):

                                   2001           2000            1999
                                 --------       --------       ---------
Bonds                            $(37,563)      $(22,429)      $      --
Redeemable preferred stocks          (156)            --              --
Common stocks                     (42,952)            --              --
Notes receivable                     (844)            --              --
Joint ventures                     (1,249)            --              --
                                 --------       --------       ---------
                                 $(82,764)      $(22,429)      $      --
                                 ========       ========       =========

   UNREALIZED GAINS AND LOSSES ON EQUITY SECURITIES AND JOINT VENTURES
   Gross unrealized gains (losses) pertaining to nonredeemable preferred stocks, common stocks, and joint ventures stated at fair value as of December 31, 2001 and 2000 are as follows (in thousands):

                                            GAINS         LOSSES          NET
                                          --------       --------       --------
2001
  Nonredeemable preferred stocks          $  1,154       $    (32)      $  1,122
  Common stocks                             16,509        (25,921)        (9,412)
  Joint ventures                               477           (135)           342
                                          --------       --------       --------
                                          $ 18,140       $(26,088)        (7,948)
                                          ========       ========
  Less:  Deferred federal income taxes                                     2,782
                                                                        --------
                                                                        $ (5,166)
                                                                        ========

2000
  Nonredeemable preferred stocks          $    439       $    (67)      $    372
  Common stocks                             10,539        (39,892)       (29,353)
  Joint ventures                                --           (570)          (570)
                                          --------       --------       --------
                                          $ 10,978       $(40,529)       (29,551)
                                          ========       ========
  Less:  Deferred federal income taxes                                    10,343
                                                                        --------
                                                                        $(19,208)
                                                                        ========

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


2. INVESTMENTS (CONTINUED)

   UNREALIZED GAINS AND LOSSES ON FIXED MATURITIES
   Amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair value of fixed maturities as of December 31, 2001 and 2000 are as follows (in thousands):

                                                              GROSS             GROSS           ESTIMATED
                                           AMORTIZED        UNREALIZED        UNREALIZED          FAIR
                                              COST            GAINS             LOSSES            VALUE
                                          -----------      -----------       -----------       -----------
2001
Fixed maturities available for sale:
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies               $   241,985      $     3,982       $    (3,743)      $   242,224
Obligations of states and
  political subdivisions                      172,276            9,134                --           181,410
Debt securities issued by
  foreign governments                          19,938              191                --            20,129
Corporate securities                        1,418,795           47,373           (20,692)        1,445,476
Mortgage-backed securities                  2,042,814           68,298            (5,994)        2,105,118
                                          -----------      -----------       -----------       -----------
                                            3,895,808          128,978           (30,429)        3,994,357
Redeemable preferred stock                     21,806              457              (956)           21,307
                                          -----------      -----------       -----------       -----------
                                          $ 3,917,614      $   129,435       $   (31,385)      $ 4,015,664
                                          ===========      ===========       ===========       ===========

2000
Fixed maturities available for sale:
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies               $   210,305      $     3,087       $    (1,020)      $   212,372
Obligations of states and
  political subdivisions                       34,335              785                (2)           35,118
Debt securities issued by
  foreign governments                          53,382            1,515            (1,260)           53,637
Corporate securities                        1,695,881           30,450           (38,465)        1,687,866
Mortgage-backed securities                  1,683,244           32,699           (12,492)        1,703,451
                                          -----------      -----------       -----------       -----------
                                            3,677,147           68,536           (53,239)        3,692,444
Redeemable preferred stock                     29,649            1,577              (580)           30,646
                                          -----------      -----------       -----------       -----------
                                          $ 3,706,796      $    70,113       $   (53,819)      $ 3,723,090
                                          ===========      ===========       ===========       ===========

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


2. INVESTMENTS (CONTINUED)

   MATURITIES OF FIXED MATURITIES
   The amortized cost and estimated fair value of available for sale fixed maturity securities by contractual maturity at December 31, 2001 are shown below (in thousands). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

                                                                              ESTIMATED
                                                              AMORTIZED         FAIR
                                                                COST            VALUE
                                                             ----------      ----------
Fixed maturities available for sale:
  Due in one year or less                                    $   60,417      $   62,046
  Due after one year through five years                         435,471         451,934
  Due after five years through 10 years                         726,214         736,608
  Due after 10 years                                            630,892         638,651
                                                             ----------      ----------
                                                              1,852,994       1,889,239
Mortgage-backed securities                                    2,042,814       2,105,118
Preferred stock with characteristics of debt securities          21,806          21,307
                                                             ----------      ----------
                                                             $3,917,614      $4,015,664
                                                             ==========      ==========

   In determining estimated fair value, management obtains quotations from independent sources who make markets in similar securities, generally broker/dealers. Unless representative trades of securities actually occurred at year end, these quotes are generally estimates of market value based on an evaluation of appropriate factors, such as trading in similar securities, yields, credit quality, coupon rate, maturity, type of issue, and other market data.

   Proceeds from sales and maturities of bonds and stocks and gross realized gains (losses) on such sales during the years ended December 31, 2001, 2000 and 1999 were as follows (in thousands):

      YEARS ENDING                                            GROSS           GROSS
      DECEMBER 31,                         PROCEEDS           GAINS           LOSSES
      ------------                       -----------        ---------       ---------
          2001                           $ 1,443,106        $  58,161       $ (98,265)
          2000                               944,436           53,759         (27,885)
          1999                               953,106           40,609         (18,012)

   On December 27, 2001, the Company acquired a $75,000,000 Mount Rosa/Mount Evans bond; at par, as issued by Mount Rosa 1 LTD, an Isle of Man exempted company, and Mount Evans Funding LLC, a Delaware Limited Liability Company. Both Mount Rosa 1 LTD and Mount Evans Funding LLC are not affiliated companies; however, in this special purpose vehicle bond, Zurich Insurance Company, an affiliated company, provides the underlying financial guarantee of interest, and American International Group, Inc., an unaffiliated company, provides the underlying guarantee of principal. The bond maturity date is December 27, 2031. The coupon rate for this bond is 7.24% and interest is paid semi-annually. The Company received approximately $60,000 of interest income in 2001.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


3. DISCLOSURE ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

   Statement of Financial Accounting Standards No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments and includes assets and liabilities recognized or not recognized in the balance sheets, for which it is practicable to estimate fair value. In instances where quoted market prices are not available, fair values are based upon estimates using discounted cash flow or other valuation techniques. Those techniques are significantly affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. SFAS No. 107 excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements, such as the amount for the value associated with customer or agent relationships, the expected interest margin to be earned on future investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

   CASH AND CASH EQUIVALENTS
   The carrying amounts of these items are reasonable estimates of their fair value.

   FIXED MATURITIES, REDEEMABLE AND NONREDEEMABLE PREFERRED STOCK, AND COMMON stock The estimated fair value of bonds, redeemable and nonredeemable preferred stock, and common stock are based upon quoted market prices, dealer quotes, and prices obtained from independent pricing services.

   MORTGAGE LOANS
   The estimated fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using a year-end market rate that is applicable to the yield, credit quality, and average maturity of the composite portfolio.

   POLICY LOANS
   The estimated fair value of policy loans is determined by discounting future cash flows using the current rates at which similar loans would be made.

   SURPLUS NOTES AND CERTIFICATES OF CONTRIBUTION OF THE P&C GROUP
   The carrying amounts of these items are a reasonable estimate of their fair market value.

   JOINT VENTURES
   The estimated fair value of the joint ventures is based on quoted market prices, current appraisals, and independent pricing services.

   S&P 500 CALL OPTIONS
   The Black-Scholes option pricing formula is a reasonable valuation method in estimating the fair market value of the S&P 500 call options.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


3. DISCLOSURE ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

   NOTES RECEIVABLE
   The carrying amounts of these items are a reasonable estimate of their fair value.

   FUTURE POLICY BENEFITS - DEFERRED ANNUITIES
   The estimated fair values are based on the currently available cash surrender value, similar to the demand deposit liabilities of depository institutions.

   SEPARATE ACCOUNTS
   Amounts are carried at market value for financial statement purposes.

   The estimated fair values and carrying values of the Company's financial instruments at December 31, 2001 and 2000 were as follows (in thousands):

                                                                    2001                            2000
                                                         --------------------------      --------------------------
                                                          CARRYING       ESTIMATED        CARRYING       ESTIMATED
                                                           VALUE         FAIR VALUE        VALUE         FAIR VALUE
                                                         ----------      ----------      ----------      ----------
Assets:
  Cash and cash equivalents                              $  168,526      $  168,526      $   64,484      $   64,484
  Fixed maturities available for sale                     4,015,664       4,015,664       3,723,090       3,723,090
  Non-redeemable preferred stock available for sale          12,245          12,245          11,500          11,500
  Common stock available for sale                           262,927         262,927         212,428         212,428
  Mortgage loans                                             28,901          31,853          36,984          41,815
  Surplus notes and certificates of contribution
    of the P&C Group                                        490,500         490,500         502,500         502,500
  Policy loans                                              232,287         246,829         218,162         226,304
  Joint ventures                                              3,624           6,436           4,651           7,397
  S&P call options                                           12,690          12,690          26,271          26,271
  Notes receivable                                           12,435          12,435           5,279           5,279
  Separate accounts                                          53,074          53,074           8,423           8,423
Liabilities:
  Future policy benefits - deferred annuities             1,545,583       1,491,873       1,510,908       1,467,806
  Separate accounts                                          53,074          53,074           8,423           8,423

4. VALUE OF BUSINESS ACQUIRED

   The changes in the VOBA were as follows (in thousands):

                                                          DECEMBER 31,
                                                   -------------------------
                                                      2001            2000
                                                   ---------       ---------
Balance, beginning of year                         $ 300,141       $ 328,718
Amortization related to operations                   (41,777)        (51,648)
Interest accrued                                      19,378          28,799
Amortization related to net unrealized losses         (3,211)         (5,728)
                                                   ---------       ---------
Balance, end of year                               $ 274,531       $ 300,141
                                                   =========       =========

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


4. VALUE OF BUSINESS ACQUIRED (CONTINUED)

   Based on current conditions and assumptions as to future events, the Company expects to amortize the December 31, 2001, balance as follows: approximately 8.0% in 2002 and 2003, 9.0% in 2004, 2005 and 2006. The discount rate used to determine the amortization rate of the VOBA ranged from 3.5% to 9.0%.

5. SECURITY LENDING ARRANGEMENT

   The Company has entered into a security lending agreement with a lending agent. The agreement authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. Concurrent with delivery of the securities, the borrower provides the Company with cash collateral equal to at least 102% of the market value of the loaned securities.

   The securities are marked-to market on a daily basis, and the collateral is adjusted on the next business day. The collateral is invested in highly liquid, fixed income investments with a maturity of less than one year. Income earned from the security lending arrangement is shared 25% and 75% between the agent and the Company, respectively. Income earned by the Company was approximately $227,000, $626,000 and $798,000 in 2001, 2000 and 1999,
   respectively. The Company's securities on loan at December 31, 2001 and 2000 had estimated fair values of approximately $12,925,000 and $335,968,000, respectively.

6. FEDERAL INCOME TAXES

   The Company files a consolidated federal income tax return with FGI and its subsidiaries.

   The method of allocation between the Company and FGI is subject to a written agreement, which has been approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses. Intercompany tax balances are settled annually within 45 days after the filing date of the consolidated federal income tax return.

  FARMERS NEW WORLD LIFE INSURANCE COMPANY
  (A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
  NOTES TO FINANCIAL STATEMENTS, CONTINUED


6. FEDERAL INCOME TAXES (CONTINUED)

   The components of the provision for income taxes for the years ended December 31, 2001, 2000 and 1999 are as follows (in thousands):

                         2001             2000            1999
                       ---------       ---------       ---------
Current:
  Federal              $  73,093       $ 104,187       $  83,823
  State                      704           1,107           1,603
                       ---------       ---------       ---------
   Total current          73,797         105,294          85,426
                       ---------       ---------       ---------
Deferred:
  Federal                (16,377)        (14,253)          1,127
  State                     (638)           (650)           (574)
                       ---------       ---------       ---------
   Total deferred        (17,015)        (14,903)            553
                       ---------       ---------       ---------
   Total               $  56,782       $  90,391       $  85,979
                       =========       =========       =========

   A reconciliation of the amounts computed by applying the statutory U.S. federal income tax rate of 35% in 2001, 2000 and 1999 to income before income taxes and the actual provision for the years ended December 31, 2001, 2000 and 1999 are as follows (in thousands):

                                           2001                        2000                        1999
                                   --------------------        --------------------        --------------------
                                   AMOUNT       PERCENT        AMOUNT       PERCENT        AMOUNT       PERCENT
                                   ------       -------        ------       -------        ------       -------
Expected tax expense              $ 60,528       35.00%       $ 91,002       35.00%       $ 85,464       35.00%
Tax-exempt investment income        (1,248)      (0.72)         (1,070)      (0.41)         (1,410)      (0.58)
State taxes                             48        0.02             457        0.17           1,029        0.42
Other, net                          (2,546)      (1.47)              2        0.00             896        0.37
                                  --------       -----        --------       -----        --------       -----
Reported income tax expense       $ 56,782       32.83%       $ 90,391       34.76%       $ 85,979       35.21%
                                  ========       =====        ========       =====        ========       =====

   The temporary differences that give rise to significant portions of deferred tax liabilities at December 31, 2001 and 2000 relate to the following (in thousands):

                                               2001            2000
                                            ---------       ---------
Deferred policy acquisition costs           $ 233,903       $ 234,762
Future policy benefits                       (106,025)        (89,459)
Investments                                   (47,078)        (33,601)
Valuation of investments in securities         22,883          (6,723)
Depreciable assets                              5,371           4,334
Other                                           3,487          (8,256)
                                            ---------       ---------
   Net deferred tax liabilities             $ 112,541       $ 101,057
                                            =========       =========

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


6. FEDERAL INCOME TAXES (CONTINUED)

   Management believes that the deferred income tax assets listed are fully recoverable and, accordingly, no valuation allowance has been recorded. Management bases its assessment as to the realizability of the deferred income tax assets on available evidence including historical and projected operating results, estimated reversals of temporary differences and, where applicable, tax planning strategies. Estimates as to the realizability of deferred income tax assets are subject to changes in the near future.

7. COMMITMENTS AND CONTINGENCIES

   The Company is subject to lawsuits arising from the normal course of its business activities. These actions are in various stages of discovery and development, and some seek punitive as well as compensatory damages. In the opinion of management, the Company has not engaged in any conduct that should warrant the award of any material punitive or compensatory damages. Acting on the advice of counsel, the Company intends to defend vigorously its position in each case, and management believes that, while it is not possible to predict the outcome of such matters with absolute certainty, ultimate disposition of these proceedings should not have a material adverse effect on the Company's financial position, results of operations or cash flows.

8. REGULATORY MATTERS

   The Company is required to file financial statements with the Office of the Insurance Commissioner of the State of Washington (OIC). These financial statements are prepared in accordance with accounting practices prescribed or permitted by the OIC. "Prescribed" statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices may differ from state to state, may differ from company to company within a state and may change in the future. These statutory accounting practices differ from accounting principles generally accepted in the United States of America, which have been used to prepare the accompanying financial statements. Effective January 1, 2001, the State of Washington required that insurance companies domiciled in the State of Washington prepare their statutory basis financial statements in accordance with the NAIC, Accounting Practices and Procedures - Version effective January 1, 2001.

   Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures - Version effective January 1, 2001, are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (statutory surplus) in the period of the change in accounting principles. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


8. REGULATORY MATTERS (CONTINUED)

   reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principles, as an adjustment that increased unassigned funds (statutory surplus) by approximately $5,200,000 as of January 1, 2001.

   Statutory stockholders' equity was $1,074,660,000 and $1,090,597,000 as of December 31, 2001 and 2000, respectively, and statutory net income was $34,402,000, $134,756,000 and $114,909,000 for the years ended December 31,
   2001, 2000 and 1999, respectively.

   Statutory unassigned surplus of $1,064,860,000 and $1,080,798,000 included in retained earnings at December 31, 2001 and 2000, respectively, is the amount held for the benefit of the stockholder. The entire amount in 2001 and 2000 is designated as stockholder's surplus for tax purposes and would not subject the Company to taxation if paid as a cash dividend.

   The NAIC requires life insurance companies to calculate a risk-based capital ratio (RBC). This RBC is used for the regulation of life insurance companies and is used as a solvency benchmark by state insurance regulators. The formulas for determining the RBC specify various weighting factors that are applied to financial balances or various levels of activity based on degree of risk. The RBC ratio is determined by a ratio of the enterprise's regulatory total adjusted capital to its authorized control level RBC, as defined by the NAIC. If the RBC ratio is below specific trigger points, the Company may be required to take corrective action. The Company's ratios exceed regulatory requirements at December 31, 2001 and 2000. These ratios are not a required part of the financial statements, and therefore, were not subjected to the auditing procedures applied in the audit of the financial statements.

   The amount of dividends that can be paid by the Company to its stockholder without prior approval of the OIC is limited to the greater of (i) 10% of its statutory earned surplus or (ii) the statutory net income from the preceding calendar year. Earned surplus consists of funds derived from any realized net profits, and does not include unrealized capital gains or re-evaluation of assets. A dividend paid that does not meet the above specifications is defined as an "extraordinary dividend" and requires advance approval from the OIC. The maximum dividend payout that could be made without prior approval is $136,327,000 in 2002. Dividends are determined by the Board of Directors.

   During 2001, the Company paid $112,000,000 in dividends to FGI.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


9. REINSURANCE

   The Company has ceded business under both yearly renewable-term contracts and coinsurance contracts. The policy benefit liabilities and unpaid claim amounts attributable to such business are stated as other receivables on the balance sheets. The carrying value of reinsurance receivables included in other receivables totaled approximately $65,240,000 and $39,063,000 at December 31, 2001 and 2000, respectively. The Company utilizes several reinsurers to minimize concentration of credit risk.

   The Company has established retention limits for automatic reinsurance ceded. The maximum retention on new issues is $2,000,000 per life for certain universal life policies and $1,500,000 per life for all traditional policies except certain term life products. The maximum retention on new issues is $800,000 per life for Farmers Yearly Renewable term. The excess risk is reinsured with an unaffiliated reinsurer. Increases in the liability for future life policy benefits and death and other benefits expense are reported net of the impact of reinsurance ceded. Death and other benefits expense is reduced by $13,651,000, $6,602,000, and $3,052,000 in 2001, 2000 and 1999,
   respectively, of reinsurance recoveries. The Company is contingently liable with respect to reinsurance ceded in the event that a reinsurer is unable to meet its obligations under existing reinsurance agreements.

   Effective January 2000, the Company entered into a new co-insurance agreement with an unaffiliated reinsurer. The Company agreed to cede a significant portion of the risk of certain term life policies. The coinsurance agreement cedes 90% of premium and risk.

   The effect of reinsurance on premiums and amounts earned for the years ended December 31, 2001, 2000, and 1999 was as follows (in thousands):

                                2001            2000            1999
                             ---------       ---------       ---------
Direct premiums              $ 324,735       $ 252,213       $ 214,557
Reinsurance assumed             11,321           9,833           9,065
Reinsurance ceded              (61,212)        (33,527)        (13,939)
                             ---------       ---------       ---------
    Net premiums earned      $ 274,844       $ 228,519       $ 209,683
                             =========       =========       =========

   Premiums assumed from unaffiliated companies approximated $11,321,000, $9,833,000 and $9,065,000 in 2001, 2000 and 1999, respectively, which represents 4.1% of the net premiums earned in 2001, and 4.3% of the net premiums earned in 2000 and 1999. Claims paid to unaffiliated companies on assumed reinsurance were approximately $10,536,000, $9,131,000 and $8,134,000 in 2001, 2000 and 1999, respectively.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


10. EMPLOYEES' RETIREMENT PLANS

   The Company participates in FGI's two non-contributory defined benefit pension plans (the Regular Plan and the Restoration Plan). The Regular Plan covers substantially all employees of FGI, its subsidiaries, and the P&C Group who have reached age 21 and have rendered one year of service. Benefits are based on years of service and the employee's compensation during the last five years of employment. The Restoration Plan provides supplemental retirement benefits for certain key employees of FGI, its subsidiaries, and the P&C Group.

   FGI's policy is to fund the amount determined under the aggregate cost method, provided it does not exceed funding limitations. There has been no change in funding policy from prior years, and in 2001, a contribution of $25,487,000 was made to the Regular Plan. The Company's share of this contribution was $11,867,000.

   An independent trustee holds the assets of the Regular Plan. Assets held are primarily in fixed maturity and equity investments. The principal liability is for annuity benefit payments of current and future retirees. Assets of the Restoration Plan are considered corporate assets of FGI and are held in a grantor trust.

   Information regarding the Regular Plan's and the Restoration Plan's funded status is not developed separately for FGI, its subsidiaries, including the Company, and the P&C Group. The funded status of both plans as of December 1, 2001 and 2000 (the latest date for which information is available) is as follows (in thousands):

                                                            2001               2000
                                                         -----------       -----------
Change in benefit obligation:
 Net benefit obligation at beginning of the year         $   904,557       $   803,894
 Service cost                                                 32,169            27,262
 Interest cost                                                71,041            65,023
 Plan amendments                                                  (9)               --
 Actuarial losses                                             79,239            51,563
 Benefits paid                                               (41,096)          (43,185)
                                                         -----------       -----------
   Net benefit obligation at end of year                 $ 1,045,901       $   904,557
                                                         ===========       ===========
Change in plan assets:
 Fair value of plan assets at beginning of the year      $ 1,014,299       $ 1,015,928
 Actual return on plan assets                                (24,970)           21,594
 Employer contributions                                       25,487            18,689
 Benefits paid                                               (39,719)          (41,912)
                                                         -----------       -----------
   Fair value of plan assets at end of year              $   975,097       $ 1,014,299
                                                         ===========       ===========
Funded status at end of the year                         $   (70,804)      $   109,742
Unrecognized net actuarial gain                               57,578          (147,236)
Unrecognized prior service cost                               27,840            31,854
Unrecognized net transition asset                            (12,158)          (16,834)
                                                         -----------       -----------
   Net amount recognized at end of year                  $     2,456       $   (22,474)
                                                         ===========       ===========

10. EMPLOYEES' RETIREMENT PLANS (CONTINUED)

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


   Upon B.A.T.'s purchase of FGI and its subsidiaries in 1988, FGI allocated part of the purchase price to its portion of the Regular Plan assets in excess of the projected benefit obligation at the date of acquisition. The asset is being amortized for the difference between FGI's net pension cost and amounts contributed to the plan. The unamortized balance as of December 31, 2001 and 2000 was $9,576,000 and $13,258,000 respectively.

   Components of net periodic pension expense for FGI and its subsidiaries are as follows for the years ended December 31, 2001, 2000 and 1999 (in thousands):

                                                 2001           2000           1999
                                               --------       --------       --------
Service costs                                  $ 16,992       $ 14,064       $ 15,126
Interest costs                                   40,948         38,035         34,525
Return on plan assets                           (54,232)       (53,947)       (49,000)
Amortization of:
  Transition obligation                           1,023            987            955
  Prior service cost                              2,573          2,597          2,207
  Actuarial gain                                 (2,031)        (9,561)        (2,445)
                                               --------       --------       --------
    Net periodic pension expense (credit)      $  5,273       $ (7,825)      $  1,368
                                               ========       ========       ========

   The Company's share of pension expense (credit) was $275,000, ($1,188,000) and $192,000 in 2001, 2000 and 1999, respectively.

   FGI uses the projected unit credit cost actuarial method for attribution of expense for financial reporting purposes. The interest cost and the actuarial present value of benefit obligations were computed using a weighted average interest rate of 7.25%, 7.75% and 8.0% in 2001, 2000 and 1999, respectively, while the expected return on plan assets was computed using a weighted average interest rate of 9.50% in 2001 and 2000, and 9.25% in 1999. The weighted-average rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation was 4.70% in 2001 and 2000, and 5.00% in 1999.

   FGI and its subsidiaries' postretirement benefits plan is a contributory defined benefit plan for employees who were retired or who were eligible for early retirement on January 1, 1995, and is a contributory defined dollar plan for all other employees retiring after January 1, 1995. Health benefits are provided for all employees who participated in the Company's group medical benefits plan for 10 years prior to retirement at age 55 or later. A life insurance benefit of $5,000 is provided at no cost to retirees who maintained group life insurance coverage for 10 years prior to retirement at age 55 or later.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


10. EMPLOYEES' RETIREMENT PLANS (CONTINUED)

   There are no assets separated and allocated to this plan. The funded status of the entire plan, which includes FGI, its subsidiaries, and the P&C Group, at December 1, 2001 and 2000 (the latest date for which information is available) were as follows (in thousands):

                                                          2001            2000
                                                       ---------       ---------
Change in benefit obligation:
  Net benefit obligation at beginning of the year      $ 117,895       $  79,501
  Service cost                                             2,537           1,427
  Interest cost                                            9,082           6,280
  Plan participations' contributions                       2,768           1,729
  Actuarial loss                                          34,185          34,131
  Benefits paid                                          (10,325)         (5,173)
                                                       ---------       ---------
    Net benefit obligation at end of year              $ 156,142       $ 117,895
                                                       =========       =========

Funded status at end of year                           $(156,142)      $(117,895)
Unrecognized net actuarial gain                           51,823          20,659
Unrecognized net transition obligation                    14,421          15,732
                                                       ---------       ---------
    Net amount recognized at end of year               $ (89,898)      $ (81,504)
                                                       =========       =========

   FGI and its subsidiaries' share of the accrued postretirement benefit cost was approximately $61,544,000 and $57,758,000 in 2001 and 2000, respectively. The unrecognized net transition obligation of $14,421,000 and $15,732,000 in 2001 and 2000, respectively, represents the remaining transition obligation of the P&C Group.

   Components of postretirement benefits expense for FGI and its subsidiaries for the years ended December 31, 2001, 2000 and 1999 were as follows (in thousands):

                                             2001         2000         1999
                                           -------      -------       -------
Service costs                              $ 1,322      $   736       $   696
Interest costs                               5,367        3,786         3,263
Amortization of actuarial gain (loss)          333         (361)           (9)
                                           -------      -------       -------
    Net periodic expense                   $ 7,022      $ 4,161       $ 3,950
                                           =======      =======       =======

   The Company's share of these amounts was approximately $402,000, $245,000 and $229,000 in 2001, 2000 and 1999, respectively.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


10. EMPLOYEES' RETIREMENT PLANS (CONTINUED)

   The weighted average interest rate used in the above benefit computations was 7.25%, 7.75% and 8.00% in 2001, 2000 and 1999, respectively. Beginning in 2002, the initial medical inflation rate is 10% and will be graded, over a five-year period, to 6.00% and level thereafter, and contribution levels from retirees were the same as applicable medical cost increases where defined benefits exist. The weighted average rate of increase in future compensation levels used in determining the actuarial present value of the accumulated benefit obligation was 4.70% in 2001 and 2000, and 5.00% in 1999.

   A 1% increase or decrease in the medical inflation rate assumption would have resulted in the following (in thousands):

                                                                            1%           1%
                                                                        INCREASE     DECREASE
                                                                        --------     --------
Effect on 2001 service and interest components of net periodic cost      $   177      $  (172)
Effect on accumulated postretirement benefit obligation at
  December 31, 2001                                                        2,469       (2,214)

11. EMPLOYEES' PROFIT SHARING PLANS

   FGI and its subsidiaries have two profit sharing plans providing for cash payments to all eligible employees. The two plans, Cash Profit Sharing Plan (consisting of Cash and Quest for Gold Program in 2001 and 2000) and Deferred Profit Sharing Plan, provide for a maximum aggregate expense of 16.25% of FGI and its subsidiaries' consolidated annual pretax earnings, as adjusted. The Deferred Profit Sharing Plan, limited to 10% of pretax earnings, as adjusted, or 15% of the salary or wage paid or accrued to the eligible employees, provides for an annual contribution by FGI and its subsidiaries to a trust for eventual payment to employees as provided in the plan. The Cash Profit Sharing Plan and Quest for Gold Program provide for annual cash distributions to eligible employees. The Cash Profit Sharing Plan is limited to 5% of pretax earnings, as adjusted, or 5% of eligible employees' salaries or wages paid or accrued. The Quest for Gold Program is limited to 1.25% of pretax earnings, as adjusted, or 6% of eligible employees' salaries or wages paid or accrued.

   The Company's share of expense under these plans was $5,067,000, $4,194,000 and $4,120,000 in 2001, 2000 and 1999, respectively.

12. EQUITY-INDEXED ANNUITIES

   The Company sells an equity-indexed annuity product. At the end of its seven-year term, this product credits interest to the annuitant at a rate based on a specified portion of the change in the value of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), subject to a guaranteed annual minimum return.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


12. EQUITY-INDEXED ANNUITIES (CONTINUED)

   To hedge the interest liability generated on the annuities as the index rises, the Company purchases call options on the S&P 500 Index. The Company considers such call options to be held as a hedge. As of December 31, 2001 and 2000, the Company had call options with contract values of approximately $117,257,000 and $94,535,000, respectively, and carrying values of approximately $12,690,000 and $26,271,000, respectively.

   The cash requirement of the S&P 500 call options consist of the initial premium paid to purchase the call options. Should a liability exist to the annuitant at maturity of the annuity policy, the termination or maturity of the option contracts will generate positive cash flow to the Company. The appropriate amount of cash flow will then be remitted to the annuitant based on the respective participation rate. The S&P 500 call options are generally expected to be held for a seven-year term, but can be terminated at any time.

   On December 27, 2001, the Company disposed of 1,598 and 1,319 S&P 500 call option contracts acquired in January and February 2001. The Company received $518,000 in disposition proceeds, resulting in a $682,000 realized loss on disposition. This disposal was necessary as the Company purchased a larger than necessary quantity of S&P 500 call options to hedge against the equity indexed annuity product liability.

   There are certain risks associated with the S&P 500 call options, primarily with respect to significant movements in the United States stock market and counterparty non-performance. The Company believes that the counterparties to its S&P 500 call option agreements are financially responsible and that the counterparty risk associated with these transactions is minimal.

13. PARTICIPATING POLICIES

   Participating business, which consists of group business, comprised approximately 10.4% of total insurance in-force as of December 31, 2001 and approximately 7.7% of total insurance in force as of December 31, 2000. In addition, participating business represented 2.2% of the Company's premium income for the year ended December 31, 2001, and 2.0% of the Company's premium income for the years ended December 31, 2000 and 1999.

   The amount of dividends paid on participating business is determined by the Company's Board of Directors and is paid annually on the policyholder's anniversary date. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


14. OPERATING SEGMENTS

   The company concentrates its activities in the individual life insurance and annuity markets. These activities are managed separately as each offers a unique set of products and services. As a result, the Company comprises the following two reportable operating segments as defined in SFAS No. 131, Disclosures About Segments of an Enterprise and Related Information: the life insurance segment and the annuity segment.

   The life insurance segment provides individual life insurance products, including universal life, variable universal life, term life, and whole life. The annuity segment provides flexible and single premium deferred annuities, single premium immediate annuities, variable annuities, and equity-indexed annuity products.

   The basis of accounting used by the Company's management in evaluating segment performance and determining how resources should be allocated is referred to as the Company's GAAP historical basis, which excludes the effects of the purchase accounting (PGAAP) adjustments related to the acquisition of FGI and the Company by B.A.T in December 1988 (Note 1).

   The Company accounts for intersegment transactions as if they were to third parties and, as such, records the transactions at current market prices. There were no intersegment revenues between the Company's two reportable operating segments for the years 2001, 2000 and 1999.

   The Company operates throughout the U.S. and does not earn revenues or hold assets in any foreign countries.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


14. OPERATING SEGMENTS (CONTINUED)

   Information regarding the Company's reportable operating segments follows (in thousands):

                                                   YEAR ENDED DECEMBER 31, 2001
                      -----------------------------------------------------------------------------------------
                                GAAP HISTORICAL BASIS                             PGAAP ADJUSTMENTS                      TOTAL
                      -----------------------------------------       -----------------------------------------          PGAAP
                          LIFE        ANNUITIES        TOTAL              LIFE        ANNUITIES        TOTAL             BASIS
                      -----------    -----------    -----------       -----------     ----------    -----------       -----------
Revenues              $   543,412    $   241,200    $   784,612(a)    $      (532)    $     (380)   $      (912)      $   783,700
Investment income         202,375        144,462        346,837              (153)          (110)          (263)          346,574
Investment expenses        (8,488)        (6,059)       (14,547)             (379)          (270)          (649)          (15,196)
Net realized gains         41,319             --         41,319                --             --             --            41,319
Impairment losses on
  investments             (82,764)            --        (82,764)               --             --             --           (82,764)
Income before
  provision for
  income taxes            155,679         26,009        181,688            (7,498)        (1,253)        (8,751)          172,937
Provision for income
  taxes                    56,884          9,503         66,387            (8,230)        (1,375)        (9,605)           56,782
Assets                  4,633,386      1,741,664      6,375,050            95,759         35,995        131,754(b)      6,506,804
Capital expenditures        4,732             --          4,732                --             --             --             4,732
Depreciation and
  amortization             86,445          8,496         94,941(c)          7,487            704          8,191(d)        103,132

      (a) Revenues for the operating segments include net investment income and net realized gains (losses).

      (b) Amount includes PGAAP adjustments related to the DAC ($151,000,000 decrease) and VOBA ($274,531,000 increase) assets.

      (c) Amount includes the historical basis amortization associated with the DAC asset.

      (d) Amount includes PGAAP adjustments associated with the VOBA asset and reversal of amortization associated with the pre-1998 DAC assets.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


14. OPERATING SEGMENTS (CONTINUED)

                                                      YEAR ENDED DECEMBER 31, 2000
                       -----------------------------------------------------------------------------------------
                                 GAAP HISTORICAL BASIS                             PGAAP ADJUSTMENTS                      TOTAL
                       -----------------------------------------       -----------------------------------------          PGAAP
                           LIFE        ANNUITIES        TOTAL              LIFE        ANNUITIES        TOTAL             BASIS
                       -----------    -----------    -----------       -----------    -----------    -----------       -----------
Revenues               $   689,749    $   116,218    $   805,967(a)    $      (600)   $      (318)   $      (918)      $   805,049
Investment income          218,982        115,858        334,840              (172)           (92)          (264)          334,576
Investment expenses         (7,804)        (4,129)       (11,933)             (428)          (226)          (654)          (12,587)
Net realized gains          62,285             --         62,285                --             --             --            62,285
Impairment losses on
  investments              (22,429)            --        (22,429)               --             --             --           (22,429)
Income before
  provision for taxes      243,804         24,979        268,783            (7,966)          (811)        (8,777)          260,006
Provision for income
  taxes                     85,366          8,746         94,112            (3,377)          (344)        (3,721)           90,391
Assets                   4,076,501      2,000,500      6,077,001            93,998         46,507        140,505(b)      6,217,506
Capital expenditures         7,174             --          7,174                --             --             --             7,174
Depreciation and
  amortization              95,861          8,553        104,414(c)          5,155            448          5,603(d)        110,017

      (a) Revenues for the operating segments include net investment income and net realized gains (losses)

      (b) Amount includes PGAAP adjustments related to the DAC ($169,100,000 decrease) and VOBA ($300,100,000 increase) assets

      (c) Amount includes the historical basis amortization associated with the DAC asset

      (d) Amount includes PGAAP adjustments associated with the VOBA asset and reversal of amortization associated with the pre-1998 DAC assets

                                                       YEAR ENDED DECEMBER 31, 1999
                            ---------------------------------------------------------------------------------------
                                     GAAP HISTORICAL BASIS                            PGAAP ADJUSTMENTS                   TOTAL
                            ----------------------------------------      -----------------------------------------       PGAAP
                                LIFE       ANNUITIES        TOTAL             LIFE        ANNUITIES        TOTAL          BASIS
                            -----------   -----------    -----------      -----------    -----------    -----------    -----------
Revenues                    $   635,419   $   118,044    $   753,463(a)   $      (921)   $      (351)   $    (1,272)   $   752,191
Investment income               202,258       118,502        320,760             (598)          (351)          (949)       319,811
Investment expenses              (7,653)       (4,484)       (12,137)              --             --             --        (12,137)
Net realized gains (losses)      24,482            --         24,482             (323)            --           (323)        24,159
Income before provision
  for taxes                     246,963        26,326        273,289          (26,301)        (2,804)       (29,105)       244,184
Provision for income
  taxes                          87,421         9,319         96,740           (9,724)        (1,037)       (10,761)        85,979
Assets                        3,646,654     1,870,221      5,516,875           98,675         50,607        149,282(b)   5,666,157
Capital expenditures              2,508            --          2,508               --             --             --          2,508
Depreciation and
  amortization                   69,727         7,924         77,651(c)        24,727          2,809         27,536(d)     105,187

      (a) Revenues for the operating segments include net investment income and net realized gains (losses)

      (b) Amount includes PGAAP adjustments related to the DAC ($190,100,000 decrease) and VOBA ($328,700,000 increase) assets

      (c) Amount includes the historical basis amortization associated with the DAC asset

      (d) Amount includes PGAAP adjustments totaling $21,300,000 related to the amortization of the DAC and VOBA assets

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED


15. RELATED PARTIES

   Fees charged to the Company by FGI for sales and marketing services were $21,233,000, $21,027,000, and $21,750,000 for the years ended December 31,
   2001, 2000 and 1999, respectively, and are accounted for as deferred policy acquisition costs except for advertising expenses, which are expensed as incurred, of $2,233,000, $1,837,000 and $1,814,000 for the years ended
   December 31, 2001, 2000 and 1999, respectively.

   Information regarding surplus notes and certificates of contribution from the Exchanges as of December 31, 2001 and 2000 follows (dollars in thousands):

                                          DECEMBER 31,
                                   -------------------------        MATURITY                    INTEREST
                                      2001            2000            DATE           TERM         RATE
                                   ----------      ---------     --------------     -------     --------
Surplus note                       $       --      $ 119,000     October 2001        5 year       6.10%
Surplus note                           87,500         87,500     March 2005          5 year       8.50%
Certificate of contribution           107,000             --     September 2006      5 year       6.00%
Certificate of contribution           296,000        296,000     March 2010         10 year       7.85%
                                   ----------      ---------
                                   $  490,500      $ 502,500
                                   ==========      =========


   Conditions governing repayment of the amounts are outlined in the certificates of contribution and the surplus note. Generally, repayment may be made only when the surplus balance of the issuer reaches a specified level and then only after approval is granted by the issuer's governing Board and the appropriate Department of Insurance.

   The Company owned the following affiliated promissory notes from FFS Holdings, LLC, a subsidiary of the Exchanges, as of December 31, 2001 and 2000 (dollars in thousands):

                              DECEMBER 31,
                          ---------------------                                                INTEREST
                            2001          2000         MATURITY DATE          TERM               RATE
                          -------       -------        -------------         ------            --------
Promissory note           $ 1,000       $ 1,000        January 2005          5 year             8.50%
Promissory note             1,000         1,000        March 2005            5 year             8.50%
Promissory note             1,000         1,000        July 2005             5 year             8.50%
Promissory note             1,000         1,000        October 2005          5 year             8.50%
Promissory note             3,000            --        January 2006          5 year             8.50%
Promissory note             5,000            --        August 2006           5 year             8.50%

   Interest received from these surplus notes, certificates of contribution, and promissory notes totaled approximately $38,691,000, $27,735,000 and $7,259,000 for the years ended December 31, 2001, 2000 and 1999, respectively.

   In October 2001, the Company purchased $100,000,000 and $10,000,000 corporate bonds available for sale, from Kemper Investors Life Insurance Company and Federal Kemper Life Assurance Company, respectively, which are subsidiaries of Zurich Financial Services Group. The bonds bear interest at a coupon rate of 6.62% and mature in December 2007. Interest on these bonds is paid semi-annually and for the year ended December 31, 2001 income earned totaled approximately $1,214,000.

   PART C

ITEM 24.        FINANCIAL STATEMENTS AND EXHIBITS

(a)             FINANCIAL STATEMENTS

                All required financial statements are included in Part B of this Registration Statement.

(b)             EXHIBITS

   (1) Certified resolution of the Board of Directors of Farmers New World Life Insurance Company (the "Company") authorizing establishment of Farmers Annuity Separate Account A (the "Separate Account").(2)

   (2)          Not applicable.

   (3)  (a)     Distribution Agreement between Farmers New World Life Insurance
                Company and Investors Brokerage Services, Inc.(3)

        (b) Investors Brokerage Services, Inc. Registered Representative Agreement.(3)

        (c) Distribution Agreement between Farmers New World Life Insurance Company and Farmers Financial Solutions, LLC.(5)

        (d) Farmers Financial Solutions, LLC Registered Representative Agreement.(5)

   (4)  (a)     Revised Form of Contract for the Individual Flexible Premium
                Variable Annuity.(3)

        (b)     Revised Guaranteed Minimum Death Benefit Rider.(3)

        (c)     Revised Guaranteed Retirement Income Benefit Rider.(3)

        (d)     Waiver of Surrender Charge Rider -- Terminal Illness.(3)

        (e)     Waiver of Surrender Charge Rider -- Nursing Care.(3)

        (f) Savings Incentive Match Plan for Employees (SIMPLE) Individual Retirement Annuity Amendment Rider (20153).(3)

        (g)     Individual Retirement Annuity Amendment Rider (20129).(3)

        (h)     Roth Individual Retirement Annuity Endorsement (20181).(3)

   (5)  (a)     Form of Application for the Individual Flexible Premium Variable
                Annuity.(3)

        (b)     Form of Variable Policy Application Supplement.(4)

        (c)     Revised Variable Policy Application Supplement.(6)

   (6)  (a)     Articles of Incorporation of Farmers New World Life Insurance
                Company.(1)

        (b)     By-Laws of Farmers New World Life Insurance Company.(1)

   (7)          Not Applicable.

   (8)  (a)     Participation Agreement among Kemper Variable Series, Scudder
                Kemper Investments, Inc., Kemper Distributors, Inc. and Farmers
                New World Life Insurance Company.(4)

        (b) Participation Agreement between Scudder Variable Life Investment Fund and Farmers New World Life Insurance Company.(4)

        (c) Indemnification Agreement between Scudder Kemper Investments, Inc. and Farmers New World Life Insurance Company.(4)

        (d) Participation Agreement (Institutional Shares) among Janus Aspen Series, Janus Capital Corporation and Farmers New World Life Insurance Company.(4)

        (e) Participation Agreement among Farmers New World Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.(4)

        (f) Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company.(3)

        (g) Consulting Services Agreement between McCamish Systems, L.L.C. and Farmers New World Life Insurance Company.(3)

        (h) Form of Master Administration Agreement between McCamish Systems, L.L.C. and Farmers New World Life Insurance Company.(3)

        (i) Amendment No. 1 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company.(5)

        (j) Amendment No. 2 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company.(5)

        (k) Amendment No. 1 to Participation Agreement among Farmers New World Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.(5)

        (l) Amendment No. 1 to Participation Agreement between Scudder Variable Life Investment Fund and Farmers New World Life Insurance Company.(5)

        (m) Participation Agreement among Calvert Variable Series, Inc., Calvert Distributors, Inc. and Farmers New World Life Insurance Company.(5)

        (n) Participation Agreement between Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund, Inc. and Farmers New World Life Insurance Company.(5)

        (o) Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Farmers New World Life Insurance Company.(5)

        (p) Participation Agreement (Service Shares) among Janus Aspen Series, Janus Capital Corporation and Farmers New World Life Insurance Company.(5)

        (q) Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Farmers New World Life Insurance Company.(5)

        (r) Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company.(5)

        (s) Amendment No. 1 to Participation Agreement among WM Variable Trust, WM Funds Distribution, Inc. and Farmers New World Life Insurance Company.(6)

        (t) Master Administration Agreement between McCamish Systems, LLC and Farmers New World Life Insurance Company dated as of April 1, 2001.(6)

   (9)          Opinion and Consent of M. Douglas Close, Esq.(6)

   (10) (a)     Consent of Sutherland Asbill & Brennan LLP.(6)

        (b)(i)  Consent of PricewaterhouseCoopers LLP.(6)

           (ii) Consent of Deloitte & Touche LLP.(6)

   (11)         No financial statements will be omitted from Item 23.

   (12)         Not applicable.

   (13)         Schedule of Performance Computations.(4)(5)

   (14)         Not applicable.

   (15)         Powers of Attorney.(2)(5)

----------

(1) Incorporated herein by reference to the initial registration statement on Form S-6 for Farmers Variable Life Separate Account A filed with the SEC via EDGARLINK on July 29, 1999 (File No. 333-84023).

(2) Incorporated herein by reference to the initial registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC via EDGARLINK on August 13, 1999 (File Nos. 333-85183 and 811-09547).

(3) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC via EDGARLINK on November 15, 1999 (File Nos. 333-85183 and 811-09547).

(4) Incorporated herein by reference to Post-Effective Amendment No. 1 to the registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC via EDGARLINK on April 21, 2000 (File Nos. 333-85183 and 811-09547).

(5) Incorporated herein by reference to Post-Effective Amendment No. 2 to the registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC via EDGARLINK on April 27, 2001 (File Nos. 333-85183 and 811-09547).

(6) Filed herewith.


ITEM 25.        DIRECTORS AND OFFICERS OF FARMERS NEW WORLD LIFE INSURANCE
                COMPANY

Name and Principal Business Address               Position and Office with Depositor
-----------------------------------               ----------------------------------
C. Paul Patsis(1)                                 President, Chief Executive Officer, Chairman
                                                  of the Board and Director
Kathryn M. Callahan(1)                            Vice President, Actuary and Director
David A. Demmon(1)                                Assistant Vice President, Treasurer and
                                                  Director
Michael W. Keller(1)                              Vice President and Director
James I. Randolph(1)                              Vice President, Assistant Secretary and
                                                  Director
Sharylee Barnes, M.D.(1)                          Medical Director
M. Douglas Close(2)                               Vice President and General Counsel
Sharon D. Courlas, M.D.(1)                        Vice President and Medical Director
Gerald A. Dulek(2)                                Assistant Vice President
Gerald E. Faulwell(2)                             Vice President and Assistant Treasurer
Laszlo G. Heredy(2)                               Vice President
Doren E. Hohl(2)                                  Assistant Secretary
Paul F. Hott(1)                                   Assistant Vice President
Kathleen D. Katovich(2)                           Assistant Secretary
Hubert L. Mountz(2)                               Assistant Treasurer
Link R. Murphy, M.D.(3)                           Assistant Medical Director

John R. Patton(1)                                 Assistant Vice President and Secretary
Christopher R. Pflug(2)                           Assistant Secretary
Maryann M. Seltzer(2)                             Assistant Secretary

Principal business address is:

    (1)   3003 -- 77th Avenue, S.E., Mercer Island, WA  98040

    (2)   4680 Wilshire Blvd., Los Angeles, CA  90010

    (3)   2500 Farmers Way, Columbus, OH  43235

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                                                CORE BUSINESS
                                                                (SEE LEGEND AT
                                                                BOTTOM OF CHART)    HOLDING %
                                                                ----------------    ---------
ARGENTINA
    Zurich Argentina Cla. de Seguros, Buenos Aires                    N/L            100.00
    Eagle Star (International Life) Ltd., Buenos Aires                 L             Branch
    Zurich Iguazu Compania de Seguros de Retiro S.A. Buenos
        Aires                                                          L             100.00

AUSTRALIA
    Zurich Australian Insurance Ltd., Sydney                           N             100.00
    Zurich Australia Ltd., Sydney                                      L             100.00
    Zurich Financial Services Australia Ltd., Sydney                   N             100.00
    Zurich Insurance Company, Australian Branch, Sydney                R             Branch

AUSTRIA
    Zurich Kosmos Versicherungen AG, Vienna                           N/L             99.98

BAHAMAS
    Micoba Holdings Ltd., Nassau                                       N             100.00

BELGIUM
    Zurich Insurance Company, Brussels                                 N             Branch
    Zurich Life Insurance Company Ltd., Brussels                       L             Branch
    Zurich International Belgique S.A. Brussels                        N             100.00
    Zurich Universal S.A., Antwerpen                                   N             100.00

BERMUDA
    BG Investments Ltd., Hamilton                                      N             100.00
    Centre Group Holdings Ltd., Hamilton                               R             100.00
    Centre Life Reinsurance Ltd., Hamilton                             R             100.00
    Centre Reinsurance Ltd., Hamilton                                  R             100.00
    Centre Reinsurance (U.S.) Ltd., Hamilton                           R             100.00
    CentreLine Reinsurance Ltd., Hamilton                              R             100.00
    Centre Solutions (Bermuda) Ltd., Hamilton                          R             100.00
    Centre Solutions (U.S.) Ltd., Hamilton                             R             100.00
    Coral Shield Insurance Co. Ltd. Hamilton                           R             100.00
    ZCM Holdings (Bermuda) Ltd., (and subsidiaries), Hamilton          N             100.00

                                                                CORE BUSINESS
                                                                (SEE LEGEND AT
                                                                BOTTOM OF CHART)    HOLDING %
                                                                ----------------    ---------
    Zurich Asia Holdings Ltd., Hamilton                                N              90.00
    Global Asset Holdings Ltd., Hamilton                               N             100.00
    Zurich Insurance Company, Bermuda Branch, Hamilton                 N             Branch
    Zurich International (Bermuda) Ltd., Hamilton                      N             100.00
    Berlin Ltd., Hamilton                                              N             100.00
    ZG Investments II Ltd., Pembroke                                   A             100.00
    ZG Investments III Ltd., Pembroke                                  N             100.00
    ZG Investments Ltd., Hamilton                                      N             100.00
    Zurich Global Energy Ltd., Hamilton                                N             100.00

BOLIVIA
    La Boliviana Ciacruz des Seguros y Reasaguros S.A., La Paz
                                                                       N              51.00

BRAZIL
    Zurich Brasil Seguros S.A., Sao Paulo                             N/L            100.00
    Zurich Participacoes et Representatcoas Lida, Sao Paulo            N             100.00

CANADA
    Peopleplus Insurance Company, Toronto                              N             100.00
    World Travel Protection Canada, Inc., Toronto                      N             100.00
    Zurich Insurance Company, Canadian Branch, Toronto                 N             Branch
    Zurich Canadian Holdings, Ltd., Toronto                            N             100.00
    Zurich Life Insurance Company of Canada, Toronto                   L             100.00
    Zurich Life of Canada Holdings Ltd., Toronto                       L             100.00

CHILE
    Chilena Consolidada Seguros Generales S.A., Santiago de
        Chile                                                          N              76.56
    Chilena Consolidada Seguros de Vida S.A., Santiago de
        Chile                                                          L              98.94
    Inversiones Sulzo Chilena S.A., Santiago de Chile                  N             100.00
    Zurich Investments Chile S.A., Santiago de Chile                   A             100.00

CHINA
    Zurich Insurance Company, Representative Offices in
        Beijing and Shanghai                                           N          Rep. Offices
    Eagle Star Insurance Company, Representative Office,
        Beijing                                                        N           Rep. Office

CYPRUS
    Rimswell Investments Ltd., Limassol                                N             100.00

CZECH REPUBLIC
    Zurich Poijstovna, Prague                                          N             Branch

DENMARK
    Zurich Forsikring, Copenhagen                                      N             Branch

ESTONIA
    Zurich Kindlustuse Eesti AS, Tallinn                               N             100.00

                                                                CORE BUSINESS
                                                                (SEE LEGEND AT
                                                                BOTTOM OF CHART)    HOLDING %
                                                                ----------------    ---------
FINLAND
    Zurich Insurance Company, Helsinki                                 N             Branch

FRANCE
    Zurich Insurance Company, Paris                                    N             Branch
    Zurich Epaigne Cie d'Assurances, Paris                             L             100.00
    Zurich International (France) Cie d'Assurances S.A., Paris         N             100.00
    Zurich Life Insurance Company Ltd., Paris                          L             Branch
    ZURITEL Cie d'Assurances S.A., Paris                               N             100.00

GERMANY
    DA Deutsche Allgemeine Versicherung AG, Frankfurt                  N             100.00
    DA Deutsche Allgemeine Leben Versicherung AG, Frankfurt            L             100.00
    Patria Versicherung AG, Cologne                                    N              99.57
    Neckura Lebensversicherung AG, Oberursel                           L             100.00
    Neckura Versicherung AG, Oberursel                                 N             100.00
    Zurich Beteiligungs-AG (Deutschland), Frankfurt                    N             100.00
    Zurich Agrippina Krankenversicherung AG, Cologne                   N             100.00
    Zurich Insurance Company, Frankfurt                                N             Branch
    Zurich Investmentgesellschaft mbH, Frankfurt                       A              80.00
    Zurich Life Insurance Company Ltd., Frankfurt                      L             Branch
    Zurich Agrippina Versicherung AG, Frankfurt                        N              99.6
    Zurich Agrippina Lebensversicherung AG, Frankfurt                  L              99.20

GUAM
    Zurich Insurance (Guam), Inc., Agana                               N             100.00

HONG KONG
    Paofoong Insurance Company (Hong Kong) Ltd., Hong Kong             N              60.00
    Wing Hang Zurich Insurance Company Ltd., Hong Kong                 N              35.00
    Zurich Insurance Company (Asia) Ltd., Hong Kong                    N             100.00
    Centre Representatives (Asia) Ltd., Hong Kong                      R             100.00
    Eagle Star Insurance Company Ltd., Hong Kong                       N             Branch
    Eagle Star Life Assurance Company Limited, Hong Kong               L             Branch

HUNGARY
    Rimswell Hungary Consulting, Budapest                              R             100.00
    ZurichBiztosito Rt., Budapest                                      N             100.00

INDONESIA
    PT Zurich Insurance Indonesia, Jakarta                             N              80.00
    PT Zurich Insurance Indonesia, Jakarta                             L              77.50

IRELAND
    Centre Finance Dublin International, Dublin                        R             100.00
    Centre Insurance International Company, Dublin                     R             100.00

                                                                CORE BUSINESS
                                                                (SEE LEGEND AT
                                                                BOTTOM OF CHART)    HOLDING %
                                                                ----------------    ---------
    Centre Reinsurance International Company, Dublin                   R             100.00
    Eagle Star Insurance Company (Ireland) Ltd., Dublin                N             100.00
    Eagle Star Life Assurance Co. of Ireland Limited, Dublin           L             100.00
    Orange Stone Holdings, Dublin                                      R             100.00
    Orange Stone Reinsurance, Dublin                                   R             100.00
    Zurich Insurance Company, Dublin                                   N             Branch
    Zurich Bank, Dublin                                                A             100.00

ITALY
    Ebacei S.p.A., Milan                                               N             100.00
    La Sicurta 1879 Societa per Azioni di Ass. e Riass, Milan          N             100.00
    Zurich Insurance Company, Milan                                    N             Branch
    Zurich International (Italia) S.p.A., Milan                        N             100.00
    Zurich Investments Life S.p.A., Milan                              L             100.00
    Zurich Investments SGR S.p.A., Milan                               A             100.00
    Zurich Investments Sim S.p.A., Milan                               A             100.00
    Zurich Investments Gest Sim S.p.A., Milan                          A             100.00
    ZurigoSim S.p.A.                                                   A             100.00

JAPAN
    Zurich Insurance Company, Tokyo                                    N             Branch
    Zurich Life Insurance Company Ltd., Tokyo                          L             Branch

KOREA, REPUBLIC OF
    Zurich Insurance Company Korea Representative Office,
        Seoul                                                          N           Rep. Office

LATVIA
    AAS Zurich Latvia Ltd., Riga                                       N             100.00

LIECHTENSTEIN
    Zurich Insurance Company, Vaduz                                    N             Branch

LITHUNIA
    UADB Zurich Draudimas, Vilnius                                     N             100.00

LUXEMBOURG
    Zurich Eurolife S.A., Luxembourg                                   L             100.00
    Zurich Insurance Company, Luzembourg                               N             Branch

MALAYSIA
    Zurich Insurance (Malaysia Sdn. Bhd, Kuala Lumpur                  N              83.38

MALTA
    Eagle Star Malta Limited, La Valletta                              N             100.00

MAURITIUS
    ZurichFinance (Mauritius) Ltd., Port Louis                         N             100.00

MEXICO
    Zurich, Compania de Seguros S.A., Mexico City                      N              99.70
    Zurich Vida, Compania De Seguros, S.A.                             L              99.99

                                                                CORE BUSINESS
                                                                (SEE LEGEND AT
                                                                BOTTOM OF CHART)    HOLDING %
                                                                ----------------    ---------
    Zurich Afore S.A. de S.V., Admin.-de Fondos p.al Retiro,
        Mexico City                                                    A              90.90

MOROCCO
    Zurich Compaignie Marocaine d'Assurances, Casablanca               N              89.06

NETHERLANDS
    Zurich Insurancy Company, Leidschendam                             N             Branch
    Zurich International (Netherland) N.V., Leidschendam               N             100.00
    Zurich Leven N.V., Leidschendam                                    L             100.00
    Zurich Life Insurance Company Ltd., The Hague                      L             Branch
    Zurich Atrium B.V., Amsterdam                                      N             100.00

NETHERLANDS ANTILLES
    Z.I.C. International N.V., Curacao                                 N             100.00
    Cursud N.V., Curacao                                               N             100.00

NORWAY
    Zurich Insurance Company, Oslo                                     N             Branch
    Zurich Holding Norge AS, Oslo                                      N             100.00
    Zurich Protector Forsikring A/S                                    N             100.00

PHILIPPINES
    Zurich General Insurance Philippines, Inc., Metro Manila           N             100.00
    Zurich Life Insurance, Philippines, Inc., Metro Manila             N             100.00

POLAND
    Zurich Insurance Company, (Poland) SA, Warsaw                      N             100.00
    Zurich Life Insurance Company (Poland) SA, Warsaw                  L             100.00
    Zurich Polska Sp. z.o.o., Warsaw                                   A             100.00
    Zurich Open Pension Fund Company, Warsaw                           A             100.00
    Zurich Sp. z.o.o., Warsaw                                          A             100.00

PORTUGAL
    Zurich Companhia de Seguros S.A., Lisbon                           N             100.00
    Companhia de Seguros Eagle Star Vida S.A., Lisbon                  L             100.00
    Zurich Life Insurance Company Ltd., Lisbon                         L             Branch

RUSSIA
    Zurich Insurance Company (Russia) Ltd., Moscow                     L              49.00

SINGAPORE
    Zurich Insurance (Singapore) Pte Limited, Singapore                N             100.00

SLOVAKIA
    Zurich Poistovna a.s. Bratislava                                   N             Branch

SOUTH AFRICA
    South African Eagle Insurance Company Limited,
        Johannesburg                                                   N              83.50

                                                                CORE BUSINESS
                                                                (SEE LEGEND AT
                                                                BOTTOM OF CHART)    HOLDING %
                                                                ----------------    ---------
SPAIN
    Zurich Espana Compania de Seguros y Reasaguros, S.A.,
        Barcelona                                                      N              99.78
    Zurich Vida, Compania de Seguros y Reasaguros, S.A.,
        Madrid                                                         L             100.00

SRI LANKA
    Eagle Insurance Company Ltd., Colombo                             N/L             51.00
    Eagle NDB Fund Management Company Ltd., Colombo                    A              51.00
    Zurich NDB Finance Lanka (Private) Ltd., Colombo                   N              58.44

SWEDEN
    Zurich Insurance Company, Stockholm                                N             Branch

SWITZERLAND
    Alpina Insurance Company Ltd., Zurich                              N             100.00
    Assuricum Company Ltd., Zurich                                     N             100.00
    Centre Solutions AG, Zurich                                        R             100.00
    INZIC AG, Zug                                                      N             100.00
    La Genevoisa, Cie generale d'Assurances, Geneva                    L             100.00
    La Genevoisa, Cie d'Assurances sur la Vie, Geneva                  L             100.00
    Orion Rechtsschutz-Versicherungsgesellschaft, Basel                N              56.00
    Rud, Blass & Cie AG, Bankgeschaft, Zurich                          A             100.00
    Turegum Insurance Company, Zurich                                  R             100.00
    Zurich Insurance Company, Zurich                                   N             100.00
    Zurich Insurance Company, Swiss Branch, Opfikon                    N             Branch
    Zurich Group Holding, Zurich                                       N             100.00
    Zurich Invest Bank AG, Effretikon                                  A             100.00
    Zurich Life Insurance Company Limited, Zurich                      L             100.00
    Zurich Financial Services, Zurich                                  N             100.00

TAIWAN
    Zurich Insurance Company (Taiwan) Ltd., Taipei                     N              96.56
    Zurich Life Insurance Company Ltd., Taipei                         L             Branch
    Zurich Securities Investment Trust Company Ltd., Taipei            A             100.00

THAILAND
    Thai Zurich Insurance Co., Ltd., Bangkok                           N              25.00
    Zurich National Life Assurance Company Ltd., Bangkok               L              25.00

UNITED KINGDOM
    Allied Dunbar Assurance p.l.c., Swindon                            L             100.00
    Eagle Star Group Services Ltd., London                             N             100.00
    Eagle Star Holdings Ltd., London                                   N             100.00
    Eagle Star Insurance Company Limited, London                       N             100.00
    Eagle Star (International Life) Limited, Isle of Man               L             100.00
    Eagle Star Life Assurance Company Limited, London                  L             100.00
    Gresham Investment Trust p.l.c., London                            A             100.00
    Sterling Assurance p.l.c., Swindon                                 L             100.00
    Turegum Insurance Company                                          R             Branch
    Zurich Insurance Company, Portsmouth                               N             Branch

                                                                CORE BUSINESS
                                                                (SEE LEGEND AT
                                                                BOTTOM OF CHART)    HOLDING %
                                                                ----------------    ---------
    Zurich Financial Services (UKISA) Limited, London                  N             100.00
    Zurich Financial Services (Jersey) Limited, Jersey                 N             100.00
    Zurich GSG Ltd., Wilmslow                                          N             100.00
    Zurich Holdings (UK) Ltd., Portsmouth                              N             100.00
    Zurich Insurance (Jersey) Limited, Jersey                          N             100.00
    Zurich International (UK) Ltd., London                             N             100.00
    Zurich Life Assurance Company Limited, Portsmouth                  L             100.00
    Zurich Specialties London Ltd., London                             R             100.00
    Allied Dunbar Assurance Limited, Isle of Man                       L             100.00
    Allied Zurich Holdings Limited, Jersey                             N             100.00
    Centre Reinsurance Representatives Ltd., London                    R           Rep. Office
    Allied Zurich p.l.c., London                                       N             100.00
    Zurich Scudder Investments Holdings, London                        A             100.00
    Zurich Financial Services UK IFA Group Limited, London             L             100.00

UNITED STATES OF AMERICA
    Cedar Hill Holdings, Inc., Scottsdale                              R             100.00
    Centre Group Holdings (U.S.) Ltd., New York                        R             100.00
    Centre Insurance Company, Wilmington                               R             100.00
    Daniels-Head Management Corp., Austin (and subsidiaries)           N             100.00
    Empire Fire & Marine Insurance Company, Omaha                      N             100.00
    Empire Indemnity Insurance Company, Omaha                          N             100.00
    Farmers Group, Inc., Los Angeles                                   F             100.00
    Farmers New World Life Insurance Company, Mercer Island            L             100.00
    Farmers Reinsurance Company, Los Angeles                           R             100.00
    Federal Kemper Life Assurance Company, Long Grove                  L             100.00
    Kemper Corporation, Schaumburg                                     L             100.00
    Kemper Investors Life Insurance Company, Long Grove                L             100.00
    PMG Asset Management, Inc., West Palm Beach                        A             100.00
    Ris Enterprise Management Limited, New York                        N             100.00
    Zurich Scudder Investments, Inc., New York                         N             100.00
    Universal Underwriters Insurance Company, Overland Park            N             100.00
    Universal Underwriters Life Insurance Company, Overland
        Park                                                           L             100.00
    Universal Underwriters of Texas Insurance Company,
        Overland Park                                                  N             100.00
    ZC Resource LLC, New York                                          R             100.00
    ZC Specialty Insurance Company, Stamford                           R             100.00
    ZC Sterling Corporation, New York                                  R             100.00
    ZGA US Limited, New York                                           R             100.00
    Zurich American Insurance Company (and subsidiaries),
        Schaumburg                                                     N             100.00
    Zurich Finance (USA), Inc., Schaumburg                             N             100.00
    Zurich Holding Company of America, Inc., Schaumburg                N             100.00
    Zurich Life Insurance Company of America, Long Grove               L             100.00
    Zurich Reinsurance Centre Holdings, Inc., New York                 R             100.00
    Zurich Payroll Solutions Ltd., New York                            R             100.00

                                                                CORE BUSINESS
                                                                (SEE LEGEND AT
                                                                BOTTOM OF CHART)    HOLDING %
                                                                ----------------    ---------
VENEZUELA
    Zurich Seguros S.A., Caracas                                      N/L             89.67
    Zurich Internacional de Venezuela, C.A. de Corretajel de
        Reasaguros, Caracas                                            N             100.00

VIETNAM
    Zurich Insurance Company, Representative Office, Ho Chi
        Minh City                                                      N           Rep. Office


Legend:
                A  Asset Management                N    Non-life
                F  Farmers Management Services     R    Reinsurance
                L  Life

ITEM 27.        NUMBER OF CONTRACTOWNERS

      As of March 31, 2002, there were 1,116 Non-Qualified Contracts and 1,551 Qualified Contracts issued.

ITEM 28.        INDEMNIFICATION

      Under its By-laws, Farmers, to the full extent permitted by the Washington Business Corporation Act, will indemnify any person who was or is a party to any proceeding by reason of the fact that he or she is or was a director of Farmers, as provided below.

By-laws of Farmers New World Life Insurance Company (as amended October 24,
1995)

              INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES

SECTION 47. (a) RIGHT OF INDEMNITY. Each person who acts as a Director, officer or employee of the corporation shall be indemnified by the corporation for all sums which he becomes obligated to pay, (including counsel fees, expenses and court costs actually and necessarily incurred by him) in connection with any action, suit or proceeding in which he is made a party by reason of his being, or having been a Director, officer, or employee of the corporation, except in relation to matters as to which he shall be adjudged in such action, suit or proceeding to be liable for bad faith or misconduct in the performance of his duties as such Director, officer or employee, and except any sum paid to the corporation in settlement of an action, suit or proceeding based upon bad faith or misconduct in the performance of his duties.

      (b) SCOPE OF INDEMNITY. The right of indemnification in this article provided shall inure to each Director, officer and employee of the corporation, whether or not he is such Director, officer or employee at the time he shall become obligated to pay such sums, and whether or not the claim asserted against him is based on matters which antedate the adoption of this article; and in the event of his death shall extend to his legal representatives. Each person who shall act as a Director, officer or employee of the corporation shall be deemed to be doing so in reliance upon such right of indemnification; and such right shall not be deemed exclusive of any other right to which any such person may be entitled, under any by-law, agreement, vote of stockholders, or otherwise.

      (c) DETERMINATION OF CLAIMS FOR INDEMNITY. The Board of Directors of the corporation, acting at a meeting at which a majority of the quorum is unaffected by self-interest (notwithstanding that other members of the quorum present but not voting may be so affected), shall determine the propriety and reasonableness of any indemnity claimed under this article, and such determination shall be final and conclusive. If, however, a majority of a quorum of the Board which is unaffected by self-interest and willing to act is not obtainable, the Board in its discretion may appoint from among the stockholders who are not Directors or officers or employees of the corporation, a committee of two or more persons to consider and determine any such question, and the determination of such committee shall be final and conclusive.

                              RULE 484 UNDERTAKING

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.        PRINCIPAL UNDERWRITER

        (a) Farmers Financial Solutions, LLC is the registrant's principal underwriter. It is also the principal underwriter for Farmers Variable Life Separate Account A.

        (b) Officers and Directors of Farmers Financial Solutions, LLC, and their addresses, are as follows:

Name and Principal Business Address       Positions and Offices with the Underwriter
-----------------------------------       ------------------------------------------
Brian S. Cohen                            President and Director(1)
C. Paul Patsis                            Chairman of the Board, Vice President and
                                          Director(2)
James E. Hansen                           Director(3)
John H. Lynch                             Director(4)
Gerald A. McElroy                         Director(5)
Bardea C. Huppert                         Vice President and Chief Operating Officer(1)
Steven K. Klein                           Vice President and Chief Compliance Officer(1)
Mark Peterson                             Vice President and Chief Marketing Officer(1)
Doren E. Hohl                             Secretary(4)
Jon S. Arina                              Treasurer(1)

(1) The principal business address is 2423 Galena Avenue, Simi Valley, California 93065.

(2) The principal business address is 3003 -- 77th Avenue, S.E. Mercer Island, Washington 98040.

(3) The principal business address is 2840 Echo Hill Way, Orange, California 92867.

(4) The principal business address is 4680 Wilshire Boulevard, Los Angeles, California 90010.

(5) The principal business address is 79-050 Via Corta, La Quinta, California 92253.

       (c)(1)                 (2)                 (3)                   (4)               (5)
      Name of          Net Underwriting
     Principal          Discounts and        Compensation            Brokerage
    Underwriter          Commissions         on Redemption          Commissions       Compensation
    -----------        ----------------      -------------          -----------       ------------
Farmers Financial
Solutions, LLC               N/A                  N/A               $2,417,908.35         N/A

ITEM 30.        LOCATION OF BOOKS AND RECORDS

      All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Farmers New World Life Insurance Company at 3003 -- 77th Avenue, S.E., Mercer Island, WA 98040 and by McCamish Systems, L.L.C. Insurance Administrators at 6425 Powers Ferry Road, Atlanta, GA 30339.

ITEM 31.        MANAGEMENT SERVICES

      All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32.        UNDERTAKINGS AND REPRESENTATIONS.

        (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

        (b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to Farmers New World Life Insurance Company for a statement of additional information.

        (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

        (d) The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

        (e) The Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Farmers Annuity Separate Account A, certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this registration statement and has caused this Post-Effective Amendment No. 3 to its registration statement to be signed on its behalf, in the City of Mercer Island, and the State of Washington, on this 25th day of April, 2002.


                                            FARMERS ANNUITY
                                            SEPARATE ACCOUNT A (Registrant)


Attest: /s/ John R. Patton                  By: /s/ C. Paul Patsis
        ------------------------                ----------------------
        John R. Patton                             C. Paul Patsis
        Assistant Vice President                   President
            and Secretary                          Farmers New World Life
        Farmers New World Life                         Insurance Company
            Insurance Company

                                           By:     FARMERS NEW WORLD LIFE
                                                   INSURANCE COMPANY (Depositor)


Attest: /s/ John R. Patton                  By: /s/ C. Paul Patsis
        ------------------------                ----------------------
        John R. Patton                             C. Paul Patsis
        Assistant Vice President                   President
            and Secretary                          Farmers New World Life
        Farmers New World Life                         Insurance Company
            Insurance Company

      As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                                          Title                           Date
---------                                          -----                           ----
/s/ C. Paul Patis                   President and Director (Principal         April 25, 2002
-----------------------------       Executive Officer)
C. Paul Patsis*

/s/ Kathryn M. Callahan             Vice President, Actuary and Director      April 25, 2002
-----------------------------
Kathryn M. Callahan*

/s/ David A. Demmon                 Assistant Vice President and              April 25, 2002
-----------------------------       Treasurer (Principal Accounting
David A. Demmon*                    Officer and Principal Financial
                                    Officer)

/s/ Michael W. Keller               Vice President and Director               April 25, 2002
-----------------------------
Michael W. Keller*

/s/ James I. Randolph               Vice President, Assistant Secretary       April 25, 2002
-----------------------------       and Director
James I. Randolph*

/s/ C. Paul Patsis                  On April 25, 2002, as Attorney-in-Fact pursuant to powers
-----------------------------       of attorney filed herewith or by previous amendment.
*By:  C. Paul Patsis

                                  EXHIBIT INDEX

Exhibit 5(c)         Revised Variable Policy Application Supplement

Exhibit 8(s)         Amendment No. 1 to Participation Agreement among WM Variable Trust, WM
                     Funds Distribution, Inc. and Farmers New World Life Insurance Company

Exhibit 8(t)         Master Administration Agreement between McCamish Systems, LLC and Farmers
                     New World Life Insurance Company dated as of April 1, 2001.

Exhibit 9            Opinion and Consent of M. Douglas Close, Esq.

Exhibit 10(a)        Consent of Sutherland Asbill & Brennan LLP

Exhibit 10(b)(i)     Consent of PricewaterhouseCoopers LLP

Exhibit 10(b)(ii)    Consent of Deloitte & Touche LLP